Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Transamerica Funds
Entity Central Index Key		0000787623
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000171792
Shareholder Report [Line Items]
Fund Name		Transamerica Balanced II
Class Name		Class I3
Trading Symbol		TBLTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$70	0.62%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Easing inflation and improved growth prospects fueled optimism for a soft landing in the fiscal year ended October 31, 2024, and markets were able to advance.

Stock selection in hardware & semiconductors, retail, and pharma/medical technology sectors contributed most to performance, while software & services, financial services, and telecommunications were the largest detractors.

Top contributors included underweight positions in Intel Corp. and Cisco Systems, Inc. and an overweight position in NVIDIA Corp. Intel Corp., an underweight and major contributor to returns in the fiscal year, faced challenges due to seasonal demand trends, product execution, and a muted gross margin trajectory. It experienced slow uptake of foundry services and limited traction in AI XPU products, amid tough macro headwinds and a competitive environment.

Top detractors included underweight allocations in Walmart Inc., Oracle Corp., and Broadcom, Inc. Oracle Corp., a major detractor, provides enterprise software solutions and cloud services. The sleeve’s underweight position detracted from performance after strong cloud infrastructure revenue and new long-term targets came in above expectations. Oracle Corp. benefited from increased capacity and announced ambitious fiscal year 2029 targets, suggesting strong demand for its cloud services.

Performance in the Fund’s fixed-income sleeve was driven by an overweight to credit relative to the benchmark during the fiscal year. This positioning led the sleeve to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the sleeve compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities, selection within commercial mortgage-backed securities and positioning within agency residential mortgage-backed securities were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within banking and insurance and an overweight allocation to technology. Detractors included selection within finance companies, basic industry and consumer cyclicals.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	S&P 500® Index	Bloomberg US Aggregate Bond Index
9/15/2017	$10,000	$10,000	$10,000
9/30/2017	$10,030	$10,101	$9,975
10/31/2017	$10,170	$10,336	$9,981
11/30/2017	$10,350	$10,653	$9,968
12/31/2017	$10,447	$10,772	$10,014
1/31/2018	$10,740	$11,388	$9,899
2/28/2018	$10,427	$10,969	$9,805
3/31/2018	$10,284	$10,690	$9,868
4/30/2018	$10,274	$10,731	$9,794
5/31/2018	$10,436	$10,989	$9,864
6/30/2018	$10,480	$11,057	$9,852
7/31/2018	$10,734	$11,469	$9,855
8/31/2018	$10,958	$11,842	$9,918
9/30/2018	$10,975	$11,910	$9,854
10/31/2018	$10,424	$11,096	$9,776
11/30/2018	$10,597	$11,322	$9,835
12/31/2018	$10,081	$10,299	$10,015
1/31/2019	$10,611	$11,125	$10,122
2/28/2019	$10,801	$11,482	$10,116
3/31/2019	$10,999	$11,705	$10,310
4/30/2019	$11,286	$12,179	$10,313
5/31/2019	$10,914	$11,405	$10,496
6/30/2019	$11,423	$12,209	$10,628
7/31/2019	$11,519	$12,384	$10,651
8/31/2019	$11,508	$12,188	$10,927
9/30/2019	$11,610	$12,416	$10,869
10/31/2019	$11,793	$12,685	$10,901
11/30/2019	$12,061	$13,146	$10,896
12/31/2019	$12,292	$13,542	$10,888
1/31/2020	$12,403	$13,537	$11,098
2/29/2020	$11,917	$12,423	$11,298
3/31/2020	$10,865	$10,888	$11,231
4/30/2020	$11,829	$12,284	$11,431
5/31/2020	$12,229	$12,869	$11,484
6/30/2020	$12,462	$13,125	$11,556
7/31/2020	$12,997	$13,865	$11,729
8/31/2020	$13,553	$14,862	$11,634
9/30/2020	$13,207	$14,297	$11,628
10/31/2020	$12,973	$13,917	$11,576
11/30/2020	$13,877	$15,440	$11,690
12/31/2020	$14,224	$16,034	$11,706
1/31/2021	$14,119	$15,872	$11,622
2/28/2021	$14,259	$16,310	$11,454
3/31/2021	$14,614	$17,024	$11,311
4/30/2021	$15,174	$17,933	$11,400
5/31/2021	$15,255	$18,058	$11,437
6/30/2021	$15,525	$18,480	$11,518
7/31/2021	$15,817	$18,919	$11,647
8/31/2021	$16,063	$19,494	$11,624
9/30/2021	$15,528	$18,587	$11,524
10/31/2021	$16,243	$19,889	$11,521
11/30/2021	$16,208	$19,752	$11,555
12/31/2021	$16,649	$20,637	$11,525
1/31/2022	$16,036	$19,569	$11,277
2/28/2022	$15,678	$18,983	$11,151
3/31/2022	$15,843	$19,688	$10,841
4/30/2022	$14,780	$17,971	$10,430
5/31/2022	$14,818	$18,004	$10,497
6/30/2022	$13,971	$16,518	$10,332
7/31/2022	$14,884	$18,041	$10,585
8/31/2022	$14,357	$17,305	$10,286
9/30/2022	$13,320	$15,711	$9,841
10/31/2022	$13,823	$16,983	$9,714
11/30/2022	$14,507	$17,932	$10,071
12/31/2022	$13,960	$16,899	$10,026
1/31/2023	$14,665	$17,961	$10,334
2/28/2023	$14,340	$17,523	$10,067
3/31/2023	$14,786	$18,166	$10,323
4/30/2023	$14,963	$18,450	$10,385
5/31/2023	$14,963	$18,530	$10,272
6/30/2023	$15,549	$19,754	$10,235
7/31/2023	$15,863	$20,389	$10,228
8/31/2023	$15,699	$20,064	$10,163
9/30/2023	$15,120	$19,108	$9,905
10/31/2023	$14,845	$18,706	$9,748
11/30/2023	$15,904	$20,414	$10,190
12/31/2023	$16,580	$21,342	$10,580
1/31/2024	$16,749	$21,700	$10,551
2/29/2024	$17,214	$22,859	$10,402
3/31/2024	$17,622	$23,594	$10,498
4/30/2024	$17,041	$22,631	$10,233
5/31/2024	$17,664	$23,753	$10,406
6/30/2024	$18,149	$24,605	$10,505
7/31/2024	$18,376	$24,905	$10,750
8/31/2024	$18,775	$25,509	$10,905
9/30/2024	$19,095	$26,054	$11,051
10/31/2024	$18,810	$25,817	$10,777

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 9/15/17
Class I3	26.70%	9.79%	9.27%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	14.23%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.05%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 112,304,076
Holdings Count | Holding		563
Advisory Fees Paid, Amount		$ 518,799
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,304,076
Number of Portfolio Holdings	563
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (net of waivers and reimbursements)	$518,799

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.1%
Corporate Debt Securities	13.7
U.S. Government Agency Obligations	10.1
U.S. Government Obligations	10.0
Commercial Paper	6.6
Mortgage-Backed Securities	2.5
Asset-Backed Securities	1.9
Short-Term U.S. Government Obligations	1.9
Repurchase Agreements	1.1
Foreign Government Obligations	0.4
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	4.4%
Microsoft Corp.	4.2
Apple, Inc.	4.2
Amazon.com, Inc.	2.4
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.6
Alphabet, Inc., Class A	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	1.2
Mastercard, Inc., Class A	1.0
Alphabet, Inc., Class C	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171790
Shareholder Report [Line Items]
Fund Name		Transamerica Balanced II
Class Name		Class R
Trading Symbol		TBLRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$124	1.10%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Easing inflation and improved growth prospects fueled optimism for a soft landing in the fiscal year ended October 31, 2024, and markets were able to advance.

Stock selection in hardware & semiconductors, retail, and pharma/medical technology sectors contributed most to performance, while software & services, financial services, and telecommunications were the largest detractors.

Top contributors included underweight positions in Intel Corp. and Cisco Systems, Inc. and an overweight position in NVIDIA Corp. Intel Corp., an underweight and major contributor to returns in the fiscal year, faced challenges due to seasonal demand trends, product execution, and a muted gross margin trajectory. It experienced slow uptake of foundry services and limited traction in AI XPU products, amid tough macro headwinds and a competitive environment.

Top detractors included underweight allocations in Walmart Inc., Oracle Corp., and Broadcom, Inc. Oracle Corp., a major detractor, provides enterprise software solutions and cloud services. The sleeve’s underweight position detracted from performance after strong cloud infrastructure revenue and new long-term targets came in above expectations. Oracle Corp. benefited from increased capacity and announced ambitious fiscal year 2029 targets, suggesting strong demand for its cloud services.

Performance in the Fund’s fixed-income sleeve was driven by an overweight to credit relative to the benchmark during the fiscal year. This positioning led the sleeve to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the sleeve compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities, selection within commercial mortgage-backed securities and positioning within agency residential mortgage-backed securities were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within banking and insurance and an overweight allocation to technology. Detractors included selection within finance companies, basic industry and consumer cyclicals.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,164	$10,269	$10,071
12/31/2014	$10,174	$10,243	$10,080
1/31/2015	$10,081	$9,936	$10,292
2/28/2015	$10,375	$10,507	$10,195
3/31/2015	$10,287	$10,340	$10,242
4/30/2015	$10,292	$10,440	$10,206
5/31/2015	$10,385	$10,574	$10,181
6/30/2015	$10,209	$10,369	$10,070
7/31/2015	$10,328	$10,586	$10,140
8/31/2015	$9,956	$9,948	$10,125
9/30/2015	$9,806	$9,702	$10,194
10/31/2015	$10,278	$10,520	$10,196
11/30/2015	$10,283	$10,551	$10,169
12/31/2015	$10,166	$10,385	$10,136
1/31/2016	$9,883	$9,869	$10,275
2/29/2016	$9,851	$9,856	$10,348
3/31/2016	$10,288	$10,525	$10,443
4/30/2016	$10,341	$10,566	$10,483
5/31/2016	$10,467	$10,755	$10,486
6/30/2016	$10,495	$10,783	$10,674
7/31/2016	$10,790	$11,181	$10,742
8/31/2016	$10,796	$11,196	$10,730
9/30/2016	$10,792	$11,199	$10,723
10/31/2016	$10,665	$10,994	$10,641
11/30/2016	$10,829	$11,401	$10,390
12/31/2016	$10,948	$11,627	$10,404
1/31/2017	$11,104	$11,847	$10,425
2/28/2017	$11,386	$12,318	$10,495
3/31/2017	$11,395	$12,332	$10,489
4/30/2017	$11,509	$12,459	$10,570
5/31/2017	$11,612	$12,634	$10,651
6/30/2017	$11,632	$12,713	$10,641
7/31/2017	$11,795	$12,974	$10,687
8/31/2017	$11,865	$13,014	$10,782
9/30/2017	$11,962	$13,283	$10,731
10/31/2017	$12,117	$13,593	$10,737
11/30/2017	$12,331	$14,009	$10,723
12/31/2017	$12,441	$14,165	$10,773
1/31/2018	$12,778	$14,976	$10,649
2/28/2018	$12,405	$14,424	$10,548
3/31/2018	$12,231	$14,058	$10,615
4/30/2018	$12,207	$14,112	$10,536
5/31/2018	$12,388	$14,451	$10,611
6/30/2018	$12,437	$14,540	$10,598
7/31/2018	$12,727	$15,081	$10,601
8/31/2018	$12,992	$15,573	$10,669
9/30/2018	$13,007	$15,662	$10,600
10/31/2018	$12,341	$14,591	$10,517
11/30/2018	$12,559	$14,888	$10,579
12/31/2018	$11,943	$13,544	$10,774
1/31/2019	$12,571	$14,629	$10,888
2/28/2019	$12,796	$15,099	$10,882
3/31/2019	$13,027	$15,393	$11,091
4/30/2019	$13,354	$16,016	$11,094
5/31/2019	$12,901	$14,998	$11,291
6/30/2019	$13,499	$16,055	$11,432
7/31/2019	$13,613	$16,286	$11,458
8/31/2019	$13,588	$16,028	$11,755
9/30/2019	$13,704	$16,328	$11,692
10/31/2019	$13,919	$16,681	$11,727
11/30/2019	$14,223	$17,287	$11,721
12/31/2019	$14,492	$17,809	$11,713
1/31/2020	$14,622	$17,802	$11,938
2/29/2020	$14,036	$16,336	$12,153
3/31/2020	$12,789	$14,319	$12,082
4/30/2020	$13,924	$16,154	$12,297
5/31/2020	$14,394	$16,923	$12,354
6/30/2020	$14,665	$17,260	$12,432
7/31/2020	$15,280	$18,233	$12,617
8/31/2020	$15,934	$19,544	$12,515
9/30/2020	$15,508	$18,801	$12,509
10/31/2020	$15,233	$18,301	$12,453
11/30/2020	$16,294	$20,305	$12,575
12/31/2020	$16,681	$21,085	$12,592
1/31/2021	$16,558	$20,872	$12,502
2/28/2021	$16,722	$21,448	$12,321
3/31/2021	$17,118	$22,387	$12,168
4/30/2021	$17,774	$23,582	$12,264
5/31/2021	$17,869	$23,747	$12,304
6/30/2021	$18,163	$24,301	$12,390
7/31/2021	$18,505	$24,878	$12,529
8/31/2021	$18,792	$25,635	$12,505
9/30/2021	$18,157	$24,443	$12,397
10/31/2021	$18,978	$26,155	$12,393
11/30/2021	$18,924	$25,974	$12,430
12/31/2021	$19,427	$27,138	$12,398
1/31/2022	$18,712	$25,734	$12,131
2/28/2022	$18,295	$24,963	$11,996
3/31/2022	$18,479	$25,890	$11,662
4/30/2022	$17,225	$23,632	$11,220
5/31/2022	$17,255	$23,676	$11,292
6/30/2022	$16,276	$21,721	$11,115
7/31/2022	$17,324	$23,724	$11,387
8/31/2022	$16,710	$22,757	$11,065
9/30/2022	$15,496	$20,661	$10,587
10/31/2022	$16,066	$22,334	$10,450
11/30/2022	$16,846	$23,582	$10,834
12/31/2022	$16,220	$22,223	$10,785
1/31/2023	$17,039	$23,619	$11,117
2/28/2023	$16,645	$23,043	$10,829
3/31/2023	$17,142	$23,889	$11,104
4/30/2023	$17,363	$24,262	$11,172
5/31/2023	$17,347	$24,367	$11,050
6/30/2023	$18,020	$25,977	$11,011
7/31/2023	$18,368	$26,812	$11,003
8/31/2023	$18,178	$26,385	$10,933
9/30/2023	$17,486	$25,127	$10,655
10/31/2023	$17,168	$24,599	$10,487
11/30/2023	$18,392	$26,845	$10,962
12/31/2023	$19,167	$28,065	$11,381
1/31/2024	$19,362	$28,536	$11,350
2/29/2024	$19,883	$30,060	$11,190
3/31/2024	$20,345	$31,027	$11,293
4/30/2024	$19,659	$29,760	$11,008
5/31/2024	$20,378	$31,236	$11,194
6/30/2024	$20,928	$32,356	$11,300
7/31/2024	$21,190	$32,750	$11,564
8/31/2024	$21,633	$33,545	$11,731
9/30/2024	$21,992	$34,261	$11,888
10/31/2024	$21,663	$33,950	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	26.19%	9.25%	8.04%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 112,304,076
Holdings Count | Holding		563
Advisory Fees Paid, Amount		$ 518,799
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,304,076
Number of Portfolio Holdings	563
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (net of waivers and reimbursements)	$518,799

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.1%
Corporate Debt Securities	13.7
U.S. Government Agency Obligations	10.1
U.S. Government Obligations	10.0
Commercial Paper	6.6
Mortgage-Backed Securities	2.5
Asset-Backed Securities	1.9
Short-Term U.S. Government Obligations	1.9
Repurchase Agreements	1.1
Foreign Government Obligations	0.4
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	4.4%
Microsoft Corp.	4.2
Apple, Inc.	4.2
Amazon.com, Inc.	2.4
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.6
Alphabet, Inc., Class A	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	1.2
Mastercard, Inc., Class A	1.0
Alphabet, Inc., Class C	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021244
Shareholder Report [Line Items]
Fund Name		Transamerica Bond
Class Name		Class A
Trading Symbol		IDITX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.84%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning factors detracted from relative performance.

At a sector level, selection within government securities and an off-index allocation to high yield corporate credit contributed the most to relative returns. The underweight allocation to government securities also notably contributed. The overweight allocation to asset-backed securities (“ABS”), an underweight allocation to agency residential mortgage-backed securities (“agency RMBS”) and selection within commercial mortgage-backed securities (“CMBS”) were the largest relative return detractors.

Within corporate credit, the largest contributor to relative returns was selection within banking followed by the overweight allocation to and selection within consumer non-cyclicals. Detractors included selection within finance companies as well as selection within and an underweight allocation to electric.

Over the fiscal year, the sub-adviser adjusted sector allocations to reflect developments in the economic environment and evolving views on relative value across sectors. The allocation to high yield corporate credit was reduced given less favorable relative value outlooks on the sector, and CMBS exposure was managed down as certain property types, like office, remained under pressure. Proceeds from these sales were largely reinvested in high-quality securitized investments, including agency RMBS, non-agency RMBS and ABS deals collateralized by credit card receivables and timeshares.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Aggregate Bond Index
10/31/2014	$9,527	$10,000
11/30/2014	$9,539	$10,071
12/31/2014	$9,500	$10,080
1/31/2015	$9,584	$10,292
2/28/2015	$9,619	$10,195
3/31/2015	$9,632	$10,242
4/30/2015	$9,657	$10,206
5/31/2015	$9,672	$10,181
6/30/2015	$9,596	$10,070
7/31/2015	$9,612	$10,140
8/31/2015	$9,552	$10,125
9/30/2015	$9,514	$10,194
10/31/2015	$9,580	$10,196
11/30/2015	$9,533	$10,169
12/31/2015	$9,431	$10,136
1/31/2016	$9,431	$10,275
2/29/2016	$9,389	$10,348
3/31/2016	$9,554	$10,443
4/30/2016	$9,677	$10,483
5/31/2016	$9,727	$10,486
6/30/2016	$9,829	$10,674
7/31/2016	$9,932	$10,742
8/31/2016	$10,005	$10,730
9/30/2016	$10,048	$10,723
10/31/2016	$10,038	$10,641
11/30/2016	$9,905	$10,390
12/31/2016	$9,970	$10,404
1/31/2017	$10,022	$10,425
2/28/2017	$10,129	$10,495
3/31/2017	$10,130	$10,489
4/30/2017	$10,205	$10,570
5/31/2017	$10,292	$10,651
6/30/2017	$10,302	$10,641
7/31/2017	$10,367	$10,687
8/31/2017	$10,432	$10,782
9/30/2017	$10,432	$10,731
10/31/2017	$10,451	$10,737
11/30/2017	$10,427	$10,723
12/31/2017	$10,460	$10,773
1/31/2018	$10,445	$10,649
2/28/2018	$10,373	$10,548
3/31/2018	$10,382	$10,615
4/30/2018	$10,356	$10,536
5/31/2018	$10,375	$10,611
6/30/2018	$10,362	$10,598
7/31/2018	$10,405	$10,601
8/31/2018	$10,447	$10,669
9/30/2018	$10,444	$10,600
10/31/2018	$10,370	$10,517
11/30/2018	$10,357	$10,579
12/31/2018	$10,378	$10,774
1/31/2019	$10,560	$10,888
2/28/2019	$10,615	$10,882
3/31/2019	$10,762	$11,091
4/30/2019	$10,804	$11,094
5/31/2019	$10,917	$11,291
6/30/2019	$11,065	$11,432
7/31/2019	$11,105	$11,458
8/31/2019	$11,299	$11,755
9/30/2019	$11,266	$11,692
10/31/2019	$11,303	$11,727
11/30/2019	$11,305	$11,721
12/31/2019	$11,319	$11,713
1/31/2020	$11,513	$11,938
2/29/2020	$11,622	$12,153
3/31/2020	$10,837	$12,082
4/30/2020	$11,204	$12,297
5/31/2020	$11,399	$12,354
6/30/2020	$11,593	$12,432
7/31/2020	$11,860	$12,617
8/31/2020	$11,819	$12,515
9/30/2020	$11,814	$12,509
10/31/2020	$11,759	$12,453
11/30/2020	$11,988	$12,575
12/31/2020	$12,064	$12,592
1/31/2021	$11,997	$12,502
2/28/2021	$11,832	$12,321
3/31/2021	$11,728	$12,168
4/30/2021	$11,838	$12,264
5/31/2021	$11,899	$12,304
6/30/2021	$12,008	$12,390
7/31/2021	$12,118	$12,529
8/31/2021	$12,127	$12,505
9/30/2021	$12,036	$12,397
10/31/2021	$12,033	$12,393
11/30/2021	$12,042	$12,430
12/31/2021	$12,048	$12,398
1/31/2022	$11,802	$12,131
2/28/2022	$11,633	$11,996
3/31/2022	$11,387	$11,662
4/30/2022	$10,976	$11,220
5/31/2022	$10,950	$11,292
6/30/2022	$10,653	$11,115
7/31/2022	$10,924	$11,387
8/31/2022	$10,680	$11,065
9/30/2022	$10,227	$10,587
10/31/2022	$10,138	$10,450
11/30/2022	$10,453	$10,834
12/31/2022	$10,430	$10,785
1/31/2023	$10,774	$11,117
2/28/2023	$10,540	$10,829
3/31/2023	$10,730	$11,104
4/30/2023	$10,800	$11,172
5/31/2023	$10,685	$11,050
6/30/2023	$10,692	$11,011
7/31/2023	$10,684	$11,003
8/31/2023	$10,624	$10,933
9/30/2023	$10,349	$10,655
10/31/2023	$10,196	$10,487
11/30/2023	$10,637	$10,962
12/31/2023	$11,053	$11,381
1/31/2024	$11,019	$11,350
2/29/2024	$10,905	$11,190
3/31/2024	$11,011	$11,293
4/30/2024	$10,747	$11,008
5/31/2024	$10,910	$11,194
6/30/2024	$11,046	$11,300
7/31/2024	$11,237	$11,564
8/31/2024	$11,415	$11,731
9/30/2024	$11,564	$11,888
10/31/2024	$11,308	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	5.59%	(0.96%)	1.24%
Class A	10.91%	0.01%	1.73%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,461,486,825
Holdings Count | Holding		554
Advisory Fees Paid, Amount		$ 7,889,026
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,461,486,825
Number of Portfolio Holdings	554
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,889,026
Average MaturityFootnote Reference§	8.20 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	40.2%
AAA	14.7
AA	0.6
A	12.1
BBB	23.5
BB	7.3
B	2.2
CCC and Below	0.7
Not Rated	2.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	39.4%
U.S. Government Obligations	27.9
Asset-Backed Securities	11.5
Mortgage-Backed Securities	9.8
U.S. Government Agency Obligations	9.3
Short-Term U.S. Government Obligations	3.6
Repurchase Agreements	2.8
Commercial Paper	1.6
Foreign Government Obligations	0.8
Other Investment Company	0.8
Loan Assignments	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2054	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.6
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.s. Treasury Bills, 5.11%, 11/29/2024	1.3
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
U.S. Treasury Notes, 3.50%, 09/30/2026	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021246
Shareholder Report [Line Items]
Fund Name		Transamerica Bond
Class Name		Class C
Trading Symbol		IFLLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.53%

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning factors detracted from relative performance.

At a sector level, selection within government securities and an off-index allocation to high yield corporate credit contributed the most to relative returns. The underweight allocation to government securities also notably contributed. The overweight allocation to asset-backed securities (“ABS”), an underweight allocation to agency residential mortgage-backed securities (“agency RMBS”) and selection within commercial mortgage-backed securities (“CMBS”) were the largest relative return detractors.

Within corporate credit, the largest contributor to relative returns was selection within banking followed by the overweight allocation to and selection within consumer non-cyclicals. Detractors included selection within finance companies as well as selection within and an underweight allocation to electric.

Over the fiscal year, the sub-adviser adjusted sector allocations to reflect developments in the economic environment and evolving views on relative value across sectors. The allocation to high yield corporate credit was reduced given less favorable relative value outlooks on the sector, and CMBS exposure was managed down as certain property types, like office, remained under pressure. Proceeds from these sales were largely reinvested in high-quality securitized investments, including agency RMBS, non-agency RMBS and ABS deals collateralized by credit card receivables and timeshares.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,007	$10,071
12/31/2014	$9,960	$10,080
1/31/2015	$10,042	$10,292
2/28/2015	$10,074	$10,195
3/31/2015	$10,082	$10,242
4/30/2015	$10,102	$10,206
5/31/2015	$10,112	$10,181
6/30/2015	$10,026	$10,070
7/31/2015	$10,036	$10,140
8/31/2015	$9,968	$10,125
9/30/2015	$9,922	$10,194
10/31/2015	$9,974	$10,196
11/30/2015	$9,930	$10,169
12/31/2015	$9,818	$10,136
1/31/2016	$9,812	$10,275
2/29/2016	$9,761	$10,348
3/31/2016	$9,928	$10,443
4/30/2016	$10,051	$10,483
5/31/2016	$10,097	$10,486
6/30/2016	$10,187	$10,674
7/31/2016	$10,300	$10,742
8/31/2016	$10,369	$10,730
9/30/2016	$10,408	$10,723
10/31/2016	$10,391	$10,641
11/30/2016	$10,247	$10,390
12/31/2016	$10,308	$10,404
1/31/2017	$10,356	$10,425
2/28/2017	$10,461	$10,495
3/31/2017	$10,455	$10,489
4/30/2017	$10,538	$10,570
5/31/2017	$10,611	$10,651
6/30/2017	$10,616	$10,641
7/31/2017	$10,676	$10,687
8/31/2017	$10,738	$10,782
9/30/2017	$10,732	$10,731
10/31/2017	$10,746	$10,737
11/30/2017	$10,715	$10,723
12/31/2017	$10,743	$10,773
1/31/2018	$10,721	$10,649
2/28/2018	$10,641	$10,548
3/31/2018	$10,644	$10,615
4/30/2018	$10,611	$10,536
5/31/2018	$10,625	$10,611
6/30/2018	$10,605	$10,598
7/31/2018	$10,644	$10,601
8/31/2018	$10,681	$10,669
9/30/2018	$10,672	$10,600
10/31/2018	$10,603	$10,517
11/30/2018	$10,584	$10,579
12/31/2018	$10,587	$10,774
1/31/2019	$10,769	$10,888
2/28/2019	$10,820	$10,882
3/31/2019	$10,965	$11,091
4/30/2019	$11,001	$11,094
5/31/2019	$11,111	$11,291
6/30/2019	$11,257	$11,432
7/31/2019	$11,292	$11,458
8/31/2019	$11,484	$11,755
9/30/2019	$11,445	$11,692
10/31/2019	$11,477	$11,727
11/30/2019	$11,473	$11,721
12/31/2019	$11,481	$11,713
1/31/2020	$11,673	$11,938
2/29/2020	$11,778	$12,153
3/31/2020	$10,983	$12,082
4/30/2020	$11,338	$12,297
5/31/2020	$11,531	$12,354
6/30/2020	$11,710	$12,432
7/31/2020	$11,975	$12,617
8/31/2020	$11,941	$12,515
9/30/2020	$11,931	$12,509
10/31/2020	$11,857	$12,453
11/30/2020	$12,083	$12,575
12/31/2020	$12,154	$12,592
1/31/2021	$12,081	$12,502
2/28/2021	$11,920	$12,321
3/31/2021	$11,808	$12,168
4/30/2021	$11,913	$12,264
5/31/2021	$11,955	$12,304
6/30/2021	$12,072	$12,390
7/31/2021	$12,176	$12,529
8/31/2021	$12,166	$12,505
9/30/2021	$12,080	$12,397
10/31/2021	$12,070	$12,393
11/30/2021	$12,060	$12,430
12/31/2021	$12,073	$12,398
1/31/2022	$11,805	$12,131
2/28/2022	$11,641	$11,996
3/31/2022	$11,388	$11,662
4/30/2022	$10,967	$11,220
5/31/2022	$10,935	$11,292
6/30/2022	$10,632	$11,115
7/31/2022	$10,911	$11,387
8/31/2022	$10,660	$11,065
9/30/2022	$10,186	$10,587
10/31/2022	$10,091	$10,450
11/30/2022	$10,402	$10,834
12/31/2022	$10,386	$10,785
1/31/2023	$10,725	$11,117
2/28/2023	$10,472	$10,829
3/31/2023	$10,670	$11,104
4/30/2023	$10,734	$11,172
5/31/2023	$10,600	$11,050
6/30/2023	$10,601	$11,011
7/31/2023	$10,587	$11,003
8/31/2023	$10,520	$10,933
9/30/2023	$10,253	$10,655
10/31/2023	$10,081	$10,487
11/30/2023	$10,514	$10,962
12/31/2023	$10,921	$11,381
1/31/2024	$10,895	$11,350
2/29/2024	$10,762	$11,190
3/31/2024	$10,861	$11,293
4/30/2024	$10,592	$11,008
5/31/2024	$10,761	$11,194
6/30/2024	$10,875	$11,300
7/31/2024	$11,058	$11,564
8/31/2024	$11,227	$11,731
9/30/2024	$11,368	$11,888
10/31/2024	$11,108	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	9.19%	(0.65%)	1.06%
Class C	10.19%	(0.65%)	1.06%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,461,486,825
Holdings Count | Holding		554
Advisory Fees Paid, Amount		$ 7,889,026
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,461,486,825
Number of Portfolio Holdings	554
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,889,026
Average MaturityFootnote Reference§	8.20 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	40.2%
AAA	14.7
AA	0.6
A	12.1
BBB	23.5
BB	7.3
B	2.2
CCC and Below	0.7
Not Rated	2.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	39.4%
U.S. Government Obligations	27.9
Asset-Backed Securities	11.5
Mortgage-Backed Securities	9.8
U.S. Government Agency Obligations	9.3
Short-Term U.S. Government Obligations	3.6
Repurchase Agreements	2.8
Commercial Paper	1.6
Foreign Government Obligations	0.8
Other Investment Company	0.8
Loan Assignments	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2054	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.6
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.s. Treasury Bills, 5.11%, 11/29/2024	1.3
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
U.S. Treasury Notes, 3.50%, 09/30/2026	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000081828
Shareholder Report [Line Items]
Fund Name		Transamerica Bond
Class Name		Class I
Trading Symbol		TFXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning factors detracted from relative performance.

At a sector level, selection within government securities and an off-index allocation to high yield corporate credit contributed the most to relative returns. The underweight allocation to government securities also notably contributed. The overweight allocation to asset-backed securities (“ABS”), an underweight allocation to agency residential mortgage-backed securities (“agency RMBS”) and selection within commercial mortgage-backed securities (“CMBS”) were the largest relative return detractors.

Within corporate credit, the largest contributor to relative returns was selection within banking followed by the overweight allocation to and selection within consumer non-cyclicals. Detractors included selection within finance companies as well as selection within and an underweight allocation to electric.

Over the fiscal year, the sub-adviser adjusted sector allocations to reflect developments in the economic environment and evolving views on relative value across sectors. The allocation to high yield corporate credit was reduced given less favorable relative value outlooks on the sector, and CMBS exposure was managed down as certain property types, like office, remained under pressure. Proceeds from these sales were largely reinvested in high-quality securitized investments, including agency RMBS, non-agency RMBS and ABS deals collateralized by credit card receivables and timeshares.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,015	$10,071
12/31/2014	$9,977	$10,080
1/31/2015	$10,078	$10,292
2/28/2015	$10,106	$10,195
3/31/2015	$10,122	$10,242
4/30/2015	$10,150	$10,206
5/31/2015	$10,169	$10,181
6/30/2015	$10,091	$10,070
7/31/2015	$10,110	$10,140
8/31/2015	$10,050	$10,125
9/30/2015	$10,013	$10,194
10/31/2015	$10,084	$10,196
11/30/2015	$10,037	$10,169
12/31/2015	$9,933	$10,136
1/31/2016	$9,935	$10,275
2/29/2016	$9,892	$10,348
3/31/2016	$10,068	$10,443
4/30/2016	$10,200	$10,483
5/31/2016	$10,254	$10,486
6/30/2016	$10,365	$10,674
7/31/2016	$10,475	$10,742
8/31/2016	$10,554	$10,730
9/30/2016	$10,602	$10,723
10/31/2016	$10,594	$10,641
11/30/2016	$10,456	$10,390
12/31/2016	$10,527	$10,404
1/31/2017	$10,595	$10,425
2/28/2017	$10,699	$10,495
3/31/2017	$10,714	$10,489
4/30/2017	$10,795	$10,570
5/31/2017	$10,879	$10,651
6/30/2017	$10,892	$10,641
7/31/2017	$10,975	$10,687
8/31/2017	$11,035	$10,782
9/30/2017	$11,039	$10,731
10/31/2017	$11,074	$10,737
11/30/2017	$11,052	$10,723
12/31/2017	$11,078	$10,773
1/31/2018	$11,065	$10,649
2/28/2018	$11,003	$10,548
3/31/2018	$11,004	$10,615
4/30/2018	$10,979	$10,536
5/31/2018	$11,015	$10,611
6/30/2018	$10,992	$10,598
7/31/2018	$11,054	$10,601
8/31/2018	$11,091	$10,669
9/30/2018	$11,104	$10,600
10/31/2018	$11,031	$10,517
11/30/2018	$11,020	$10,579
12/31/2018	$11,034	$10,774
1/31/2019	$11,244	$10,888
2/28/2019	$11,306	$10,882
3/31/2019	$11,466	$11,091
4/30/2019	$11,502	$11,094
5/31/2019	$11,627	$11,291
6/30/2019	$11,801	$11,432
7/31/2019	$11,835	$11,458
8/31/2019	$12,059	$11,755
9/30/2019	$12,027	$11,692
10/31/2019	$12,072	$11,727
11/30/2019	$12,065	$11,721
12/31/2019	$12,097	$11,713
1/31/2020	$12,308	$11,938
2/29/2020	$12,415	$12,153
3/31/2020	$11,594	$12,082
4/30/2020	$11,989	$12,297
5/31/2020	$12,202	$12,354
6/30/2020	$12,401	$12,432
7/31/2020	$12,690	$12,617
8/31/2020	$12,665	$12,515
9/30/2020	$12,666	$12,509
10/31/2020	$12,611	$12,453
11/30/2020	$12,847	$12,575
12/31/2020	$12,946	$12,592
1/31/2021	$12,880	$12,502
2/28/2021	$12,707	$12,321
3/31/2021	$12,599	$12,168
4/30/2021	$12,721	$12,264
5/31/2021	$12,777	$12,304
6/30/2021	$12,912	$12,390
7/31/2021	$13,034	$12,529
8/31/2021	$13,048	$12,505
9/30/2021	$12,954	$12,397
10/31/2021	$12,955	$12,393
11/30/2021	$12,954	$12,430
12/31/2021	$12,979	$12,398
1/31/2022	$12,704	$12,131
2/28/2022	$12,540	$11,996
3/31/2022	$12,280	$11,662
4/30/2022	$11,841	$11,220
5/31/2022	$11,804	$11,292
6/30/2022	$11,489	$11,115
7/31/2022	$11,799	$11,387
8/31/2022	$11,540	$11,065
9/30/2022	$11,041	$10,587
10/31/2022	$10,950	$10,450
11/30/2022	$11,293	$10,834
12/31/2022	$11,287	$10,785
1/31/2023	$11,663	$11,117
2/28/2023	$11,414	$10,829
3/31/2023	$11,623	$11,104
4/30/2023	$11,704	$11,172
5/31/2023	$11,583	$11,050
6/30/2023	$11,594	$11,011
7/31/2023	$11,589	$11,003
8/31/2023	$11,527	$10,933
9/30/2023	$11,233	$10,655
10/31/2023	$11,071	$10,487
11/30/2023	$11,551	$10,962
12/31/2023	$12,005	$11,381
1/31/2024	$11,972	$11,350
2/29/2024	$11,852	$11,190
3/31/2024	$11,970	$11,293
4/30/2024	$11,687	$11,008
5/31/2024	$11,868	$11,194
6/30/2024	$12,018	$11,300
7/31/2024	$12,229	$11,564
8/31/2024	$12,425	$11,731
9/30/2024	$12,576	$11,888
10/31/2024	$12,301	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	11.11%	0.38%	2.09%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,461,486,825
Holdings Count | Holding		554
Advisory Fees Paid, Amount		$ 7,889,026
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,461,486,825
Number of Portfolio Holdings	554
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,889,026
Average MaturityFootnote Reference§	8.20 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	40.2%
AAA	14.7
AA	0.6
A	12.1
BBB	23.5
BB	7.3
B	2.2
CCC and Below	0.7
Not Rated	2.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	39.4%
U.S. Government Obligations	27.9
Asset-Backed Securities	11.5
Mortgage-Backed Securities	9.8
U.S. Government Agency Obligations	9.3
Short-Term U.S. Government Obligations	3.6
Repurchase Agreements	2.8
Commercial Paper	1.6
Foreign Government Obligations	0.8
Other Investment Company	0.8
Loan Assignments	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2054	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.6
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.s. Treasury Bills, 5.11%, 11/29/2024	1.3
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
U.S. Treasury Notes, 3.50%, 09/30/2026	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021247
Shareholder Report [Line Items]
Fund Name		Transamerica Bond
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$46	0.44%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning factors detracted from relative performance.

At a sector level, selection within government securities and an off-index allocation to high yield corporate credit contributed the most to relative returns. The underweight allocation to government securities also notably contributed. The overweight allocation to asset-backed securities (“ABS”), an underweight allocation to agency residential mortgage-backed securities (“agency RMBS”) and selection within commercial mortgage-backed securities (“CMBS”) were the largest relative return detractors.

Within corporate credit, the largest contributor to relative returns was selection within banking followed by the overweight allocation to and selection within consumer non-cyclicals. Detractors included selection within finance companies as well as selection within and an underweight allocation to electric.

Over the fiscal year, the sub-adviser adjusted sector allocations to reflect developments in the economic environment and evolving views on relative value across sectors. The allocation to high yield corporate credit was reduced given less favorable relative value outlooks on the sector, and CMBS exposure was managed down as certain property types, like office, remained under pressure. Proceeds from these sales were largely reinvested in high-quality securitized investments, including agency RMBS, non-agency RMBS and ABS deals collateralized by credit card receivables and timeshares.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,016	$10,071
12/31/2014	$9,978	$10,080
1/31/2015	$10,069	$10,292
2/28/2015	$10,109	$10,195
3/31/2015	$10,126	$10,242
4/30/2015	$10,155	$10,206
5/31/2015	$10,164	$10,181
6/30/2015	$10,098	$10,070
7/31/2015	$10,118	$10,140
8/31/2015	$10,047	$10,125
9/30/2015	$10,022	$10,194
10/31/2015	$10,083	$10,196
11/30/2015	$10,037	$10,169
12/31/2015	$9,933	$10,136
1/31/2016	$9,936	$10,275
2/29/2016	$9,894	$10,348
3/31/2016	$10,072	$10,443
4/30/2016	$10,216	$10,483
5/31/2016	$10,260	$10,486
6/30/2016	$10,371	$10,674
7/31/2016	$10,494	$10,742
8/31/2016	$10,574	$10,730
9/30/2016	$10,612	$10,723
10/31/2016	$10,605	$10,641
11/30/2016	$10,468	$10,390
12/31/2016	$10,552	$10,404
1/31/2017	$10,610	$10,425
2/28/2017	$10,726	$10,495
3/31/2017	$10,730	$10,489
4/30/2017	$10,813	$10,570
5/31/2017	$10,909	$10,651
6/30/2017	$10,924	$10,641
7/31/2017	$10,996	$10,687
8/31/2017	$11,058	$10,782
9/30/2017	$11,073	$10,731
10/31/2017	$11,098	$10,737
11/30/2017	$11,077	$10,723
12/31/2017	$11,116	$10,773
1/31/2018	$11,103	$10,649
2/28/2018	$11,031	$10,548
3/31/2018	$11,033	$10,615
4/30/2018	$11,021	$10,536
5/31/2018	$11,045	$10,611
6/30/2018	$11,023	$10,598
7/31/2018	$11,086	$10,601
8/31/2018	$11,135	$10,669
9/30/2018	$11,137	$10,600
10/31/2018	$11,063	$10,517
11/30/2018	$11,054	$10,579
12/31/2018	$11,068	$10,774
1/31/2019	$11,279	$10,888
2/28/2019	$11,341	$10,882
3/31/2019	$11,503	$11,091
4/30/2019	$11,552	$11,094
5/31/2019	$11,664	$11,291
6/30/2019	$11,839	$11,432
7/31/2019	$11,874	$11,458
8/31/2019	$12,099	$11,755
9/30/2019	$12,068	$11,692
10/31/2019	$12,113	$11,727
11/30/2019	$12,120	$11,721
12/31/2019	$12,139	$11,713
1/31/2020	$12,352	$11,938
2/29/2020	$12,473	$12,153
3/31/2020	$11,649	$12,082
4/30/2020	$12,033	$12,297
5/31/2020	$12,260	$12,354
6/30/2020	$12,460	$12,432
7/31/2020	$12,751	$12,617
8/31/2020	$12,727	$12,515
9/30/2020	$12,728	$12,509
10/31/2020	$12,661	$12,453
11/30/2020	$12,913	$12,575
12/31/2020	$13,013	$12,592
1/31/2021	$12,933	$12,502
2/28/2021	$12,760	$12,321
3/31/2021	$12,653	$12,168
4/30/2021	$12,776	$12,264
5/31/2021	$12,847	$12,304
6/30/2021	$12,983	$12,390
7/31/2021	$13,106	$12,529
8/31/2021	$13,107	$12,505
9/30/2021	$13,027	$12,397
10/31/2021	$13,029	$12,393
11/30/2021	$13,029	$12,430
12/31/2021	$13,054	$12,398
1/31/2022	$12,780	$12,131
2/28/2022	$12,615	$11,996
3/31/2022	$12,355	$11,662
4/30/2022	$11,900	$11,220
5/31/2022	$11,877	$11,292
6/30/2022	$11,561	$11,115
7/31/2022	$11,873	$11,387
8/31/2022	$11,613	$11,065
9/30/2022	$11,112	$10,587
10/31/2022	$11,020	$10,450
11/30/2022	$11,366	$10,834
12/31/2022	$11,346	$10,785
1/31/2023	$11,739	$11,117
2/28/2023	$11,475	$10,829
3/31/2023	$11,700	$11,104
4/30/2023	$11,767	$11,172
5/31/2023	$11,646	$11,050
6/30/2023	$11,658	$11,011
7/31/2023	$11,654	$11,003
8/31/2023	$11,592	$10,933
9/30/2023	$11,297	$10,655
10/31/2023	$11,134	$10,487
11/30/2023	$11,618	$10,962
12/31/2023	$12,074	$11,381
1/31/2024	$12,043	$11,350
2/29/2024	$11,922	$11,190
3/31/2024	$12,042	$11,293
4/30/2024	$11,758	$11,008
5/31/2024	$11,940	$11,194
6/30/2024	$12,076	$11,300
7/31/2024	$12,304	$11,564
8/31/2024	$12,503	$11,731
9/30/2024	$12,670	$11,888
10/31/2024	$12,379	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	11.18%	0.44%	2.16%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,461,486,825
Holdings Count | Holding		554
Advisory Fees Paid, Amount		$ 7,889,026
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,461,486,825
Number of Portfolio Holdings	554
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,889,026
Average MaturityFootnote Reference§	8.20 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	40.2%
AAA	14.7
AA	0.6
A	12.1
BBB	23.5
BB	7.3
B	2.2
CCC and Below	0.7
Not Rated	2.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	39.4%
U.S. Government Obligations	27.9
Asset-Backed Securities	11.5
Mortgage-Backed Securities	9.8
U.S. Government Agency Obligations	9.3
Short-Term U.S. Government Obligations	3.6
Repurchase Agreements	2.8
Commercial Paper	1.6
Foreign Government Obligations	0.8
Other Investment Company	0.8
Loan Assignments	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2054	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.6
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.s. Treasury Bills, 5.11%, 11/29/2024	1.3
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
U.S. Treasury Notes, 3.50%, 09/30/2026	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000234684
Shareholder Report [Line Items]
Fund Name		Transamerica Bond
Class Name		Class R
Trading Symbol		TAADX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$104	0.99%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning factors detracted from relative performance.

At a sector level, selection within government securities and an off-index allocation to high yield corporate credit contributed the most to relative returns. The underweight allocation to government securities also notably contributed. The overweight allocation to asset-backed securities (“ABS”), an underweight allocation to agency residential mortgage-backed securities (“agency RMBS”) and selection within commercial mortgage-backed securities (“CMBS”) were the largest relative return detractors.

Within corporate credit, the largest contributor to relative returns was selection within banking followed by the overweight allocation to and selection within consumer non-cyclicals. Detractors included selection within finance companies as well as selection within and an underweight allocation to electric.

Over the fiscal year, the sub-adviser adjusted sector allocations to reflect developments in the economic environment and evolving views on relative value across sectors. The allocation to high yield corporate credit was reduced given less favorable relative value outlooks on the sector, and CMBS exposure was managed down as certain property types, like office, remained under pressure. Proceeds from these sales were largely reinvested in high-quality securitized investments, including agency RMBS, non-agency RMBS and ABS deals collateralized by credit card receivables and timeshares.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Aggregate Bond Index
3/1/2022	$10,000	$10,000
3/31/2022	$9,746	$9,722
4/30/2022	$9,382	$9,353
5/31/2022	$9,357	$9,414
6/30/2022	$9,101	$9,266
7/31/2022	$9,343	$9,492
8/31/2022	$9,132	$9,224
9/30/2022	$8,743	$8,826
10/31/2022	$8,676	$8,711
11/30/2022	$8,949	$9,032
12/31/2022	$8,935	$8,991
1/31/2023	$9,231	$9,267
2/28/2023	$9,020	$9,028
3/31/2023	$9,194	$9,257
4/30/2023	$9,243	$9,313
5/31/2023	$9,143	$9,212
6/30/2023	$9,148	$9,179
7/31/2023	$9,141	$9,173
8/31/2023	$9,089	$9,114
9/30/2023	$8,853	$8,882
10/31/2023	$8,721	$8,742
11/30/2023	$9,098	$9,138
12/31/2023	$9,452	$9,488
1/31/2024	$9,423	$9,462
2/29/2024	$9,324	$9,328
3/31/2024	$9,414	$9,414
4/30/2024	$9,187	$9,177
5/31/2024	$9,325	$9,332
6/30/2024	$9,427	$9,420
7/31/2024	$9,601	$9,640
8/31/2024	$9,752	$9,779
9/30/2024	$9,866	$9,910
10/31/2024	$9,646	$9,664

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/22
Class R	10.60%	(1.34%)
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(1.27%)

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,461,486,825
Holdings Count | Holding		554
Advisory Fees Paid, Amount		$ 7,889,026
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,461,486,825
Number of Portfolio Holdings	554
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,889,026
Average MaturityFootnote Reference§	8.20 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	40.2%
AAA	14.7
AA	0.6
A	12.1
BBB	23.5
BB	7.3
B	2.2
CCC and Below	0.7
Not Rated	2.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	39.4%
U.S. Government Obligations	27.9
Asset-Backed Securities	11.5
Mortgage-Backed Securities	9.8
U.S. Government Agency Obligations	9.3
Short-Term U.S. Government Obligations	3.6
Repurchase Agreements	2.8
Commercial Paper	1.6
Foreign Government Obligations	0.8
Other Investment Company	0.8
Loan Assignments	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2054	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.6
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.s. Treasury Bills, 5.11%, 11/29/2024	1.3
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
U.S. Treasury Notes, 3.50%, 09/30/2026	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000156745
Shareholder Report [Line Items]
Fund Name		Transamerica Bond
Class Name		Class R6
Trading Symbol		TAFLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.44%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning factors detracted from relative performance.

At a sector level, selection within government securities and an off-index allocation to high yield corporate credit contributed the most to relative returns. The underweight allocation to government securities also notably contributed. The overweight allocation to asset-backed securities (“ABS”), an underweight allocation to agency residential mortgage-backed securities (“agency RMBS”) and selection within commercial mortgage-backed securities (“CMBS”) were the largest relative return detractors.

Within corporate credit, the largest contributor to relative returns was selection within banking followed by the overweight allocation to and selection within consumer non-cyclicals. Detractors included selection within finance companies as well as selection within and an underweight allocation to electric.

Over the fiscal year, the sub-adviser adjusted sector allocations to reflect developments in the economic environment and evolving views on relative value across sectors. The allocation to high yield corporate credit was reduced given less favorable relative value outlooks on the sector, and CMBS exposure was managed down as certain property types, like office, remained under pressure. Proceeds from these sales were largely reinvested in high-quality securitized investments, including agency RMBS, non-agency RMBS and ABS deals collateralized by credit card receivables and timeshares.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Aggregate Bond Index
5/29/2015	$10,000	$10,000
5/31/2015	$10,000	$10,016
6/30/2015	$9,935	$9,907
7/31/2015	$9,955	$9,976
8/31/2015	$9,886	$9,961
9/30/2015	$9,850	$10,029
10/31/2015	$9,921	$10,030
11/30/2015	$9,875	$10,004
12/31/2015	$9,773	$9,972
1/31/2016	$9,777	$10,109
2/29/2016	$9,724	$10,180
3/31/2016	$9,910	$10,274
4/30/2016	$10,040	$10,313
5/31/2016	$10,095	$10,316
6/30/2016	$10,205	$10,501
7/31/2016	$10,315	$10,568
8/31/2016	$10,393	$10,556
9/30/2016	$10,441	$10,549
10/31/2016	$10,433	$10,469
11/30/2016	$10,298	$10,221
12/31/2016	$10,369	$10,236
1/31/2017	$10,438	$10,256
2/28/2017	$10,541	$10,325
3/31/2017	$10,556	$10,319
4/30/2017	$10,638	$10,399
5/31/2017	$10,732	$10,479
6/30/2017	$10,747	$10,468
7/31/2017	$10,818	$10,513
8/31/2017	$10,878	$10,608
9/30/2017	$10,882	$10,557
10/31/2017	$10,918	$10,563
11/30/2017	$10,897	$10,550
12/31/2017	$10,924	$10,598
1/31/2018	$10,923	$10,476
2/28/2018	$10,840	$10,377
3/31/2018	$10,854	$10,443
4/30/2018	$10,830	$10,366
5/31/2018	$10,867	$10,440
6/30/2018	$10,845	$10,427
7/31/2018	$10,907	$10,429
8/31/2018	$10,943	$10,496
9/30/2018	$10,957	$10,429
10/31/2018	$10,886	$10,346
11/30/2018	$10,876	$10,408
12/31/2018	$10,890	$10,599
1/31/2019	$11,098	$10,712
2/28/2019	$11,159	$10,706
3/31/2019	$11,318	$10,911
4/30/2019	$11,353	$10,914
5/31/2019	$11,477	$11,108
6/30/2019	$11,649	$11,247
7/31/2019	$11,684	$11,272
8/31/2019	$11,905	$11,564
9/30/2019	$11,875	$11,502
10/31/2019	$11,919	$11,537
11/30/2019	$11,912	$11,531
12/31/2019	$11,944	$11,523
1/31/2020	$12,153	$11,745
2/29/2020	$12,273	$11,956
3/31/2020	$11,450	$11,886
4/30/2020	$11,827	$12,097
5/31/2020	$12,051	$12,154
6/30/2020	$12,247	$12,230
7/31/2020	$12,534	$12,413
8/31/2020	$12,510	$12,313
9/30/2020	$12,511	$12,306
10/31/2020	$12,445	$12,251
11/30/2020	$12,692	$12,371
12/31/2020	$12,790	$12,388
1/31/2021	$12,712	$12,299
2/28/2021	$12,555	$12,122
3/31/2021	$12,437	$11,970
4/30/2021	$12,571	$12,065
5/31/2021	$12,627	$12,104
6/30/2021	$12,761	$12,189
7/31/2021	$12,882	$12,326
8/31/2021	$12,883	$12,302
9/30/2021	$12,804	$12,196
10/31/2021	$12,806	$12,192
11/30/2021	$12,806	$12,228
12/31/2021	$12,831	$12,197
1/31/2022	$12,562	$11,934
2/28/2022	$12,400	$11,801
3/31/2022	$12,143	$11,473
4/30/2022	$11,696	$11,038
5/31/2022	$11,674	$11,109
6/30/2022	$11,362	$10,935
7/31/2022	$11,670	$11,202
8/31/2022	$11,414	$10,886
9/30/2022	$10,921	$10,415
10/31/2022	$10,830	$10,280
11/30/2022	$11,171	$10,658
12/31/2022	$11,151	$10,610
1/31/2023	$11,523	$10,937
2/28/2023	$11,277	$10,654
3/31/2023	$11,499	$10,925
4/30/2023	$11,565	$10,991
5/31/2023	$11,446	$10,871
6/30/2023	$11,457	$10,832
7/31/2023	$11,453	$10,825
8/31/2023	$11,392	$10,756
9/30/2023	$11,102	$10,482
10/31/2023	$10,942	$10,317
11/30/2023	$11,417	$10,784
12/31/2023	$11,867	$11,197
1/31/2024	$11,836	$11,166
2/29/2024	$11,717	$11,008
3/31/2024	$11,835	$11,110
4/30/2024	$11,555	$10,829
5/31/2024	$11,734	$11,013
6/30/2024	$11,868	$11,117
7/31/2024	$12,093	$11,377
8/31/2024	$12,288	$11,540
9/30/2024	$12,438	$11,695
10/31/2024	$12,166	$11,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/29/15
Class R6	11.19%	0.41%	2.10%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.40%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,461,486,825
Holdings Count | Holding		554
Advisory Fees Paid, Amount		$ 7,889,026
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,461,486,825
Number of Portfolio Holdings	554
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,889,026
Average MaturityFootnote Reference§	8.20 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	40.2%
AAA	14.7
AA	0.6
A	12.1
BBB	23.5
BB	7.3
B	2.2
CCC and Below	0.7
Not Rated	2.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	39.4%
U.S. Government Obligations	27.9
Asset-Backed Securities	11.5
Mortgage-Backed Securities	9.8
U.S. Government Agency Obligations	9.3
Short-Term U.S. Government Obligations	3.6
Repurchase Agreements	2.8
Commercial Paper	1.6
Foreign Government Obligations	0.8
Other Investment Company	0.8
Loan Assignments	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2054	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.6
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.s. Treasury Bills, 5.11%, 11/29/2024	1.3
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.1
U.S. Treasury Notes, 3.50%, 09/30/2026	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021200
Shareholder Report [Line Items]
Fund Name		Transamerica Capital Growth
Class Name		Class A
Trading Symbol		IALAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.11%

Expenses Paid, Amount		$ 146
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed, the Russell 1000® Growth Index, a benchmark of the Fund. Narrow leadership of a select few mega-cap companies drove market results over the 12-month period ended October 31, 2024. Fear and uncertainty due to concerns around inflation, the related timing/pace of interest rate cuts, and ongoing geopolitical tensions contributed to greater market volatility. Against this backdrop, we continued to focus on company-specific fundamentals, which across Fund portfolio holdings have largely remained healthy and in line with our expectations. We continue to own unique companies with attractive endgame potential, strong balance sheets, and multiple competitive advantages that we believe can be long-term winners over the next three to five years. While we have opportunistically added to some Fund positions and initiated new ones, overall, we have made few changes as we remain confident in the long-term prospects for the businesses we own. The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an ecommerce solutions platform, a web performance and security company, and a global mobility and food delivery platform. Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a life sciences tools and technology platform, a cloud data platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$9,450	$10,000	$10,000
11/30/2014	$9,605	$10,242	$10,317
12/31/2014	$9,321	$10,242	$10,209
1/31/2015	$9,365	$9,957	$10,053
2/28/2015	$10,117	$10,534	$10,723
3/31/2015	$9,914	$10,427	$10,601
4/30/2015	$10,093	$10,474	$10,654
5/31/2015	$10,113	$10,619	$10,804
6/30/2015	$10,078	$10,441	$10,614
7/31/2015	$10,655	$10,616	$10,974
8/31/2015	$9,910	$9,975	$10,307
9/30/2015	$9,480	$9,684	$10,052
10/31/2015	$10,089	$10,449	$10,918
11/30/2015	$10,436	$10,507	$10,949
12/31/2015	$10,398	$10,291	$10,788
1/31/2016	$9,345	$9,711	$10,186
2/29/2016	$9,106	$9,707	$10,181
3/31/2016	$9,801	$10,391	$10,868
4/30/2016	$9,781	$10,455	$10,769
5/31/2016	$10,024	$10,642	$10,978
6/30/2016	$9,941	$10,664	$10,935
7/31/2016	$10,579	$11,087	$11,451
8/31/2016	$10,649	$11,116	$11,394
9/30/2016	$10,966	$11,133	$11,436
10/31/2016	$10,571	$10,892	$11,167
11/30/2016	$10,295	$11,380	$11,410
12/31/2016	$10,078	$11,602	$11,551
1/31/2017	$11,133	$11,820	$11,941
2/28/2017	$11,355	$12,260	$12,437
3/31/2017	$11,732	$12,268	$12,580
4/30/2017	$12,244	$12,398	$12,868
5/31/2017	$13,033	$12,525	$13,203
6/30/2017	$12,908	$12,638	$13,168
7/31/2017	$13,320	$12,876	$13,518
8/31/2017	$13,677	$12,901	$13,766
9/30/2017	$13,506	$13,216	$13,945
10/31/2017	$14,235	$13,504	$14,485
11/30/2017	$14,516	$13,914	$14,925
12/31/2017	$14,501	$14,053	$15,041
1/31/2018	$15,924	$14,794	$16,107
2/28/2018	$16,116	$14,249	$15,684
3/31/2018	$15,912	$13,963	$15,254
4/30/2018	$15,899	$14,016	$15,308
5/31/2018	$16,933	$14,412	$15,978
6/30/2018	$17,205	$14,506	$16,132
7/31/2018	$17,162	$14,987	$16,606
8/31/2018	$18,646	$15,514	$17,514
9/30/2018	$18,479	$15,539	$17,612
10/31/2018	$16,586	$14,395	$16,037
11/30/2018	$16,753	$14,683	$16,207
12/31/2018	$15,470	$13,317	$14,814
1/31/2019	$17,320	$14,460	$16,145
2/28/2019	$18,099	$14,968	$16,723
3/31/2019	$18,333	$15,187	$17,199
4/30/2019	$19,073	$15,793	$17,976
5/31/2019	$18,411	$14,771	$16,840
6/30/2019	$19,676	$15,809	$17,997
7/31/2019	$19,787	$16,044	$18,403
8/31/2019	$18,839	$15,717	$18,262
9/30/2019	$17,476	$15,993	$18,265
10/31/2019	$17,482	$16,337	$18,779
11/30/2019	$18,988	$16,958	$19,613
12/31/2019	$18,809	$17,447	$20,204
1/31/2020	$19,993	$17,428	$20,656
2/29/2020	$19,900	$16,002	$19,249
3/31/2020	$18,048	$13,801	$17,356
4/30/2020	$21,802	$15,629	$19,924
5/31/2020	$25,770	$16,465	$21,261
6/30/2020	$28,483	$16,841	$22,187
7/31/2020	$31,404	$17,797	$23,894
8/31/2020	$33,994	$19,087	$26,360
9/30/2020	$34,446	$18,392	$25,120
10/31/2020	$33,090	$17,995	$24,267
11/30/2020	$39,348	$20,184	$26,751
12/31/2020	$39,803	$21,092	$27,982
1/31/2021	$40,368	$20,998	$27,775
2/28/2021	$42,389	$21,654	$27,768
3/31/2021	$38,838	$22,431	$28,245
4/30/2021	$40,624	$23,587	$30,167
5/31/2021	$39,554	$23,695	$29,750
6/30/2021	$44,319	$24,279	$31,616
7/31/2021	$44,334	$24,689	$32,658
8/31/2021	$45,314	$25,393	$33,879
9/30/2021	$42,487	$24,254	$31,982
10/31/2021	$45,759	$25,894	$34,752
11/30/2021	$44,229	$25,500	$34,964
12/31/2021	$39,436	$26,504	$35,704
1/31/2022	$30,679	$24,945	$32,639
2/28/2022	$30,335	$24,317	$31,253
3/31/2022	$28,796	$25,105	$32,476
4/30/2022	$22,276	$22,852	$28,554
5/31/2022	$18,464	$22,822	$27,890
6/30/2022	$16,906	$20,912	$25,681
7/31/2022	$19,197	$22,874	$28,763
8/31/2022	$19,541	$22,021	$27,423
9/30/2022	$17,495	$19,979	$24,757
10/31/2022	$17,938	$21,617	$26,204
11/30/2022	$17,477	$22,745	$27,398
12/31/2022	$15,620	$21,414	$25,301
1/31/2023	$18,382	$22,888	$27,409
2/28/2023	$17,603	$22,353	$27,084
3/31/2023	$18,237	$22,951	$28,935
4/30/2023	$17,105	$23,196	$29,221
5/31/2023	$18,898	$23,286	$30,553
6/30/2023	$20,537	$24,876	$32,642
7/31/2023	$22,357	$25,768	$33,742
8/31/2023	$20,302	$25,270	$33,439
9/30/2023	$19,161	$24,067	$31,620
10/31/2023	$17,314	$23,429	$31,170
11/30/2023	$20,510	$25,613	$34,568
12/31/2023	$23,009	$26,972	$36,098
1/31/2024	$21,606	$27,271	$36,999
2/29/2024	$24,150	$28,747	$39,523
3/31/2024	$24,657	$29,674	$40,219
4/30/2024	$22,312	$28,369	$38,513
5/31/2024	$21,859	$29,709	$40,819
6/30/2024	$23,055	$30,629	$43,571
7/31/2024	$23,335	$31,198	$42,830
8/31/2024	$24,947	$31,877	$43,722
9/30/2024	$26,450	$32,537	$44,961
10/31/2024	$28,234	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	54.13%	8.82%	10.94%
Class A	63.08%	10.06%	11.57%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,314,791,617
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 8,915,338
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,314,791,617
Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,915,338

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Consumer Discretionary	33.0%
Information Technology	31.9
Communication Services	13.7
Financials	12.1
Health Care	6.1
Real Estate	1.0
Repurchase Agreements	2.5
Options Purchased	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	8.9%
Cloudflare, Inc., Class A	8.5
Trade Desk, Inc., Class A	7.7
Tesla, Inc.	6.7
MicroStrategy, Inc., Class A	6.6
Affirm Holdings, Inc.	6.5
Carvana Co.	6.3
Shopify, Inc., Class A	6.2
ROBLOX Corp., Class A	6.0
Airbnb, Inc., Class A	4.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule; and the Annual Fund Operating Expenses of class A of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the Fund’s investment adviser, to reduce the contractual expense limitation for class A from 1.16% to 1.11% .

Material Fund Change Expenses [Text Block]

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule; and the Annual Fund Operating Expenses of class A of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the Fund’s investment adviser, to reduce the contractual expense limitation for class A from 1.16% to 1.11% .

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021202
Shareholder Report [Line Items]
Fund Name		Transamerica Capital Growth
Class Name		Class C
Trading Symbol		ILLLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	1.88%

Expenses Paid, Amount		$ 246
Expense Ratio, Percent		1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed, the Russell 1000® Growth Index, a benchmark of the Fund. Narrow leadership of a select few mega-cap companies drove market results over the 12-month period ended October 31, 2024. Fear and uncertainty due to concerns around inflation, the related timing/pace of interest rate cuts, and ongoing geopolitical tensions contributed to greater market volatility. Against this backdrop, we continued to focus on company-specific fundamentals, which across Fund portfolio holdings have largely remained healthy and in line with our expectations. We continue to own unique companies with attractive endgame potential, strong balance sheets, and multiple competitive advantages that we believe can be long-term winners over the next three to five years. While we have opportunistically added to some Fund positions and initiated new ones, overall, we have made few changes as we remain confident in the long-term prospects for the businesses we own. The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an ecommerce solutions platform, a web performance and security company, and a global mobility and food delivery platform. Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a life sciences tools and technology platform, a cloud data platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,156	$10,242	$10,317
12/31/2014	$9,852	$10,242	$10,209
1/31/2015	$9,894	$9,957	$10,053
2/28/2015	$10,683	$10,534	$10,723
3/31/2015	$10,461	$10,427	$10,601
4/30/2015	$10,645	$10,474	$10,654
5/31/2015	$10,660	$10,619	$10,804
6/30/2015	$10,612	$10,441	$10,614
7/31/2015	$11,212	$10,616	$10,974
8/31/2015	$10,423	$9,975	$10,307
9/30/2015	$9,965	$9,684	$10,052
10/31/2015	$10,598	$10,449	$10,918
11/30/2015	$10,957	$10,507	$10,949
12/31/2015	$10,912	$10,291	$10,788
1/31/2016	$9,799	$9,711	$10,186
2/29/2016	$9,544	$9,707	$10,181
3/31/2016	$10,270	$10,391	$10,868
4/30/2016	$10,236	$10,455	$10,769
5/31/2016	$10,486	$10,642	$10,978
6/30/2016	$10,393	$10,664	$10,935
7/31/2016	$11,054	$11,087	$11,451
8/31/2016	$11,118	$11,116	$11,394
9/30/2016	$11,442	$11,133	$11,436
10/31/2016	$11,025	$10,892	$11,167
11/30/2016	$10,731	$11,380	$11,410
12/31/2016	$10,496	$11,602	$11,551
1/31/2017	$11,590	$11,820	$11,941
2/28/2017	$11,813	$12,260	$12,437
3/31/2017	$12,196	$12,268	$12,580
4/30/2017	$12,728	$12,398	$12,868
5/31/2017	$13,532	$12,525	$13,203
6/30/2017	$13,396	$12,638	$13,168
7/31/2017	$13,811	$12,876	$13,518
8/31/2017	$14,176	$12,901	$13,766
9/30/2017	$13,990	$13,216	$13,945
10/31/2017	$14,738	$13,504	$14,485
11/30/2017	$15,023	$13,914	$14,925
12/31/2017	$14,999	$14,053	$15,041
1/31/2018	$16,456	$14,794	$16,107
2/28/2018	$16,647	$14,249	$15,684
3/31/2018	$16,424	$13,963	$15,254
4/30/2018	$16,400	$14,016	$15,308
5/31/2018	$17,451	$14,412	$15,978
6/30/2018	$17,722	$14,506	$16,132
7/31/2018	$17,666	$14,987	$16,606
8/31/2018	$19,186	$15,514	$17,514
9/30/2018	$19,003	$15,539	$17,612
10/31/2018	$17,045	$14,395	$16,037
11/30/2018	$17,204	$14,683	$16,207
12/31/2018	$15,879	$13,317	$14,814
1/31/2019	$17,765	$14,460	$16,145
2/28/2019	$18,552	$14,968	$16,723
3/31/2019	$18,780	$15,187	$17,199
4/30/2019	$19,525	$15,793	$17,976
5/31/2019	$18,839	$14,771	$16,840
6/30/2019	$20,117	$15,809	$17,997
7/31/2019	$20,218	$16,044	$18,403
8/31/2019	$19,237	$15,717	$18,262
9/30/2019	$17,833	$15,993	$18,265
10/31/2019	$17,824	$16,337	$18,779
11/30/2019	$19,355	$16,958	$19,613
12/31/2019	$19,164	$17,447	$20,204
1/31/2020	$20,350	$17,428	$20,656
2/29/2020	$20,244	$16,002	$19,249
3/31/2020	$18,345	$13,801	$17,356
4/30/2020	$22,151	$15,629	$19,924
5/31/2020	$26,169	$16,465	$21,261
6/30/2020	$28,906	$16,841	$22,187
7/31/2020	$31,854	$17,797	$23,894
8/31/2020	$34,456	$19,087	$26,360
9/30/2020	$34,889	$18,392	$25,120
10/31/2020	$33,502	$17,995	$24,267
11/30/2020	$39,803	$20,184	$26,751
12/31/2020	$40,240	$21,092	$27,982
1/31/2021	$40,785	$20,998	$27,775
2/28/2021	$42,803	$21,654	$27,768
3/31/2021	$39,190	$22,431	$28,245
4/30/2021	$40,971	$23,587	$30,167
5/31/2021	$39,869	$23,695	$29,750
6/30/2021	$44,646	$24,279	$31,616
7/31/2021	$44,625	$24,689	$32,658
8/31/2021	$45,582	$25,393	$33,879
9/30/2021	$42,710	$24,254	$31,982
10/31/2021	$45,974	$25,894	$34,752
11/30/2021	$44,409	$25,500	$34,964
12/31/2021	$39,571	$26,504	$35,704
1/31/2022	$30,761	$24,945	$32,639
2/28/2022	$30,401	$24,317	$31,253
3/31/2022	$28,842	$25,105	$32,476
4/30/2022	$22,298	$22,852	$28,554
5/31/2022	$18,459	$22,822	$27,890
6/30/2022	$16,886	$20,912	$25,681
7/31/2022	$19,166	$22,874	$28,763
8/31/2022	$19,499	$22,021	$27,423
9/30/2022	$17,446	$19,979	$24,757
10/31/2022	$17,873	$21,617	$26,204
11/30/2022	$17,406	$22,745	$27,398
12/31/2022	$15,540	$21,414	$25,301
1/31/2023	$18,286	$22,888	$27,409
2/28/2023	$17,500	$22,353	$27,084
3/31/2023	$18,126	$22,951	$28,935
4/30/2023	$16,980	$23,196	$29,221
5/31/2023	$18,752	$23,286	$30,553
6/30/2023	$20,365	$24,876	$32,642
7/31/2023	$22,151	$25,768	$33,742
8/31/2023	$20,112	$25,270	$33,439
9/30/2023	$18,966	$24,067	$31,620
10/31/2023	$17,126	$23,429	$31,170
11/30/2023	$20,272	$25,613	$34,568
12/31/2023	$22,724	$26,972	$36,098
1/31/2024	$21,325	$27,271	$36,999
2/29/2024	$23,830	$28,747	$39,523
3/31/2024	$24,310	$29,674	$40,219
4/30/2024	$21,991	$28,369	$38,513
5/31/2024	$21,525	$29,709	$40,819
6/30/2024	$22,684	$30,629	$43,571
7/31/2024	$22,951	$31,198	$42,830
8/31/2024	$24,510	$31,877	$43,722
9/30/2024	$25,976	$32,537	$44,961
10/31/2024	$27,709	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	60.79%	9.22%	10.73%
Class C	61.79%	9.22%	10.73%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,314,791,617
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 8,915,338
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,314,791,617
Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,915,338

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Consumer Discretionary	33.0%
Information Technology	31.9
Communication Services	13.7
Financials	12.1
Health Care	6.1
Real Estate	1.0
Repurchase Agreements	2.5
Options Purchased	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	8.9%
Cloudflare, Inc., Class A	8.5
Trade Desk, Inc., Class A	7.7
Tesla, Inc.	6.7
MicroStrategy, Inc., Class A	6.6
Affirm Holdings, Inc.	6.5
Carvana Co.	6.3
Shopify, Inc., Class A	6.2
ROBLOX Corp., Class A	6.0
Airbnb, Inc., Class A	4.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule; and the Annual Fund Operating Expenses of class C of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the Fund’s investment adviser, to reduce the contractual expense limitation for class C from 1.90% to 1.88%.

Material Fund Change Expenses [Text Block]

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule; and the Annual Fund Operating Expenses of class C of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the Fund’s investment adviser, to reduce the contractual expense limitation for class C from 1.90% to 1.88%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000081825
Shareholder Report [Line Items]
Fund Name		Transamerica Capital Growth
Class Name		Class I
Trading Symbol		TFOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.82%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed, the Russell 1000® Growth Index, a benchmark of the Fund. Narrow leadership of a select few mega-cap companies drove market results over the 12-month period ended October 31, 2024. Fear and uncertainty due to concerns around inflation, the related timing/pace of interest rate cuts, and ongoing geopolitical tensions contributed to greater market volatility. Against this backdrop, we continued to focus on company-specific fundamentals, which across Fund portfolio holdings have largely remained healthy and in line with our expectations. We continue to own unique companies with attractive endgame potential, strong balance sheets, and multiple competitive advantages that we believe can be long-term winners over the next three to five years. While we have opportunistically added to some Fund positions and initiated new ones, overall, we have made few changes as we remain confident in the long-term prospects for the businesses we own. The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an ecommerce solutions platform, a web performance and security company, and a global mobility and food delivery platform. Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a life sciences tools and technology platform, a cloud data platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,165	$10,242	$10,317
12/31/2014	$9,870	$10,242	$10,209
1/31/2015	$9,920	$9,957	$10,053
2/28/2015	$10,720	$10,534	$10,723
3/31/2015	$10,505	$10,427	$10,601
4/30/2015	$10,699	$10,474	$10,654
5/31/2015	$10,724	$10,619	$10,804
6/30/2015	$10,683	$10,441	$10,614
7/31/2015	$11,297	$10,616	$10,974
8/31/2015	$10,514	$9,975	$10,307
9/30/2015	$10,060	$9,684	$10,052
10/31/2015	$10,707	$10,449	$10,918
11/30/2015	$11,078	$10,507	$10,949
12/31/2015	$11,044	$10,291	$10,788
1/31/2016	$9,924	$9,711	$10,186
2/29/2016	$9,673	$9,707	$10,181
3/31/2016	$10,418	$10,391	$10,868
4/30/2016	$10,392	$10,455	$10,769
5/31/2016	$10,656	$10,642	$10,978
6/30/2016	$10,571	$10,664	$10,935
7/31/2016	$11,252	$11,087	$11,451
8/31/2016	$11,329	$11,116	$11,394
9/30/2016	$11,669	$11,133	$11,436
10/31/2016	$11,252	$10,892	$11,167
11/30/2016	$10,958	$11,380	$11,410
12/31/2016	$10,729	$11,602	$11,551
1/31/2017	$11,856	$11,820	$11,941
2/28/2017	$12,098	$12,260	$12,437
3/31/2017	$12,496	$12,268	$12,580
4/30/2017	$13,049	$12,398	$12,868
5/31/2017	$13,892	$12,525	$13,203
6/30/2017	$13,763	$12,638	$13,168
7/31/2017	$14,202	$12,876	$13,518
8/31/2017	$14,589	$12,901	$13,766
9/30/2017	$14,409	$13,216	$13,945
10/31/2017	$15,194	$13,504	$14,485
11/30/2017	$15,499	$13,914	$14,925
12/31/2017	$15,484	$14,053	$15,041
1/31/2018	$17,004	$14,794	$16,107
2/28/2018	$17,213	$14,249	$15,684
3/31/2018	$16,998	$13,963	$15,254
4/30/2018	$16,986	$14,016	$15,308
5/31/2018	$18,096	$14,412	$15,978
6/30/2018	$18,392	$14,506	$16,132
7/31/2018	$18,348	$14,987	$16,606
8/31/2018	$19,937	$15,514	$17,514
9/30/2018	$19,767	$15,539	$17,612
10/31/2018	$17,742	$14,395	$16,037
11/30/2018	$17,925	$14,683	$16,207
12/31/2018	$16,560	$13,317	$14,814
1/31/2019	$18,541	$14,460	$16,145
2/28/2019	$19,380	$14,968	$16,723
3/31/2019	$19,637	$15,187	$17,199
4/30/2019	$20,436	$15,793	$17,976
5/31/2019	$19,730	$14,771	$16,840
6/30/2019	$21,090	$15,809	$17,997
7/31/2019	$21,215	$16,044	$18,403
8/31/2019	$20,198	$15,717	$18,262
9/30/2019	$18,746	$15,993	$18,265
10/31/2019	$18,752	$16,337	$18,779
11/30/2019	$20,370	$16,958	$19,613
12/31/2019	$20,188	$17,447	$20,204
1/31/2020	$21,458	$17,428	$20,656
2/29/2020	$21,364	$16,002	$19,249
3/31/2020	$19,382	$13,801	$17,356
4/30/2020	$23,418	$15,629	$19,924
5/31/2020	$27,687	$16,465	$21,261
6/30/2020	$30,612	$16,841	$22,187
7/31/2020	$33,756	$17,797	$23,894
8/31/2020	$36,543	$19,087	$26,360
9/30/2020	$37,037	$18,392	$25,120
10/31/2020	$35,585	$17,995	$24,267
11/30/2020	$42,322	$20,184	$26,751
12/31/2020	$42,818	$21,092	$27,982
1/31/2021	$43,434	$20,998	$27,775
2/28/2021	$45,616	$21,654	$27,768
3/31/2021	$41,807	$22,431	$28,245
4/30/2021	$43,738	$23,587	$30,167
5/31/2021	$42,590	$23,695	$29,750
6/30/2021	$47,730	$24,279	$31,616
7/31/2021	$47,753	$24,689	$32,658
8/31/2021	$48,818	$25,393	$33,879
9/30/2021	$45,784	$24,254	$31,982
10/31/2021	$49,312	$25,894	$34,752
11/30/2021	$47,677	$25,500	$34,964
12/31/2021	$42,516	$26,504	$35,704
1/31/2022	$33,077	$24,945	$32,639
2/28/2022	$32,717	$24,317	$31,253
3/31/2022	$31,067	$25,105	$32,476
4/30/2022	$24,062	$22,852	$28,554
5/31/2022	$19,951	$22,822	$27,890
6/30/2022	$18,274	$20,912	$25,681
7/31/2022	$20,762	$22,874	$28,763
8/31/2022	$21,132	$22,021	$27,423
9/30/2022	$18,923	$19,979	$24,757
10/31/2022	$19,414	$21,617	$26,204
11/30/2022	$18,926	$22,745	$27,398
12/31/2022	$16,921	$21,414	$25,301
1/31/2023	$19,911	$22,888	$27,409
2/28/2023	$19,071	$22,353	$27,084
3/31/2023	$19,766	$22,951	$28,935
4/30/2023	$18,547	$23,196	$29,221
5/31/2023	$20,498	$23,286	$30,553
6/30/2023	$22,269	$24,876	$32,642
7/31/2023	$24,256	$25,768	$33,742
8/31/2023	$22,034	$25,270	$33,439
9/30/2023	$20,796	$24,067	$31,620
10/31/2023	$18,800	$23,429	$31,170
11/30/2023	$22,278	$25,613	$34,568
12/31/2023	$24,997	$26,972	$36,098
1/31/2024	$23,479	$27,271	$36,999
2/29/2024	$26,253	$28,747	$39,523
3/31/2024	$26,813	$29,674	$40,219
4/30/2024	$24,265	$28,369	$38,513
5/31/2024	$23,777	$29,709	$40,819
6/30/2024	$25,078	$30,629	$43,571
7/31/2024	$25,394	$31,198	$42,830
8/31/2024	$27,156	$31,877	$43,722
9/30/2024	$28,800	$32,537	$44,961
10/31/2024	$30,752	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	63.58%	10.40%	11.89%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,314,791,617
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 8,915,338
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,314,791,617
Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,915,338

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Consumer Discretionary	33.0%
Information Technology	31.9
Communication Services	13.7
Financials	12.1
Health Care	6.1
Real Estate	1.0
Repurchase Agreements	2.5
Options Purchased	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	8.9%
Cloudflare, Inc., Class A	8.5
Trade Desk, Inc., Class A	7.7
Tesla, Inc.	6.7
MicroStrategy, Inc., Class A	6.6
Affirm Holdings, Inc.	6.5
Carvana Co.	6.3
Shopify, Inc., Class A	6.2
ROBLOX Corp., Class A	6.0
Airbnb, Inc., Class A	4.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule; and the Annual Fund Operating Expenses of class I of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the Fund’s investment adviser, to reduce the contractual expense limitation for class I from 0.83% to 0.82%.

Material Fund Change Expenses [Text Block]

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule; and the Annual Fund Operating Expenses of class I of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the Fund’s investment adviser, to reduce the contractual expense limitation for class I from 0.83% to 0.82%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021203
Shareholder Report [Line Items]
Fund Name		Transamerica Capital Growth
Class Name		Class I2
Trading Symbol		Ticker: N/A
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$98	0.74%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed, the Russell 1000® Growth Index, a benchmark of the Fund. Narrow leadership of a select few mega-cap companies drove market results over the 12-month period ended October 31, 2024. Fear and uncertainty due to concerns around inflation, the related timing/pace of interest rate cuts, and ongoing geopolitical tensions contributed to greater market volatility. Against this backdrop, we continued to focus on company-specific fundamentals, which across Fund portfolio holdings have largely remained healthy and in line with our expectations. We continue to own unique companies with attractive endgame potential, strong balance sheets, and multiple competitive advantages that we believe can be long-term winners over the next three to five years. While we have opportunistically added to some Fund positions and initiated new ones, overall, we have made few changes as we remain confident in the long-term prospects for the businesses we own. The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an ecommerce solutions platform, a web performance and security company, and a global mobility and food delivery platform. Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a life sciences tools and technology platform, a cloud data platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,166	$10,242	$10,317
12/31/2014	$9,874	$10,242	$10,209
1/31/2015	$9,923	$9,957	$10,053
2/28/2015	$10,725	$10,534	$10,723
3/31/2015	$10,515	$10,427	$10,601
4/30/2015	$10,706	$10,474	$10,654
5/31/2015	$10,731	$10,619	$10,804
6/30/2015	$10,694	$10,441	$10,614
7/31/2015	$11,311	$10,616	$10,974
8/31/2015	$10,528	$9,975	$10,307
9/30/2015	$10,071	$9,684	$10,052
10/31/2015	$10,719	$10,449	$10,918
11/30/2015	$11,095	$10,507	$10,949
12/31/2015	$11,061	$10,291	$10,788
1/31/2016	$9,942	$9,711	$10,186
2/29/2016	$9,689	$9,707	$10,181
3/31/2016	$10,434	$10,391	$10,868
4/30/2016	$10,414	$10,455	$10,769
5/31/2016	$10,679	$10,642	$10,978
6/30/2016	$10,595	$10,664	$10,935
7/31/2016	$11,275	$11,087	$11,451
8/31/2016	$11,353	$11,116	$11,394
9/30/2016	$11,696	$11,133	$11,436
10/31/2016	$11,281	$10,892	$11,167
11/30/2016	$10,984	$11,380	$11,410
12/31/2016	$10,759	$11,602	$11,551
1/31/2017	$11,889	$11,820	$11,941
2/28/2017	$12,137	$12,260	$12,437
3/31/2017	$12,534	$12,268	$12,580
4/30/2017	$13,091	$12,398	$12,868
5/31/2017	$13,939	$12,525	$13,203
6/30/2017	$13,806	$12,638	$13,168
7/31/2017	$14,248	$12,876	$13,518
8/31/2017	$14,636	$12,901	$13,766
9/30/2017	$14,460	$13,216	$13,945
10/31/2017	$15,246	$13,504	$14,485
11/30/2017	$15,555	$13,914	$14,925
12/31/2017	$15,539	$14,053	$15,041
1/31/2018	$17,070	$14,794	$16,107
2/28/2018	$17,286	$14,249	$15,684
3/31/2018	$17,070	$13,963	$15,254
4/30/2018	$17,057	$14,016	$15,308
5/31/2018	$18,167	$14,412	$15,978
6/30/2018	$18,473	$14,506	$16,132
7/31/2018	$18,435	$14,987	$16,606
8/31/2018	$20,029	$15,514	$17,514
9/30/2018	$19,863	$15,539	$17,612
10/31/2018	$17,822	$14,395	$16,037
11/30/2018	$18,014	$14,683	$16,207
12/31/2018	$16,643	$13,317	$14,814
1/31/2019	$18,634	$14,460	$16,145
2/28/2019	$19,476	$14,968	$16,723
3/31/2019	$19,742	$15,187	$17,199
4/30/2019	$20,541	$15,793	$17,976
5/31/2019	$19,840	$14,771	$16,840
6/30/2019	$21,200	$15,809	$17,997
7/31/2019	$21,327	$16,044	$18,403
8/31/2019	$20,317	$15,717	$18,262
9/30/2019	$18,845	$15,993	$18,265
10/31/2019	$18,859	$16,337	$18,779
11/30/2019	$20,499	$16,958	$19,613
12/31/2019	$20,309	$17,447	$20,204
1/31/2020	$21,592	$17,428	$20,656
2/29/2020	$21,505	$16,002	$19,249
3/31/2020	$19,512	$13,801	$17,356
4/30/2020	$23,567	$15,629	$19,924
5/31/2020	$27,864	$16,465	$21,261
6/30/2020	$30,810	$16,841	$22,187
7/31/2020	$33,982	$17,797	$23,894
8/31/2020	$36,789	$19,087	$26,360
9/30/2020	$37,291	$18,392	$25,120
10/31/2020	$35,836	$17,995	$24,267
11/30/2020	$42,611	$20,184	$26,751
12/31/2020	$43,120	$21,092	$27,982
1/31/2021	$43,741	$20,998	$27,775
2/28/2021	$45,954	$21,654	$27,768
3/31/2021	$42,110	$22,431	$28,245
4/30/2021	$44,052	$23,587	$30,167
5/31/2021	$42,906	$23,695	$29,750
6/30/2021	$48,090	$24,279	$31,616
7/31/2021	$48,129	$24,689	$32,658
8/31/2021	$49,197	$25,393	$33,879
9/30/2021	$46,149	$24,254	$31,982
10/31/2021	$49,702	$25,894	$34,752
11/30/2021	$48,051	$25,500	$34,964
12/31/2021	$42,854	$26,504	$35,704
1/31/2022	$33,363	$24,945	$32,639
2/28/2022	$33,009	$24,317	$31,253
3/31/2022	$31,336	$25,105	$32,476
4/30/2022	$24,226	$22,852	$28,554
5/31/2022	$20,108	$22,822	$27,890
6/30/2022	$18,403	$20,912	$25,681
7/31/2022	$20,912	$22,874	$28,763
8/31/2022	$21,298	$22,021	$27,423
9/30/2022	$19,078	$19,979	$24,757
10/31/2022	$19,561	$21,617	$26,204
11/30/2022	$19,046	$22,745	$27,398
12/31/2022	$17,052	$21,414	$25,301
1/31/2023	$20,076	$22,888	$27,409
2/28/2023	$19,207	$22,353	$27,084
3/31/2023	$19,915	$22,951	$28,935
4/30/2023	$18,692	$23,196	$29,221
5/31/2023	$20,655	$23,286	$30,553
6/30/2023	$22,457	$24,876	$32,642
7/31/2023	$24,451	$25,768	$33,742
8/31/2023	$22,199	$25,270	$33,439
9/30/2023	$20,977	$24,067	$31,620
10/31/2023	$18,950	$23,429	$31,170
11/30/2023	$22,457	$25,613	$34,568
12/31/2023	$25,191	$26,972	$36,098
1/31/2024	$23,679	$27,271	$36,999
2/29/2024	$26,478	$28,747	$39,523
3/31/2024	$27,025	$29,674	$40,219
4/30/2024	$24,483	$28,369	$38,513
5/31/2024	$23,969	$29,709	$40,819
6/30/2024	$25,288	$30,629	$43,571
7/31/2024	$25,609	$31,198	$42,830
8/31/2024	$27,379	$31,877	$43,722
9/30/2024	$29,052	$32,537	$44,961
10/31/2024	$31,014	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	63.67%	10.46%	11.98%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,314,791,617
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 8,915,338
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,314,791,617
Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,915,338

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Consumer Discretionary	33.0%
Information Technology	31.9
Communication Services	13.7
Financials	12.1
Health Care	6.1
Real Estate	1.0
Repurchase Agreements	2.5
Options Purchased	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	8.9%
Cloudflare, Inc., Class A	8.5
Trade Desk, Inc., Class A	7.7
Tesla, Inc.	6.7
MicroStrategy, Inc., Class A	6.6
Affirm Holdings, Inc.	6.5
Carvana Co.	6.3
Shopify, Inc., Class A	6.2
ROBLOX Corp., Class A	6.0
Airbnb, Inc., Class A	4.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule; and the Annual Fund Operating Expenses of class I2 of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the Fund’s investment adviser, to reduce the contractual expense limitation for class I2 from 0.78% to 0.74%.

Material Fund Change Expenses [Text Block]

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule; and the Annual Fund Operating Expenses of class I2 of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the Fund’s investment adviser, to reduce the contractual expense limitation for class I2 from 0.78% to 0.74%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000234682
Shareholder Report [Line Items]
Fund Name		Transamerica Capital Growth
Class Name		Class R
Trading Symbol		TAAEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$185	1.41%

Expenses Paid, Amount		$ 185
Expense Ratio, Percent		1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed, the Russell 1000® Growth Index, a benchmark of the Fund. Narrow leadership of a select few mega-cap companies drove market results over the 12-month period ended October 31, 2024. Fear and uncertainty due to concerns around inflation, the related timing/pace of interest rate cuts, and ongoing geopolitical tensions contributed to greater market volatility. Against this backdrop, we continued to focus on company-specific fundamentals, which across Fund portfolio holdings have largely remained healthy and in line with our expectations. We continue to own unique companies with attractive endgame potential, strong balance sheets, and multiple competitive advantages that we believe can be long-term winners over the next three to five years. While we have opportunistically added to some Fund positions and initiated new ones, overall, we have made few changes as we remain confident in the long-term prospects for the businesses we own. The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an ecommerce solutions platform, a web performance and security company, and a global mobility and food delivery platform. Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a life sciences tools and technology platform, a cloud data platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 1000® Growth Index
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$9,731	$10,324	$10,391
4/30/2022	$7,524	$9,398	$9,136
5/31/2022	$6,236	$9,385	$8,924
6/30/2022	$5,710	$8,600	$8,217
7/31/2022	$6,484	$9,407	$9,203
8/31/2022	$6,594	$9,056	$8,775
9/30/2022	$5,909	$8,216	$7,922
10/31/2022	$6,068	$8,890	$8,385
11/30/2022	$5,909	$9,354	$8,767
12/31/2022	$5,282	$8,806	$8,095
1/31/2023	$6,218	$9,413	$8,770
2/28/2023	$5,952	$9,193	$8,666
3/31/2023	$6,163	$9,439	$9,258
4/30/2023	$5,777	$9,539	$9,350
5/31/2023	$6,383	$9,576	$9,776
6/30/2023	$6,931	$10,230	$10,444
7/31/2023	$7,546	$10,597	$10,796
8/31/2023	$6,851	$10,392	$10,699
9/30/2023	$6,463	$9,897	$10,117
10/31/2023	$5,838	$9,635	$9,973
11/30/2023	$6,916	$10,533	$11,061
12/31/2023	$7,757	$11,092	$11,550
1/31/2024	$7,283	$11,215	$11,839
2/29/2024	$8,136	$11,822	$12,646
3/31/2024	$8,308	$12,203	$12,869
4/30/2024	$7,515	$11,666	$12,323
5/31/2024	$7,359	$12,218	$13,061
6/30/2024	$7,760	$12,596	$13,941
7/31/2024	$7,852	$12,830	$13,704
8/31/2024	$8,394	$13,109	$13,990
9/30/2024	$8,895	$13,380	$14,386
10/31/2024	$9,495	$13,282	$14,338

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/22
Class R	62.63%	(1.92%)
Russell 3000®IndexFootnote Reference(a)	37.86%	11.21%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	14.44%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,314,791,617
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 8,915,338
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,314,791,617
Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,915,338

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Consumer Discretionary	33.0%
Information Technology	31.9
Communication Services	13.7
Financials	12.1
Health Care	6.1
Real Estate	1.0
Repurchase Agreements	2.5
Options Purchased	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	8.9%
Cloudflare, Inc., Class A	8.5
Trade Desk, Inc., Class A	7.7
Tesla, Inc.	6.7
MicroStrategy, Inc., Class A	6.6
Affirm Holdings, Inc.	6.5
Carvana Co.	6.3
Shopify, Inc., Class A	6.2
ROBLOX Corp., Class A	6.0
Airbnb, Inc., Class A	4.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000215064
Shareholder Report [Line Items]
Fund Name		Transamerica Capital Growth
Class Name		Class R6
Trading Symbol		TCPWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$98	0.74%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed, the Russell 1000® Growth Index, a benchmark of the Fund. Narrow leadership of a select few mega-cap companies drove market results over the 12-month period ended October 31, 2024. Fear and uncertainty due to concerns around inflation, the related timing/pace of interest rate cuts, and ongoing geopolitical tensions contributed to greater market volatility. Against this backdrop, we continued to focus on company-specific fundamentals, which across Fund portfolio holdings have largely remained healthy and in line with our expectations. We continue to own unique companies with attractive endgame potential, strong balance sheets, and multiple competitive advantages that we believe can be long-term winners over the next three to five years. While we have opportunistically added to some Fund positions and initiated new ones, overall, we have made few changes as we remain confident in the long-term prospects for the businesses we own. The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an ecommerce solutions platform, a web performance and security company, and a global mobility and food delivery platform. Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a life sciences tools and technology platform, a cloud data platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
10/18/2019	$10,000	$10,000	$10,000
10/31/2019	$10,060	$10,134	$10,114
11/30/2019	$10,935	$10,520	$10,563
12/31/2019	$10,834	$10,823	$10,882
1/31/2020	$11,518	$10,812	$11,125
2/29/2020	$11,471	$9,926	$10,367
3/31/2020	$10,408	$8,561	$9,348
4/30/2020	$12,571	$9,695	$10,731
5/31/2020	$14,864	$10,214	$11,451
6/30/2020	$16,435	$10,447	$11,950
7/31/2020	$18,127	$11,040	$12,869
8/31/2020	$19,624	$11,840	$14,197
9/30/2020	$19,892	$11,409	$13,529
10/31/2020	$19,116	$11,163	$13,070
11/30/2020	$22,730	$12,521	$14,408
12/31/2020	$23,001	$13,084	$15,071
1/31/2021	$23,333	$13,026	$14,959
2/28/2021	$24,503	$13,433	$14,956
3/31/2021	$22,463	$13,915	$15,212
4/30/2021	$23,499	$14,632	$16,248
5/31/2021	$22,888	$14,699	$16,023
6/30/2021	$25,653	$15,061	$17,028
7/31/2021	$25,663	$15,316	$17,589
8/31/2021	$26,243	$15,753	$18,247
9/30/2021	$24,607	$15,046	$17,225
10/31/2021	$26,512	$16,063	$18,717
11/30/2021	$25,632	$15,819	$18,831
12/31/2021	$22,860	$16,442	$19,229
1/31/2022	$17,797	$15,474	$17,579
2/28/2022	$17,591	$15,085	$16,832
3/31/2022	$16,716	$15,574	$17,491
4/30/2022	$12,923	$14,176	$15,379
5/31/2022	$10,726	$14,157	$15,021
6/30/2022	$9,817	$12,973	$13,831
7/31/2022	$11,155	$14,190	$15,491
8/31/2022	$11,361	$13,660	$14,770
9/30/2022	$10,177	$12,394	$13,334
10/31/2022	$10,434	$13,410	$14,113
11/30/2022	$10,177	$14,110	$14,756
12/31/2022	$9,096	$13,284	$13,627
1/31/2023	$10,709	$14,199	$14,762
2/28/2023	$10,263	$13,867	$14,587
3/31/2023	$10,623	$14,238	$15,584
4/30/2023	$9,971	$14,389	$15,738
5/31/2023	$11,018	$14,445	$16,455
6/30/2023	$11,979	$15,432	$17,580
7/31/2023	$13,043	$15,985	$18,173
8/31/2023	$11,859	$15,676	$18,010
9/30/2023	$11,190	$14,930	$17,030
10/31/2023	$10,108	$14,534	$16,788
11/30/2023	$11,979	$15,889	$18,618
12/31/2023	$13,455	$16,732	$19,442
1/31/2024	$12,631	$16,917	$19,927
2/29/2024	$14,124	$17,833	$21,287
3/31/2024	$14,433	$18,408	$21,661
4/30/2024	$13,060	$17,598	$20,743
5/31/2024	$12,803	$18,430	$21,984
6/30/2024	$13,506	$19,000	$23,467
7/31/2024	$13,661	$19,353	$23,068
8/31/2024	$14,622	$19,775	$23,548
9/30/2024	$15,497	$20,184	$24,215
10/31/2024	$16,561	$20,036	$24,135

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 10/18/19
Class R6	63.84%	10.48%	10.53%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	14.79%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	19.11%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,314,791,617
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 8,915,338
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,314,791,617
Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,915,338

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Consumer Discretionary	33.0%
Information Technology	31.9
Communication Services	13.7
Financials	12.1
Health Care	6.1
Real Estate	1.0
Repurchase Agreements	2.5
Options Purchased	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	8.9%
Cloudflare, Inc., Class A	8.5
Trade Desk, Inc., Class A	7.7
Tesla, Inc.	6.7
MicroStrategy, Inc., Class A	6.6
Affirm Holdings, Inc.	6.5
Carvana Co.	6.3
Shopify, Inc., Class A	6.2
ROBLOX Corp., Class A	6.0
Airbnb, Inc., Class A	4.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on November 1, 2023: Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000240466
Shareholder Report [Line Items]
Fund Name		Transamerica Core Bond
Class Name		Class A
Trading Symbol		TABDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.74%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities (“ABS”), selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, electric and energy companies.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Exposure to CMBS was managed down over the period as certain property types, like office, remained under pressure. As expectations for federal funds rate cuts increased during the fiscal year, allocations to floating-rate collateralized loan obligations (“CLOs”) were reduced in the fund. Allocations increased to agency RMBS, non-agency RMBS, and US Treasury securities.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Aggregate Bond Index
10/31/2022	$9,524	$10,000
11/30/2022	$9,810	$10,368
12/31/2022	$9,789	$10,321
1/31/2023	$10,090	$10,639
2/28/2023	$9,841	$10,363
3/31/2023	$10,068	$10,627
4/30/2023	$10,120	$10,691
5/31/2023	$10,012	$10,575
6/30/2023	$9,996	$10,537
7/31/2023	$9,993	$10,530
8/31/2023	$9,933	$10,462
9/30/2023	$9,685	$10,197
10/31/2023	$9,533	$10,036
11/30/2023	$9,954	$10,490
12/31/2023	$10,330	$10,892
1/31/2024	$10,317	$10,862
2/29/2024	$10,171	$10,708
3/31/2024	$10,268	$10,807
4/30/2024	$10,004	$10,534
5/31/2024	$10,173	$10,713
6/30/2024	$10,292	$10,814
7/31/2024	$10,473	$11,067
8/31/2024	$10,642	$11,226
9/30/2024	$10,774	$11,376
10/31/2024	$10,517	$11,094

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 11/1/22
Class A with Load	5.14%	2.55%
Class A	10.32%	5.08%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	5.33%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,960,351,162
Holdings Count | Holding		488
Advisory Fees Paid, Amount		$ 8,210,118
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,960,351,162
Number of Portfolio Holdings	488
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,210,118
Average MaturityFootnote Reference§	8.51 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	52.6%
AAA	9.6
AA	1.4
A	11.7
BBB	22.0
BB	2.6
CCC and Below	0.0Footnote Reference*
Not Rated	18.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.1%
U.S. Government Agency Obligations	25.8
U.S. Government Obligations	25.6
Commercial Paper	18.9
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Short-Term U.S. Government Obligations	1.2
Foreign Government Obligations	0.9
Repurchase Agreements	0.8
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	3.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2054	2.3
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2054	1.9
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2054	1.8
U.S. Treasury Notes, 4.50%, 05/31/2029	1.6
Britannia Funding Co. LLC, 5.04%, 12/16/2024	1.3
LMA-Americas LLC, 5.55%, 12/12/2024	1.2
Air Liquide U.S. LLC, 5.34%, 12/20/2024	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000240467
Shareholder Report [Line Items]
Fund Name		Transamerica Core Bond
Class Name		Class C
Trading Symbol		TABEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.51%

Expenses Paid, Amount		$ 158
Expense Ratio, Percent		1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities (“ABS”), selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, electric and energy companies.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Exposure to CMBS was managed down over the period as certain property types, like office, remained under pressure. As expectations for federal funds rate cuts increased during the fiscal year, allocations to floating-rate collateralized loan obligations (“CLOs”) were reduced in the fund. Allocations increased to agency RMBS, non-agency RMBS, and US Treasury securities.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Aggregate Bond Index
11/1/2022	$10,000	$10,000
11/30/2022	$10,294	$10,346
12/31/2022	$10,274	$10,299
1/31/2023	$10,558	$10,616
2/28/2023	$10,303	$10,342
3/31/2023	$10,535	$10,604
4/30/2023	$10,547	$10,669
5/31/2023	$10,429	$10,553
6/30/2023	$10,408	$10,515
7/31/2023	$10,400	$10,508
8/31/2023	$10,331	$10,441
9/30/2023	$10,067	$10,175
10/31/2023	$9,901	$10,015
11/30/2023	$10,334	$10,468
12/31/2023	$10,719	$10,869
1/31/2024	$10,698	$10,839
2/29/2024	$10,540	$10,686
3/31/2024	$10,645	$10,785
4/30/2024	$10,364	$10,512
5/31/2024	$10,520	$10,690
6/30/2024	$10,637	$10,792
7/31/2024	$10,817	$11,044
8/31/2024	$10,985	$11,202
9/30/2024	$11,127	$11,352
10/31/2024	$10,841	$11,071

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 11/1/22
Class C with Load	8.49%	4.12%
Class C	9.49%	4.12%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	5.33%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,960,351,162
Holdings Count | Holding		488
Advisory Fees Paid, Amount		$ 8,210,118
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,960,351,162
Number of Portfolio Holdings	488
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,210,118
Average MaturityFootnote Reference§	8.51 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	52.6%
AAA	9.6
AA	1.4
A	11.7
BBB	22.0
BB	2.6
CCC and Below	0.0Footnote Reference*
Not Rated	18.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.1%
U.S. Government Agency Obligations	25.8
U.S. Government Obligations	25.6
Commercial Paper	18.9
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Short-Term U.S. Government Obligations	1.2
Foreign Government Obligations	0.9
Repurchase Agreements	0.8
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	3.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2054	2.3
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2054	1.9
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2054	1.8
U.S. Treasury Notes, 4.50%, 05/31/2029	1.6
Britannia Funding Co. LLC, 5.04%, 12/16/2024	1.3
LMA-Americas LLC, 5.55%, 12/12/2024	1.2
Air Liquide U.S. LLC, 5.34%, 12/20/2024	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000240465
Shareholder Report [Line Items]
Fund Name		Transamerica Core Bond
Class Name		Class I
Trading Symbol		TABGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.44%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities (“ABS”), selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, electric and energy companies.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Exposure to CMBS was managed down over the period as certain property types, like office, remained under pressure. As expectations for federal funds rate cuts increased during the fiscal year, allocations to floating-rate collateralized loan obligations (“CLOs”) were reduced in the fund. Allocations increased to agency RMBS, non-agency RMBS, and US Treasury securities.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Aggregate Bond Index
11/1/2022	$10,000	$10,000
11/30/2022	$10,304	$10,346
12/31/2022	$10,285	$10,299
1/31/2023	$10,594	$10,616
2/28/2023	$10,347	$10,342
3/31/2023	$10,577	$10,604
4/30/2023	$10,647	$10,669
5/31/2023	$10,515	$10,553
6/30/2023	$10,502	$10,515
7/31/2023	$10,502	$10,508
8/31/2023	$10,442	$10,441
9/30/2023	$10,182	$10,175
10/31/2023	$10,023	$10,015
11/30/2023	$10,444	$10,468
12/31/2023	$10,843	$10,869
1/31/2024	$10,831	$10,839
2/29/2024	$10,678	$10,686
3/31/2024	$10,795	$10,785
4/30/2024	$10,506	$10,512
5/31/2024	$10,687	$10,690
6/30/2024	$10,815	$10,792
7/31/2024	$11,009	$11,044
8/31/2024	$11,191	$11,202
9/30/2024	$11,333	$11,352
10/31/2024	$11,064	$11,071

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 11/1/22
Class I	10.38%	5.18%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	5.33%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,960,351,162
Holdings Count | Holding		488
Advisory Fees Paid, Amount		$ 8,210,118
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,960,351,162
Number of Portfolio Holdings	488
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,210,118
Average MaturityFootnote Reference§	8.51 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	52.6%
AAA	9.6
AA	1.4
A	11.7
BBB	22.0
BB	2.6
CCC and Below	0.0Footnote Reference*
Not Rated	18.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.1%
U.S. Government Agency Obligations	25.8
U.S. Government Obligations	25.6
Commercial Paper	18.9
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Short-Term U.S. Government Obligations	1.2
Foreign Government Obligations	0.9
Repurchase Agreements	0.8
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	3.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2054	2.3
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2054	1.9
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2054	1.8
U.S. Treasury Notes, 4.50%, 05/31/2029	1.6
Britannia Funding Co. LLC, 5.04%, 12/16/2024	1.3
LMA-Americas LLC, 5.55%, 12/12/2024	1.2
Air Liquide U.S. LLC, 5.34%, 12/20/2024	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000137931
Shareholder Report [Line Items]
Fund Name		Transamerica Core Bond
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$46	0.44%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities (“ABS”), selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, electric and energy companies.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Exposure to CMBS was managed down over the period as certain property types, like office, remained under pressure. As expectations for federal funds rate cuts increased during the fiscal year, allocations to floating-rate collateralized loan obligations (“CLOs”) were reduced in the fund. Allocations increased to agency RMBS, non-agency RMBS, and US Treasury securities.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Aggregate Bond Index
3/24/2017	$10,000	$10,000
3/31/2017	$10,018	$10,017
4/30/2017	$10,099	$10,095
5/31/2017	$10,179	$10,172
6/30/2017	$10,189	$10,162
7/31/2017	$10,229	$10,206
8/31/2017	$10,319	$10,297
9/30/2017	$10,282	$10,248
10/31/2017	$10,293	$10,254
11/30/2017	$10,284	$10,241
12/31/2017	$10,325	$10,288
1/31/2018	$10,215	$10,169
2/28/2018	$10,105	$10,073
3/31/2018	$10,159	$10,138
4/30/2018	$10,092	$10,062
5/31/2018	$10,157	$10,134
6/30/2018	$10,141	$10,122
7/31/2018	$10,145	$10,124
8/31/2018	$10,211	$10,189
9/30/2018	$10,153	$10,124
10/31/2018	$10,064	$10,044
11/30/2018	$10,099	$10,104
12/31/2018	$10,258	$10,289
1/31/2019	$10,379	$10,398
2/28/2019	$10,392	$10,392
3/31/2019	$10,595	$10,592
4/30/2019	$10,600	$10,595
5/31/2019	$10,784	$10,783
6/30/2019	$10,916	$10,918
7/31/2019	$10,952	$10,942
8/31/2019	$11,242	$11,226
9/30/2019	$11,174	$11,166
10/31/2019	$11,209	$11,200
11/30/2019	$11,200	$11,194
12/31/2019	$11,181	$11,186
1/31/2020	$11,420	$11,401
2/29/2020	$11,615	$11,607
3/31/2020	$11,295	$11,538
4/30/2020	$11,557	$11,743
5/31/2020	$11,653	$11,798
6/30/2020	$11,780	$11,872
7/31/2020	$11,984	$12,050
8/31/2020	$11,897	$11,952
9/30/2020	$11,897	$11,946
10/31/2020	$11,851	$11,892
11/30/2020	$12,001	$12,009
12/31/2020	$12,036	$12,026
1/31/2021	$11,951	$11,939
2/28/2021	$11,754	$11,767
3/31/2021	$11,636	$11,620
4/30/2021	$11,746	$11,712
5/31/2021	$11,799	$11,750
6/30/2021	$11,899	$11,833
7/31/2021	$12,021	$11,965
8/31/2021	$12,006	$11,942
9/30/2021	$11,898	$11,839
10/31/2021	$11,904	$11,836
11/30/2021	$11,933	$11,871
12/31/2021	$11,923	$11,840
1/31/2022	$11,672	$11,585
2/28/2022	$11,540	$11,456
3/31/2022	$11,259	$11,138
4/30/2022	$10,844	$10,715
5/31/2022	$10,867	$10,784
6/30/2022	$10,677	$10,615
7/31/2022	$10,927	$10,874
8/31/2022	$10,644	$10,567
9/30/2022	$10,187	$10,110
10/31/2022	$10,038	$9,979
11/30/2022	$10,369	$10,346
12/31/2022	$10,352	$10,300
1/31/2023	$10,663	$10,617
2/28/2023	$10,414	$10,342
3/31/2023	$10,645	$10,605
4/30/2023	$10,716	$10,669
5/31/2023	$10,605	$10,553
6/30/2023	$10,592	$10,515
7/31/2023	$10,593	$10,508
8/31/2023	$10,532	$10,441
9/30/2023	$10,272	$10,176
10/31/2023	$10,112	$10,015
11/30/2023	$10,550	$10,469
12/31/2023	$10,965	$10,869
1/31/2024	$10,954	$10,839
2/29/2024	$10,801	$10,686
3/31/2024	$10,906	$10,785
4/30/2024	$10,628	$10,513
5/31/2024	$10,797	$10,691
6/30/2024	$10,940	$10,792
7/31/2024	$11,135	$11,044
8/31/2024	$11,318	$11,203
9/30/2024	$11,461	$11,353
10/31/2024	$11,191	$11,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/24/17
Class I2	10.67%	(0.03%)	1.49%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,960,351,162
Holdings Count | Holding		488
Advisory Fees Paid, Amount		$ 8,210,118
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,960,351,162
Number of Portfolio Holdings	488
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,210,118
Average MaturityFootnote Reference§	8.51 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	52.6%
AAA	9.6
AA	1.4
A	11.7
BBB	22.0
BB	2.6
CCC and Below	0.0Footnote Reference*
Not Rated	18.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.1%
U.S. Government Agency Obligations	25.8
U.S. Government Obligations	25.6
Commercial Paper	18.9
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Short-Term U.S. Government Obligations	1.2
Foreign Government Obligations	0.9
Repurchase Agreements	0.8
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	3.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2054	2.3
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2054	1.9
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2054	1.8
U.S. Treasury Notes, 4.50%, 05/31/2029	1.6
Britannia Funding Co. LLC, 5.04%, 12/16/2024	1.3
LMA-Americas LLC, 5.55%, 12/12/2024	1.2
Air Liquide U.S. LLC, 5.34%, 12/20/2024	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171831
Shareholder Report [Line Items]
Fund Name		Transamerica Core Bond
Class Name		Class I3
Trading Symbol		TMBTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$46	0.44%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities (“ABS”), selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, electric and energy companies.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Exposure to CMBS was managed down over the period as certain property types, like office, remained under pressure. As expectations for federal funds rate cuts increased during the fiscal year, allocations to floating-rate collateralized loan obligations (“CLOs”) were reduced in the fund. Allocations increased to agency RMBS, non-agency RMBS, and US Treasury securities.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Bloomberg US Aggregate Bond Index
3/24/2017	$10,000	$10,000
3/31/2017	$10,003	$10,017
4/30/2017	$10,094	$10,095
5/31/2017	$10,174	$10,172
6/30/2017	$10,173	$10,162
7/31/2017	$10,224	$10,206
8/31/2017	$10,313	$10,297
9/30/2017	$10,266	$10,248
10/31/2017	$10,287	$10,254
11/30/2017	$10,278	$10,241
12/31/2017	$10,320	$10,288
1/31/2018	$10,210	$10,169
2/28/2018	$10,100	$10,073
3/31/2018	$10,154	$10,138
4/30/2018	$10,087	$10,062
5/31/2018	$10,152	$10,134
6/30/2018	$10,136	$10,122
7/31/2018	$10,140	$10,124
8/31/2018	$10,206	$10,189
9/30/2018	$10,148	$10,124
10/31/2018	$10,059	$10,044
11/30/2018	$10,094	$10,104
12/31/2018	$10,254	$10,289
1/31/2019	$10,374	$10,398
2/28/2019	$10,377	$10,392
3/31/2019	$10,579	$10,592
4/30/2019	$10,584	$10,595
5/31/2019	$10,778	$10,783
6/30/2019	$10,910	$10,918
7/31/2019	$10,945	$10,942
8/31/2019	$11,234	$11,226
9/30/2019	$11,156	$11,166
10/31/2019	$11,191	$11,200
11/30/2019	$11,193	$11,194
12/31/2019	$11,173	$11,186
1/31/2020	$11,412	$11,401
2/29/2020	$11,606	$11,607
3/31/2020	$11,287	$11,538
4/30/2020	$11,549	$11,743
5/31/2020	$11,645	$11,798
6/30/2020	$11,771	$11,872
7/31/2020	$11,974	$12,050
8/31/2020	$11,888	$11,952
9/30/2020	$11,888	$11,946
10/31/2020	$11,843	$11,892
11/30/2020	$11,992	$12,009
12/31/2020	$12,026	$12,026
1/31/2021	$11,942	$11,939
2/28/2021	$11,734	$11,767
3/31/2021	$11,628	$11,620
4/30/2021	$11,738	$11,712
5/31/2021	$11,791	$11,750
6/30/2021	$11,890	$11,833
7/31/2021	$12,012	$11,965
8/31/2021	$11,997	$11,942
9/30/2021	$11,890	$11,839
10/31/2021	$11,896	$11,836
11/30/2021	$11,925	$11,871
12/31/2021	$11,914	$11,840
1/31/2022	$11,664	$11,585
2/28/2022	$11,532	$11,456
3/31/2022	$11,252	$11,138
4/30/2022	$10,826	$10,715
5/31/2022	$10,861	$10,784
6/30/2022	$10,671	$10,615
7/31/2022	$10,921	$10,874
8/31/2022	$10,627	$10,567
9/30/2022	$10,171	$10,110
10/31/2022	$10,022	$9,979
11/30/2022	$10,364	$10,346
12/31/2022	$10,347	$10,300
1/31/2023	$10,645	$10,617
2/28/2023	$10,398	$10,342
3/31/2023	$10,640	$10,605
4/30/2023	$10,699	$10,669
5/31/2023	$10,600	$10,553
6/30/2023	$10,575	$10,515
7/31/2023	$10,588	$10,508
8/31/2023	$10,516	$10,441
9/30/2023	$10,256	$10,176
10/31/2023	$10,097	$10,015
11/30/2023	$10,546	$10,469
12/31/2023	$10,960	$10,869
1/31/2024	$10,936	$10,839
2/29/2024	$10,784	$10,686
3/31/2024	$10,901	$10,785
4/30/2024	$10,611	$10,513
5/31/2024	$10,793	$10,691
6/30/2024	$10,922	$10,792
7/31/2024	$11,117	$11,044
8/31/2024	$11,313	$11,203
9/30/2024	$11,456	$11,353
10/31/2024	$11,173	$11,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/24/17
Class I3	10.66%	(0.03%)	1.47%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,960,351,162
Holdings Count | Holding		488
Advisory Fees Paid, Amount		$ 8,210,118
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,960,351,162
Number of Portfolio Holdings	488
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,210,118
Average MaturityFootnote Reference§	8.51 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	52.6%
AAA	9.6
AA	1.4
A	11.7
BBB	22.0
BB	2.6
CCC and Below	0.0Footnote Reference*
Not Rated	18.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.1%
U.S. Government Agency Obligations	25.8
U.S. Government Obligations	25.6
Commercial Paper	18.9
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Short-Term U.S. Government Obligations	1.2
Foreign Government Obligations	0.9
Repurchase Agreements	0.8
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	3.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2054	2.3
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2054	1.9
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2054	1.8
U.S. Treasury Notes, 4.50%, 05/31/2029	1.6
Britannia Funding Co. LLC, 5.04%, 12/16/2024	1.3
LMA-Americas LLC, 5.55%, 12/12/2024	1.2
Air Liquide U.S. LLC, 5.34%, 12/20/2024	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171829
Shareholder Report [Line Items]
Fund Name		Transamerica Core Bond
Class Name		Class R
Trading Symbol		TMBRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$98	0.93%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities (“ABS”), selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, electric and energy companies.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Exposure to CMBS was managed down over the period as certain property types, like office, remained under pressure. As expectations for federal funds rate cuts increased during the fiscal year, allocations to floating-rate collateralized loan obligations (“CLOs”) were reduced in the fund. Allocations increased to agency RMBS, non-agency RMBS, and US Treasury securities.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Aggregate Bond Index
3/24/2017	$10,000	$10,000
3/31/2017	$10,002	$10,017
4/30/2017	$10,088	$10,095
5/31/2017	$10,163	$10,172
6/30/2017	$10,163	$10,162
7/31/2017	$10,200	$10,206
8/31/2017	$10,295	$10,297
9/30/2017	$10,243	$10,248
10/31/2017	$10,250	$10,254
11/30/2017	$10,237	$10,241
12/31/2017	$10,284	$10,288
1/31/2018	$10,170	$10,169
2/28/2018	$10,056	$10,073
3/31/2018	$10,106	$10,138
4/30/2018	$10,025	$10,062
5/31/2018	$10,085	$10,134
6/30/2018	$10,065	$10,122
7/31/2018	$10,076	$10,124
8/31/2018	$10,136	$10,189
9/30/2018	$10,065	$10,124
10/31/2018	$9,982	$10,044
11/30/2018	$10,013	$10,104
12/31/2018	$10,155	$10,289
1/31/2019	$10,280	$10,398
2/28/2019	$10,279	$10,392
3/31/2019	$10,475	$10,592
4/30/2019	$10,475	$10,595
5/31/2019	$10,652	$10,783
6/30/2019	$10,789	$10,918
7/31/2019	$10,819	$10,942
8/31/2019	$11,089	$11,226
9/30/2019	$11,018	$11,166
10/31/2019	$11,047	$11,200
11/30/2019	$11,045	$11,194
12/31/2019	$11,014	$11,186
1/31/2020	$11,245	$11,401
2/29/2020	$11,432	$11,607
3/31/2020	$11,123	$11,538
4/30/2020	$11,377	$11,743
5/31/2020	$11,466	$11,798
6/30/2020	$11,585	$11,872
7/31/2020	$11,779	$12,050
8/31/2020	$11,687	$11,952
9/30/2020	$11,682	$11,946
10/31/2020	$11,631	$11,892
11/30/2020	$11,773	$12,009
12/31/2020	$11,802	$12,026
1/31/2021	$11,714	$11,939
2/28/2021	$11,517	$11,767
3/31/2021	$11,397	$11,620
4/30/2021	$11,500	$11,712
5/31/2021	$11,547	$11,750
6/30/2021	$11,639	$11,833
7/31/2021	$11,764	$11,965
8/31/2021	$11,733	$11,942
9/30/2021	$11,635	$11,839
10/31/2021	$11,625	$11,836
11/30/2021	$11,648	$11,871
12/31/2021	$11,633	$11,840
1/31/2022	$11,384	$11,585
2/28/2022	$11,251	$11,456
3/31/2022	$10,973	$11,138
4/30/2022	$10,566	$10,715
5/31/2022	$10,583	$10,784
6/30/2022	$10,395	$10,615
7/31/2022	$10,633	$10,874
8/31/2022	$10,354	$10,567
9/30/2022	$9,896	$10,110
10/31/2022	$9,747	$9,979
11/30/2022	$10,075	$10,346
12/31/2022	$10,050	$10,300
1/31/2023	$10,346	$10,617
2/28/2023	$10,102	$10,342
3/31/2023	$10,333	$10,605
4/30/2023	$10,386	$10,669
5/31/2023	$10,274	$10,553
6/30/2023	$10,258	$10,515
7/31/2023	$10,254	$10,508
8/31/2023	$10,192	$10,441
9/30/2023	$9,936	$10,176
10/31/2023	$9,779	$10,015
11/30/2023	$10,208	$10,469
12/31/2023	$10,592	$10,869
1/31/2024	$10,577	$10,839
2/29/2024	$10,426	$10,686
3/31/2024	$10,522	$10,785
4/30/2024	$10,251	$10,513
5/31/2024	$10,410	$10,691
6/30/2024	$10,543	$10,792
7/31/2024	$10,726	$11,044
8/31/2024	$10,897	$11,203
9/30/2024	$11,030	$11,353
10/31/2024	$10,767	$11,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/24/17
Class R	10.10%	(0.51%)	0.98%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,960,351,162
Holdings Count | Holding		488
Advisory Fees Paid, Amount		$ 8,210,118
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,960,351,162
Number of Portfolio Holdings	488
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,210,118
Average MaturityFootnote Reference§	8.51 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	52.6%
AAA	9.6
AA	1.4
A	11.7
BBB	22.0
BB	2.6
CCC and Below	0.0Footnote Reference*
Not Rated	18.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.1%
U.S. Government Agency Obligations	25.8
U.S. Government Obligations	25.6
Commercial Paper	18.9
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Short-Term U.S. Government Obligations	1.2
Foreign Government Obligations	0.9
Repurchase Agreements	0.8
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	3.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2054	2.3
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2054	1.9
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2054	1.8
U.S. Treasury Notes, 4.50%, 05/31/2029	1.6
Britannia Funding Co. LLC, 5.04%, 12/16/2024	1.3
LMA-Americas LLC, 5.55%, 12/12/2024	1.2
Air Liquide U.S. LLC, 5.34%, 12/20/2024	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171830
Shareholder Report [Line Items]
Fund Name		Transamerica Core Bond
Class Name		Class R4
Trading Symbol		TMBFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$69	0.66%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities (“ABS”), selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, electric and energy companies.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Exposure to CMBS was managed down over the period as certain property types, like office, remained under pressure. As expectations for federal funds rate cuts increased during the fiscal year, allocations to floating-rate collateralized loan obligations (“CLOs”) were reduced in the fund. Allocations increased to agency RMBS, non-agency RMBS, and US Treasury securities.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,054	$10,071
12/31/2014	$10,053	$10,080
1/31/2015	$10,265	$10,292
2/28/2015	$10,191	$10,195
3/31/2015	$10,222	$10,242
4/30/2015	$10,195	$10,206
5/31/2015	$10,167	$10,181
6/30/2015	$10,056	$10,070
7/31/2015	$10,112	$10,140
8/31/2015	$10,086	$10,125
9/30/2015	$10,125	$10,194
10/31/2015	$10,135	$10,196
11/30/2015	$10,116	$10,169
12/31/2015	$10,074	$10,136
1/31/2016	$10,188	$10,275
2/29/2016	$10,226	$10,348
3/31/2016	$10,330	$10,443
4/30/2016	$10,388	$10,483
5/31/2016	$10,407	$10,486
6/30/2016	$10,591	$10,674
7/31/2016	$10,678	$10,742
8/31/2016	$10,678	$10,730
9/30/2016	$10,678	$10,723
10/31/2016	$10,610	$10,641
11/30/2016	$10,378	$10,390
12/31/2016	$10,398	$10,404
1/31/2017	$10,437	$10,425
2/28/2017	$10,516	$10,495
3/31/2017	$10,506	$10,489
4/30/2017	$10,599	$10,570
5/31/2017	$10,680	$10,651
6/30/2017	$10,677	$10,641
7/31/2017	$10,728	$10,687
8/31/2017	$10,820	$10,782
9/30/2017	$10,768	$10,731
10/31/2017	$10,788	$10,737
11/30/2017	$10,776	$10,723
12/31/2017	$10,818	$10,773
1/31/2018	$10,700	$10,649
2/28/2018	$10,583	$10,548
3/31/2018	$10,638	$10,615
4/30/2018	$10,565	$10,536
5/31/2018	$10,620	$10,611
6/30/2018	$10,601	$10,598
7/31/2018	$10,614	$10,601
8/31/2018	$10,681	$10,669
9/30/2018	$10,618	$10,600
10/31/2018	$10,522	$10,517
11/30/2018	$10,557	$10,579
12/31/2018	$10,722	$10,774
1/31/2019	$10,845	$10,888
2/28/2019	$10,857	$10,882
3/31/2019	$11,066	$11,091
4/30/2019	$11,069	$11,094
5/31/2019	$11,259	$11,291
6/30/2019	$11,395	$11,432
7/31/2019	$11,429	$11,458
8/31/2019	$11,729	$11,755
9/30/2019	$11,656	$11,692
10/31/2019	$11,690	$11,727
11/30/2019	$11,679	$11,721
12/31/2019	$11,656	$11,713
1/31/2020	$11,903	$11,938
2/29/2020	$12,104	$12,153
3/31/2020	$11,768	$12,082
4/30/2020	$12,039	$12,297
5/31/2020	$12,137	$12,354
6/30/2020	$12,266	$12,432
7/31/2020	$12,476	$12,617
8/31/2020	$12,382	$12,515
9/30/2020	$12,380	$12,509
10/31/2020	$12,331	$12,453
11/30/2020	$12,484	$12,575
12/31/2020	$12,529	$12,592
1/31/2021	$12,438	$12,502
2/28/2021	$12,220	$12,321
3/31/2021	$12,095	$12,168
4/30/2021	$12,207	$12,264
5/31/2021	$12,260	$12,304
6/30/2021	$12,360	$12,390
7/31/2021	$12,496	$12,529
8/31/2021	$12,466	$12,505
9/30/2021	$12,364	$12,397
10/31/2021	$12,356	$12,393
11/30/2021	$12,384	$12,430
12/31/2021	$12,370	$12,398
1/31/2022	$12,108	$12,131
2/28/2022	$11,969	$11,996
3/31/2022	$11,676	$11,662
4/30/2022	$11,244	$11,220
5/31/2022	$11,265	$11,292
6/30/2022	$11,067	$11,115
7/31/2022	$11,323	$11,387
8/31/2022	$11,029	$11,065
9/30/2022	$10,542	$10,587
10/31/2022	$10,398	$10,450
11/30/2022	$10,737	$10,834
12/31/2022	$10,715	$10,785
1/31/2023	$11,034	$11,117
2/28/2023	$10,776	$10,829
3/31/2023	$11,025	$11,104
4/30/2023	$11,084	$11,172
5/31/2023	$10,967	$11,050
6/30/2023	$10,952	$11,011
7/31/2023	$10,951	$11,003
8/31/2023	$10,886	$10,933
9/30/2023	$10,616	$10,655
10/31/2023	$10,450	$10,487
11/30/2023	$10,912	$10,962
12/31/2023	$11,325	$11,381
1/31/2024	$11,311	$11,350
2/29/2024	$11,152	$11,190
3/31/2024	$11,257	$11,293
4/30/2024	$10,969	$11,008
5/31/2024	$11,142	$11,194
6/30/2024	$11,287	$11,300
7/31/2024	$11,486	$11,564
8/31/2024	$11,672	$11,731
9/30/2024	$11,817	$11,888
10/31/2024	$11,537	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	10.40%	(0.26%)	1.44%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,960,351,162
Holdings Count | Holding		488
Advisory Fees Paid, Amount		$ 8,210,118
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,960,351,162
Number of Portfolio Holdings	488
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,210,118
Average MaturityFootnote Reference§	8.51 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	52.6%
AAA	9.6
AA	1.4
A	11.7
BBB	22.0
BB	2.6
CCC and Below	0.0Footnote Reference*
Not Rated	18.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.1%
U.S. Government Agency Obligations	25.8
U.S. Government Obligations	25.6
Commercial Paper	18.9
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Short-Term U.S. Government Obligations	1.2
Foreign Government Obligations	0.9
Repurchase Agreements	0.8
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	3.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2054	2.3
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2054	1.9
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2054	1.8
U.S. Treasury Notes, 4.50%, 05/31/2029	1.6
Britannia Funding Co. LLC, 5.04%, 12/16/2024	1.3
LMA-Americas LLC, 5.55%, 12/12/2024	1.2
Air Liquide U.S. LLC, 5.34%, 12/20/2024	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000228029
Shareholder Report [Line Items]
Fund Name		Transamerica Core Bond
Class Name		Class R6
Trading Symbol		TAGMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.44%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was driven by the Fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the Fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities (“ABS”), selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, electric and energy companies.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Exposure to CMBS was managed down over the period as certain property types, like office, remained under pressure. As expectations for federal funds rate cuts increased during the fiscal year, allocations to floating-rate collateralized loan obligations (“CLOs”) were reduced in the fund. Allocations increased to agency RMBS, non-agency RMBS, and US Treasury securities.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector. This was on the view that the additional yield offered by lower-quality credit relative to higher-quality credit was slightly less compelling given the spread compression that had already occurred during the year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Aggregate Bond Index
5/28/2021	$10,000	$10,000
6/30/2021	$10,084	$10,070
7/31/2021	$10,187	$10,183
8/31/2021	$10,175	$10,163
9/30/2021	$10,084	$10,075
10/31/2021	$10,089	$10,073
11/30/2021	$10,114	$10,103
12/31/2021	$10,105	$10,077
1/31/2022	$9,893	$9,860
2/28/2022	$9,781	$9,750
3/31/2022	$9,543	$9,479
4/30/2022	$9,192	$9,119
5/31/2022	$9,212	$9,178
6/30/2022	$9,051	$9,034
7/31/2022	$9,262	$9,255
8/31/2022	$9,023	$8,993
9/30/2022	$8,627	$8,604
10/31/2022	$8,501	$8,493
11/30/2022	$8,790	$8,805
12/31/2022	$8,776	$8,766
1/31/2023	$9,039	$9,035
2/28/2023	$8,819	$8,802
3/31/2023	$9,026	$9,025
4/30/2023	$9,075	$9,080
5/31/2023	$8,992	$8,981
6/30/2023	$8,971	$8,949
7/31/2023	$8,982	$8,943
8/31/2023	$8,931	$8,886
9/30/2023	$8,700	$8,660
10/31/2023	$8,565	$8,523
11/30/2023	$8,946	$8,909
12/31/2023	$9,298	$9,250
1/31/2024	$9,278	$9,225
2/29/2024	$9,149	$9,095
3/31/2024	$9,248	$9,179
4/30/2024	$9,014	$8,947
5/31/2024	$9,157	$9,098
6/30/2024	$9,267	$9,185
7/31/2024	$9,433	$9,399
8/31/2024	$9,599	$9,534
9/30/2024	$9,720	$9,662
10/31/2024	$9,491	$9,422

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 5/28/21
Class R6	10.81%	(1.52%)
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(1.73%)

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,960,351,162
Holdings Count | Holding		488
Advisory Fees Paid, Amount		$ 8,210,118
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,960,351,162
Number of Portfolio Holdings	488
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,210,118
Average MaturityFootnote Reference§	8.51 years
DurationFootnote Reference†	5.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	52.6%
AAA	9.6
AA	1.4
A	11.7
BBB	22.0
BB	2.6
CCC and Below	0.0Footnote Reference*
Not Rated	18.9
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.1%
U.S. Government Agency Obligations	25.8
U.S. Government Obligations	25.6
Commercial Paper	18.9
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Short-Term U.S. Government Obligations	1.2
Foreign Government Obligations	0.9
Repurchase Agreements	0.8
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	3.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2054	2.3
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2054	1.9
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2054	1.8
U.S. Treasury Notes, 4.50%, 05/31/2029	1.6
Britannia Funding Co. LLC, 5.04%, 12/16/2024	1.3
LMA-Americas LLC, 5.55%, 12/12/2024	1.2
Air Liquide U.S. LLC, 5.34%, 12/20/2024	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000103735
Shareholder Report [Line Items]
Fund Name		Transamerica Emerging Markets Debt
Class Name		Class A
Trading Symbol		EMTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.26%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was supported by the Fund's high-yield overweight and security selection across hard (U.S. dollar denominated) currency and local currency positions.

High-conviction, high-beta sovereigns including Argentina, Suriname, Egypt, and El Salvador continued to take positive strides with respect to policy reform and have been supported by investors as a result. Ukrainian assets continued to perform well and benefited from the country finalizing a debt exchange with creditors. Ongoing rhetoric around the Mexican government’s support for Pemex supported the bonds. Despite rate volatility during the year, the overall rate moved lower by 0.65% and helped the Fund’s longer duration overweights perform well. This included Saudi Arabia, Côte d’Ivoire, and Angola among sovereign bonds, along with corporate exposures such as Freeport Indonesia PT, Indofood CBP Sukses Makmur Tbk. PT, and Alfa Desarrollo SpA.

Regionally, the Fund’s underweight to higher-quality Asian credits was additive as lower yielding credits were less in demand. With energy prices remaining overall well supported during the fiscal year, an overweight to oil and gas corporates contributed to performance. Select China property exposure to Vanke Real Estate Hong Kong Co. Ltd and Longfor Group Holdings Ltd. was additive as the government continued to talk of sector support. TMT (technology media and telephone) issuers including IHS Holding Ltd., Liberty Costa Rica Senior Secured Finance, and Colombia Telecomunicaciones SA ESP performed well following positive headlines and investors reaching for yield in down-in-quality corporates.

While local currency assets underperformed relative to hard currency, given the strong dollar environment, security selection in South Africa contributed to performance after the country's election pointed toward the leading party losing support, opening the door to the formation of a government of national unity, and supporting the rand. Turkey local positioning contributed to performance as Turkey’s credible policy approach led to a stable currency with high rates, creating enticing yields.

Offsetting some positive performance, select shorter duration exposures within Indonesia and Hungary hard currency bonds detracted from performance. Despite Egypt hard currency bonds performing well, local assets were weighed down by the largest interest rate hike in history and another currency devaluation despite its opening the door to IMF support. Brazil local positioning underperformed given concerns around the country reaching its fiscal goals for the year and a potential dovish central bank pivot.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
10/31/2014	$9,523	$10,000	$10,000
11/30/2014	$9,425	$9,961	$9,941
12/31/2014	$9,073	$9,676	$9,597
1/31/2015	$9,064	$9,709	$9,641
2/28/2015	$9,181	$9,830	$9,684
3/31/2015	$9,116	$9,875	$9,630
4/30/2015	$9,340	$10,070	$9,838
5/31/2015	$9,277	$10,016	$9,761
6/30/2015	$9,142	$9,846	$9,637
7/31/2015	$9,070	$9,887	$9,575
8/31/2015	$8,852	$9,780	$9,333
9/30/2015	$8,591	$9,645	$9,166
10/31/2015	$8,922	$9,950	$9,463
11/30/2015	$8,885	$9,944	$9,383
12/31/2015	$8,679	$9,795	$9,230
1/31/2016	$8,576	$9,775	$9,222
2/29/2016	$8,679	$9,973	$9,360
3/31/2016	$9,161	$10,306	$9,829
4/30/2016	$9,424	$10,503	$10,030
5/31/2016	$9,236	$10,472	$9,863
6/30/2016	$9,641	$10,862	$10,228
7/31/2016	$9,782	$11,031	$10,359
8/31/2016	$9,932	$11,229	$10,473
9/30/2016	$10,028	$11,268	$10,555
10/31/2016	$9,981	$11,103	$10,473
11/30/2016	$9,591	$10,640	$10,024
12/31/2016	$9,784	$10,793	$10,158
1/31/2017	$9,986	$10,948	$10,322
2/28/2017	$10,198	$11,175	$10,503
3/31/2017	$10,288	$11,214	$10,600
4/30/2017	$10,424	$11,397	$10,739
5/31/2017	$10,521	$11,492	$10,858
6/30/2017	$10,538	$11,462	$10,870
7/31/2017	$10,716	$11,538	$10,993
8/31/2017	$10,893	$11,737	$11,156
9/30/2017	$10,925	$11,735	$11,158
10/31/2017	$10,875	$11,756	$11,083
11/30/2017	$10,895	$11,725	$11,130
12/31/2017	$10,997	$11,799	$11,234
1/31/2018	$11,179	$11,776	$11,380
2/28/2018	$11,018	$11,545	$11,227
3/31/2018	$11,041	$11,589	$11,268
4/30/2018	$10,858	$11,419	$11,085
5/31/2018	$10,532	$11,295	$10,850
6/30/2018	$10,316	$11,182	$10,703
7/31/2018	$10,595	$11,412	$10,895
8/31/2018	$10,110	$11,193	$10,582
9/30/2018	$10,388	$11,391	$10,765
10/31/2018	$10,151	$11,137	$10,595
11/30/2018	$10,120	$11,093	$10,664
12/31/2018	$10,228	$11,255	$10,787
1/31/2019	$10,737	$11,752	$11,233
2/28/2019	$10,768	$11,825	$11,263
3/31/2019	$10,754	$11,997	$11,326
4/30/2019	$10,775	$12,011	$11,355
5/31/2019	$10,775	$12,080	$11,408
6/30/2019	$11,229	$12,448	$11,806
7/31/2019	$11,314	$12,591	$11,923
8/31/2019	$10,902	$12,660	$11,857
9/30/2019	$11,028	$12,615	$11,902
10/31/2019	$11,209	$12,661	$12,056
11/30/2019	$11,135	$12,641	$12,000
12/31/2019	$11,546	$12,878	$12,268
1/31/2020	$11,666	$13,102	$12,362
2/29/2020	$11,481	$12,995	$12,199
3/31/2020	$9,675	$11,364	$10,766
4/30/2020	$10,038	$11,614	$11,130
5/31/2020	$10,817	$12,280	$11,679
6/30/2020	$11,114	$12,637	$11,927
7/31/2020	$11,531	$13,104	$12,286
8/31/2020	$11,641	$13,143	$12,325
9/30/2020	$11,344	$12,926	$12,158
10/31/2020	$11,344	$12,910	$12,180
11/30/2020	$11,948	$13,395	$12,654
12/31/2020	$12,320	$13,635	$12,930
1/31/2021	$12,187	$13,469	$12,831
2/28/2021	$11,943	$13,124	$12,608
3/31/2021	$11,666	$12,988	$12,418
4/30/2021	$11,922	$13,236	$12,611
5/31/2021	$12,100	$13,380	$12,782
6/30/2021	$12,138	$13,499	$12,813
7/31/2021	$12,149	$13,572	$12,830
8/31/2021	$12,306	$13,696	$12,933
9/30/2021	$12,002	$13,427	$12,680
10/31/2021	$11,935	$13,435	$12,612
11/30/2021	$11,608	$13,240	$12,420
12/31/2021	$11,780	$13,429	$12,558
1/31/2022	$11,562	$13,041	$12,357
2/28/2022	$11,069	$12,323	$11,724
3/31/2022	$11,079	$12,186	$11,520
4/30/2022	$10,457	$11,518	$11,008
5/31/2022	$10,491	$11,539	$11,050
6/30/2022	$9,752	$10,901	$10,570
7/31/2022	$10,054	$11,249	$10,737
8/31/2022	$10,042	$11,118	$10,695
9/30/2022	$9,371	$10,442	$10,168
10/31/2022	$9,313	$10,451	$10,071
11/30/2022	$10,051	$11,177	$10,717
12/31/2022	$10,134	$11,220	$10,859
1/31/2023	$10,596	$11,568	$11,232
2/28/2023	$10,288	$11,313	$10,976
3/31/2023	$10,444	$11,471	$11,198
4/30/2023	$10,504	$11,529	$11,281
5/31/2023	$10,468	$11,427	$11,169
6/30/2023	$10,782	$11,647	$11,396
7/31/2023	$11,037	$11,834	$11,597
8/31/2023	$10,807	$11,669	$11,429
9/30/2023	$10,536	$11,341	$11,170
10/31/2023	$10,425	$11,176	$11,048
11/30/2023	$10,992	$11,824	$11,588
12/31/2023	$11,409	$12,392	$12,018
1/31/2024	$11,371	$12,246	$11,939
2/29/2024	$11,446	$12,330	$11,977
3/31/2024	$11,602	$12,565	$12,097
4/30/2024	$11,388	$12,313	$11,897
5/31/2024	$11,565	$12,537	$12,091
6/30/2024	$11,551	$12,620	$12,120
7/31/2024	$11,768	$12,850	$12,343
8/31/2024	$11,985	$13,150	$12,631
9/30/2024	$12,257	$13,386	$12,893
10/31/2024	$12,010	$13,145	$12,595

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	9.75%	0.41%	1.85%
Class A	15.21%	1.39%	2.35%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	17.62%	0.75%	2.77%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	14.00%	0.88%	2.33%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 279,009,766
Holdings Count | Holding		239
Advisory Fees Paid, Amount		$ 1,873,864
InvestmentCompanyPortfolioTurnover		151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$279,009,766
Number of Portfolio Holdings	239
Portfolio Turnover Rate	151%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,873,864
Average MaturityFootnote Reference§	9.97 years
DurationFootnote Reference†	4.99 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	3.0%
AA	2.4
A	9.6
BBB	25.6
BB	25.0
B	16.4
CCC and Below	7.3
Not Rated	6.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	55.3%
Corporate Debt Securities	40.8
Repurchase Agreements	4.7
Other Investment Company	2.3
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.7%
Petroleos Mexicanos, 7.69%, 01/23/2050	1.7
Saudi Government International Bonds, 5.75%, 01/16/2054	1.5
Indonesia Treasury Bonds, 7.13%, 06/15/2038	1.2
Mexico Bonos, 10.00%, 11/20/2036	1.2
Turkiye Government Bonds, 12.60%, 10/01/2025	1.1
Dominican Republic International Bonds, 4.88%, 09/23/2032	1.0
Czech Republic Government Bonds, 1.95%, 07/30/2037	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Republic of Poland Government Bonds, 2.50%, 07/25/2026	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000103736
Shareholder Report [Line Items]
Fund Name		Transamerica Emerging Markets Debt
Class Name		Class C
Trading Symbol		EMTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.89%

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was supported by the Fund's high-yield overweight and security selection across hard (U.S. dollar denominated) currency and local currency positions.

High-conviction, high-beta sovereigns including Argentina, Suriname, Egypt, and El Salvador continued to take positive strides with respect to policy reform and have been supported by investors as a result. Ukrainian assets continued to perform well and benefited from the country finalizing a debt exchange with creditors. Ongoing rhetoric around the Mexican government’s support for Pemex supported the bonds. Despite rate volatility during the year, the overall rate moved lower by 0.65% and helped the Fund’s longer duration overweights perform well. This included Saudi Arabia, Côte d’Ivoire, and Angola among sovereign bonds, along with corporate exposures such as Freeport Indonesia PT, Indofood CBP Sukses Makmur Tbk. PT, and Alfa Desarrollo SpA.

Regionally, the Fund’s underweight to higher-quality Asian credits was additive as lower yielding credits were less in demand. With energy prices remaining overall well supported during the fiscal year, an overweight to oil and gas corporates contributed to performance. Select China property exposure to Vanke Real Estate Hong Kong Co. Ltd and Longfor Group Holdings Ltd. was additive as the government continued to talk of sector support. TMT (technology media and telephone) issuers including IHS Holding Ltd., Liberty Costa Rica Senior Secured Finance, and Colombia Telecomunicaciones SA ESP performed well following positive headlines and investors reaching for yield in down-in-quality corporates.

While local currency assets underperformed relative to hard currency, given the strong dollar environment, security selection in South Africa contributed to performance after the country's election pointed toward the leading party losing support, opening the door to the formation of a government of national unity, and supporting the rand. Turkey local positioning contributed to performance as Turkey’s credible policy approach led to a stable currency with high rates, creating enticing yields.

Offsetting some positive performance, select shorter duration exposures within Indonesia and Hungary hard currency bonds detracted from performance. Despite Egypt hard currency bonds performing well, local assets were weighed down by the largest interest rate hike in history and another currency devaluation despite its opening the door to IMF support. Brazil local positioning underperformed given concerns around the country reaching its fiscal goals for the year and a potential dovish central bank pivot.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,888	$9,961	$9,941
12/31/2014	$9,513	$9,676	$9,597
1/31/2015	$9,504	$9,709	$9,641
2/28/2015	$9,617	$9,830	$9,684
3/31/2015	$9,542	$9,875	$9,630
4/30/2015	$9,768	$10,070	$9,838
5/31/2015	$9,702	$10,016	$9,761
6/30/2015	$9,551	$9,846	$9,637
7/31/2015	$9,465	$9,887	$9,575
8/31/2015	$9,237	$9,780	$9,333
9/30/2015	$8,961	$9,645	$9,166
10/31/2015	$9,298	$9,950	$9,463
11/30/2015	$9,250	$9,944	$9,383
12/31/2015	$9,038	$9,795	$9,230
1/31/2016	$8,921	$9,775	$9,222
2/29/2016	$9,028	$9,973	$9,360
3/31/2016	$9,516	$10,306	$9,829
4/30/2016	$9,790	$10,503	$10,030
5/31/2016	$9,594	$10,472	$9,863
6/30/2016	$9,996	$10,862	$10,228
7/31/2016	$10,144	$11,031	$10,359
8/31/2016	$10,291	$11,229	$10,473
9/30/2016	$10,381	$11,268	$10,555
10/31/2016	$10,322	$11,103	$10,473
11/30/2016	$9,916	$10,640	$10,024
12/31/2016	$10,114	$10,793	$10,158
1/31/2017	$10,313	$10,948	$10,322
2/28/2017	$10,523	$11,175	$10,503
3/31/2017	$10,607	$11,214	$10,600
4/30/2017	$10,748	$11,397	$10,739
5/31/2017	$10,839	$11,492	$10,858
6/30/2017	$10,848	$11,462	$10,870
7/31/2017	$11,021	$11,538	$10,993
8/31/2017	$11,194	$11,737	$11,156
9/30/2017	$11,226	$11,735	$11,158
10/31/2017	$11,175	$11,756	$11,083
11/30/2017	$11,185	$11,725	$11,130
12/31/2017	$11,279	$11,799	$11,234
1/31/2018	$11,456	$11,776	$11,380
2/28/2018	$11,289	$11,545	$11,227
3/31/2018	$11,302	$11,589	$11,268
4/30/2018	$11,114	$11,419	$11,085
5/31/2018	$10,769	$11,295	$10,850
6/30/2018	$10,532	$11,182	$10,703
7/31/2018	$10,807	$11,412	$10,895
8/31/2018	$10,309	$11,193	$10,582
9/30/2018	$10,585	$11,391	$10,765
10/31/2018	$10,352	$11,137	$10,595
11/30/2018	$10,309	$11,093	$10,664
12/31/2018	$10,398	$11,255	$10,787
1/31/2019	$10,920	$11,752	$11,233
2/28/2019	$10,941	$11,825	$11,263
3/31/2019	$10,930	$11,997	$11,326
4/30/2019	$10,951	$12,011	$11,355
5/31/2019	$10,940	$12,080	$11,408
6/30/2019	$11,399	$12,448	$11,806
7/31/2019	$11,474	$12,591	$11,923
8/31/2019	$11,053	$12,660	$11,857
9/30/2019	$11,171	$12,615	$11,902
10/31/2019	$11,356	$12,661	$12,056
11/30/2019	$11,269	$12,641	$12,000
12/31/2019	$11,689	$12,878	$12,268
1/31/2020	$11,799	$13,102	$12,362
2/29/2020	$11,600	$12,995	$12,199
3/31/2020	$9,772	$11,364	$10,766
4/30/2020	$10,130	$11,614	$11,130
5/31/2020	$10,912	$12,280	$11,679
6/30/2020	$11,202	$12,637	$11,927
7/31/2020	$11,626	$13,104	$12,286
8/31/2020	$11,716	$13,143	$12,325
9/30/2020	$11,414	$12,926	$12,158
10/31/2020	$11,414	$12,910	$12,180
11/30/2020	$12,017	$13,395	$12,654
12/31/2020	$12,383	$13,635	$12,930
1/31/2021	$12,249	$13,469	$12,831
2/28/2021	$11,992	$13,124	$12,608
3/31/2021	$11,706	$12,988	$12,418
4/30/2021	$11,953	$13,236	$12,611
5/31/2021	$12,133	$13,380	$12,782
6/30/2021	$12,159	$13,499	$12,813
7/31/2021	$12,170	$13,572	$12,830
8/31/2021	$12,316	$13,696	$12,933
9/30/2021	$12,002	$13,427	$12,680
10/31/2021	$11,934	$13,435	$12,612
11/30/2021	$11,605	$13,240	$12,420
12/31/2021	$11,761	$13,429	$12,558
1/31/2022	$11,530	$13,041	$12,357
2/28/2022	$11,035	$12,323	$11,724
3/31/2022	$11,049	$12,186	$11,520
4/30/2022	$10,413	$11,518	$11,008
5/31/2022	$10,448	$11,539	$11,050
6/30/2022	$9,699	$10,901	$10,570
7/31/2022	$10,001	$11,249	$10,737
8/31/2022	$9,977	$11,118	$10,695
9/30/2022	$9,312	$10,442	$10,168
10/31/2022	$9,241	$10,451	$10,071
11/30/2022	$9,967	$11,177	$10,717
12/31/2022	$10,044	$11,220	$10,859
1/31/2023	$10,493	$11,568	$11,232
2/28/2023	$10,185	$11,313	$10,976
3/31/2023	$10,333	$11,471	$11,198
4/30/2023	$10,393	$11,529	$11,281
5/31/2023	$10,345	$11,427	$11,169
6/30/2023	$10,648	$11,647	$11,396
7/31/2023	$10,901	$11,834	$11,597
8/31/2023	$10,672	$11,669	$11,429
9/30/2023	$10,397	$11,341	$11,170
10/31/2023	$10,287	$11,176	$11,048
11/30/2023	$10,838	$11,824	$11,588
12/31/2023	$11,245	$12,392	$12,018
1/31/2024	$11,208	$12,246	$11,939
2/29/2024	$11,257	$12,330	$11,977
3/31/2024	$11,407	$12,565	$12,097
4/30/2024	$11,195	$12,313	$11,897
5/31/2024	$11,370	$12,537	$12,091
6/30/2024	$11,335	$12,620	$12,120
7/31/2024	$11,549	$12,850	$12,343
8/31/2024	$11,763	$13,150	$12,631
9/30/2024	$12,009	$13,386	$12,893
10/31/2024	$11,766	$13,145	$12,595

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	13.37%	0.71%	1.64%
Class C	14.37%	0.71%	1.64%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	17.62%	0.75%	2.77%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	14.00%	0.88%	2.33%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 279,009,766
Holdings Count | Holding		239
Advisory Fees Paid, Amount		$ 1,873,864
InvestmentCompanyPortfolioTurnover		151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$279,009,766
Number of Portfolio Holdings	239
Portfolio Turnover Rate	151%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,873,864
Average MaturityFootnote Reference§	9.97 years
DurationFootnote Reference†	4.99 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	3.0%
AA	2.4
A	9.6
BBB	25.6
BB	25.0
B	16.4
CCC and Below	7.3
Not Rated	6.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	55.3%
Corporate Debt Securities	40.8
Repurchase Agreements	4.7
Other Investment Company	2.3
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.7%
Petroleos Mexicanos, 7.69%, 01/23/2050	1.7
Saudi Government International Bonds, 5.75%, 01/16/2054	1.5
Indonesia Treasury Bonds, 7.13%, 06/15/2038	1.2
Mexico Bonos, 10.00%, 11/20/2036	1.2
Turkiye Government Bonds, 12.60%, 10/01/2025	1.1
Dominican Republic International Bonds, 4.88%, 09/23/2032	1.0
Czech Republic Government Bonds, 1.95%, 07/30/2037	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Republic of Poland Government Bonds, 2.50%, 07/25/2026	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000103737
Shareholder Report [Line Items]
Fund Name		Transamerica Emerging Markets Debt
Class Name		Class I
Trading Symbol		EMTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.85%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was supported by the Fund's high-yield overweight and security selection across hard (U.S. dollar denominated) currency and local currency positions.

High-conviction, high-beta sovereigns including Argentina, Suriname, Egypt, and El Salvador continued to take positive strides with respect to policy reform and have been supported by investors as a result. Ukrainian assets continued to perform well and benefited from the country finalizing a debt exchange with creditors. Ongoing rhetoric around the Mexican government’s support for Pemex supported the bonds. Despite rate volatility during the year, the overall rate moved lower by 0.65% and helped the Fund’s longer duration overweights perform well. This included Saudi Arabia, Côte d’Ivoire, and Angola among sovereign bonds, along with corporate exposures such as Freeport Indonesia PT, Indofood CBP Sukses Makmur Tbk. PT, and Alfa Desarrollo SpA.

Regionally, the Fund’s underweight to higher-quality Asian credits was additive as lower yielding credits were less in demand. With energy prices remaining overall well supported during the fiscal year, an overweight to oil and gas corporates contributed to performance. Select China property exposure to Vanke Real Estate Hong Kong Co. Ltd and Longfor Group Holdings Ltd. was additive as the government continued to talk of sector support. TMT (technology media and telephone) issuers including IHS Holding Ltd., Liberty Costa Rica Senior Secured Finance, and Colombia Telecomunicaciones SA ESP performed well following positive headlines and investors reaching for yield in down-in-quality corporates.

While local currency assets underperformed relative to hard currency, given the strong dollar environment, security selection in South Africa contributed to performance after the country's election pointed toward the leading party losing support, opening the door to the formation of a government of national unity, and supporting the rand. Turkey local positioning contributed to performance as Turkey’s credible policy approach led to a stable currency with high rates, creating enticing yields.

Offsetting some positive performance, select shorter duration exposures within Indonesia and Hungary hard currency bonds detracted from performance. Despite Egypt hard currency bonds performing well, local assets were weighed down by the largest interest rate hike in history and another currency devaluation despite its opening the door to IMF support. Brazil local positioning underperformed given concerns around the country reaching its fiscal goals for the year and a potential dovish central bank pivot.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,898	$9,961	$9,941
12/31/2014	$9,532	$9,676	$9,597
1/31/2015	$9,523	$9,709	$9,641
2/28/2015	$9,645	$9,830	$9,684
3/31/2015	$9,584	$9,875	$9,630
4/30/2015	$9,819	$10,070	$9,838
5/31/2015	$9,763	$10,016	$9,761
6/30/2015	$9,620	$9,846	$9,637
7/31/2015	$9,543	$9,887	$9,575
8/31/2015	$9,324	$9,780	$9,333
9/30/2015	$9,049	$9,645	$9,166
10/31/2015	$9,397	$9,950	$9,463
11/30/2015	$9,358	$9,944	$9,383
12/31/2015	$9,141	$9,795	$9,230
1/31/2016	$9,043	$9,775	$9,222
2/29/2016	$9,161	$9,973	$9,360
3/31/2016	$9,659	$10,306	$9,829
4/30/2016	$9,946	$10,503	$10,030
5/31/2016	$9,758	$10,472	$9,863
6/30/2016	$10,174	$10,862	$10,228
7/31/2016	$10,333	$11,031	$10,359
8/31/2016	$10,491	$11,229	$10,473
9/30/2016	$10,599	$11,268	$10,555
10/31/2016	$10,549	$11,103	$10,473
11/30/2016	$10,139	$10,640	$10,024
12/31/2016	$10,348	$10,793	$10,158
1/31/2017	$10,561	$10,948	$10,322
2/28/2017	$10,783	$11,175	$10,503
3/31/2017	$10,886	$11,214	$10,600
4/30/2017	$11,040	$11,397	$10,739
5/31/2017	$11,142	$11,492	$10,858
6/30/2017	$11,159	$11,462	$10,870
7/31/2017	$11,346	$11,538	$10,993
8/31/2017	$11,543	$11,737	$11,156
9/30/2017	$11,576	$11,735	$11,158
10/31/2017	$11,534	$11,756	$11,083
11/30/2017	$11,555	$11,725	$11,130
12/31/2017	$11,660	$11,799	$11,234
1/31/2018	$11,852	$11,776	$11,380
2/28/2018	$11,692	$11,545	$11,227
3/31/2018	$11,714	$11,589	$11,268
4/30/2018	$11,532	$11,419	$11,085
5/31/2018	$11,177	$11,295	$10,850
6/30/2018	$10,953	$11,182	$10,703
7/31/2018	$11,247	$11,412	$10,895
8/31/2018	$10,735	$11,193	$10,582
9/30/2018	$11,040	$11,391	$10,765
10/31/2018	$10,800	$11,137	$10,595
11/30/2018	$10,756	$11,093	$10,664
12/31/2018	$10,877	$11,255	$10,787
1/31/2019	$11,428	$11,752	$11,233
2/28/2019	$11,450	$11,825	$11,263
3/31/2019	$11,447	$11,997	$11,326
4/30/2019	$11,491	$12,011	$11,355
5/31/2019	$11,491	$12,080	$11,408
6/30/2019	$11,977	$12,448	$11,806
7/31/2019	$12,078	$12,591	$11,923
8/31/2019	$11,640	$12,660	$11,857
9/30/2019	$11,772	$12,615	$11,902
10/31/2019	$11,976	$12,661	$12,056
11/30/2019	$11,897	$12,641	$12,000
12/31/2019	$12,344	$12,878	$12,268
1/31/2020	$12,471	$13,102	$12,362
2/29/2020	$12,275	$12,995	$12,199
3/31/2020	$10,355	$11,364	$10,766
4/30/2020	$10,741	$11,614	$11,130
5/31/2020	$11,584	$12,280	$11,679
6/30/2020	$11,899	$12,637	$11,927
7/31/2020	$12,356	$13,104	$12,286
8/31/2020	$12,473	$13,143	$12,325
9/30/2020	$12,157	$12,926	$12,158
10/31/2020	$12,169	$12,910	$12,180
11/30/2020	$12,824	$13,395	$12,654
12/31/2020	$13,222	$13,635	$12,930
1/31/2021	$13,092	$13,469	$12,831
2/28/2021	$12,832	$13,124	$12,608
3/31/2021	$12,533	$12,988	$12,418
4/30/2021	$12,807	$13,236	$12,611
5/31/2021	$13,009	$13,380	$12,782
6/30/2021	$13,049	$13,499	$12,813
7/31/2021	$13,073	$13,572	$12,830
8/31/2021	$13,241	$13,696	$12,933
9/30/2021	$12,917	$13,427	$12,680
10/31/2021	$12,857	$13,435	$12,612
11/30/2021	$12,506	$13,240	$12,420
12/31/2021	$12,694	$13,429	$12,558
1/31/2022	$12,460	$13,041	$12,357
2/28/2022	$11,931	$12,323	$11,724
3/31/2022	$11,955	$12,186	$11,520
4/30/2022	$11,324	$11,518	$11,008
5/31/2022	$11,361	$11,539	$11,050
6/30/2022	$10,565	$10,901	$10,570
7/31/2022	$10,889	$11,249	$10,737
8/31/2022	$10,889	$11,118	$10,695
9/30/2022	$10,167	$10,442	$10,168
10/31/2022	$10,103	$10,451	$10,071
11/30/2022	$10,900	$11,177	$10,717
12/31/2022	$11,001	$11,220	$10,859
1/31/2023	$11,501	$11,568	$11,232
2/28/2023	$11,181	$11,313	$10,976
3/31/2023	$11,349	$11,471	$11,198
4/30/2023	$11,426	$11,529	$11,281
5/31/2023	$11,374	$11,427	$11,169
6/30/2023	$11,722	$11,647	$11,396
7/31/2023	$12,011	$11,834	$11,597
8/31/2023	$11,761	$11,669	$11,429
9/30/2023	$11,478	$11,341	$11,170
10/31/2023	$11,358	$11,176	$11,048
11/30/2023	$11,987	$11,824	$11,588
12/31/2023	$12,437	$12,392	$12,018
1/31/2024	$12,396	$12,246	$11,939
2/29/2024	$12,478	$12,330	$11,977
3/31/2024	$12,647	$12,565	$12,097
4/30/2024	$12,428	$12,313	$11,897
5/31/2024	$12,634	$12,537	$12,091
6/30/2024	$12,603	$12,620	$12,120
7/31/2024	$12,854	$12,850	$12,343
8/31/2024	$13,104	$13,150	$12,631
9/30/2024	$13,384	$13,386	$12,893
10/31/2024	$13,130	$13,145	$12,595

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	15.60%	1.86%	2.76%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	17.62%	0.75%	2.77%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	14.00%	0.88%	2.33%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 279,009,766
Holdings Count | Holding		239
Advisory Fees Paid, Amount		$ 1,873,864
InvestmentCompanyPortfolioTurnover		151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$279,009,766
Number of Portfolio Holdings	239
Portfolio Turnover Rate	151%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,873,864
Average MaturityFootnote Reference§	9.97 years
DurationFootnote Reference†	4.99 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	3.0%
AA	2.4
A	9.6
BBB	25.6
BB	25.0
B	16.4
CCC and Below	7.3
Not Rated	6.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	55.3%
Corporate Debt Securities	40.8
Repurchase Agreements	4.7
Other Investment Company	2.3
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.7%
Petroleos Mexicanos, 7.69%, 01/23/2050	1.7
Saudi Government International Bonds, 5.75%, 01/16/2054	1.5
Indonesia Treasury Bonds, 7.13%, 06/15/2038	1.2
Mexico Bonos, 10.00%, 11/20/2036	1.2
Turkiye Government Bonds, 12.60%, 10/01/2025	1.1
Dominican Republic International Bonds, 4.88%, 09/23/2032	1.0
Czech Republic Government Bonds, 1.95%, 07/30/2037	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Republic of Poland Government Bonds, 2.50%, 07/25/2026	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000103738
Shareholder Report [Line Items]
Fund Name		Transamerica Emerging Markets Debt
Class Name		Class I2
Trading Symbol		IAADX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$81	0.75%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was supported by the Fund's high-yield overweight and security selection across hard (U.S. dollar denominated) currency and local currency positions.

High-conviction, high-beta sovereigns including Argentina, Suriname, Egypt, and El Salvador continued to take positive strides with respect to policy reform and have been supported by investors as a result. Ukrainian assets continued to perform well and benefited from the country finalizing a debt exchange with creditors. Ongoing rhetoric around the Mexican government’s support for Pemex supported the bonds. Despite rate volatility during the year, the overall rate moved lower by 0.65% and helped the Fund’s longer duration overweights perform well. This included Saudi Arabia, Côte d’Ivoire, and Angola among sovereign bonds, along with corporate exposures such as Freeport Indonesia PT, Indofood CBP Sukses Makmur Tbk. PT, and Alfa Desarrollo SpA.

Regionally, the Fund’s underweight to higher-quality Asian credits was additive as lower yielding credits were less in demand. With energy prices remaining overall well supported during the fiscal year, an overweight to oil and gas corporates contributed to performance. Select China property exposure to Vanke Real Estate Hong Kong Co. Ltd and Longfor Group Holdings Ltd. was additive as the government continued to talk of sector support. TMT (technology media and telephone) issuers including IHS Holding Ltd., Liberty Costa Rica Senior Secured Finance, and Colombia Telecomunicaciones SA ESP performed well following positive headlines and investors reaching for yield in down-in-quality corporates.

While local currency assets underperformed relative to hard currency, given the strong dollar environment, security selection in South Africa contributed to performance after the country's election pointed toward the leading party losing support, opening the door to the formation of a government of national unity, and supporting the rand. Turkey local positioning contributed to performance as Turkey’s credible policy approach led to a stable currency with high rates, creating enticing yields.

Offsetting some positive performance, select shorter duration exposures within Indonesia and Hungary hard currency bonds detracted from performance. Despite Egypt hard currency bonds performing well, local assets were weighed down by the largest interest rate hike in history and another currency devaluation despite its opening the door to IMF support. Brazil local positioning underperformed given concerns around the country reaching its fiscal goals for the year and a potential dovish central bank pivot.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,898	$9,961	$9,941
12/31/2014	$9,534	$9,676	$9,597
1/31/2015	$9,534	$9,709	$9,641
2/28/2015	$9,657	$9,830	$9,684
3/31/2015	$9,588	$9,875	$9,630
4/30/2015	$9,823	$10,070	$9,838
5/31/2015	$9,767	$10,016	$9,761
6/30/2015	$9,625	$9,846	$9,637
7/31/2015	$9,559	$9,887	$9,575
8/31/2015	$9,329	$9,780	$9,333
9/30/2015	$9,055	$9,645	$9,166
10/31/2015	$9,414	$9,950	$9,463
11/30/2015	$9,375	$9,944	$9,383
12/31/2015	$9,161	$9,795	$9,230
1/31/2016	$9,053	$9,775	$9,222
2/29/2016	$9,180	$9,973	$9,360
3/31/2016	$9,682	$10,306	$9,829
4/30/2016	$9,970	$10,503	$10,030
5/31/2016	$9,771	$10,472	$9,863
6/30/2016	$10,198	$10,862	$10,228
7/31/2016	$10,357	$11,031	$10,359
8/31/2016	$10,516	$11,229	$10,473
9/30/2016	$10,627	$11,268	$10,555
10/31/2016	$10,567	$11,103	$10,473
11/30/2016	$10,165	$10,640	$10,024
12/31/2016	$10,367	$10,793	$10,158
1/31/2017	$10,591	$10,948	$10,322
2/28/2017	$10,814	$11,175	$10,503
3/31/2017	$10,909	$11,214	$10,600
4/30/2017	$11,064	$11,397	$10,739
5/31/2017	$11,177	$11,492	$10,858
6/30/2017	$11,186	$11,462	$10,870
7/31/2017	$11,384	$11,538	$10,993
8/31/2017	$11,571	$11,737	$11,156
9/30/2017	$11,617	$11,735	$11,158
10/31/2017	$11,564	$11,756	$11,083
11/30/2017	$11,585	$11,725	$11,130
12/31/2017	$11,704	$11,799	$11,234
1/31/2018	$11,897	$11,776	$11,380
2/28/2018	$11,736	$11,545	$11,227
3/31/2018	$11,761	$11,589	$11,268
4/30/2018	$11,578	$11,419	$11,085
5/31/2018	$11,221	$11,295	$10,850
6/30/2018	$10,989	$11,182	$10,703
7/31/2018	$11,296	$11,412	$10,895
8/31/2018	$10,781	$11,193	$10,582
9/30/2018	$11,088	$11,391	$10,765
10/31/2018	$10,846	$11,137	$10,595
11/30/2018	$10,814	$11,093	$10,664
12/31/2018	$10,927	$11,255	$10,787
1/31/2019	$11,480	$11,752	$11,233
2/28/2019	$11,513	$11,825	$11,263
3/31/2019	$11,512	$11,997	$11,326
4/30/2019	$11,546	$12,011	$11,355
5/31/2019	$11,546	$12,080	$11,408
6/30/2019	$12,048	$12,448	$11,806
7/31/2019	$12,138	$12,591	$11,923
8/31/2019	$11,698	$12,660	$11,857
9/30/2019	$11,834	$12,615	$11,902
10/31/2019	$12,039	$12,661	$12,056
11/30/2019	$11,959	$12,641	$12,000
12/31/2019	$12,412	$12,878	$12,268
1/31/2020	$12,552	$13,102	$12,362
2/29/2020	$12,354	$12,995	$12,199
3/31/2020	$10,416	$11,364	$10,766
4/30/2020	$10,804	$11,614	$11,130
5/31/2020	$11,651	$12,280	$11,679
6/30/2020	$11,969	$12,637	$11,927
7/31/2020	$12,440	$13,104	$12,286
8/31/2020	$12,546	$13,143	$12,325
9/30/2020	$12,240	$12,926	$12,158
10/31/2020	$12,252	$12,910	$12,180
11/30/2020	$12,899	$13,395	$12,654
12/31/2020	$13,309	$13,635	$12,930
1/31/2021	$13,178	$13,469	$12,831
2/28/2021	$12,916	$13,124	$12,608
3/31/2021	$12,619	$12,988	$12,418
4/30/2021	$12,894	$13,236	$12,611
5/31/2021	$13,098	$13,380	$12,782
6/30/2021	$13,141	$13,499	$12,813
7/31/2021	$13,165	$13,572	$12,830
8/31/2021	$13,334	$13,696	$12,933
9/30/2021	$13,012	$13,427	$12,680
10/31/2021	$12,951	$13,435	$12,612
11/30/2021	$12,598	$13,240	$12,420
12/31/2021	$12,790	$13,429	$12,558
1/31/2022	$12,554	$13,041	$12,357
2/28/2022	$12,021	$12,323	$11,724
3/31/2022	$12,048	$12,186	$11,520
4/30/2022	$11,362	$11,518	$11,008
5/31/2022	$11,412	$11,539	$11,050
6/30/2022	$10,612	$10,901	$10,570
7/31/2022	$10,914	$11,249	$10,737
8/31/2022	$10,914	$11,118	$10,695
9/30/2022	$10,187	$10,442	$10,168
10/31/2022	$10,124	$10,451	$10,071
11/30/2022	$10,924	$11,177	$10,717
12/31/2022	$11,015	$11,220	$10,859
1/31/2023	$11,529	$11,568	$11,232
2/28/2023	$11,195	$11,313	$10,976
3/31/2023	$11,366	$11,471	$11,198
4/30/2023	$11,444	$11,529	$11,281
5/31/2023	$11,405	$11,427	$11,169
6/30/2023	$11,744	$11,647	$11,396
7/31/2023	$12,034	$11,834	$11,597
8/31/2023	$11,797	$11,669	$11,429
9/30/2023	$11,504	$11,341	$11,170
10/31/2023	$11,383	$11,176	$11,048
11/30/2023	$12,014	$11,824	$11,588
12/31/2023	$12,469	$12,392	$12,018
1/31/2024	$12,442	$12,246	$11,939
2/29/2024	$12,510	$12,330	$11,977
3/31/2024	$12,684	$12,565	$12,097
4/30/2024	$12,464	$12,313	$11,897
5/31/2024	$12,670	$12,537	$12,091
6/30/2024	$12,644	$12,620	$12,120
7/31/2024	$12,895	$12,850	$12,343
8/31/2024	$13,147	$13,150	$12,631
9/30/2024	$13,432	$13,386	$12,893
10/31/2024	$13,176	$13,145	$12,595

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	15.75%	1.82%	2.80%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	17.62%	0.75%	2.77%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	14.00%	0.88%	2.33%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 279,009,766
Holdings Count | Holding		239
Advisory Fees Paid, Amount		$ 1,873,864
InvestmentCompanyPortfolioTurnover		151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$279,009,766
Number of Portfolio Holdings	239
Portfolio Turnover Rate	151%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,873,864
Average MaturityFootnote Reference§	9.97 years
DurationFootnote Reference†	4.99 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	3.0%
AA	2.4
A	9.6
BBB	25.6
BB	25.0
B	16.4
CCC and Below	7.3
Not Rated	6.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	55.3%
Corporate Debt Securities	40.8
Repurchase Agreements	4.7
Other Investment Company	2.3
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.7%
Petroleos Mexicanos, 7.69%, 01/23/2050	1.7
Saudi Government International Bonds, 5.75%, 01/16/2054	1.5
Indonesia Treasury Bonds, 7.13%, 06/15/2038	1.2
Mexico Bonos, 10.00%, 11/20/2036	1.2
Turkiye Government Bonds, 12.60%, 10/01/2025	1.1
Dominican Republic International Bonds, 4.88%, 09/23/2032	1.0
Czech Republic Government Bonds, 1.95%, 07/30/2037	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Republic of Poland Government Bonds, 2.50%, 07/25/2026	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000156761
Shareholder Report [Line Items]
Fund Name		Transamerica Emerging Markets Debt
Class Name		Class R6
Trading Symbol		TAEDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.75%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance was supported by the Fund's high-yield overweight and security selection across hard (U.S. dollar denominated) currency and local currency positions.

High-conviction, high-beta sovereigns including Argentina, Suriname, Egypt, and El Salvador continued to take positive strides with respect to policy reform and have been supported by investors as a result. Ukrainian assets continued to perform well and benefited from the country finalizing a debt exchange with creditors. Ongoing rhetoric around the Mexican government’s support for Pemex supported the bonds. Despite rate volatility during the year, the overall rate moved lower by 0.65% and helped the Fund’s longer duration overweights perform well. This included Saudi Arabia, Côte d’Ivoire, and Angola among sovereign bonds, along with corporate exposures such as Freeport Indonesia PT, Indofood CBP Sukses Makmur Tbk. PT, and Alfa Desarrollo SpA.

Regionally, the Fund’s underweight to higher-quality Asian credits was additive as lower yielding credits were less in demand. With energy prices remaining overall well supported during the fiscal year, an overweight to oil and gas corporates contributed to performance. Select China property exposure to Vanke Real Estate Hong Kong Co. Ltd and Longfor Group Holdings Ltd. was additive as the government continued to talk of sector support. TMT (technology media and telephone) issuers including IHS Holding Ltd., Liberty Costa Rica Senior Secured Finance, and Colombia Telecomunicaciones SA ESP performed well following positive headlines and investors reaching for yield in down-in-quality corporates.

While local currency assets underperformed relative to hard currency, given the strong dollar environment, security selection in South Africa contributed to performance after the country's election pointed toward the leading party losing support, opening the door to the formation of a government of national unity, and supporting the rand. Turkey local positioning contributed to performance as Turkey’s credible policy approach led to a stable currency with high rates, creating enticing yields.

Offsetting some positive performance, select shorter duration exposures within Indonesia and Hungary hard currency bonds detracted from performance. Despite Egypt hard currency bonds performing well, local assets were weighed down by the largest interest rate hike in history and another currency devaluation despite its opening the door to IMF support. Brazil local positioning underperformed given concerns around the country reaching its fiscal goals for the year and a potential dovish central bank pivot.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
5/29/2015	$10,000	$10,000	$10,000
5/31/2015	$10,000	$10,004	$10,005
6/30/2015	$9,855	$9,834	$9,878
7/31/2015	$9,777	$9,875	$9,815
8/31/2015	$9,552	$9,769	$9,566
9/30/2015	$9,272	$9,634	$9,395
10/31/2015	$9,629	$9,938	$9,700
11/30/2015	$9,589	$9,932	$9,617
12/31/2015	$9,380	$9,783	$9,461
1/31/2016	$9,269	$9,763	$9,453
2/29/2016	$9,390	$9,961	$9,594
3/31/2016	$9,903	$10,293	$10,074
4/30/2016	$10,198	$10,490	$10,281
5/31/2016	$10,005	$10,459	$10,110
6/30/2016	$10,442	$10,849	$10,484
7/31/2016	$10,605	$11,018	$10,618
8/31/2016	$10,757	$11,216	$10,735
9/30/2016	$10,871	$11,254	$10,818
10/31/2016	$10,819	$11,089	$10,735
11/30/2016	$10,398	$10,627	$10,274
12/31/2016	$10,615	$10,780	$10,412
1/31/2017	$10,834	$10,935	$10,580
2/28/2017	$11,063	$11,162	$10,765
3/31/2017	$11,171	$11,201	$10,865
4/30/2017	$11,329	$11,383	$11,008
5/31/2017	$11,434	$11,478	$11,129
6/30/2017	$11,453	$11,448	$11,142
7/31/2017	$11,656	$11,524	$11,268
8/31/2017	$11,848	$11,723	$11,435
9/30/2017	$11,885	$11,721	$11,436
10/31/2017	$11,841	$11,742	$11,360
11/30/2017	$11,863	$11,711	$11,408
12/31/2017	$11,984	$11,785	$11,515
1/31/2018	$12,171	$11,762	$11,665
2/28/2018	$12,006	$11,531	$11,507
3/31/2018	$12,032	$11,575	$11,549
4/30/2018	$11,844	$11,405	$11,362
5/31/2018	$11,490	$11,282	$11,121
6/30/2018	$11,252	$11,168	$10,971
7/31/2018	$11,567	$11,398	$11,168
8/31/2018	$11,039	$11,179	$10,847
9/30/2018	$11,342	$11,377	$11,034
10/31/2018	$11,095	$11,123	$10,860
11/30/2018	$11,062	$11,079	$10,930
12/31/2018	$11,178	$11,241	$11,056
1/31/2019	$11,744	$11,738	$11,514
2/28/2019	$11,778	$11,811	$11,544
3/31/2019	$11,777	$11,982	$11,609
4/30/2019	$11,812	$11,997	$11,639
5/31/2019	$11,823	$12,066	$11,693
6/30/2019	$12,325	$12,433	$12,101
7/31/2019	$12,418	$12,576	$12,221
8/31/2019	$11,979	$12,645	$12,153
9/30/2019	$12,118	$12,599	$12,200
10/31/2019	$12,317	$12,646	$12,358
11/30/2019	$12,246	$12,625	$12,300
12/31/2019	$12,710	$12,862	$12,575
1/31/2020	$12,841	$13,086	$12,671
2/29/2020	$12,639	$12,980	$12,504
3/31/2020	$10,654	$11,350	$11,035
4/30/2020	$11,064	$11,600	$11,408
5/31/2020	$11,931	$12,265	$11,971
6/30/2020	$12,257	$12,622	$12,225
7/31/2020	$12,727	$13,089	$12,593
8/31/2020	$12,847	$13,127	$12,633
9/30/2020	$12,522	$12,910	$12,462
10/31/2020	$12,534	$12,895	$12,484
11/30/2020	$13,209	$13,378	$12,970
12/31/2020	$13,629	$13,618	$13,253
1/31/2021	$13,482	$13,453	$13,151
2/28/2021	$13,214	$13,108	$12,923
3/31/2021	$12,922	$12,972	$12,728
4/30/2021	$13,204	$13,220	$12,927
5/31/2021	$13,413	$13,363	$13,102
6/30/2021	$13,457	$13,482	$13,133
7/31/2021	$13,469	$13,555	$13,151
8/31/2021	$13,655	$13,679	$13,256
9/30/2021	$13,312	$13,411	$12,997
10/31/2021	$13,250	$13,419	$12,927
11/30/2021	$12,901	$13,224	$12,731
12/31/2021	$13,084	$13,413	$12,872
1/31/2022	$12,843	$13,025	$12,666
2/28/2022	$12,310	$12,308	$12,017
3/31/2022	$12,325	$12,171	$11,808
4/30/2022	$11,636	$11,504	$11,283
5/31/2022	$11,674	$11,526	$11,327
6/30/2022	$10,854	$10,887	$10,834
7/31/2022	$11,202	$11,235	$11,005
8/31/2022	$11,189	$11,104	$10,962
9/30/2022	$10,459	$10,430	$10,422
10/31/2022	$10,394	$10,438	$10,323
11/30/2022	$11,213	$11,164	$10,985
12/31/2022	$11,306	$11,206	$11,130
1/31/2023	$11,833	$11,554	$11,513
2/28/2023	$11,490	$11,299	$11,250
3/31/2023	$11,665	$11,458	$11,477
4/30/2023	$11,745	$11,515	$11,563
5/31/2023	$11,705	$11,413	$11,448
6/30/2023	$12,066	$11,633	$11,681
7/31/2023	$12,350	$11,820	$11,887
8/31/2023	$12,107	$11,655	$11,715
9/30/2023	$11,806	$11,327	$11,449
10/31/2023	$11,683	$11,163	$11,324
11/30/2023	$12,329	$11,810	$11,877
12/31/2023	$12,795	$12,377	$12,319
1/31/2024	$12,767	$12,231	$12,237
2/29/2024	$12,851	$12,315	$12,276
3/31/2024	$13,029	$12,550	$12,400
4/30/2024	$12,790	$12,298	$12,195
5/31/2024	$13,001	$12,522	$12,394
6/30/2024	$12,974	$12,605	$12,422
7/31/2024	$13,231	$12,834	$12,652
8/31/2024	$13,489	$13,134	$12,946
9/30/2024	$13,795	$13,369	$13,215
10/31/2024	$13,519	$13,129	$12,909

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/29/15
Class R6	15.72%	1.88%	3.25%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	17.62%	0.75%	2.93%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	14.00%	0.88%	2.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 279,009,766
Holdings Count | Holding		239
Advisory Fees Paid, Amount		$ 1,873,864
InvestmentCompanyPortfolioTurnover		151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$279,009,766
Number of Portfolio Holdings	239
Portfolio Turnover Rate	151%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,873,864
Average MaturityFootnote Reference§	9.97 years
DurationFootnote Reference†	4.99 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	3.0%
AA	2.4
A	9.6
BBB	25.6
BB	25.0
B	16.4
CCC and Below	7.3
Not Rated	6.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	55.3%
Corporate Debt Securities	40.8
Repurchase Agreements	4.7
Other Investment Company	2.3
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.7%
Petroleos Mexicanos, 7.69%, 01/23/2050	1.7
Saudi Government International Bonds, 5.75%, 01/16/2054	1.5
Indonesia Treasury Bonds, 7.13%, 06/15/2038	1.2
Mexico Bonos, 10.00%, 11/20/2036	1.2
Turkiye Government Bonds, 12.60%, 10/01/2025	1.1
Dominican Republic International Bonds, 4.88%, 09/23/2032	1.0
Czech Republic Government Bonds, 1.95%, 07/30/2037	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Republic of Poland Government Bonds, 2.50%, 07/25/2026	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000216506
Shareholder Report [Line Items]
Fund Name		Transamerica Emerging Markets Equity
Class Name		Class I
Trading Symbol		TEOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.98%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Wellington Management Company LLP sub-advised the Fund from November 1, 2023, through August 30, 2024. Thompson, Siegel & Walmsley LLC assumed sub-advisory responsibilities of the Fund on August 31, 2024. The Fund underperformed its benchmark during both periods. During the period ended August 30, 2024, holdings in the financials, health care, and utilities sectors detracted most from relative performance. This was partially offset by positive stock selection in the communication services and consumer staples sectors. At the country level, stock selection within China and South Korea detracted most from relative results, while selection within Brazil and Thailand contributed. Individual relative detractors included an underweight to Hon Hai Precision Industry Co., Ltd., an out-of-benchmark position to AIA Group Ltd., and an overweight to SK IE Technology Co. Ltd. The Fund’s largest individual relative contributors included an out-of-benchmark position to ASPEED Technology Inc. and overweight positions to Taiwan Semiconductor Manufacturing Co. Ltd. and Shinhan Financial Group Co. Ltd. During the period from August 31, 2024 through October 31, 2024, China was the largest detractor from relative return due to holdings and an underweight. The Fund’s holdings in NetEase, Inc. a video game developer, lagged other major Chinese internet companies due to its releasing fewer major titles relative to the previous year. Holdings in Greece also detracted with Motor Oil Hellas Corinth Refineries SA as a notable laggard. The oil refiner’s operations were temporarily disrupted by a fire in September. India was the top contributor to relative return on a country basis due to a mix of stock selection and an underweight allocation. A recent addition to the Fund, 360 ONE WAM Ltd. reported strong earnings driven by inflows into its wealth management platforms. Singapore also added to relative performance due to the Fund’s position in Grab Holdings Ltd. The ride-hailing app has a leading market share and growing penetration in Southeast Asia. Information technology was a drag on returns with Samsung Electronics Co. Ltd. as a relative underperformer. Samsung Electronics Co. Ltd. had exposure to a boom in AI-related semiconductor spending; however, its conventional memory business experienced a soft pricing environment. Industrials was the largest sector contributor. Contemporary Amperex Technology Co., Limited was a top performer within the sector after the EV battery producer announced a new line of products to improve vehicle efficiency.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
12/19/2019	$10,000	$10,000
12/31/2019	$10,040	$10,079
1/31/2020	$9,370	$9,609
2/29/2020	$8,970	$9,103
3/31/2020	$7,420	$7,703
4/30/2020	$8,030	$8,410
5/31/2020	$8,200	$8,477
6/30/2020	$8,850	$9,104
7/31/2020	$9,730	$9,926
8/31/2020	$9,850	$10,148
9/30/2020	$9,700	$9,987
10/31/2020	$9,900	$10,194
11/30/2020	$10,910	$11,138
12/31/2020	$11,735	$11,962
1/31/2021	$12,167	$12,332
2/28/2021	$12,268	$12,427
3/31/2021	$12,097	$12,242
4/30/2021	$12,469	$12,549
5/31/2021	$12,640	$12,843
6/30/2021	$12,751	$12,869
7/31/2021	$11,896	$12,011
8/31/2021	$11,966	$12,329
9/30/2021	$11,574	$11,843
10/31/2021	$11,876	$11,962
11/30/2021	$11,303	$11,475
12/31/2021	$11,421	$11,696
1/31/2022	$11,409	$11,475
2/28/2022	$10,701	$11,134
3/31/2022	$10,049	$10,886
4/30/2022	$9,285	$10,282
5/31/2022	$9,442	$10,330
6/30/2022	$9,060	$9,652
7/31/2022	$8,813	$9,637
8/31/2022	$8,745	$9,680
9/30/2022	$7,756	$8,550
10/31/2022	$7,416	$8,286
11/30/2022	$8,732	$9,516
12/31/2022	$8,625	$9,388
1/31/2023	$9,411	$10,130
2/28/2023	$8,660	$9,474
3/31/2023	$8,902	$9,765
4/30/2023	$8,741	$9,656
5/31/2023	$8,486	$9,497
6/30/2023	$8,822	$9,866
7/31/2023	$9,203	$10,487
8/31/2023	$8,579	$9,844
9/30/2023	$8,394	$9,591
10/31/2023	$8,093	$9,219
11/30/2023	$8,579	$9,958
12/31/2023	$8,806	$10,351
1/31/2024	$8,402	$9,872
2/29/2024	$8,723	$10,343
3/31/2024	$8,960	$10,604
4/30/2024	$9,067	$10,653
5/31/2024	$9,222	$10,717
6/30/2024	$9,459	$11,146
7/31/2024	$9,448	$11,187
8/31/2024	$9,555	$11,372
9/30/2024	$10,137	$12,136
10/31/2024	$9,626	$11,611

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 12/19/19
Class I	18.94%	(0.78%)
MSCI Emerging Markets IndexFootnote Reference(a)	25.95%	3.11%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 125,779,326
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 2,520,355
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,779,326
Number of Portfolio Holdings	73
Portfolio Turnover Rate	71%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,520,355

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

China	22.2%
Taiwan	15.1
India	12.7
Republic Of Korea	10.5
Brazil	5.1
Republic Of South Africa	4.8
Mexico	3.5
Greece	3.5
Hong Kong	3.2
Canada	2.2

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	23.1%
Financials	15.9
Consumer Discretionary	15.2
Communication Services	10.2
Industrials	8.8
Energy	6.0
Real Estate	5.1
Consumer Staples	5.0
Materials	4.4
Health Care	3.4
Repurchase Agreements	2.6
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Tencent Holdings Ltd.	6.1
Samsung Electronics Co. Ltd.	4.4
Alibaba Group Holding Ltd.	3.6
Naspers Ltd., Class N	3.4
NetEase, Inc.	2.6
AIA Group Ltd.	2.3
KE Holdings, Inc.	2.0
E Ink Holdings, Inc.	2.0
Shinhan Financial Group Co. Ltd.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Wellington Management Company LLP was terminated as the sub-adviser of the Fund and Thompson, Siegel & Walmsley LLC (“TSW”) was approved as the Fund’s sub-adviser. In connection with the change to TSW as the Fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• the Fund’s name changed from Transamerica Emerging Markets Opportunities to Transamerica Emerging Markets Equity;

• the Fund’s principal investment strategies were revised;

• the Fund’s principal risks were revised to add Small Capitalization Companies risk, Preferred Stock risk, Real Estate Securities risk and Real Estate Investment Trusts risk and to remove Counterparty risk, Credit risk, Derivatives risk, Growth Stocks risk, Leveraging risk and Warrants and Rights risk;

• Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

• Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Name [Text Block]		• the Fund’s name changed from Transamerica Emerging Markets Opportunities to Transamerica Emerging Markets Equity;
Material Fund Change Expenses [Text Block]

• Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

• Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]		• the Fund’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

• the Fund’s principal risks were revised to add Small Capitalization Companies risk, Preferred Stock risk, Real Estate Securities risk and Real Estate Investment Trusts risk and to remove Counterparty risk, Credit risk, Derivatives risk, Growth Stocks risk, Leveraging risk and Warrants and Rights risk;

Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Wellington Management Company LLP was terminated as the sub-adviser of the Fund and Thompson, Siegel & Walmsley LLC (“TSW”) was approved as the Fund’s sub-adviser. In connection with the change to TSW as the Fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000216505
Shareholder Report [Line Items]
Fund Name		Transamerica Emerging Markets Equity
Class Name		Class I2
Trading Symbol		TEOJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$100	0.91%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Wellington Management Company LLP sub-advised the Fund from November 1, 2023, through August 30, 2024. Thompson, Siegel & Walmsley LLC assumed sub-advisory responsibilities of the Fund on August 31, 2024. The Fund underperformed its benchmark during both periods. During the period ended August 30, 2024, holdings in the financials, health care, and utilities sectors detracted most from relative performance. This was partially offset by positive stock selection in the communication services and consumer staples sectors. At the country level, stock selection within China and South Korea detracted most from relative results, while selection within Brazil and Thailand contributed. Individual relative detractors included an underweight to Hon Hai Precision Industry Co., Ltd., an out-of-benchmark position to AIA Group Ltd., and an overweight to SK IE Technology Co. Ltd. The Fund’s largest individual relative contributors included an out-of-benchmark position to ASPEED Technology Inc. and overweight positions to Taiwan Semiconductor Manufacturing Co. Ltd. and Shinhan Financial Group Co. Ltd. During the period from August 31, 2024 through October 31, 2024, China was the largest detractor from relative return due to holdings and an underweight. The Fund’s holdings in NetEase, Inc. a video game developer, lagged other major Chinese internet companies due to its releasing fewer major titles relative to the previous year. Holdings in Greece also detracted with Motor Oil Hellas Corinth Refineries SA as a notable laggard. The oil refiner’s operations were temporarily disrupted by a fire in September. India was the top contributor to relative return on a country basis due to a mix of stock selection and an underweight allocation. A recent addition to the Fund, 360 ONE WAM Ltd. reported strong earnings driven by inflows into its wealth management platforms. Singapore also added to relative performance due to the Fund’s position in Grab Holdings Ltd. The ride-hailing app has a leading market share and growing penetration in Southeast Asia. Information technology was a drag on returns with Samsung Electronics Co. Ltd. as a relative underperformer. Samsung Electronics Co. Ltd. had exposure to a boom in AI-related semiconductor spending; however, its conventional memory business experienced a soft pricing environment. Industrials was the largest sector contributor. Contemporary Amperex Technology Co., Limited was a top performer within the sector after the EV battery producer announced a new line of products to improve vehicle efficiency.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI Emerging Markets Index
12/19/2019	$10,000	$10,000
12/31/2019	$10,030	$10,079
1/31/2020	$9,370	$9,609
2/29/2020	$8,970	$9,103
3/31/2020	$7,420	$7,703
4/30/2020	$8,030	$8,410
5/31/2020	$8,200	$8,477
6/30/2020	$8,850	$9,104
7/31/2020	$9,730	$9,926
8/31/2020	$9,850	$10,148
9/30/2020	$9,710	$9,987
10/31/2020	$9,900	$10,194
11/30/2020	$10,910	$11,138
12/31/2020	$11,750	$11,962
1/31/2021	$12,173	$12,332
2/28/2021	$12,273	$12,427
3/31/2021	$12,112	$12,242
4/30/2021	$12,475	$12,549
5/31/2021	$12,656	$12,843
6/30/2021	$12,766	$12,869
7/31/2021	$11,911	$12,011
8/31/2021	$11,982	$12,329
9/30/2021	$11,589	$11,843
10/31/2021	$11,891	$11,962
11/30/2021	$11,318	$11,475
12/31/2021	$11,442	$11,696
1/31/2022	$11,431	$11,475
2/28/2022	$10,722	$11,134
3/31/2022	$10,070	$10,886
4/30/2022	$9,293	$10,282
5/31/2022	$9,451	$10,330
6/30/2022	$9,068	$9,652
7/31/2022	$8,832	$9,637
8/31/2022	$8,753	$9,680
9/30/2022	$7,774	$8,550
10/31/2022	$7,426	$8,286
11/30/2022	$8,742	$9,516
12/31/2022	$8,632	$9,388
1/31/2023	$9,430	$10,130
2/28/2023	$8,667	$9,474
3/31/2023	$8,921	$9,765
4/30/2023	$8,759	$9,656
5/31/2023	$8,505	$9,497
6/30/2023	$8,840	$9,866
7/31/2023	$9,222	$10,487
8/31/2023	$8,597	$9,844
9/30/2023	$8,412	$9,591
10/31/2023	$8,111	$9,219
11/30/2023	$8,597	$9,958
12/31/2023	$8,833	$10,351
1/31/2024	$8,416	$9,872
2/29/2024	$8,738	$10,343
3/31/2024	$8,976	$10,604
4/30/2024	$9,083	$10,653
5/31/2024	$9,238	$10,717
6/30/2024	$9,476	$11,146
7/31/2024	$9,464	$11,187
8/31/2024	$9,583	$11,372
9/30/2024	$10,166	$12,136
10/31/2024	$9,654	$11,611

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 12/19/19
Class I2	19.02%	(0.72%)
MSCI Emerging Markets IndexFootnote Reference(a)	25.95%	3.11%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 125,779,326
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 2,520,355
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,779,326
Number of Portfolio Holdings	73
Portfolio Turnover Rate	71%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,520,355

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

China	22.2%
Taiwan	15.1
India	12.7
Republic Of Korea	10.5
Brazil	5.1
Republic Of South Africa	4.8
Mexico	3.5
Greece	3.5
Hong Kong	3.2
Canada	2.2

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	23.1%
Financials	15.9
Consumer Discretionary	15.2
Communication Services	10.2
Industrials	8.8
Energy	6.0
Real Estate	5.1
Consumer Staples	5.0
Materials	4.4
Health Care	3.4
Repurchase Agreements	2.6
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Tencent Holdings Ltd.	6.1
Samsung Electronics Co. Ltd.	4.4
Alibaba Group Holding Ltd.	3.6
Naspers Ltd., Class N	3.4
NetEase, Inc.	2.6
AIA Group Ltd.	2.3
KE Holdings, Inc.	2.0
E Ink Holdings, Inc.	2.0
Shinhan Financial Group Co. Ltd.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Wellington Management Company LLP was terminated as the sub-adviser of the Fund and Thompson, Siegel & Walmsley LLC (“TSW”) was approved as the Fund’s sub-adviser. In connection with the change to TSW as the Fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• the Fund’s name changed from Transamerica Emerging Markets Opportunities to Transamerica Emerging Markets Equity;

• the Fund’s principal investment strategies were revised;

• the Fund’s principal risks were revised to add Small Capitalization Companies risk, Preferred Stock risk, Real Estate Securities risk and Real Estate Investment Trusts risk and to remove Counterparty risk, Credit risk, Derivatives risk, Growth Stocks risk, Leveraging risk and Warrants and Rights risk;

• Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

• Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Name [Text Block]		• the Fund’s name changed from Transamerica Emerging Markets Opportunities to Transamerica Emerging Markets Equity;
Material Fund Change Expenses [Text Block]

• Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

• Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]		• the Fund’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

• the Fund’s principal risks were revised to add Small Capitalization Companies risk, Preferred Stock risk, Real Estate Securities risk and Real Estate Investment Trusts risk and to remove Counterparty risk, Credit risk, Derivatives risk, Growth Stocks risk, Leveraging risk and Warrants and Rights risk;

Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Wellington Management Company LLP was terminated as the sub-adviser of the Fund and Thompson, Siegel & Walmsley LLC (“TSW”) was approved as the Fund’s sub-adviser. In connection with the change to TSW as the Fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000216501
Shareholder Report [Line Items]
Fund Name		Transamerica Emerging Markets Equity
Class Name		Class R6
Trading Symbol		TEOOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.91%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Wellington Management Company LLP sub-advised the Fund from November 1, 2023, through August 30, 2024. Thompson, Siegel & Walmsley LLC assumed sub-advisory responsibilities of the Fund on August 31, 2024. The Fund underperformed its benchmark during both periods. During the period ended August 30, 2024, holdings in the financials, health care, and utilities sectors detracted most from relative performance. This was partially offset by positive stock selection in the communication services and consumer staples sectors. At the country level, stock selection within China and South Korea detracted most from relative results, while selection within Brazil and Thailand contributed. Individual relative detractors included an underweight to Hon Hai Precision Industry Co., Ltd., an out-of-benchmark position to AIA Group Ltd., and an overweight to SK IE Technology Co. Ltd. The Fund’s largest individual relative contributors included an out-of-benchmark position to ASPEED Technology Inc. and overweight positions to Taiwan Semiconductor Manufacturing Co. Ltd. and Shinhan Financial Group Co. Ltd. During the period from August 31, 2024 through October 31, 2024, China was the largest detractor from relative return due to holdings and an underweight. The Fund’s holdings in NetEase, Inc. a video game developer, lagged other major Chinese internet companies due to its releasing fewer major titles relative to the previous year. Holdings in Greece also detracted with Motor Oil Hellas Corinth Refineries SA as a notable laggard. The oil refiner’s operations were temporarily disrupted by a fire in September. India was the top contributor to relative return on a country basis due to a mix of stock selection and an underweight allocation. A recent addition to the Fund, 360 ONE WAM Ltd. reported strong earnings driven by inflows into its wealth management platforms. Singapore also added to relative performance due to the Fund’s position in Grab Holdings Ltd. The ride-hailing app has a leading market share and growing penetration in Southeast Asia. Information technology was a drag on returns with Samsung Electronics Co. Ltd. as a relative underperformer. Samsung Electronics Co. Ltd. had exposure to a boom in AI-related semiconductor spending; however, its conventional memory business experienced a soft pricing environment. Industrials was the largest sector contributor. Contemporary Amperex Technology Co., Limited was a top performer within the sector after the EV battery producer announced a new line of products to improve vehicle efficiency.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
5/28/2021	$10,000	$10,000
6/30/2021	$10,095	$10,021
7/31/2021	$9,412	$9,352
8/31/2021	$9,475	$9,600
9/30/2021	$9,157	$9,222
10/31/2021	$9,404	$9,314
11/30/2021	$8,943	$8,935
12/31/2021	$9,043	$9,107
1/31/2022	$9,034	$8,935
2/28/2022	$8,477	$8,669
3/31/2022	$7,956	$8,477
4/30/2022	$7,346	$8,006
5/31/2022	$7,470	$8,044
6/30/2022	$7,169	$7,516
7/31/2022	$6,983	$7,504
8/31/2022	$6,922	$7,538
9/30/2022	$6,144	$6,658
10/31/2022	$5,870	$6,452
11/30/2022	$6,913	$7,410
12/31/2022	$6,826	$7,310
1/31/2023	$7,453	$7,888
2/28/2023	$6,853	$7,377
3/31/2023	$7,053	$7,603
4/30/2023	$6,926	$7,519
5/31/2023	$6,726	$7,395
6/30/2023	$6,990	$7,682
7/31/2023	$7,290	$8,166
8/31/2023	$6,799	$7,665
9/30/2023	$6,654	$7,468
10/31/2023	$6,408	$7,178
11/30/2023	$6,781	$7,754
12/31/2023	$6,972	$8,060
1/31/2024	$6,645	$7,687
2/29/2024	$6,907	$8,054
3/31/2024	$7,084	$8,257
4/30/2024	$7,178	$8,295
5/31/2024	$7,290	$8,345
6/30/2024	$7,486	$8,679
7/31/2024	$7,477	$8,711
8/31/2024	$7,561	$8,855
9/30/2024	$8,019	$9,450
10/31/2024	$7,617	$9,041

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 5/28/21
Class R6	18.86%	(7.65%)
MSCI Emerging Markets IndexFootnote Reference(a)	25.95%	(2.91%)

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 125,779,326
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 2,520,355
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,779,326
Number of Portfolio Holdings	73
Portfolio Turnover Rate	71%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,520,355

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

China	22.2%
Taiwan	15.1
India	12.7
Republic Of Korea	10.5
Brazil	5.1
Republic Of South Africa	4.8
Mexico	3.5
Greece	3.5
Hong Kong	3.2
Canada	2.2

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	23.1%
Financials	15.9
Consumer Discretionary	15.2
Communication Services	10.2
Industrials	8.8
Energy	6.0
Real Estate	5.1
Consumer Staples	5.0
Materials	4.4
Health Care	3.4
Repurchase Agreements	2.6
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Tencent Holdings Ltd.	6.1
Samsung Electronics Co. Ltd.	4.4
Alibaba Group Holding Ltd.	3.6
Naspers Ltd., Class N	3.4
NetEase, Inc.	2.6
AIA Group Ltd.	2.3
KE Holdings, Inc.	2.0
E Ink Holdings, Inc.	2.0
Shinhan Financial Group Co. Ltd.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Wellington Management Company LLP was terminated as the sub-adviser of the Fund and Thompson, Siegel & Walmsley LLC (“TSW”) was approved as the Fund’s sub-adviser. In connection with the change to TSW as the Fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• the Fund’s name changed from Transamerica Emerging Markets Opportunities to Transamerica Emerging Markets Equity;

• the Fund’s principal investment strategies were revised;

• the Fund’s principal risks were revised to add Small Capitalization Companies risk, Preferred Stock risk, Real Estate Securities risk and Real Estate Investment Trusts risk and to remove Counterparty risk, Credit risk, Derivatives risk, Growth Stocks risk, Leveraging risk and Warrants and Rights risk;

• Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

• Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Name [Text Block]		• the Fund’s name changed from Transamerica Emerging Markets Opportunities to Transamerica Emerging Markets Equity;
Material Fund Change Expenses [Text Block]

• Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

• Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]		• the Fund’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

• the Fund’s principal risks were revised to add Small Capitalization Companies risk, Preferred Stock risk, Real Estate Securities risk and Real Estate Investment Trusts risk and to remove Counterparty risk, Credit risk, Derivatives risk, Growth Stocks risk, Leveraging risk and Warrants and Rights risk;

Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Wellington Management Company LLP was terminated as the sub-adviser of the Fund and Thompson, Siegel & Walmsley LLC (“TSW”) was approved as the Fund’s sub-adviser. In connection with the change to TSW as the Fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000125977
Shareholder Report [Line Items]
Fund Name		Transamerica Energy Infrastructure
Class Name		Class A
Trading Symbol		TMLAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$185	1.55%

Expenses Paid, Amount		$ 185
Expense Ratio, Percent		1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Transamerica Energy Infrastructure (the “Fund”) is focused on North American energy infrastructure businesses that exhibit defensive attributes and thematic tailwinds.

The Fund underperformed the Alerian Midstream Energy Select Index, a benchmark of the Fund, for the fiscal year ended October 31, 2024. The divergence in performance was primarily due to the Fund’s allocation to energy companies, renewable infrastructure and utilities that are not included in the benchmark and did not perform as well. The Fund outperformed another benchmark of the Fund, the Alerian MLP Total Return Index, which returned 22.3% over the same period. As of October 31, 2024, almost 90% of the Fund’s portfolio was allocated towards midstream equity investments, with the remainder allocated to other energy companies, utilities, and renewable infrastructure companies.

During fiscal year 2024, midstream companies and utilities generated strong returns. Consistent financial results and continued execution of their strategies to increase dividends and stock buybacks were the primary catalysts for the midstream sector. Utilities also generated strong financial results and highlighted opportunities resulting from surging power demand from data centers and industrial re-shoring.

Focusing on the Fund’s top ten holdings, Targa Resources Corp. was the Fund’s best performing investment during fiscal year 2024, followed by Williams Cos., Inc., and ONEOK, Inc. Negative contributors included renewable infrastructure names such as Clearway Energy, Inc. and Atlantica Sustainable Infrastructure PLC.

We reduced the Fund’s exposure to oil-weighted midstream companies and increased exposure to more defensive, gas-weighted businesses during fiscal year 2024. This was done in response to strong performance in 2024 and a valuation re-rate, as well as concerns about a “lower for longer” scenario for crude oil prices and heightened market volatility. We reduced holdings in other energy companies for similar reasons. We increased exposure to utilities benefiting from growing power and natural gas demand and decreased exposure to renewable infrastructure companies.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Alerian Midstream Energy Select Index
10/31/2014	$9,447	$10,000	$10,000
11/30/2014	$9,041	$10,242	$9,703
12/31/2014	$8,734	$10,242	$9,725
1/31/2015	$8,447	$9,957	$9,063
2/28/2015	$8,807	$10,534	$9,283
3/31/2015	$8,760	$10,427	$9,219
4/30/2015	$9,124	$10,474	$9,726
5/31/2015	$8,942	$10,619	$9,257
6/30/2015	$8,494	$10,441	$8,818
7/31/2015	$8,043	$10,616	$8,473
8/31/2015	$7,409	$9,975	$7,847
9/30/2015	$6,245	$9,684	$6,764
10/31/2015	$6,692	$10,449	$7,246
11/30/2015	$6,102	$10,507	$6,648
12/31/2015	$5,486	$10,291	$6,113
1/31/2016	$5,043	$9,711	$5,834
2/29/2016	$5,154	$9,707	$5,891
3/31/2016	$5,527	$10,391	$6,533
4/30/2016	$5,998	$10,455	$7,193
5/31/2016	$6,152	$10,642	$7,363
6/30/2016	$6,405	$10,664	$7,756
7/31/2016	$6,457	$11,087	$7,799
8/31/2016	$6,535	$11,116	$8,035
9/30/2016	$6,904	$11,133	$8,471
10/31/2016	$6,633	$10,892	$8,097
11/30/2016	$6,895	$11,380	$8,420
12/31/2016	$7,112	$11,602	$8,776
1/31/2017	$7,201	$11,820	$8,893
2/28/2017	$7,227	$12,260	$8,971
3/31/2017	$7,307	$12,268	$9,008
4/30/2017	$7,235	$12,398	$8,859
5/31/2017	$6,894	$12,525	$8,556
6/30/2017	$6,958	$12,638	$8,670
7/31/2017	$7,195	$12,876	$8,920
8/31/2017	$6,949	$12,901	$8,631
9/30/2017	$7,080	$13,216	$8,873
10/31/2017	$6,786	$13,504	$8,572
11/30/2017	$6,712	$13,914	$8,513
12/31/2017	$7,085	$14,053	$8,843
1/31/2018	$7,169	$14,794	$8,878
2/28/2018	$6,507	$14,249	$7,945
3/31/2018	$6,259	$13,963	$7,675
4/30/2018	$6,599	$14,016	$8,075
5/31/2018	$6,948	$14,412	$8,482
6/30/2018	$6,998	$14,506	$8,647
7/31/2018	$7,217	$14,987	$8,968
8/31/2018	$7,256	$15,514	$8,848
9/30/2018	$7,173	$15,539	$8,696
10/31/2018	$6,660	$14,395	$8,054
11/30/2018	$6,583	$14,683	$8,048
12/31/2018	$5,980	$13,317	$7,280
1/31/2019	$6,824	$14,460	$8,449
2/28/2019	$6,833	$14,968	$8,565
3/31/2019	$7,121	$15,187	$8,897
4/30/2019	$7,001	$15,793	$8,797
5/31/2019	$6,793	$14,771	$8,635
6/30/2019	$7,064	$15,809	$8,911
7/31/2019	$6,933	$16,044	$8,730
8/31/2019	$6,672	$15,717	$8,472
9/30/2019	$6,820	$15,993	$8,690
10/31/2019	$6,647	$16,337	$8,373
11/30/2019	$6,565	$16,958	$8,203
12/31/2019	$6,897	$17,447	$8,907
1/31/2020	$6,752	$17,428	$8,549
2/29/2020	$6,205	$16,002	$7,671
3/31/2020	$4,188	$13,801	$4,489
4/30/2020	$5,064	$15,629	$5,961
5/31/2020	$5,370	$16,465	$6,386
6/30/2020	$5,214	$16,841	$6,195
7/31/2020	$5,300	$17,797	$6,168
8/31/2020	$5,385	$19,087	$6,338
9/30/2020	$5,073	$18,392	$5,630
10/31/2020	$5,160	$17,995	$5,638
11/30/2020	$5,902	$20,184	$6,738
12/31/2020	$6,107	$21,092	$6,820
1/31/2021	$6,428	$20,998	$7,154
2/28/2021	$6,417	$21,654	$7,689
3/31/2021	$6,736	$22,431	$8,233
4/30/2021	$6,959	$23,587	$8,721
5/31/2021	$7,161	$23,695	$9,297
6/30/2021	$7,384	$24,279	$9,737
7/31/2021	$7,248	$24,689	$9,377
8/31/2021	$7,237	$25,393	$9,240
9/30/2021	$7,255	$24,254	$9,674
10/31/2021	$7,802	$25,894	$10,215
11/30/2021	$7,437	$25,500	$9,442
12/31/2021	$7,502	$26,504	$9,600
1/31/2022	$7,790	$24,945	$10,382
2/28/2022	$8,113	$24,317	$10,860
3/31/2022	$8,731	$25,105	$11,666
4/30/2022	$8,335	$22,852	$11,412
5/31/2022	$8,765	$22,822	$12,160
6/30/2022	$7,961	$20,912	$10,557
7/31/2022	$8,679	$22,874	$11,703
8/31/2022	$8,632	$22,021	$11,715
9/30/2022	$7,728	$19,979	$10,450
10/31/2022	$8,372	$21,617	$11,697
11/30/2022	$8,681	$22,745	$12,195
12/31/2022	$8,160	$21,414	$11,438
1/31/2023	$8,425	$22,888	$12,015
2/28/2023	$8,124	$22,353	$11,536
3/31/2023	$8,144	$22,951	$11,468
4/30/2023	$8,156	$23,196	$11,740
5/31/2023	$7,767	$23,286	$11,321
6/30/2023	$8,117	$24,876	$12,140
7/31/2023	$8,399	$25,768	$12,664
8/31/2023	$8,326	$25,270	$12,600
9/30/2023	$8,087	$24,067	$12,507
10/31/2023	$7,976	$23,429	$12,443
11/30/2023	$8,497	$25,613	$13,320
12/31/2023	$8,542	$26,972	$13,244
1/31/2024	$8,465	$27,271	$13,332
2/29/2024	$8,761	$28,747	$13,877
3/31/2024	$9,397	$29,674	$14,836
4/30/2024	$9,306	$28,369	$14,750
5/31/2024	$9,645	$29,709	$15,290
6/30/2024	$9,914	$30,629	$15,748
7/31/2024	$10,204	$31,198	$16,220
8/31/2024	$10,573	$31,877	$16,880
9/30/2024	$10,573	$32,537	$16,995
10/31/2024	$11,038	$32,298	$17,647

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	30.87%	9.43%	0.99%
Class A	38.40%	10.68%	1.57%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Alerian Midstream Energy Select IndexFootnote Reference(c)	41.83%	16.08%	5.84%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 125,362,394
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 1,232,978
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,362,394
Number of Portfolio Holdings	24
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,232,978

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	72.5%
Master Limited Partnerships	22.4
Repurchase Agreements	5.0
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.2%
Targa Resources Corp.	8.5
ONEOK, Inc.	7.9
MPLX LP	7.3
Energy Transfer LP	5.7
Enbridge, Inc.	4.8
Kinder Morgan, Inc.	4.8
TC Energy Corp.	4.8
Western Midstream Partners LP	4.8
Cheniere Energy, Inc.	4.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000125978
Shareholder Report [Line Items]
Fund Name		Transamerica Energy Infrastructure
Class Name		Class C
Trading Symbol		TMCLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$279	2.35%

Expenses Paid, Amount		$ 279
Expense Ratio, Percent		2.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Transamerica Energy Infrastructure (the “Fund”) is focused on North American energy infrastructure businesses that exhibit defensive attributes and thematic tailwinds.

The Fund underperformed the Alerian Midstream Energy Select Index, a benchmark of the Fund, for the fiscal year ended October 31, 2024. The divergence in performance was primarily due to the Fund’s allocation to energy companies, renewable infrastructure and utilities that are not included in the benchmark and did not perform as well. The Fund outperformed another benchmark of the Fund, the Alerian MLP Total Return Index, which returned 22.3% over the same period. As of October 31, 2024, almost 90% of the Fund’s portfolio was allocated towards midstream equity investments, with the remainder allocated to other energy companies, utilities, and renewable infrastructure companies.

During fiscal year 2024, midstream companies and utilities generated strong returns. Consistent financial results and continued execution of their strategies to increase dividends and stock buybacks were the primary catalysts for the midstream sector. Utilities also generated strong financial results and highlighted opportunities resulting from surging power demand from data centers and industrial re-shoring.

Focusing on the Fund’s top ten holdings, Targa Resources Corp. was the Fund’s best performing investment during fiscal year 2024, followed by Williams Cos., Inc., and ONEOK, Inc. Negative contributors included renewable infrastructure names such as Clearway Energy, Inc. and Atlantica Sustainable Infrastructure PLC.

We reduced the Fund’s exposure to oil-weighted midstream companies and increased exposure to more defensive, gas-weighted businesses during fiscal year 2024. This was done in response to strong performance in 2024 and a valuation re-rate, as well as concerns about a “lower for longer” scenario for crude oil prices and heightened market volatility. We reduced holdings in other energy companies for similar reasons. We increased exposure to utilities benefiting from growing power and natural gas demand and decreased exposure to renewable infrastructure companies.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Alerian Midstream Energy Select Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,576	$10,242	$9,703
12/31/2014	$9,241	$10,242	$9,725
1/31/2015	$8,928	$9,957	$9,063
2/28/2015	$9,311	$10,534	$9,283
3/31/2015	$9,253	$10,427	$9,219
4/30/2015	$9,631	$10,474	$9,726
5/31/2015	$9,437	$10,619	$9,257
6/30/2015	$8,954	$10,441	$8,818
7/31/2015	$8,477	$10,616	$8,473
8/31/2015	$7,797	$9,975	$7,847
9/30/2015	$6,568	$9,684	$6,764
10/31/2015	$7,039	$10,449	$7,246
11/30/2015	$6,408	$10,507	$6,648
12/31/2015	$5,753	$10,291	$6,113
1/31/2016	$5,286	$9,711	$5,834
2/29/2016	$5,403	$9,707	$5,891
3/31/2016	$5,785	$10,391	$6,533
4/30/2016	$6,281	$10,455	$7,193
5/31/2016	$6,434	$10,642	$7,363
6/30/2016	$6,697	$10,664	$7,756
7/31/2016	$6,742	$11,087	$7,799
8/31/2016	$6,824	$11,116	$8,035
9/30/2016	$7,207	$11,133	$8,471
10/31/2016	$6,914	$10,892	$8,097
11/30/2016	$7,179	$11,380	$8,420
12/31/2016	$7,409	$11,602	$8,776
1/31/2017	$7,493	$11,820	$8,893
2/28/2017	$7,521	$12,260	$8,971
3/31/2017	$7,599	$12,268	$9,008
4/30/2017	$7,514	$12,398	$8,859
5/31/2017	$7,158	$12,525	$8,556
6/30/2017	$7,220	$12,638	$8,670
7/31/2017	$7,457	$12,876	$8,920
8/31/2017	$7,201	$12,901	$8,631
9/30/2017	$7,334	$13,216	$8,873
10/31/2017	$7,027	$13,504	$8,572
11/30/2017	$6,951	$13,914	$8,513
12/31/2017	$7,322	$14,053	$8,843
1/31/2018	$7,409	$14,794	$8,878
2/28/2018	$6,723	$14,249	$7,945
3/31/2018	$6,451	$13,963	$7,675
4/30/2018	$6,812	$14,016	$8,075
5/31/2018	$7,154	$14,412	$8,482
6/30/2018	$7,202	$14,506	$8,647
7/31/2018	$7,430	$14,987	$8,968
8/31/2018	$7,469	$15,514	$8,848
9/30/2018	$7,369	$15,539	$8,696
10/31/2018	$6,840	$14,395	$8,054
11/30/2018	$6,760	$14,683	$8,048
12/31/2018	$6,135	$13,317	$7,280
1/31/2019	$7,003	$14,460	$8,449
2/28/2019	$7,003	$14,968	$8,565
3/31/2019	$7,296	$15,187	$8,897
4/30/2019	$7,173	$15,793	$8,797
5/31/2019	$6,949	$14,771	$8,635
6/30/2019	$7,224	$15,809	$8,911
7/31/2019	$7,089	$16,044	$8,730
8/31/2019	$6,821	$15,717	$8,472
9/30/2019	$6,960	$15,993	$8,690
10/31/2019	$6,782	$16,337	$8,373
11/30/2019	$6,699	$16,958	$8,203
12/31/2019	$7,026	$17,447	$8,907
1/31/2020	$6,868	$17,428	$8,549
2/29/2020	$6,309	$16,002	$7,671
3/31/2020	$4,256	$13,801	$4,489
4/30/2020	$5,137	$15,629	$5,961
5/31/2020	$5,460	$16,465	$6,386
6/30/2020	$5,290	$16,841	$6,195
7/31/2020	$5,377	$17,797	$6,168
8/31/2020	$5,454	$19,087	$6,338
9/30/2020	$5,135	$18,392	$5,630
10/31/2020	$5,213	$17,995	$5,638
11/30/2020	$5,976	$20,184	$6,738
12/31/2020	$6,174	$21,092	$6,820
1/31/2021	$6,499	$20,998	$7,154
2/28/2021	$6,477	$21,654	$7,689
3/31/2021	$6,797	$22,431	$8,233
4/30/2021	$7,011	$23,587	$8,721
5/31/2021	$7,214	$23,695	$9,297
6/30/2021	$7,437	$24,279	$9,737
7/31/2021	$7,300	$24,689	$9,377
8/31/2021	$7,278	$25,393	$9,240
9/30/2021	$7,293	$24,254	$9,674
10/31/2021	$7,844	$25,894	$10,215
11/30/2021	$7,465	$25,500	$9,442
12/31/2021	$7,526	$26,504	$9,600
1/31/2022	$7,803	$24,945	$10,382
2/28/2022	$8,128	$24,317	$10,860
3/31/2022	$8,746	$25,105	$11,666
4/30/2022	$8,337	$22,852	$11,412
5/31/2022	$8,757	$22,822	$12,160
6/30/2022	$7,956	$20,912	$10,557
7/31/2022	$8,675	$22,874	$11,703
8/31/2022	$8,616	$22,021	$11,715
9/30/2022	$7,706	$19,979	$10,450
10/31/2022	$8,348	$21,617	$11,697
11/30/2022	$8,657	$22,745	$12,195
12/31/2022	$8,132	$21,414	$11,438
1/31/2023	$8,384	$22,888	$12,015
2/28/2023	$8,084	$22,353	$11,536
3/31/2023	$8,098	$22,951	$11,468
4/30/2023	$8,098	$23,196	$11,740
5/31/2023	$7,711	$23,286	$11,321
6/30/2023	$8,043	$24,876	$12,140
7/31/2023	$8,323	$25,768	$12,664
8/31/2023	$8,250	$25,270	$12,600
9/30/2023	$8,010	$24,067	$12,507
10/31/2023	$7,887	$23,429	$12,443
11/30/2023	$8,403	$25,613	$13,320
12/31/2023	$8,429	$26,972	$13,244
1/31/2024	$8,365	$27,271	$13,332
2/29/2024	$8,646	$28,747	$13,877
3/31/2024	$9,269	$29,674	$14,836
4/30/2024	$9,166	$28,369	$14,750
5/31/2024	$9,501	$29,709	$15,290
6/30/2024	$9,759	$30,629	$15,748
7/31/2024	$10,031	$31,198	$16,220
8/31/2024	$10,394	$31,877	$16,880
9/30/2024	$10,387	$32,537	$16,995
10/31/2024	$10,831	$32,298	$17,647

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	36.32%	9.81%	0.80%
Class C	37.32%	9.81%	0.80%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Alerian Midstream Energy Select IndexFootnote Reference(c)	41.83%	16.08%	5.84%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 125,362,394
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 1,232,978
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,362,394
Number of Portfolio Holdings	24
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,232,978

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	72.5%
Master Limited Partnerships	22.4
Repurchase Agreements	5.0
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.2%
Targa Resources Corp.	8.5
ONEOK, Inc.	7.9
MPLX LP	7.3
Energy Transfer LP	5.7
Enbridge, Inc.	4.8
Kinder Morgan, Inc.	4.8
TC Energy Corp.	4.8
Western Midstream Partners LP	4.8
Cheniere Energy, Inc.	4.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000125979
Shareholder Report [Line Items]
Fund Name		Transamerica Energy Infrastructure
Class Name		Class I
Trading Symbol		TMLPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$153	1.28%

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Transamerica Energy Infrastructure (the “Fund”) is focused on North American energy infrastructure businesses that exhibit defensive attributes and thematic tailwinds.

The Fund underperformed the Alerian Midstream Energy Select Index, a benchmark of the Fund, for the fiscal year ended October 31, 2024. The divergence in performance was primarily due to the Fund’s allocation to energy companies, renewable infrastructure and utilities that are not included in the benchmark and did not perform as well. The Fund outperformed another benchmark of the Fund, the Alerian MLP Total Return Index, which returned 22.3% over the same period. As of October 31, 2024, almost 90% of the Fund’s portfolio was allocated towards midstream equity investments, with the remainder allocated to other energy companies, utilities, and renewable infrastructure companies.

During fiscal year 2024, midstream companies and utilities generated strong returns. Consistent financial results and continued execution of their strategies to increase dividends and stock buybacks were the primary catalysts for the midstream sector. Utilities also generated strong financial results and highlighted opportunities resulting from surging power demand from data centers and industrial re-shoring.

Focusing on the Fund’s top ten holdings, Targa Resources Corp. was the Fund’s best performing investment during fiscal year 2024, followed by Williams Cos., Inc., and ONEOK, Inc. Negative contributors included renewable infrastructure names such as Clearway Energy, Inc. and Atlantica Sustainable Infrastructure PLC.

We reduced the Fund’s exposure to oil-weighted midstream companies and increased exposure to more defensive, gas-weighted businesses during fiscal year 2024. This was done in response to strong performance in 2024 and a valuation re-rate, as well as concerns about a “lower for longer” scenario for crude oil prices and heightened market volatility. We reduced holdings in other energy companies for similar reasons. We increased exposure to utilities benefiting from growing power and natural gas demand and decreased exposure to renewable infrastructure companies.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Alerian Midstream Energy Select Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,579	$10,242	$9,703
12/31/2014	$9,245	$10,242	$9,725
1/31/2015	$8,950	$9,957	$9,063
2/28/2015	$9,332	$10,534	$9,283
3/31/2015	$9,279	$10,427	$9,219
4/30/2015	$9,673	$10,474	$9,726
5/31/2015	$9,480	$10,619	$9,257
6/30/2015	$9,003	$10,441	$8,818
7/31/2015	$8,534	$10,616	$8,473
8/31/2015	$7,862	$9,975	$7,847
9/30/2015	$6,626	$9,684	$6,764
10/31/2015	$7,108	$10,449	$7,246
11/30/2015	$6,474	$10,507	$6,648
12/31/2015	$5,826	$10,291	$6,113
1/31/2016	$5,356	$9,711	$5,834
2/29/2016	$5,473	$9,707	$5,891
3/31/2016	$5,874	$10,391	$6,533
4/30/2016	$6,374	$10,455	$7,193
5/31/2016	$6,547	$10,642	$7,363
6/30/2016	$6,813	$10,664	$7,756
7/31/2016	$6,868	$11,087	$7,799
8/31/2016	$6,951	$11,116	$8,035
9/30/2016	$7,349	$11,133	$8,471
10/31/2016	$7,060	$10,892	$8,097
11/30/2016	$7,339	$11,380	$8,420
12/31/2016	$7,585	$11,602	$8,776
1/31/2017	$7,670	$11,820	$8,893
2/28/2017	$7,698	$12,260	$8,971
3/31/2017	$7,798	$12,268	$9,008
4/30/2017	$7,712	$12,398	$8,859
5/31/2017	$7,348	$12,525	$8,556
6/30/2017	$7,423	$12,638	$8,670
7/31/2017	$7,675	$12,876	$8,920
8/31/2017	$7,423	$12,901	$8,631
9/30/2017	$7,559	$13,216	$8,873
10/31/2017	$7,245	$13,504	$8,572
11/30/2017	$7,176	$13,914	$8,513
12/31/2017	$7,569	$14,053	$8,843
1/31/2018	$7,669	$14,794	$8,878
2/28/2018	$6,962	$14,249	$7,945
3/31/2018	$6,692	$13,963	$7,675
4/30/2018	$7,065	$14,016	$8,075
5/31/2018	$7,428	$14,412	$8,482
6/30/2018	$7,486	$14,506	$8,647
7/31/2018	$7,721	$14,987	$8,968
8/31/2018	$7,772	$15,514	$8,848
9/30/2018	$7,680	$15,539	$8,696
10/31/2018	$7,142	$14,395	$8,054
11/30/2018	$7,059	$14,683	$8,048
12/31/2018	$6,410	$13,317	$7,280
1/31/2019	$7,313	$14,460	$8,449
2/28/2019	$7,324	$14,968	$8,565
3/31/2019	$7,637	$15,187	$8,897
4/30/2019	$7,520	$15,793	$8,797
5/31/2019	$7,286	$14,771	$8,635
6/30/2019	$7,582	$15,809	$8,911
7/31/2019	$7,442	$16,044	$8,730
8/31/2019	$7,172	$15,717	$8,472
9/30/2019	$7,326	$15,993	$8,690
10/31/2019	$7,140	$16,337	$8,373
11/30/2019	$7,063	$16,958	$8,203
12/31/2019	$7,415	$17,447	$8,907
1/31/2020	$7,260	$17,428	$8,549
2/29/2020	$6,671	$16,002	$7,671
3/31/2020	$4,496	$13,801	$4,489
4/30/2020	$5,450	$15,629	$5,961
5/31/2020	$5,779	$16,465	$6,386
6/30/2020	$5,603	$16,841	$6,195
7/31/2020	$5,707	$17,797	$6,168
8/31/2020	$5,799	$19,087	$6,338
9/30/2020	$5,455	$18,392	$5,630
10/31/2020	$5,549	$17,995	$5,638
11/30/2020	$6,360	$20,184	$6,738
12/31/2020	$6,574	$21,092	$6,820
1/31/2021	$6,932	$20,998	$7,154
2/28/2021	$6,920	$21,654	$7,689
3/31/2021	$7,257	$22,431	$8,233
4/30/2021	$7,498	$23,587	$8,721
5/31/2021	$7,727	$23,695	$9,297
6/30/2021	$7,962	$24,279	$9,737
7/31/2021	$7,828	$24,689	$9,377
8/31/2021	$7,816	$25,393	$9,240
9/30/2021	$7,842	$24,254	$9,674
10/31/2021	$8,434	$25,894	$10,215
11/30/2021	$8,039	$25,500	$9,442
12/31/2021	$8,118	$26,504	$9,600
1/31/2022	$8,417	$24,945	$10,382
2/28/2022	$8,779	$24,317	$10,860
3/31/2022	$9,443	$25,105	$11,666
4/30/2022	$9,027	$22,852	$11,412
5/31/2022	$9,493	$22,822	$12,160
6/30/2022	$8,628	$20,912	$10,557
7/31/2022	$9,407	$22,874	$11,703
8/31/2022	$9,356	$22,021	$11,715
9/30/2022	$8,384	$19,979	$10,450
10/31/2022	$9,087	$21,617	$11,697
11/30/2022	$9,423	$22,745	$12,195
12/31/2022	$8,853	$21,414	$11,438
1/31/2023	$9,141	$22,888	$12,015
2/28/2023	$8,827	$22,353	$11,536
3/31/2023	$8,856	$22,951	$11,468
4/30/2023	$8,869	$23,196	$11,740
5/31/2023	$8,446	$23,286	$11,321
6/30/2023	$8,820	$24,876	$12,140
7/31/2023	$9,128	$25,768	$12,664
8/31/2023	$9,061	$25,270	$12,600
9/30/2023	$8,808	$24,067	$12,507
10/31/2023	$8,673	$23,429	$12,443
11/30/2023	$9,254	$25,613	$13,320
12/31/2023	$9,296	$26,972	$13,244
1/31/2024	$9,225	$27,271	$13,332
2/29/2024	$9,549	$28,747	$13,877
3/31/2024	$10,234	$29,674	$14,836
4/30/2024	$10,135	$28,369	$14,750
5/31/2024	$10,519	$29,709	$15,290
6/30/2024	$10,805	$30,629	$15,748
7/31/2024	$11,121	$31,198	$16,220
8/31/2024	$11,538	$31,877	$16,880
9/30/2024	$11,530	$32,537	$16,995
10/31/2024	$12,039	$32,298	$17,647

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	38.81%	11.01%	1.87%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Alerian Midstream Energy Select IndexFootnote Reference(c)	41.83%	16.08%	5.84%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 125,362,394
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 1,232,978
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,362,394
Number of Portfolio Holdings	24
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,232,978

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	72.5%
Master Limited Partnerships	22.4
Repurchase Agreements	5.0
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.2%
Targa Resources Corp.	8.5
ONEOK, Inc.	7.9
MPLX LP	7.3
Energy Transfer LP	5.7
Enbridge, Inc.	4.8
Kinder Morgan, Inc.	4.8
TC Energy Corp.	4.8
Western Midstream Partners LP	4.8
Cheniere Energy, Inc.	4.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000125980
Shareholder Report [Line Items]
Fund Name		Transamerica Energy Infrastructure
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$141	1.18%

Expenses Paid, Amount		$ 141
Expense Ratio, Percent		1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Transamerica Energy Infrastructure (the “Fund”) is focused on North American energy infrastructure businesses that exhibit defensive attributes and thematic tailwinds.

The Fund underperformed the Alerian Midstream Energy Select Index, a benchmark of the Fund, for the fiscal year ended October 31, 2024. The divergence in performance was primarily due to the Fund’s allocation to energy companies, renewable infrastructure and utilities that are not included in the benchmark and did not perform as well. The Fund outperformed another benchmark of the Fund, the Alerian MLP Total Return Index, which returned 22.3% over the same period. As of October 31, 2024, almost 90% of the Fund’s portfolio was allocated towards midstream equity investments, with the remainder allocated to other energy companies, utilities, and renewable infrastructure companies.

During fiscal year 2024, midstream companies and utilities generated strong returns. Consistent financial results and continued execution of their strategies to increase dividends and stock buybacks were the primary catalysts for the midstream sector. Utilities also generated strong financial results and highlighted opportunities resulting from surging power demand from data centers and industrial re-shoring.

Focusing on the Fund’s top ten holdings, Targa Resources Corp. was the Fund’s best performing investment during fiscal year 2024, followed by Williams Cos., Inc., and ONEOK, Inc. Negative contributors included renewable infrastructure names such as Clearway Energy, Inc. and Atlantica Sustainable Infrastructure PLC.

We reduced the Fund’s exposure to oil-weighted midstream companies and increased exposure to more defensive, gas-weighted businesses during fiscal year 2024. This was done in response to strong performance in 2024 and a valuation re-rate, as well as concerns about a “lower for longer” scenario for crude oil prices and heightened market volatility. We reduced holdings in other energy companies for similar reasons. We increased exposure to utilities benefiting from growing power and natural gas demand and decreased exposure to renewable infrastructure companies.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Alerian Midstream Energy Select Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,579	$10,242	$9,703
12/31/2014	$9,256	$10,242	$9,725
1/31/2015	$8,952	$9,957	$9,063
2/28/2015	$9,343	$10,534	$9,283
3/31/2015	$9,284	$10,427	$9,219
4/30/2015	$9,687	$10,474	$9,726
5/31/2015	$9,494	$10,619	$9,257
6/30/2015	$9,010	$10,441	$8,818
7/31/2015	$8,541	$10,616	$8,473
8/31/2015	$7,868	$9,975	$7,847
9/30/2015	$6,633	$9,684	$6,764
10/31/2015	$7,116	$10,449	$7,246
11/30/2015	$6,481	$10,507	$6,648
12/31/2015	$5,835	$10,291	$6,113
1/31/2016	$5,363	$9,711	$5,834
2/29/2016	$5,490	$9,707	$5,891
3/31/2016	$5,883	$10,391	$6,533
4/30/2016	$6,394	$10,455	$7,193
5/31/2016	$6,558	$10,642	$7,363
6/30/2016	$6,826	$10,664	$7,756
7/31/2016	$6,881	$11,087	$7,799
8/31/2016	$6,973	$11,116	$8,035
9/30/2016	$7,374	$11,133	$8,471
10/31/2016	$7,085	$10,892	$8,097
11/30/2016	$7,355	$11,380	$8,420
12/31/2016	$7,602	$11,602	$8,776
1/31/2017	$7,688	$11,820	$8,893
2/28/2017	$7,725	$12,260	$8,971
3/31/2017	$7,818	$12,268	$9,008
4/30/2017	$7,732	$12,398	$8,859
5/31/2017	$7,377	$12,525	$8,556
6/30/2017	$7,453	$12,638	$8,670
7/31/2017	$7,706	$12,876	$8,920
8/31/2017	$7,443	$12,901	$8,631
9/30/2017	$7,582	$13,216	$8,873
10/31/2017	$7,276	$13,504	$8,572
11/30/2017	$7,197	$13,914	$8,513
12/31/2017	$7,594	$14,053	$8,843
1/31/2018	$7,694	$14,794	$8,878
2/28/2018	$6,985	$14,249	$7,945
3/31/2018	$6,716	$13,963	$7,675
4/30/2018	$7,091	$14,016	$8,075
5/31/2018	$7,456	$14,412	$8,482
6/30/2018	$7,516	$14,506	$8,647
7/31/2018	$7,752	$14,987	$8,968
8/31/2018	$7,803	$15,514	$8,848
9/30/2018	$7,713	$15,539	$8,696
10/31/2018	$7,171	$14,395	$8,054
11/30/2018	$7,088	$14,683	$8,048
12/31/2018	$6,438	$13,317	$7,280
1/31/2019	$7,346	$14,460	$8,449
2/28/2019	$7,357	$14,968	$8,565
3/31/2019	$7,673	$15,187	$8,897
4/30/2019	$7,556	$15,793	$8,797
5/31/2019	$7,320	$14,771	$8,635
6/30/2019	$7,620	$15,809	$8,911
7/31/2019	$7,479	$16,044	$8,730
8/31/2019	$7,208	$15,717	$8,472
9/30/2019	$7,364	$15,993	$8,690
10/31/2019	$7,177	$16,337	$8,373
11/30/2019	$7,100	$16,958	$8,203
12/31/2019	$7,456	$17,447	$8,907
1/31/2020	$7,299	$17,428	$8,549
2/29/2020	$6,708	$16,002	$7,671
3/31/2020	$4,523	$13,801	$4,489
4/30/2020	$5,471	$15,629	$5,961
5/31/2020	$5,814	$16,465	$6,386
6/30/2020	$5,637	$16,841	$6,195
7/31/2020	$5,742	$17,797	$6,168
8/31/2020	$5,835	$19,087	$6,338
9/30/2020	$5,490	$18,392	$5,630
10/31/2020	$5,585	$17,995	$5,638
11/30/2020	$6,401	$20,184	$6,738
12/31/2020	$6,618	$21,092	$6,820
1/31/2021	$6,978	$20,998	$7,154
2/28/2021	$6,966	$21,654	$7,689
3/31/2021	$7,307	$22,431	$8,233
4/30/2021	$7,562	$23,587	$8,721
5/31/2021	$7,780	$23,695	$9,297
6/30/2021	$8,030	$24,279	$9,737
7/31/2021	$7,883	$24,689	$9,377
8/31/2021	$7,871	$25,393	$9,240
9/30/2021	$7,899	$24,254	$9,674
10/31/2021	$8,495	$25,894	$10,215
11/30/2021	$8,098	$25,500	$9,442
12/31/2021	$8,179	$26,504	$9,600
1/31/2022	$8,480	$24,945	$10,382
2/28/2022	$8,845	$24,317	$10,860
3/31/2022	$9,528	$25,105	$11,666
4/30/2022	$9,096	$22,852	$11,412
5/31/2022	$9,566	$22,822	$12,160
6/30/2022	$8,697	$20,912	$10,557
7/31/2022	$9,482	$22,874	$11,703
8/31/2022	$9,430	$22,021	$11,715
9/30/2022	$8,440	$19,979	$10,450
10/31/2022	$9,157	$21,617	$11,697
11/30/2022	$9,508	$22,745	$12,195
12/31/2022	$8,936	$21,414	$11,438
1/31/2023	$9,226	$22,888	$12,015
2/28/2023	$8,896	$22,353	$11,536
3/31/2023	$8,928	$22,951	$11,468
4/30/2023	$8,941	$23,196	$11,740
5/31/2023	$8,515	$23,286	$11,321
6/30/2023	$8,894	$24,876	$12,140
7/31/2023	$9,217	$25,768	$12,664
8/31/2023	$9,150	$25,270	$12,600
9/30/2023	$8,884	$24,067	$12,507
10/31/2023	$8,761	$23,429	$12,443
11/30/2023	$9,333	$25,613	$13,320
12/31/2023	$9,378	$26,972	$13,244
1/31/2024	$9,307	$27,271	$13,332
2/29/2024	$9,634	$28,747	$13,877
3/31/2024	$10,328	$29,674	$14,836
4/30/2024	$10,242	$28,369	$14,750
5/31/2024	$10,614	$29,709	$15,290
6/30/2024	$10,921	$30,629	$15,748
7/31/2024	$11,240	$31,198	$16,220
8/31/2024	$11,661	$31,877	$16,880
9/30/2024	$11,656	$32,537	$16,995
10/31/2024	$12,169	$32,298	$17,647

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	38.90%	11.14%	1.98%
Russell 3000®IndexFootnote Reference(b)	37.86%	14.60%	12.44%
Alerian Midstream Energy Select IndexFootnote Reference(c)	41.83%	16.08%	5.84%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 125,362,394
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 1,232,978
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,362,394
Number of Portfolio Holdings	24
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,232,978

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	72.5%
Master Limited Partnerships	22.4
Repurchase Agreements	5.0
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.2%
Targa Resources Corp.	8.5
ONEOK, Inc.	7.9
MPLX LP	7.3
Energy Transfer LP	5.7
Enbridge, Inc.	4.8
Kinder Morgan, Inc.	4.8
TC Energy Corp.	4.8
Western Midstream Partners LP	4.8
Cheniere Energy, Inc.	4.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000132297
Shareholder Report [Line Items]
Fund Name		Transamerica Floating Rate
Class Name		Class A
Trading Symbol		TFLAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.97%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Aside from a few speedbumps, the fiscal year ended October 31, 2024 largely exhibited a risk-on sentiment across fixed income and equity markets. The Fund maintained a risk profile which attempted to match the price rally and strong carry the loan market provided during the period. As such, and after the sub-adviser's view switched from a recessionary outlook to more of a soft-landing outlook in early 2024, the portfolio was rotated to higher-yielding assets. This was especially true within single B rated credits, where allocations increased throughout the year. The fund was also able to increase its yield during the fiscal year, while maintaining an underweight to CCCs in an attempt to protect from some degree of downside given tight valuations. The fund had a material rotation from lower yielding assets to higher yielding assets throughout the year. This rotation was achieved by selling of certain BB and single B loans with limited price upside and lower carry than the benchmark; selling of lower-coupon, longer-duration bonds; and active participation in the primary market for both new issue loans and secured bonds with higher-coupon/shorter-duration profiles. The portfolio also participated less in re-pricings for existing loans if the new spread was below the benchmark than in past years. This concerted effort positioned the portfolio to have a better ongoing carry aimed at helping the fund to better keep up in risk-on environments like the market experienced during the fiscal year.

The fund benefitted from some one-off price rallies in beaten down names the sub-adviser decided to keep like Quorum Health Corp. and Rackspace Finance, while also benefitting from avoiding some names in the benchmark that experienced large losses such as Quest Software and RSA Security. Sector selection and allocation weren't overly material to performance during the year as most sectors generally kept pace with the benchmark. Food was an exception, as the sector underperformed overall. However, within the fund the allocation contributed to returns based on strong security selection. There were a few individual names like Avaya Inc. and Phoenix Services International LLC which hurt performance in the fiscal year but that the sub-adviser has remained committed to long-term. However, price recovery can take years to play out for such smaller, less liquid situations. At the ratings level, CCC security selection contributed to returns, as was an overweight allocation to single Bs. This was offset by a cash drag in an up market and security selection in single Bs.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Universal Bond Index	Credit Suisse Leveraged Loan Index
10/31/2014	$9,529	$10,000	$10,000
11/30/2014	$9,576	$10,054	$10,046
12/31/2014	$9,523	$10,036	$9,935
1/31/2015	$9,573	$10,227	$9,960
2/28/2015	$9,676	$10,167	$10,100
3/31/2015	$9,716	$10,209	$10,140
4/30/2015	$9,774	$10,197	$10,231
5/31/2015	$9,781	$10,180	$10,252
6/30/2015	$9,781	$10,066	$10,220
7/31/2015	$9,820	$10,125	$10,229
8/31/2015	$9,801	$10,095	$10,162
9/30/2015	$9,761	$10,134	$10,094
10/31/2015	$9,790	$10,167	$10,081
11/30/2015	$9,720	$10,130	$9,991
12/31/2015	$9,672	$10,079	$9,896
1/31/2016	$9,663	$10,190	$9,825
2/29/2016	$9,644	$10,263	$9,770
3/31/2016	$9,859	$10,388	$10,028
4/30/2016	$9,975	$10,459	$10,218
5/31/2016	$10,062	$10,467	$10,311
6/30/2016	$10,066	$10,652	$10,315
7/31/2016	$10,173	$10,739	$10,460
8/31/2016	$10,207	$10,751	$10,542
9/30/2016	$10,273	$10,753	$10,634
10/31/2016	$10,329	$10,682	$10,716
11/30/2016	$10,334	$10,442	$10,751
12/31/2016	$10,422	$10,473	$10,874
1/31/2017	$10,468	$10,510	$10,932
2/28/2017	$10,521	$10,591	$10,996
3/31/2017	$10,532	$10,588	$11,005
4/30/2017	$10,575	$10,675	$11,053
5/31/2017	$10,607	$10,758	$11,095
6/30/2017	$10,617	$10,749	$11,088
7/31/2017	$10,672	$10,802	$11,174
8/31/2017	$10,675	$10,895	$11,159
9/30/2017	$10,710	$10,857	$11,205
10/31/2017	$10,757	$10,870	$11,279
11/30/2017	$10,758	$10,854	$11,292
12/31/2017	$10,794	$10,901	$11,336
1/31/2018	$10,873	$10,797	$11,458
2/28/2018	$10,886	$10,694	$11,479
3/31/2018	$10,913	$10,748	$11,515
4/30/2018	$10,952	$10,676	$11,571
5/31/2018	$10,959	$10,735	$11,594
6/30/2018	$10,945	$10,719	$11,605
7/31/2018	$11,019	$10,741	$11,702
8/31/2018	$11,050	$10,794	$11,750
9/30/2018	$11,114	$10,748	$11,830
10/31/2018	$11,114	$10,658	$11,830
11/30/2018	$11,022	$10,706	$11,734
12/31/2018	$10,773	$10,874	$11,465
1/31/2019	$11,037	$11,024	$11,729
2/28/2019	$11,185	$11,036	$11,913
3/31/2019	$11,177	$11,235	$11,898
4/30/2019	$11,339	$11,251	$12,087
5/31/2019	$11,319	$11,423	$12,060
6/30/2019	$11,367	$11,585	$12,087
7/31/2019	$11,438	$11,619	$12,181
8/31/2019	$11,415	$11,882	$12,147
9/30/2019	$11,448	$11,830	$12,198
10/31/2019	$11,385	$11,869	$12,139
11/30/2019	$11,369	$11,866	$12,206
12/31/2019	$11,518	$11,884	$12,403
1/31/2020	$11,606	$12,097	$12,468
2/29/2020	$11,511	$12,278	$12,300
3/31/2020	$10,100	$12,039	$10,767
4/30/2020	$10,476	$12,280	$11,229
5/31/2020	$10,839	$12,394	$11,656
6/30/2020	$10,958	$12,498	$11,813
7/31/2020	$11,142	$12,717	$12,035
8/31/2020	$11,284	$12,644	$12,216
9/30/2020	$11,378	$12,621	$12,300
10/31/2020	$11,426	$12,576	$12,321
11/30/2020	$11,638	$12,740	$12,584
12/31/2020	$11,711	$12,784	$12,747
1/31/2021	$11,808	$12,704	$12,909
2/28/2021	$11,864	$12,540	$12,995
3/31/2021	$11,855	$12,394	$13,003
4/30/2021	$11,921	$12,498	$13,069
5/31/2021	$11,975	$12,546	$13,137
6/30/2021	$11,998	$12,637	$13,191
7/31/2021	$11,996	$12,764	$13,190
8/31/2021	$12,021	$12,756	$13,254
9/30/2021	$12,076	$12,647	$13,340
10/31/2021	$12,095	$12,636	$13,372
11/30/2021	$12,054	$12,652	$13,351
12/31/2021	$12,132	$12,643	$13,435
1/31/2022	$12,121	$12,366	$13,484
2/28/2022	$12,047	$12,197	$13,417
3/31/2022	$12,063	$11,870	$13,422
4/30/2022	$12,042	$11,427	$13,445
5/31/2022	$11,744	$11,490	$13,107
6/30/2022	$11,497	$11,261	$12,838
7/31/2022	$11,738	$11,544	$13,077
8/31/2022	$11,895	$11,244	$13,278
9/30/2022	$11,673	$10,759	$12,990
10/31/2022	$11,780	$10,641	$13,101
11/30/2022	$11,888	$11,038	$13,246
12/31/2022	$11,933	$11,001	$13,293
1/31/2023	$12,194	$11,342	$13,634
2/28/2023	$12,252	$11,063	$13,720
3/31/2023	$12,213	$11,323	$13,707
4/30/2023	$12,309	$11,392	$13,837
5/31/2023	$12,228	$11,274	$13,825
6/30/2023	$12,531	$11,256	$14,134
7/31/2023	$12,630	$11,267	$14,318
8/31/2023	$12,731	$11,200	$14,484
9/30/2023	$12,819	$10,932	$14,611
10/31/2023	$12,782	$10,768	$14,615
11/30/2023	$12,930	$11,253	$14,790
12/31/2023	$13,121	$11,680	$15,027
1/31/2024	$13,181	$11,652	$15,145
2/29/2024	$13,278	$11,512	$15,280
3/31/2024	$13,381	$11,625	$15,407
4/30/2024	$13,455	$11,353	$15,511
5/31/2024	$13,578	$11,542	$15,652
6/30/2024	$13,622	$11,647	$15,695
7/31/2024	$13,716	$11,911	$15,810
8/31/2024	$13,797	$12,087	$15,904
9/30/2024	$13,879	$12,253	$16,021
10/31/2024	$14,003	$11,974	$16,156

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	4.31%	3.22%	3.42%
Class A	9.55%	4.23%	3.92%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Credit Suisse Leveraged Loan IndexFootnote Reference(b)	10.55%	5.89%	4.91%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 248,983,268
Holdings Count | Holding		256
Advisory Fees Paid, Amount		$ 1,232,977
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$248,983,268
Number of Portfolio Holdings	256
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,232,977
Average MaturityFootnote Reference§	4.10 years
DurationFootnote Reference†	0.31 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	2.7%
BBB	0.8
BB	18.9
B	64.8
CCC and Below	4.3
Not Rated	2.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.1%
Corporate Debt Securities	4.7
Repurchase Agreements	4.5
Asset-Backed Securities	2.7
Exchange-Traded Funds	1.2
Common Stocks	0.2
Other Investment Company	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Epicor Software Corp., Term Loan E, 1-Month Term SOFR +3.25%, 7.94%, 05/30/2031	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR +6.25%, 10.84%, 07/27/2028	0.9
PetSmart, Inc., Term Loan B, 1-Month Term SOFR +3.75%, 8.54%, 02/11/2028	0.9
First Brands Group LLC, Term Loan, 3-Month Term SOFR +5.00%, TBD%, 03/30/2027	0.8
Sophia LP, Term Loan B, 1-Month Term SOFR +3.50%, 8.29%, 10/09/2029	0.8
MH Sub I LLC, Term Loan, 1-Month Term SOFR +4.25%, 8.94%, 05/03/2028	0.8
Broadstreet Partners, Inc., Term Loan B4, 1-Month Term SOFR +3.25%, 7.94%, 06/13/2031	0.8
ABG Intermediate Holdings 2 LLC, Term Loan B, 1-Month Term SOFR +2.75%, 7.45%, 12/21/2028	0.8
Apro LLC, Term Loan B, 1-Month Term SOFR +3.75%, 8.57%, 07/09/2031	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000132298
Shareholder Report [Line Items]
Fund Name		Transamerica Floating Rate
Class Name		Class C
Trading Symbol		TFLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.69%

Expenses Paid, Amount		$ 176
Expense Ratio, Percent		1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Aside from a few speedbumps, the fiscal year ended October 31, 2024 largely exhibited a risk-on sentiment across fixed income and equity markets. The Fund maintained a risk profile which attempted to match the price rally and strong carry the loan market provided during the period. As such, and after the sub-adviser's view switched from a recessionary outlook to more of a soft-landing outlook in early 2024, the portfolio was rotated to higher-yielding assets. This was especially true within single B rated credits, where allocations increased throughout the year. The fund was also able to increase its yield during the fiscal year, while maintaining an underweight to CCCs in an attempt to protect from some degree of downside given tight valuations. The fund had a material rotation from lower yielding assets to higher yielding assets throughout the year. This rotation was achieved by selling of certain BB and single B loans with limited price upside and lower carry than the benchmark; selling of lower-coupon, longer-duration bonds; and active participation in the primary market for both new issue loans and secured bonds with higher-coupon/shorter-duration profiles. The portfolio also participated less in re-pricings for existing loans if the new spread was below the benchmark than in past years. This concerted effort positioned the portfolio to have a better ongoing carry aimed at helping the fund to better keep up in risk-on environments like the market experienced during the fiscal year.

The fund benefitted from some one-off price rallies in beaten down names the sub-adviser decided to keep like Quorum Health Corp. and Rackspace Finance, while also benefitting from avoiding some names in the benchmark that experienced large losses such as Quest Software and RSA Security. Sector selection and allocation weren't overly material to performance during the year as most sectors generally kept pace with the benchmark. Food was an exception, as the sector underperformed overall. However, within the fund the allocation contributed to returns based on strong security selection. There were a few individual names like Avaya Inc. and Phoenix Services International LLC which hurt performance in the fiscal year but that the sub-adviser has remained committed to long-term. However, price recovery can take years to play out for such smaller, less liquid situations. At the ratings level, CCC security selection contributed to returns, as was an overweight allocation to single Bs. This was offset by a cash drag in an up market and security selection in single Bs.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Universal Bond Index	Credit Suisse Leveraged Loan Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,043	$10,054	$10,046
12/31/2014	$9,981	$10,036	$9,935
1/31/2015	$10,027	$10,227	$9,960
2/28/2015	$10,130	$10,167	$10,100
3/31/2015	$10,165	$10,209	$10,140
4/30/2015	$10,230	$10,197	$10,231
5/31/2015	$10,231	$10,180	$10,252
6/30/2015	$10,214	$10,066	$10,220
7/31/2015	$10,249	$10,125	$10,229
8/31/2015	$10,212	$10,095	$10,162
9/30/2015	$10,174	$10,134	$10,094
10/31/2015	$10,198	$10,167	$10,081
11/30/2015	$10,118	$10,130	$9,991
12/31/2015	$10,062	$10,079	$9,896
1/31/2016	$10,047	$10,190	$9,825
2/29/2016	$10,021	$10,263	$9,770
3/31/2016	$10,238	$10,388	$10,028
4/30/2016	$10,362	$10,459	$10,218
5/31/2016	$10,446	$10,467	$10,311
6/30/2016	$10,432	$10,652	$10,315
7/31/2016	$10,536	$10,739	$10,460
8/31/2016	$10,565	$10,751	$10,542
9/30/2016	$10,638	$10,753	$10,634
10/31/2016	$10,678	$10,682	$10,716
11/30/2016	$10,676	$10,442	$10,751
12/31/2016	$10,771	$10,473	$10,874
1/31/2017	$10,812	$10,510	$10,932
2/28/2017	$10,850	$10,591	$10,996
3/31/2017	$10,854	$10,588	$11,005
4/30/2017	$10,902	$10,675	$11,053
5/31/2017	$10,928	$10,758	$11,095
6/30/2017	$10,921	$10,749	$11,088
7/31/2017	$10,971	$10,802	$11,174
8/31/2017	$10,967	$10,895	$11,159
9/30/2017	$10,996	$10,857	$11,205
10/31/2017	$11,037	$10,870	$11,279
11/30/2017	$11,031	$10,854	$11,292
12/31/2017	$11,061	$10,901	$11,336
1/31/2018	$11,135	$10,797	$11,458
2/28/2018	$11,142	$10,694	$11,479
3/31/2018	$11,163	$10,748	$11,515
4/30/2018	$11,207	$10,676	$11,571
5/31/2018	$11,196	$10,735	$11,594
6/30/2018	$11,186	$10,719	$11,605
7/31/2018	$11,243	$10,741	$11,702
8/31/2018	$11,279	$10,794	$11,750
9/30/2018	$11,337	$10,748	$11,830
10/31/2018	$11,318	$10,658	$11,830
11/30/2018	$11,218	$10,706	$11,734
12/31/2018	$10,969	$10,874	$11,465
1/31/2019	$11,219	$11,024	$11,729
2/28/2019	$11,375	$11,036	$11,913
3/31/2019	$11,360	$11,235	$11,898
4/30/2019	$11,506	$11,251	$12,087
5/31/2019	$11,490	$11,423	$12,060
6/30/2019	$11,519	$11,585	$12,087
7/31/2019	$11,596	$11,619	$12,181
8/31/2019	$11,565	$11,882	$12,147
9/30/2019	$11,579	$11,830	$12,198
10/31/2019	$11,508	$11,869	$12,139
11/30/2019	$11,497	$11,866	$12,206
12/31/2019	$11,640	$11,884	$12,403
1/31/2020	$11,722	$12,097	$12,468
2/29/2020	$11,619	$12,278	$12,300
3/31/2020	$10,177	$12,039	$10,767
4/30/2020	$10,562	$12,280	$11,229
5/31/2020	$10,909	$12,394	$11,656
6/30/2020	$11,022	$12,498	$11,813
7/31/2020	$11,211	$12,717	$12,035
8/31/2020	$11,347	$12,644	$12,216
9/30/2020	$11,435	$12,621	$12,300
10/31/2020	$11,476	$12,576	$12,321
11/30/2020	$11,669	$12,740	$12,584
12/31/2020	$11,734	$12,784	$12,747
1/31/2021	$11,824	$12,704	$12,909
2/28/2021	$11,873	$12,540	$12,995
3/31/2021	$11,869	$12,394	$13,003
4/30/2021	$11,916	$12,498	$13,069
5/31/2021	$11,962	$12,546	$13,137
6/30/2021	$11,990	$12,637	$13,191
7/31/2021	$11,967	$12,764	$13,190
8/31/2021	$11,985	$12,756	$13,254
9/30/2021	$12,033	$12,647	$13,340
10/31/2021	$12,056	$12,636	$13,372
11/30/2021	$11,996	$12,652	$13,351
12/31/2021	$12,065	$12,643	$13,435
1/31/2022	$12,059	$12,366	$13,484
2/28/2022	$11,979	$12,197	$13,417
3/31/2022	$11,974	$11,870	$13,422
4/30/2022	$11,947	$11,427	$13,445
5/31/2022	$11,656	$11,490	$13,107
6/30/2022	$11,404	$11,261	$12,838
7/31/2022	$11,636	$11,544	$13,077
8/31/2022	$11,784	$11,244	$13,278
9/30/2022	$11,557	$10,759	$12,990
10/31/2022	$11,655	$10,641	$13,101
11/30/2022	$11,754	$11,038	$13,246
12/31/2022	$11,778	$11,001	$13,293
1/31/2023	$12,041	$11,342	$13,634
2/28/2023	$12,079	$11,063	$13,720
3/31/2023	$12,033	$11,323	$13,707
4/30/2023	$12,134	$11,392	$13,837
5/31/2023	$12,047	$11,274	$13,825
6/30/2023	$12,324	$11,256	$14,134
7/31/2023	$12,427	$11,267	$14,318
8/31/2023	$12,519	$11,200	$14,484
9/30/2023	$12,597	$10,932	$14,611
10/31/2023	$12,554	$10,768	$14,615
11/30/2023	$12,691	$11,253	$14,790
12/31/2023	$12,871	$11,680	$15,027
1/31/2024	$12,908	$11,652	$15,145
2/29/2024	$13,009	$11,512	$15,280
3/31/2024	$13,103	$11,625	$15,407
4/30/2024	$13,167	$11,353	$15,511
5/31/2024	$13,266	$11,542	$15,652
6/30/2024	$13,316	$11,647	$15,695
7/31/2024	$13,399	$11,911	$15,810
8/31/2024	$13,457	$12,087	$15,904
9/30/2024	$13,544	$12,253	$16,021
10/31/2024	$13,642	$11,974	$16,156

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	7.67%	3.46%	3.15%
Class C	8.67%	3.46%	3.15%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Credit Suisse Leveraged Loan IndexFootnote Reference(b)	10.55%	5.89%	4.91%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 248,983,268
Holdings Count | Holding		256
Advisory Fees Paid, Amount		$ 1,232,977
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$248,983,268
Number of Portfolio Holdings	256
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,232,977
Average MaturityFootnote Reference§	4.10 years
DurationFootnote Reference†	0.31 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	2.7%
BBB	0.8
BB	18.9
B	64.8
CCC and Below	4.3
Not Rated	2.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.1%
Corporate Debt Securities	4.7
Repurchase Agreements	4.5
Asset-Backed Securities	2.7
Exchange-Traded Funds	1.2
Common Stocks	0.2
Other Investment Company	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Epicor Software Corp., Term Loan E, 1-Month Term SOFR +3.25%, 7.94%, 05/30/2031	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR +6.25%, 10.84%, 07/27/2028	0.9
PetSmart, Inc., Term Loan B, 1-Month Term SOFR +3.75%, 8.54%, 02/11/2028	0.9
First Brands Group LLC, Term Loan, 3-Month Term SOFR +5.00%, TBD%, 03/30/2027	0.8
Sophia LP, Term Loan B, 1-Month Term SOFR +3.50%, 8.29%, 10/09/2029	0.8
MH Sub I LLC, Term Loan, 1-Month Term SOFR +4.25%, 8.94%, 05/03/2028	0.8
Broadstreet Partners, Inc., Term Loan B4, 1-Month Term SOFR +3.25%, 7.94%, 06/13/2031	0.8
ABG Intermediate Holdings 2 LLC, Term Loan B, 1-Month Term SOFR +2.75%, 7.45%, 12/21/2028	0.8
Apro LLC, Term Loan B, 1-Month Term SOFR +3.75%, 8.57%, 07/09/2031	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000132299
Shareholder Report [Line Items]
Fund Name		Transamerica Floating Rate
Class Name		Class I
Trading Symbol		TFLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.62%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Aside from a few speedbumps, the fiscal year ended October 31, 2024 largely exhibited a risk-on sentiment across fixed income and equity markets. The Fund maintained a risk profile which attempted to match the price rally and strong carry the loan market provided during the period. As such, and after the sub-adviser's view switched from a recessionary outlook to more of a soft-landing outlook in early 2024, the portfolio was rotated to higher-yielding assets. This was especially true within single B rated credits, where allocations increased throughout the year. The fund was also able to increase its yield during the fiscal year, while maintaining an underweight to CCCs in an attempt to protect from some degree of downside given tight valuations. The fund had a material rotation from lower yielding assets to higher yielding assets throughout the year. This rotation was achieved by selling of certain BB and single B loans with limited price upside and lower carry than the benchmark; selling of lower-coupon, longer-duration bonds; and active participation in the primary market for both new issue loans and secured bonds with higher-coupon/shorter-duration profiles. The portfolio also participated less in re-pricings for existing loans if the new spread was below the benchmark than in past years. This concerted effort positioned the portfolio to have a better ongoing carry aimed at helping the fund to better keep up in risk-on environments like the market experienced during the fiscal year.

The fund benefitted from some one-off price rallies in beaten down names the sub-adviser decided to keep like Quorum Health Corp. and Rackspace Finance, while also benefitting from avoiding some names in the benchmark that experienced large losses such as Quest Software and RSA Security. Sector selection and allocation weren't overly material to performance during the year as most sectors generally kept pace with the benchmark. Food was an exception, as the sector underperformed overall. However, within the fund the allocation contributed to returns based on strong security selection. There were a few individual names like Avaya Inc. and Phoenix Services International LLC which hurt performance in the fiscal year but that the sub-adviser has remained committed to long-term. However, price recovery can take years to play out for such smaller, less liquid situations. At the ratings level, CCC security selection contributed to returns, as was an overweight allocation to single Bs. This was offset by a cash drag in an up market and security selection in single Bs.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Bond Index	Credit Suisse Leveraged Loan Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,051	$10,054	$10,046
12/31/2014	$9,998	$10,036	$9,935
1/31/2015	$10,053	$10,227	$9,960
2/28/2015	$10,163	$10,167	$10,100
3/31/2015	$10,207	$10,209	$10,140
4/30/2015	$10,270	$10,197	$10,231
5/31/2015	$10,280	$10,180	$10,252
6/30/2015	$10,282	$10,066	$10,220
7/31/2015	$10,313	$10,125	$10,229
8/31/2015	$10,274	$10,095	$10,162
9/30/2015	$10,234	$10,134	$10,094
10/31/2015	$10,267	$10,167	$10,081
11/30/2015	$10,215	$10,130	$9,991
12/31/2015	$10,167	$10,079	$9,896
1/31/2016	$10,160	$10,190	$9,825
2/29/2016	$10,142	$10,263	$9,770
3/31/2016	$10,349	$10,388	$10,028
4/30/2016	$10,472	$10,459	$10,218
5/31/2016	$10,566	$10,467	$10,311
6/30/2016	$10,561	$10,652	$10,315
7/31/2016	$10,687	$10,739	$10,460
8/31/2016	$10,725	$10,751	$10,542
9/30/2016	$10,797	$10,753	$10,634
10/31/2016	$10,858	$10,682	$10,716
11/30/2016	$10,854	$10,442	$10,751
12/31/2016	$10,960	$10,473	$10,874
1/31/2017	$11,011	$10,510	$10,932
2/28/2017	$11,069	$10,591	$10,996
3/31/2017	$11,082	$10,588	$11,005
4/30/2017	$11,129	$10,675	$11,053
5/31/2017	$11,166	$10,758	$11,095
6/30/2017	$11,179	$10,749	$11,088
7/31/2017	$11,239	$10,802	$11,174
8/31/2017	$11,233	$10,895	$11,159
9/30/2017	$11,273	$10,857	$11,205
10/31/2017	$11,335	$10,870	$11,279
11/30/2017	$11,327	$10,854	$11,292
12/31/2017	$11,367	$10,901	$11,336
1/31/2018	$11,453	$10,797	$11,458
2/28/2018	$11,469	$10,694	$11,479
3/31/2018	$11,500	$10,748	$11,515
4/30/2018	$11,555	$10,676	$11,571
5/31/2018	$11,553	$10,735	$11,594
6/30/2018	$11,552	$10,719	$11,605
7/31/2018	$11,633	$10,741	$11,702
8/31/2018	$11,668	$10,794	$11,750
9/30/2018	$11,738	$10,748	$11,830
10/31/2018	$11,740	$10,658	$11,830
11/30/2018	$11,645	$10,706	$11,734
12/31/2018	$11,396	$10,874	$11,465
1/31/2019	$11,666	$11,024	$11,729
2/28/2019	$11,825	$11,036	$11,913
3/31/2019	$11,831	$11,235	$11,898
4/30/2019	$11,993	$11,251	$12,087
5/31/2019	$11,974	$11,423	$12,060
6/30/2019	$12,026	$11,585	$12,087
7/31/2019	$12,104	$11,619	$12,181
8/31/2019	$12,083	$11,882	$12,147
9/30/2019	$12,120	$11,830	$12,198
10/31/2019	$12,055	$11,869	$12,139
11/30/2019	$12,041	$11,866	$12,206
12/31/2019	$12,201	$11,884	$12,403
1/31/2020	$12,297	$12,097	$12,468
2/29/2020	$12,199	$12,278	$12,300
3/31/2020	$10,688	$12,039	$10,767
4/30/2020	$11,102	$12,280	$11,229
5/31/2020	$11,478	$12,394	$11,656
6/30/2020	$11,607	$12,498	$11,813
7/31/2020	$11,804	$12,717	$12,035
8/31/2020	$11,958	$12,644	$12,216
9/30/2020	$12,061	$12,621	$12,300
10/31/2020	$12,114	$12,576	$12,321
11/30/2020	$12,329	$12,740	$12,584
12/31/2020	$12,409	$12,784	$12,747
1/31/2021	$12,515	$12,704	$12,909
2/28/2021	$12,577	$12,540	$12,995
3/31/2021	$12,583	$12,394	$13,003
4/30/2021	$12,643	$12,498	$13,069
5/31/2021	$12,702	$12,546	$13,137
6/30/2021	$12,743	$12,637	$13,191
7/31/2021	$12,730	$12,764	$13,190
8/31/2021	$12,759	$12,756	$13,254
9/30/2021	$12,821	$12,647	$13,340
10/31/2021	$12,843	$12,636	$13,372
11/30/2021	$12,802	$12,652	$13,351
12/31/2021	$12,888	$12,643	$13,435
1/31/2022	$12,892	$12,366	$13,484
2/28/2022	$12,816	$12,197	$13,417
3/31/2022	$12,821	$11,870	$13,422
4/30/2022	$12,802	$11,427	$13,445
5/31/2022	$12,485	$11,490	$13,107
6/30/2022	$12,238	$11,261	$12,838
7/31/2022	$12,498	$11,544	$13,077
8/31/2022	$12,668	$11,244	$13,278
9/30/2022	$12,433	$10,759	$12,990
10/31/2022	$12,549	$10,641	$13,101
11/30/2022	$12,667	$11,038	$13,246
12/31/2022	$12,703	$11,001	$13,293
1/31/2023	$12,999	$11,342	$13,634
2/28/2023	$13,049	$11,063	$13,720
3/31/2023	$13,010	$11,323	$13,707
4/30/2023	$13,131	$11,392	$13,837
5/31/2023	$13,048	$11,274	$13,825
6/30/2023	$13,362	$11,256	$14,134
7/31/2023	$13,486	$11,267	$14,318
8/31/2023	$13,599	$11,200	$14,484
9/30/2023	$13,696	$10,932	$14,611
10/31/2023	$13,660	$10,768	$14,615
11/30/2023	$13,807	$11,253	$14,790
12/31/2023	$14,031	$11,680	$15,027
1/31/2024	$14,084	$11,652	$15,145
2/29/2024	$14,207	$11,512	$15,280
3/31/2024	$14,323	$11,625	$15,407
4/30/2024	$14,389	$11,353	$15,511
5/31/2024	$14,526	$11,542	$15,652
6/30/2024	$14,593	$11,647	$15,695
7/31/2024	$14,697	$11,911	$15,810
8/31/2024	$14,773	$12,087	$15,904
9/30/2024	$14,882	$12,253	$16,021
10/31/2024	$15,002	$11,974	$16,156

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	9.83%	4.47%	4.14%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Credit Suisse Leveraged Loan IndexFootnote Reference(b)	10.55%	5.89%	4.91%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 248,983,268
Holdings Count | Holding		256
Advisory Fees Paid, Amount		$ 1,232,977
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$248,983,268
Number of Portfolio Holdings	256
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,232,977
Average MaturityFootnote Reference§	4.10 years
DurationFootnote Reference†	0.31 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	2.7%
BBB	0.8
BB	18.9
B	64.8
CCC and Below	4.3
Not Rated	2.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.1%
Corporate Debt Securities	4.7
Repurchase Agreements	4.5
Asset-Backed Securities	2.7
Exchange-Traded Funds	1.2
Common Stocks	0.2
Other Investment Company	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Epicor Software Corp., Term Loan E, 1-Month Term SOFR +3.25%, 7.94%, 05/30/2031	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR +6.25%, 10.84%, 07/27/2028	0.9
PetSmart, Inc., Term Loan B, 1-Month Term SOFR +3.75%, 8.54%, 02/11/2028	0.9
First Brands Group LLC, Term Loan, 3-Month Term SOFR +5.00%, TBD%, 03/30/2027	0.8
Sophia LP, Term Loan B, 1-Month Term SOFR +3.50%, 8.29%, 10/09/2029	0.8
MH Sub I LLC, Term Loan, 1-Month Term SOFR +4.25%, 8.94%, 05/03/2028	0.8
Broadstreet Partners, Inc., Term Loan B4, 1-Month Term SOFR +3.25%, 7.94%, 06/13/2031	0.8
ABG Intermediate Holdings 2 LLC, Term Loan B, 1-Month Term SOFR +2.75%, 7.45%, 12/21/2028	0.8
Apro LLC, Term Loan B, 1-Month Term SOFR +3.75%, 8.57%, 07/09/2031	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000132300
Shareholder Report [Line Items]
Fund Name		Transamerica Floating Rate
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$65	0.62%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Aside from a few speedbumps, the fiscal year ended October 31, 2024 largely exhibited a risk-on sentiment across fixed income and equity markets. The Fund maintained a risk profile which attempted to match the price rally and strong carry the loan market provided during the period. As such, and after the sub-adviser's view switched from a recessionary outlook to more of a soft-landing outlook in early 2024, the portfolio was rotated to higher-yielding assets. This was especially true within single B rated credits, where allocations increased throughout the year. The fund was also able to increase its yield during the fiscal year, while maintaining an underweight to CCCs in an attempt to protect from some degree of downside given tight valuations. The fund had a material rotation from lower yielding assets to higher yielding assets throughout the year. This rotation was achieved by selling of certain BB and single B loans with limited price upside and lower carry than the benchmark; selling of lower-coupon, longer-duration bonds; and active participation in the primary market for both new issue loans and secured bonds with higher-coupon/shorter-duration profiles. The portfolio also participated less in re-pricings for existing loans if the new spread was below the benchmark than in past years. This concerted effort positioned the portfolio to have a better ongoing carry aimed at helping the fund to better keep up in risk-on environments like the market experienced during the fiscal year.

The fund benefitted from some one-off price rallies in beaten down names the sub-adviser decided to keep like Quorum Health Corp. and Rackspace Finance, while also benefitting from avoiding some names in the benchmark that experienced large losses such as Quest Software and RSA Security. Sector selection and allocation weren't overly material to performance during the year as most sectors generally kept pace with the benchmark. Food was an exception, as the sector underperformed overall. However, within the fund the allocation contributed to returns based on strong security selection. There were a few individual names like Avaya Inc. and Phoenix Services International LLC which hurt performance in the fiscal year but that the sub-adviser has remained committed to long-term. However, price recovery can take years to play out for such smaller, less liquid situations. At the ratings level, CCC security selection contributed to returns, as was an overweight allocation to single Bs. This was offset by a cash drag in an up market and security selection in single Bs.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg U.S. Universal Bond Index	Credit Suisse Leveraged Loan Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,050	$10,054	$10,046
12/31/2014	$9,997	$10,036	$9,935
1/31/2015	$10,052	$10,227	$9,960
2/28/2015	$10,162	$10,167	$10,100
3/31/2015	$10,206	$10,209	$10,140
4/30/2015	$10,270	$10,197	$10,231
5/31/2015	$10,280	$10,180	$10,252
6/30/2015	$10,281	$10,066	$10,220
7/31/2015	$10,325	$10,125	$10,229
8/31/2015	$10,297	$10,095	$10,162
9/30/2015	$10,267	$10,134	$10,094
10/31/2015	$10,300	$10,167	$10,081
11/30/2015	$10,228	$10,130	$9,991
12/31/2015	$10,181	$10,079	$9,896
1/31/2016	$10,174	$10,190	$9,825
2/29/2016	$10,156	$10,263	$9,770
3/31/2016	$10,385	$10,388	$10,028
4/30/2016	$10,509	$10,459	$10,218
5/31/2016	$10,604	$10,467	$10,311
6/30/2016	$10,610	$10,652	$10,315
7/31/2016	$10,726	$10,739	$10,460
8/31/2016	$10,765	$10,751	$10,542
9/30/2016	$10,837	$10,753	$10,634
10/31/2016	$10,898	$10,682	$10,716
11/30/2016	$10,906	$10,442	$10,751
12/31/2016	$11,013	$10,473	$10,874
1/31/2017	$11,065	$10,510	$10,932
2/28/2017	$11,113	$10,591	$10,996
3/31/2017	$11,127	$10,588	$11,005
4/30/2017	$11,175	$10,675	$11,053
5/31/2017	$11,212	$10,758	$11,095
6/30/2017	$11,226	$10,749	$11,088
7/31/2017	$11,287	$10,802	$11,174
8/31/2017	$11,293	$10,895	$11,159
9/30/2017	$11,333	$10,857	$11,205
10/31/2017	$11,384	$10,870	$11,279
11/30/2017	$11,388	$10,854	$11,292
12/31/2017	$11,429	$10,901	$11,336
1/31/2018	$11,516	$10,797	$11,458
2/28/2018	$11,532	$10,694	$11,479
3/31/2018	$11,564	$10,748	$11,515
4/30/2018	$11,608	$10,676	$11,571
5/31/2018	$11,619	$10,735	$11,594
6/30/2018	$11,619	$10,719	$11,605
7/31/2018	$11,689	$10,741	$11,702
8/31/2018	$11,737	$10,794	$11,750
9/30/2018	$11,796	$10,748	$11,830
10/31/2018	$11,797	$10,658	$11,830
11/30/2018	$11,704	$10,706	$11,734
12/31/2018	$11,454	$10,874	$11,465
1/31/2019	$11,725	$11,024	$11,729
2/28/2019	$11,897	$11,036	$11,913
3/31/2019	$11,892	$11,235	$11,898
4/30/2019	$12,055	$11,251	$12,087
5/31/2019	$12,049	$11,423	$12,060
6/30/2019	$12,091	$11,585	$12,087
7/31/2019	$12,182	$11,619	$12,181
8/31/2019	$12,161	$11,882	$12,147
9/30/2019	$12,188	$11,830	$12,198
10/31/2019	$12,125	$11,869	$12,139
11/30/2019	$12,124	$11,866	$12,206
12/31/2019	$12,267	$11,884	$12,403
1/31/2020	$12,364	$12,097	$12,468
2/29/2020	$12,265	$12,278	$12,300
3/31/2020	$10,763	$12,039	$10,767
4/30/2020	$11,166	$12,280	$11,229
5/31/2020	$11,556	$12,394	$11,656
6/30/2020	$11,686	$12,498	$11,813
7/31/2020	$11,883	$12,717	$12,035
8/31/2020	$12,037	$12,644	$12,216
9/30/2020	$12,140	$12,621	$12,300
10/31/2020	$12,192	$12,576	$12,321
11/30/2020	$12,421	$12,740	$12,584
12/31/2020	$12,501	$12,784	$12,747
1/31/2021	$12,607	$12,704	$12,909
2/28/2021	$12,656	$12,540	$12,995
3/31/2021	$12,662	$12,394	$13,003
4/30/2021	$12,736	$12,498	$13,069
5/31/2021	$12,796	$12,546	$13,137
6/30/2021	$12,837	$12,637	$13,191
7/31/2021	$12,810	$12,764	$13,190
8/31/2021	$12,854	$12,756	$13,254
9/30/2021	$12,916	$12,647	$13,340
10/31/2021	$12,939	$12,636	$13,372
11/30/2021	$12,900	$12,652	$13,351
12/31/2021	$12,986	$12,643	$13,435
1/31/2022	$12,978	$12,366	$13,484
2/28/2022	$12,903	$12,197	$13,417
3/31/2022	$12,910	$11,870	$13,422
4/30/2022	$12,905	$11,427	$13,445
5/31/2022	$12,588	$11,490	$13,107
6/30/2022	$12,327	$11,261	$12,838
7/31/2022	$12,588	$11,544	$13,077
8/31/2022	$12,759	$11,244	$13,278
9/30/2022	$12,524	$10,759	$12,990
10/31/2022	$12,640	$10,641	$13,101
11/30/2022	$12,758	$11,038	$13,246
12/31/2022	$12,795	$11,001	$13,293
1/31/2023	$13,092	$11,342	$13,634
2/28/2023	$13,142	$11,063	$13,720
3/31/2023	$13,104	$11,323	$13,707
4/30/2023	$13,226	$11,392	$13,837
5/31/2023	$13,143	$11,274	$13,825
6/30/2023	$13,458	$11,256	$14,134
7/31/2023	$13,583	$11,267	$14,318
8/31/2023	$13,697	$11,200	$14,484
9/30/2023	$13,795	$10,932	$14,611
10/31/2023	$13,759	$10,768	$14,615
11/30/2023	$13,923	$11,253	$14,790
12/31/2023	$14,132	$11,680	$15,027
1/31/2024	$14,186	$11,652	$15,145
2/29/2024	$14,310	$11,512	$15,280
3/31/2024	$14,427	$11,625	$15,407
4/30/2024	$14,510	$11,353	$15,511
5/31/2024	$14,631	$11,542	$15,652
6/30/2024	$14,700	$11,647	$15,695
7/31/2024	$14,805	$11,911	$15,810
8/31/2024	$14,882	$12,087	$15,904
9/30/2024	$14,991	$12,253	$16,021
10/31/2024	$15,130	$11,974	$16,156

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	9.96%	4.53%	4.23%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Credit Suisse Leveraged Loan IndexFootnote Reference(b)	10.55%	5.89%	4.91%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 248,983,268
Holdings Count | Holding		256
Advisory Fees Paid, Amount		$ 1,232,977
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$248,983,268
Number of Portfolio Holdings	256
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,232,977
Average MaturityFootnote Reference§	4.10 years
DurationFootnote Reference†	0.31 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	2.7%
BBB	0.8
BB	18.9
B	64.8
CCC and Below	4.3
Not Rated	2.0
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.1%
Corporate Debt Securities	4.7
Repurchase Agreements	4.5
Asset-Backed Securities	2.7
Exchange-Traded Funds	1.2
Common Stocks	0.2
Other Investment Company	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Epicor Software Corp., Term Loan E, 1-Month Term SOFR +3.25%, 7.94%, 05/30/2031	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR +6.25%, 10.84%, 07/27/2028	0.9
PetSmart, Inc., Term Loan B, 1-Month Term SOFR +3.75%, 8.54%, 02/11/2028	0.9
First Brands Group LLC, Term Loan, 3-Month Term SOFR +5.00%, TBD%, 03/30/2027	0.8
Sophia LP, Term Loan B, 1-Month Term SOFR +3.50%, 8.29%, 10/09/2029	0.8
MH Sub I LLC, Term Loan, 1-Month Term SOFR +4.25%, 8.94%, 05/03/2028	0.8
Broadstreet Partners, Inc., Term Loan B4, 1-Month Term SOFR +3.25%, 7.94%, 06/13/2031	0.8
ABG Intermediate Holdings 2 LLC, Term Loan B, 1-Month Term SOFR +2.75%, 7.45%, 12/21/2028	0.8
Apro LLC, Term Loan B, 1-Month Term SOFR +3.75%, 8.57%, 07/09/2031	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021252
Shareholder Report [Line Items]
Fund Name		Transamerica Government Money Market
Class Name		Class A
Trading Symbol		IATXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
AssetsNet		$ 427,681,798
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 1,076,699
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$427,681,798
Number of Portfolio Holdings	141
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,076,699
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term U.S. Government Obligations	40.8%
Repurchase Agreements	31.6
Short-Term U.S. Government Agency Obligations	14.5
U.S. Government Obligations	8.4
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2025	2.2%
U.S. Treasury Bills, 4.56%, 03/04/2025	1.9
U.S. Treasury Bills, 4.81%, 11/21/2024	1.9
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Floating Rate Notes, 4.75%, 10/31/2026	1.6
U.S. Treasury Bills, 5.38%, 11/29/2024	1.4
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4
U.S. Treasury Bills, 4.56%, 01/28/2025	1.3
U.S. Treasury Bills, 4.75%, 12/03/2024	1.3
U.S. Treasury Bills, 4.96%, 01/07/2025	1.3

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021254
Shareholder Report [Line Items]
Fund Name		Transamerica Government Money Market
Class Name		Class C
Trading Symbol		IMLXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.43%

Expenses Paid, Amount		$ 146
Expense Ratio, Percent		1.43%
AssetsNet		$ 427,681,798
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 1,076,699
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$427,681,798
Number of Portfolio Holdings	141
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,076,699
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term U.S. Government Obligations	40.8%
Repurchase Agreements	31.6
Short-Term U.S. Government Agency Obligations	14.5
U.S. Government Obligations	8.4
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2025	2.2%
U.S. Treasury Bills, 4.56%, 03/04/2025	1.9
U.S. Treasury Bills, 4.81%, 11/21/2024	1.9
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Floating Rate Notes, 4.75%, 10/31/2026	1.6
U.S. Treasury Bills, 5.38%, 11/29/2024	1.4
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4
U.S. Treasury Bills, 4.56%, 01/28/2025	1.3
U.S. Treasury Bills, 4.75%, 12/03/2024	1.3
U.S. Treasury Bills, 4.96%, 01/07/2025	1.3

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000081830
Shareholder Report [Line Items]
Fund Name		Transamerica Government Money Market
Class Name		Class I
Trading Symbol		TAMXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.38%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.38%
AssetsNet		$ 427,681,798
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 1,076,699
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$427,681,798
Number of Portfolio Holdings	141
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,076,699
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term U.S. Government Obligations	40.8%
Repurchase Agreements	31.6
Short-Term U.S. Government Agency Obligations	14.5
U.S. Government Obligations	8.4
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2025	2.2%
U.S. Treasury Bills, 4.56%, 03/04/2025	1.9
U.S. Treasury Bills, 4.81%, 11/21/2024	1.9
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Floating Rate Notes, 4.75%, 10/31/2026	1.6
U.S. Treasury Bills, 5.38%, 11/29/2024	1.4
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4
U.S. Treasury Bills, 4.56%, 01/28/2025	1.3
U.S. Treasury Bills, 4.75%, 12/03/2024	1.3
U.S. Treasury Bills, 4.96%, 01/07/2025	1.3

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021255
Shareholder Report [Line Items]
Fund Name		Transamerica Government Money Market
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$34	0.33%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.33%
AssetsNet		$ 427,681,798
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 1,076,699
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$427,681,798
Number of Portfolio Holdings	141
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,076,699
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term U.S. Government Obligations	40.8%
Repurchase Agreements	31.6
Short-Term U.S. Government Agency Obligations	14.5
U.S. Government Obligations	8.4
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2025	2.2%
U.S. Treasury Bills, 4.56%, 03/04/2025	1.9
U.S. Treasury Bills, 4.81%, 11/21/2024	1.9
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Floating Rate Notes, 4.75%, 10/31/2026	1.6
U.S. Treasury Bills, 5.38%, 11/29/2024	1.4
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4
U.S. Treasury Bills, 4.56%, 01/28/2025	1.3
U.S. Treasury Bills, 4.75%, 12/03/2024	1.3
U.S. Treasury Bills, 4.96%, 01/07/2025	1.3

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171813
Shareholder Report [Line Items]
Fund Name		Transamerica Government Money Market
Class Name		Class I3
Trading Symbol		TGTXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$34	0.33%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.33%
AssetsNet		$ 427,681,798
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 1,076,699
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$427,681,798
Number of Portfolio Holdings	141
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,076,699
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term U.S. Government Obligations	40.8%
Repurchase Agreements	31.6
Short-Term U.S. Government Agency Obligations	14.5
U.S. Government Obligations	8.4
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2025	2.2%
U.S. Treasury Bills, 4.56%, 03/04/2025	1.9
U.S. Treasury Bills, 4.81%, 11/21/2024	1.9
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Floating Rate Notes, 4.75%, 10/31/2026	1.6
U.S. Treasury Bills, 5.38%, 11/29/2024	1.4
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4
U.S. Treasury Bills, 4.56%, 01/28/2025	1.3
U.S. Treasury Bills, 4.75%, 12/03/2024	1.3
U.S. Treasury Bills, 4.96%, 01/07/2025	1.3

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171811
Shareholder Report [Line Items]
Fund Name		Transamerica Government Money Market
Class Name		Class R2
Trading Symbol		TGRXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$75	0.73%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.73%
AssetsNet		$ 427,681,798
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 1,076,699
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$427,681,798
Number of Portfolio Holdings	141
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,076,699
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term U.S. Government Obligations	40.8%
Repurchase Agreements	31.6
Short-Term U.S. Government Agency Obligations	14.5
U.S. Government Obligations	8.4
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2025	2.2%
U.S. Treasury Bills, 4.56%, 03/04/2025	1.9
U.S. Treasury Bills, 4.81%, 11/21/2024	1.9
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Floating Rate Notes, 4.75%, 10/31/2026	1.6
U.S. Treasury Bills, 5.38%, 11/29/2024	1.4
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4
U.S. Treasury Bills, 4.56%, 01/28/2025	1.3
U.S. Treasury Bills, 4.75%, 12/03/2024	1.3
U.S. Treasury Bills, 4.96%, 01/07/2025	1.3

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171812
Shareholder Report [Line Items]
Fund Name		Transamerica Government Money Market
Class Name		Class R4
Trading Symbol		TFGXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.50%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.50%
AssetsNet		$ 427,681,798
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 1,076,699
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$427,681,798
Number of Portfolio Holdings	141
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,076,699
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term U.S. Government Obligations	40.8%
Repurchase Agreements	31.6
Short-Term U.S. Government Agency Obligations	14.5
U.S. Government Obligations	8.4
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2025	2.2%
U.S. Treasury Bills, 4.56%, 03/04/2025	1.9
U.S. Treasury Bills, 4.81%, 11/21/2024	1.9
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Floating Rate Notes, 4.75%, 10/31/2026	1.6
U.S. Treasury Bills, 5.38%, 11/29/2024	1.4
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4
U.S. Treasury Bills, 4.56%, 01/28/2025	1.3
U.S. Treasury Bills, 4.75%, 12/03/2024	1.3
U.S. Treasury Bills, 4.96%, 01/07/2025	1.3

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021232
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Bond
Class Name		Class A
Trading Symbol		IHIYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.03%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the selection in B-rated bonds detracted the most from relative performance. In addition, the underweight allocation to CCCs and below was a notable detractor. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. This underweight weighed on relative performance as a risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. Conversely, while the Fund had lower exposure to CCCs and below, the selection within this category contributed positively to relative returns. In addition, the underweight positioning in BBs also benefited relative performance during the fiscal year.

By sector, the largest contributor was energy. Although the Fund had a relatively neutral allocation to the energy sector versus the benchmark during most of the period, security selection within the sector added value. Other sub-sector contributors during the year included the insurance and communications sectors. Notably, the communications sector was volatile as the industry grappled with broader secular changes including shifting media consumption behaviors. Company-specific challenges also created headwinds. While some of these positions detracted from performance during the first half of 2024, the selection within communications added value in the third quarter as many of the Fund’s holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals and technology companies, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
10/31/2014	$9,528	$10,000	$10,000
11/30/2014	$9,478	$10,054	$9,928
12/31/2014	$9,390	$10,036	$9,784
1/31/2015	$9,446	$10,227	$9,849
2/28/2015	$9,626	$10,167	$10,086
3/31/2015	$9,592	$10,209	$10,031
4/30/2015	$9,693	$10,197	$10,152
5/31/2015	$9,726	$10,180	$10,183
6/30/2015	$9,615	$10,066	$10,031
7/31/2015	$9,614	$10,125	$9,973
8/31/2015	$9,450	$10,095	$9,799
9/30/2015	$9,171	$10,134	$9,547
10/31/2015	$9,422	$10,167	$9,809
11/30/2015	$9,197	$10,130	$9,592
12/31/2015	$8,952	$10,079	$9,351
1/31/2016	$8,823	$10,190	$9,200
2/29/2016	$8,823	$10,263	$9,253
3/31/2016	$9,166	$10,388	$9,664
4/30/2016	$9,431	$10,459	$10,042
5/31/2016	$9,472	$10,467	$10,104
6/30/2016	$9,538	$10,652	$10,197
7/31/2016	$9,780	$10,739	$10,473
8/31/2016	$10,012	$10,751	$10,692
9/30/2016	$10,076	$10,753	$10,763
10/31/2016	$10,076	$10,682	$10,805
11/30/2016	$10,022	$10,442	$10,754
12/31/2016	$10,219	$10,473	$10,952
1/31/2017	$10,363	$10,510	$11,111
2/28/2017	$10,523	$10,591	$11,273
3/31/2017	$10,490	$10,588	$11,248
4/30/2017	$10,605	$10,675	$11,377
5/31/2017	$10,709	$10,758	$11,476
6/30/2017	$10,733	$10,749	$11,492
7/31/2017	$10,859	$10,802	$11,619
8/31/2017	$10,841	$10,895	$11,614
9/30/2017	$10,899	$10,857	$11,719
10/31/2017	$10,947	$10,870	$11,768
11/30/2017	$10,891	$10,854	$11,738
12/31/2017	$10,923	$10,901	$11,774
1/31/2018	$10,981	$10,797	$11,844
2/28/2018	$10,899	$10,694	$11,744
3/31/2018	$10,829	$10,748	$11,673
4/30/2018	$10,891	$10,676	$11,749
5/31/2018	$10,879	$10,735	$11,746
6/30/2018	$10,915	$10,719	$11,793
7/31/2018	$11,024	$10,741	$11,921
8/31/2018	$11,073	$10,794	$12,009
9/30/2018	$11,122	$10,748	$12,076
10/31/2018	$10,924	$10,658	$11,883
11/30/2018	$10,851	$10,706	$11,781
12/31/2018	$10,620	$10,874	$11,529
1/31/2019	$11,108	$11,024	$12,050
2/28/2019	$11,264	$11,036	$12,250
3/31/2019	$11,365	$11,235	$12,365
4/30/2019	$11,463	$11,251	$12,541
5/31/2019	$11,308	$11,423	$12,392
6/30/2019	$11,585	$11,585	$12,674
7/31/2019	$11,646	$11,619	$12,746
8/31/2019	$11,697	$11,882	$12,797
9/30/2019	$11,735	$11,830	$12,843
10/31/2019	$11,776	$11,869	$12,879
11/30/2019	$11,851	$11,866	$12,921
12/31/2019	$12,059	$11,884	$13,179
1/31/2020	$12,041	$12,097	$13,183
2/29/2020	$11,799	$12,278	$12,997
3/31/2020	$10,230	$12,039	$11,507
4/30/2020	$10,585	$12,280	$12,029
5/31/2020	$11,049	$12,394	$12,554
6/30/2020	$11,149	$12,498	$12,674
7/31/2020	$11,656	$12,717	$13,264
8/31/2020	$11,797	$12,644	$13,392
9/30/2020	$11,692	$12,621	$13,254
10/31/2020	$11,736	$12,576	$13,320
11/30/2020	$12,235	$12,740	$13,847
12/31/2020	$12,488	$12,784	$14,108
1/31/2021	$12,533	$12,704	$14,155
2/28/2021	$12,606	$12,540	$14,207
3/31/2021	$12,643	$12,394	$14,229
4/30/2021	$12,797	$12,498	$14,383
5/31/2021	$12,844	$12,546	$14,425
6/30/2021	$13,003	$12,637	$14,618
7/31/2021	$13,035	$12,764	$14,673
8/31/2021	$13,095	$12,756	$14,749
9/30/2021	$13,097	$12,647	$14,749
10/31/2021	$13,072	$12,636	$14,722
11/30/2021	$12,974	$12,652	$14,577
12/31/2021	$13,194	$12,643	$14,850
1/31/2022	$12,866	$12,366	$14,445
2/28/2022	$12,738	$12,197	$14,297
3/31/2022	$12,623	$11,870	$14,134
4/30/2022	$12,160	$11,427	$13,632
5/31/2022	$12,180	$11,490	$13,664
6/30/2022	$11,350	$11,261	$12,744
7/31/2022	$12,035	$11,544	$13,495
8/31/2022	$11,729	$11,244	$13,185
9/30/2022	$11,217	$10,759	$12,662
10/31/2022	$11,538	$10,641	$12,991
11/30/2022	$11,741	$11,038	$13,272
12/31/2022	$11,643	$11,001	$13,190
1/31/2023	$12,059	$11,342	$13,692
2/28/2023	$11,866	$11,063	$13,517
3/31/2023	$11,889	$11,323	$13,660
4/30/2023	$12,002	$11,392	$13,798
5/31/2023	$11,884	$11,274	$13,671
6/30/2023	$12,045	$11,256	$13,900
7/31/2023	$12,207	$11,267	$14,092
8/31/2023	$12,203	$11,200	$14,133
9/30/2023	$12,059	$10,932	$13,964
10/31/2023	$11,896	$10,768	$13,800
11/30/2023	$12,379	$11,253	$14,425
12/31/2023	$12,816	$11,680	$14,963
1/31/2024	$12,796	$11,652	$14,962
2/29/2024	$12,826	$11,512	$15,006
3/31/2024	$12,938	$11,625	$15,184
4/30/2024	$12,791	$11,353	$15,041
5/31/2024	$12,922	$11,542	$15,206
6/30/2024	$13,037	$11,647	$15,350
7/31/2024	$13,286	$11,911	$15,648
8/31/2024	$13,488	$12,087	$15,903
9/30/2024	$13,691	$12,253	$16,161
10/31/2024	$13,627	$11,974	$16,073

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	9.17%	1.97%	3.14%
Class A	14.56%	2.96%	3.64%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.53%	4.86%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,337,543,568
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 7,928,860
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,337,543,568
Number of Portfolio Holdings	308
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,928,860
Average MaturityFootnote Reference§	4.94 years
DurationFootnote Reference†	2.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	9.0%
BB	45.2
B	34.7
CCC and Below	7.4
Not Rated	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	91.7
Other Investment Company	9.4
Loan Assignments	4.6
Repurchase Agreements	2.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.4%
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.56%, 12/21/2065	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.0
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.0
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.8
Landsea Homes Corp., 8.88%, 04/01/2029	0.8
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Harvest Midstream I LP, 7.50%, 05/15/2032	0.7
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.7
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/2029	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021234
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Bond
Class Name		Class C
Trading Symbol		INCLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.72%

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the selection in B-rated bonds detracted the most from relative performance. In addition, the underweight allocation to CCCs and below was a notable detractor. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. This underweight weighed on relative performance as a risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. Conversely, while the Fund had lower exposure to CCCs and below, the selection within this category contributed positively to relative returns. In addition, the underweight positioning in BBs also benefited relative performance during the fiscal year.

By sector, the largest contributor was energy. Although the Fund had a relatively neutral allocation to the energy sector versus the benchmark during most of the period, security selection within the sector added value. Other sub-sector contributors during the year included the insurance and communications sectors. Notably, the communications sector was volatile as the industry grappled with broader secular changes including shifting media consumption behaviors. Company-specific challenges also created headwinds. While some of these positions detracted from performance during the first half of 2024, the selection within communications added value in the third quarter as many of the Fund’s holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals and technology companies, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,942	$10,054	$9,928
12/31/2014	$9,843	$10,036	$9,784
1/31/2015	$9,885	$10,227	$9,849
2/28/2015	$10,079	$10,167	$10,086
3/31/2015	$10,038	$10,209	$10,031
4/30/2015	$10,127	$10,197	$10,152
5/31/2015	$10,154	$10,180	$10,183
6/30/2015	$10,032	$10,066	$10,031
7/31/2015	$10,024	$10,125	$9,973
8/31/2015	$9,858	$10,095	$9,799
9/30/2015	$9,549	$10,134	$9,547
10/31/2015	$9,805	$10,167	$9,809
11/30/2015	$9,576	$10,130	$9,592
12/31/2015	$9,313	$10,079	$9,351
1/31/2016	$9,161	$10,190	$9,200
2/29/2016	$9,168	$10,263	$9,253
3/31/2016	$9,519	$10,388	$9,664
4/30/2016	$9,790	$10,459	$10,042
5/31/2016	$9,815	$10,467	$10,104
6/30/2016	$9,878	$10,652	$10,197
7/31/2016	$10,137	$10,739	$10,473
8/31/2016	$10,372	$10,751	$10,692
9/30/2016	$10,421	$10,753	$10,763
10/31/2016	$10,427	$10,682	$10,805
11/30/2016	$10,364	$10,442	$10,754
12/31/2016	$10,562	$10,473	$10,952
1/31/2017	$10,694	$10,510	$11,111
2/28/2017	$10,866	$10,591	$11,273
3/31/2017	$10,813	$10,588	$11,248
4/30/2017	$10,937	$10,675	$11,377
5/31/2017	$11,039	$10,758	$11,476
6/30/2017	$11,057	$10,749	$11,492
7/31/2017	$11,170	$10,802	$11,619
8/31/2017	$11,156	$10,895	$11,614
9/30/2017	$11,209	$10,857	$11,719
10/31/2017	$11,251	$10,870	$11,768
11/30/2017	$11,188	$10,854	$11,738
12/31/2017	$11,202	$10,901	$11,774
1/31/2018	$11,268	$10,797	$11,844
2/28/2018	$11,165	$10,694	$11,744
3/31/2018	$11,098	$10,748	$11,673
4/30/2018	$11,143	$10,676	$11,749
5/31/2018	$11,137	$10,735	$11,746
6/30/2018	$11,156	$10,719	$11,793
7/31/2018	$11,261	$10,741	$11,921
8/31/2018	$11,318	$10,794	$12,009
9/30/2018	$11,361	$10,748	$12,076
10/31/2018	$11,152	$10,658	$11,883
11/30/2018	$11,065	$10,706	$11,781
12/31/2018	$10,820	$10,874	$11,529
1/31/2019	$11,312	$11,024	$12,050
2/28/2019	$11,464	$11,036	$12,250
3/31/2019	$11,548	$11,235	$12,365
4/30/2019	$11,654	$11,251	$12,541
5/31/2019	$11,490	$11,423	$12,392
6/30/2019	$11,752	$11,585	$12,674
7/31/2019	$11,808	$11,619	$12,746
8/31/2019	$11,853	$11,882	$12,797
9/30/2019	$11,898	$11,830	$12,843
10/31/2019	$11,919	$11,869	$12,879
11/30/2019	$12,002	$11,866	$12,921
12/31/2019	$12,206	$11,884	$13,179
1/31/2020	$12,180	$12,097	$13,183
2/29/2020	$11,927	$12,278	$12,997
3/31/2020	$10,327	$12,039	$11,507
4/30/2020	$10,682	$12,280	$12,029
5/31/2020	$11,160	$12,394	$12,554
6/30/2020	$11,255	$12,498	$12,674
7/31/2020	$11,761	$12,717	$13,264
8/31/2020	$11,883	$12,644	$13,392
9/30/2020	$11,784	$12,621	$13,254
10/31/2020	$11,821	$12,576	$13,320
11/30/2020	$12,305	$12,740	$13,847
12/31/2020	$12,551	$12,784	$14,108
1/31/2021	$12,589	$12,704	$14,155
2/28/2021	$12,655	$12,540	$14,207
3/31/2021	$12,685	$12,394	$14,229
4/30/2021	$12,831	$12,498	$14,383
5/31/2021	$12,870	$12,546	$14,425
6/30/2021	$13,021	$12,637	$14,618
7/31/2021	$13,045	$12,764	$14,673
8/31/2021	$13,097	$12,756	$14,749
9/30/2021	$13,106	$12,647	$14,749
10/31/2021	$13,073	$12,636	$14,722
11/30/2021	$12,952	$12,652	$14,577
12/31/2021	$13,165	$12,643	$14,850
1/31/2022	$12,842	$12,366	$14,445
2/28/2022	$12,707	$12,197	$14,297
3/31/2022	$12,569	$11,870	$14,134
4/30/2022	$12,099	$11,427	$13,632
5/31/2022	$12,112	$11,490	$13,664
6/30/2022	$11,289	$11,261	$12,744
7/31/2022	$11,952	$11,544	$13,495
8/31/2022	$11,639	$11,244	$13,185
9/30/2022	$11,136	$10,759	$12,662
10/31/2022	$11,449	$10,641	$12,991
11/30/2022	$11,645	$11,038	$13,272
12/31/2022	$11,539	$11,001	$13,190
1/31/2023	$11,961	$11,342	$13,692
2/28/2023	$11,778	$11,063	$13,517
3/31/2023	$11,794	$11,323	$13,660
4/30/2023	$11,900	$11,392	$13,798
5/31/2023	$11,775	$11,274	$13,671
6/30/2023	$11,927	$11,256	$13,900
7/31/2023	$12,096	$11,267	$14,092
8/31/2023	$12,069	$11,200	$14,133
9/30/2023	$11,920	$10,932	$13,964
10/31/2023	$11,751	$10,768	$13,800
11/30/2023	$12,222	$11,253	$14,425
12/31/2023	$12,631	$11,680	$14,963
1/31/2024	$12,620	$11,652	$14,962
2/29/2024	$12,642	$11,512	$15,006
3/31/2024	$12,746	$11,625	$15,184
4/30/2024	$12,594	$11,353	$15,041
5/31/2024	$12,715	$11,542	$15,206
6/30/2024	$12,822	$11,647	$15,350
7/31/2024	$13,060	$11,911	$15,648
8/31/2024	$13,252	$12,087	$15,903
9/30/2024	$13,445	$12,253	$16,161
10/31/2024	$13,376	$11,974	$16,073

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	12.83%	2.33%	2.95%
Class C	13.83%	2.33%	2.95%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.53%	4.86%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,337,543,568
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 7,928,860
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,337,543,568
Number of Portfolio Holdings	308
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,928,860
Average MaturityFootnote Reference§	4.94 years
DurationFootnote Reference†	2.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	9.0%
BB	45.2
B	34.7
CCC and Below	7.4
Not Rated	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	91.7
Other Investment Company	9.4
Loan Assignments	4.6
Repurchase Agreements	2.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.4%
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.56%, 12/21/2065	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.0
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.0
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.8
Landsea Homes Corp., 8.88%, 04/01/2029	0.8
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Harvest Midstream I LP, 7.50%, 05/15/2032	0.7
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.7
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/2029	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000081826
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Bond
Class Name		Class I
Trading Symbol		TDHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.62%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the selection in B-rated bonds detracted the most from relative performance. In addition, the underweight allocation to CCCs and below was a notable detractor. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. This underweight weighed on relative performance as a risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. Conversely, while the Fund had lower exposure to CCCs and below, the selection within this category contributed positively to relative returns. In addition, the underweight positioning in BBs also benefited relative performance during the fiscal year.

By sector, the largest contributor was energy. Although the Fund had a relatively neutral allocation to the energy sector versus the benchmark during most of the period, security selection within the sector added value. Other sub-sector contributors during the year included the insurance and communications sectors. Notably, the communications sector was volatile as the industry grappled with broader secular changes including shifting media consumption behaviors. Company-specific challenges also created headwinds. While some of these positions detracted from performance during the first half of 2024, the selection within communications added value in the third quarter as many of the Fund’s holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals and technology companies, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,951	$10,054	$9,928
12/31/2014	$9,861	$10,036	$9,784
1/31/2015	$9,922	$10,227	$9,849
2/28/2015	$10,112	$10,167	$10,086
3/31/2015	$10,088	$10,209	$10,031
4/30/2015	$10,184	$10,197	$10,152
5/31/2015	$10,231	$10,180	$10,183
6/30/2015	$10,118	$10,066	$10,031
7/31/2015	$10,108	$10,125	$9,973
8/31/2015	$9,940	$10,095	$9,799
9/30/2015	$9,650	$10,134	$9,547
10/31/2015	$9,915	$10,167	$9,809
11/30/2015	$9,682	$10,130	$9,592
12/31/2015	$9,429	$10,079	$9,351
1/31/2016	$9,284	$10,190	$9,200
2/29/2016	$9,298	$10,263	$9,253
3/31/2016	$9,659	$10,388	$9,664
4/30/2016	$9,938	$10,459	$10,042
5/31/2016	$9,983	$10,467	$10,104
6/30/2016	$10,055	$10,652	$10,197
7/31/2016	$10,323	$10,739	$10,473
8/31/2016	$10,569	$10,751	$10,692
9/30/2016	$10,627	$10,753	$10,763
10/31/2016	$10,641	$10,682	$10,805
11/30/2016	$10,587	$10,442	$10,754
12/31/2016	$10,796	$10,473	$10,952
1/31/2017	$10,940	$10,510	$11,111
2/28/2017	$11,122	$10,591	$11,273
3/31/2017	$11,078	$10,588	$11,248
4/30/2017	$11,202	$10,675	$11,377
5/31/2017	$11,326	$10,758	$11,476
6/30/2017	$11,355	$10,749	$11,492
7/31/2017	$11,479	$10,802	$11,619
8/31/2017	$11,463	$10,895	$11,614
9/30/2017	$11,540	$10,857	$11,719
10/31/2017	$11,581	$10,870	$11,768
11/30/2017	$11,538	$10,854	$11,738
12/31/2017	$11,562	$10,901	$11,774
1/31/2018	$11,639	$10,797	$11,844
2/28/2018	$11,544	$10,694	$11,744
3/31/2018	$11,473	$10,748	$11,673
4/30/2018	$11,530	$10,676	$11,749
5/31/2018	$11,534	$10,735	$11,746
6/30/2018	$11,563	$10,719	$11,793
7/31/2018	$11,681	$10,741	$11,921
8/31/2018	$11,737	$10,794	$12,009
9/30/2018	$11,805	$10,748	$12,076
10/31/2018	$11,600	$10,658	$11,883
11/30/2018	$11,521	$10,706	$11,781
12/31/2018	$11,280	$10,874	$11,529
1/31/2019	$11,797	$11,024	$12,050
2/28/2019	$11,963	$11,036	$12,250
3/31/2019	$12,061	$11,235	$12,365
4/30/2019	$12,182	$11,251	$12,541
5/31/2019	$12,009	$11,423	$12,392
6/30/2019	$12,305	$11,585	$12,674
7/31/2019	$12,374	$11,619	$12,746
8/31/2019	$12,431	$11,882	$12,797
9/30/2019	$12,475	$11,830	$12,843
10/31/2019	$12,520	$11,869	$12,879
11/30/2019	$12,618	$11,866	$12,921
12/31/2019	$12,841	$11,884	$13,179
1/31/2020	$12,827	$12,097	$13,183
2/29/2020	$12,576	$12,278	$12,997
3/31/2020	$10,905	$12,039	$11,507
4/30/2020	$11,286	$12,280	$12,029
5/31/2020	$11,797	$12,394	$12,554
6/30/2020	$11,936	$12,498	$12,674
7/31/2020	$12,478	$12,717	$13,264
8/31/2020	$12,633	$12,644	$13,392
9/30/2020	$12,527	$12,621	$13,254
10/31/2020	$12,578	$12,576	$13,320
11/30/2020	$13,113	$12,740	$13,847
12/31/2020	$13,385	$12,784	$14,108
1/31/2021	$13,438	$12,704	$14,155
2/28/2021	$13,521	$12,540	$14,207
3/31/2021	$13,565	$12,394	$14,229
4/30/2021	$13,733	$12,498	$14,383
5/31/2021	$13,788	$12,546	$14,425
6/30/2021	$13,961	$12,637	$14,618
7/31/2021	$14,000	$12,764	$14,673
8/31/2021	$14,069	$12,756	$14,749
9/30/2021	$14,076	$12,647	$14,749
10/31/2021	$14,054	$12,636	$14,722
11/30/2021	$13,955	$12,652	$14,577
12/31/2021	$14,195	$12,643	$14,850
1/31/2022	$13,850	$12,366	$14,445
2/28/2022	$13,718	$12,197	$14,297
3/31/2022	$13,585	$11,870	$14,134
4/30/2022	$13,096	$11,427	$13,632
5/31/2022	$13,122	$11,490	$13,664
6/30/2022	$12,240	$11,261	$12,744
7/31/2022	$12,961	$11,544	$13,495
8/31/2022	$12,638	$11,244	$13,185
9/30/2022	$12,095	$10,759	$12,662
10/31/2022	$12,446	$10,641	$12,991
11/30/2022	$12,685	$11,038	$13,272
12/31/2022	$12,568	$11,001	$13,190
1/31/2023	$13,051	$11,342	$13,692
2/28/2023	$12,850	$11,063	$13,517
3/31/2023	$12,896	$11,323	$13,660
4/30/2023	$13,023	$11,392	$13,798
5/31/2023	$12,885	$11,274	$13,671
6/30/2023	$13,079	$11,256	$13,900
7/31/2023	$13,258	$11,267	$14,092
8/31/2023	$13,259	$11,200	$14,133
9/30/2023	$13,093	$10,932	$13,964
10/31/2023	$12,923	$10,768	$13,800
11/30/2023	$13,448	$11,253	$14,425
12/31/2023	$13,924	$11,680	$14,963
1/31/2024	$13,925	$11,652	$14,962
2/29/2024	$13,962	$11,512	$15,006
3/31/2024	$14,088	$11,625	$15,184
4/30/2024	$13,918	$11,353	$15,041
5/31/2024	$14,083	$11,542	$15,206
6/30/2024	$14,195	$11,647	$15,350
7/31/2024	$14,488	$11,911	$15,648
8/31/2024	$14,694	$12,087	$15,903
9/30/2024	$14,938	$12,253	$16,161
10/31/2024	$14,858	$11,974	$16,073

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	14.98%	3.48%	4.04%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.53%	4.86%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,337,543,568
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 7,928,860
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,337,543,568
Number of Portfolio Holdings	308
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,928,860
Average MaturityFootnote Reference§	4.94 years
DurationFootnote Reference†	2.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	9.0%
BB	45.2
B	34.7
CCC and Below	7.4
Not Rated	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	91.7
Other Investment Company	9.4
Loan Assignments	4.6
Repurchase Agreements	2.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.4%
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.56%, 12/21/2065	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.0
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.0
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.8
Landsea Homes Corp., 8.88%, 04/01/2029	0.8
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Harvest Midstream I LP, 7.50%, 05/15/2032	0.7
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.7
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/2029	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021235
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Bond
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$66	0.61%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the selection in B-rated bonds detracted the most from relative performance. In addition, the underweight allocation to CCCs and below was a notable detractor. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. This underweight weighed on relative performance as a risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. Conversely, while the Fund had lower exposure to CCCs and below, the selection within this category contributed positively to relative returns. In addition, the underweight positioning in BBs also benefited relative performance during the fiscal year.

By sector, the largest contributor was energy. Although the Fund had a relatively neutral allocation to the energy sector versus the benchmark during most of the period, security selection within the sector added value. Other sub-sector contributors during the year included the insurance and communications sectors. Notably, the communications sector was volatile as the industry grappled with broader secular changes including shifting media consumption behaviors. Company-specific challenges also created headwinds. While some of these positions detracted from performance during the first half of 2024, the selection within communications added value in the third quarter as many of the Fund’s holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals and technology companies, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,952	$10,054	$9,928
12/31/2014	$9,863	$10,036	$9,784
1/31/2015	$9,914	$10,227	$9,849
2/28/2015	$10,115	$10,167	$10,086
3/31/2015	$10,082	$10,209	$10,031
4/30/2015	$10,180	$10,197	$10,152
5/31/2015	$10,227	$10,180	$10,183
6/30/2015	$10,105	$10,066	$10,031
7/31/2015	$10,107	$10,125	$9,973
8/31/2015	$9,940	$10,095	$9,799
9/30/2015	$9,652	$10,134	$9,547
10/31/2015	$9,916	$10,167	$9,809
11/30/2015	$9,685	$10,130	$9,592
12/31/2015	$9,433	$10,079	$9,351
1/31/2016	$9,290	$10,190	$9,200
2/29/2016	$9,305	$10,263	$9,253
3/31/2016	$9,666	$10,388	$9,664
4/30/2016	$9,946	$10,459	$10,042
5/31/2016	$9,992	$10,467	$10,104
6/30/2016	$10,064	$10,652	$10,197
7/31/2016	$10,333	$10,739	$10,473
8/31/2016	$10,579	$10,751	$10,692
9/30/2016	$10,638	$10,753	$10,763
10/31/2016	$10,653	$10,682	$10,805
11/30/2016	$10,600	$10,442	$10,754
12/31/2016	$10,822	$10,473	$10,952
1/31/2017	$10,966	$10,510	$11,111
2/28/2017	$11,149	$10,591	$11,273
3/31/2017	$11,107	$10,588	$11,248
4/30/2017	$11,231	$10,675	$11,377
5/31/2017	$11,357	$10,758	$11,476
6/30/2017	$11,387	$10,749	$11,492
7/31/2017	$11,512	$10,802	$11,619
8/31/2017	$11,497	$10,895	$11,614
9/30/2017	$11,576	$10,857	$11,719
10/31/2017	$11,617	$10,870	$11,768
11/30/2017	$11,576	$10,854	$11,738
12/31/2017	$11,601	$10,901	$11,774
1/31/2018	$11,667	$10,797	$11,844
2/28/2018	$11,585	$10,694	$11,744
3/31/2018	$11,516	$10,748	$11,673
4/30/2018	$11,586	$10,676	$11,749
5/31/2018	$11,579	$10,735	$11,746
6/30/2018	$11,622	$10,719	$11,793
7/31/2018	$11,741	$10,741	$11,921
8/31/2018	$11,799	$10,794	$12,009
9/30/2018	$11,855	$10,748	$12,076
10/31/2018	$11,652	$10,658	$11,883
11/30/2018	$11,560	$10,706	$11,781
12/31/2018	$11,333	$10,874	$11,529
1/31/2019	$11,852	$11,024	$12,050
2/28/2019	$12,020	$11,036	$12,250
3/31/2019	$12,132	$11,235	$12,365
4/30/2019	$12,241	$11,251	$12,541
5/31/2019	$12,083	$11,423	$12,392
6/30/2019	$12,381	$11,585	$12,674
7/31/2019	$12,451	$11,619	$12,746
8/31/2019	$12,510	$11,882	$12,797
9/30/2019	$12,556	$11,830	$12,843
10/31/2019	$12,603	$11,869	$12,879
11/30/2019	$12,689	$11,866	$12,921
12/31/2019	$12,914	$11,884	$13,179
1/31/2020	$12,914	$12,097	$13,183
2/29/2020	$12,649	$12,278	$12,997
3/31/2020	$10,974	$12,039	$11,507
4/30/2020	$11,357	$12,280	$12,029
5/31/2020	$11,869	$12,394	$12,554
6/30/2020	$11,980	$12,498	$12,674
7/31/2020	$12,524	$12,717	$13,264
8/31/2020	$12,679	$12,644	$13,392
9/30/2020	$12,573	$12,621	$13,254
10/31/2020	$12,625	$12,576	$13,320
11/30/2020	$13,176	$12,740	$13,847
12/31/2020	$13,449	$12,784	$14,108
1/31/2021	$13,503	$12,704	$14,155
2/28/2021	$13,585	$12,540	$14,207
3/31/2021	$13,630	$12,394	$14,229
4/30/2021	$13,783	$12,498	$14,383
5/31/2021	$13,854	$12,546	$14,425
6/30/2021	$14,028	$12,637	$14,618
7/31/2021	$14,052	$12,764	$14,673
8/31/2021	$14,137	$12,756	$14,749
9/30/2021	$14,144	$12,647	$14,749
10/31/2021	$14,123	$12,636	$14,722
11/30/2021	$14,023	$12,652	$14,577
12/31/2021	$14,264	$12,643	$14,850
1/31/2022	$13,918	$12,366	$14,445
2/28/2022	$13,771	$12,197	$14,297
3/31/2022	$13,653	$11,870	$14,134
4/30/2022	$13,147	$11,427	$13,632
5/31/2022	$13,189	$11,490	$13,664
6/30/2022	$12,289	$11,261	$12,744
7/31/2022	$13,027	$11,544	$13,495
8/31/2022	$12,704	$11,244	$13,185
9/30/2022	$12,160	$10,759	$12,662
10/31/2022	$12,510	$10,641	$12,991
11/30/2022	$12,749	$11,038	$13,272
12/31/2022	$12,633	$11,001	$13,190
1/31/2023	$13,118	$11,342	$13,692
2/28/2023	$12,915	$11,063	$13,517
3/31/2023	$12,962	$11,323	$13,660
4/30/2023	$13,090	$11,392	$13,798
5/31/2023	$12,968	$11,274	$13,671
6/30/2023	$13,146	$11,256	$13,900
7/31/2023	$13,326	$11,267	$14,092
8/31/2023	$13,328	$11,200	$14,133
9/30/2023	$13,178	$10,932	$13,964
10/31/2023	$12,991	$10,768	$13,800
11/30/2023	$13,518	$11,253	$14,425
12/31/2023	$13,995	$11,680	$14,963
1/31/2024	$13,997	$11,652	$14,962
2/29/2024	$14,035	$11,512	$15,006
3/31/2024	$14,162	$11,625	$15,184
4/30/2024	$14,009	$11,353	$15,041
5/31/2024	$14,157	$11,542	$15,206
6/30/2024	$14,287	$11,647	$15,350
7/31/2024	$14,564	$11,911	$15,648
8/31/2024	$14,789	$12,087	$15,903
9/30/2024	$15,034	$12,253	$16,161
10/31/2024	$14,955	$11,974	$16,073

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	15.11%	3.48%	4.11%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.53%	4.86%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,337,543,568
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 7,928,860
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,337,543,568
Number of Portfolio Holdings	308
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,928,860
Average MaturityFootnote Reference§	4.94 years
DurationFootnote Reference†	2.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	9.0%
BB	45.2
B	34.7
CCC and Below	7.4
Not Rated	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	91.7
Other Investment Company	9.4
Loan Assignments	4.6
Repurchase Agreements	2.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.4%
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.56%, 12/21/2065	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.0
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.0
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.8
Landsea Homes Corp., 8.88%, 04/01/2029	0.8
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Harvest Midstream I LP, 7.50%, 05/15/2032	0.7
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.7
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/2029	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171810
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Bond
Class Name		Class I3
Trading Symbol		TAHTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$66	0.61%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the selection in B-rated bonds detracted the most from relative performance. In addition, the underweight allocation to CCCs and below was a notable detractor. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. This underweight weighed on relative performance as a risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. Conversely, while the Fund had lower exposure to CCCs and below, the selection within this category contributed positively to relative returns. In addition, the underweight positioning in BBs also benefited relative performance during the fiscal year.

By sector, the largest contributor was energy. Although the Fund had a relatively neutral allocation to the energy sector versus the benchmark during most of the period, security selection within the sector added value. Other sub-sector contributors during the year included the insurance and communications sectors. Notably, the communications sector was volatile as the industry grappled with broader secular changes including shifting media consumption behaviors. Company-specific challenges also created headwinds. While some of these positions detracted from performance during the first half of 2024, the selection within communications added value in the third quarter as many of the Fund’s holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals and technology companies, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
3/24/2017	$10,000	$10,000	$10,000
3/31/2017	$10,086	$10,022	$10,104
4/30/2017	$10,199	$10,106	$10,220
5/31/2017	$10,313	$10,183	$10,309
6/30/2017	$10,340	$10,175	$10,323
7/31/2017	$10,454	$10,226	$10,437
8/31/2017	$10,441	$10,314	$10,433
9/30/2017	$10,513	$10,277	$10,527
10/31/2017	$10,551	$10,290	$10,571
11/30/2017	$10,514	$10,274	$10,544
12/31/2017	$10,536	$10,320	$10,576
1/31/2018	$10,608	$10,220	$10,640
2/28/2018	$10,522	$10,123	$10,549
3/31/2018	$10,460	$10,174	$10,486
4/30/2018	$10,524	$10,106	$10,554
5/31/2018	$10,518	$10,162	$10,551
6/30/2018	$10,557	$10,147	$10,593
7/31/2018	$10,666	$10,168	$10,709
8/31/2018	$10,719	$10,218	$10,788
9/30/2018	$10,770	$10,174	$10,848
10/31/2018	$10,586	$10,089	$10,675
11/30/2018	$10,500	$10,135	$10,583
12/31/2018	$10,281	$10,293	$10,356
1/31/2019	$10,764	$10,435	$10,824
2/28/2019	$10,917	$10,447	$11,004
3/31/2019	$11,007	$10,635	$11,107
4/30/2019	$11,118	$10,650	$11,265
5/31/2019	$10,974	$10,813	$11,132
6/30/2019	$11,233	$10,966	$11,385
7/31/2019	$11,296	$10,999	$11,449
8/31/2019	$11,350	$11,248	$11,495
9/30/2019	$11,404	$11,199	$11,537
10/31/2019	$11,434	$11,235	$11,569
11/30/2019	$11,524	$11,233	$11,607
12/31/2019	$11,729	$11,250	$11,839
1/31/2020	$11,716	$11,451	$11,842
2/29/2020	$11,475	$11,623	$11,675
3/31/2020	$9,954	$11,396	$10,337
4/30/2020	$10,315	$11,624	$10,805
5/31/2020	$10,780	$11,733	$11,277
6/30/2020	$10,881	$11,831	$11,385
7/31/2020	$11,375	$12,038	$11,915
8/31/2020	$11,515	$11,969	$12,030
9/30/2020	$11,419	$11,947	$11,906
10/31/2020	$11,466	$11,905	$11,965
11/30/2020	$11,953	$12,060	$12,439
12/31/2020	$12,202	$12,102	$12,673
1/31/2021	$12,264	$12,026	$12,715
2/28/2021	$12,338	$11,871	$12,762
3/31/2021	$12,379	$11,732	$12,782
4/30/2021	$12,519	$11,831	$12,920
5/31/2021	$12,569	$11,876	$12,958
6/30/2021	$12,727	$11,963	$13,131
7/31/2021	$12,763	$12,083	$13,181
8/31/2021	$12,826	$12,075	$13,249
9/30/2021	$12,846	$11,972	$13,248
10/31/2021	$12,827	$11,962	$13,224
11/30/2021	$12,722	$11,976	$13,094
12/31/2021	$12,955	$11,968	$13,340
1/31/2022	$12,641	$11,706	$12,976
2/28/2022	$12,507	$11,546	$12,843
3/31/2022	$12,400	$11,237	$12,697
4/30/2022	$11,941	$10,817	$12,246
5/31/2022	$11,965	$10,877	$12,275
6/30/2022	$11,161	$10,660	$11,447
7/31/2022	$11,833	$10,928	$12,123
8/31/2022	$11,539	$10,644	$11,844
9/30/2022	$11,045	$10,185	$11,374
10/31/2022	$11,362	$10,073	$11,670
11/30/2022	$11,580	$10,449	$11,922
12/31/2022	$11,474	$10,413	$11,848
1/31/2023	$11,914	$10,736	$12,299
2/28/2023	$11,731	$10,473	$12,142
3/31/2023	$11,773	$10,718	$12,271
4/30/2023	$11,889	$10,784	$12,394
5/31/2023	$11,763	$10,672	$12,280
6/30/2023	$11,925	$10,655	$12,486
7/31/2023	$12,104	$10,666	$12,659
8/31/2023	$12,090	$10,602	$12,695
9/30/2023	$11,954	$10,349	$12,544
10/31/2023	$11,800	$10,193	$12,396
11/30/2023	$12,278	$10,652	$12,958
12/31/2023	$12,712	$11,056	$13,441
1/31/2024	$12,713	$11,030	$13,440
2/29/2024	$12,747	$10,897	$13,480
3/31/2024	$12,863	$11,004	$13,639
4/30/2024	$12,708	$10,747	$13,511
5/31/2024	$12,858	$10,925	$13,659
6/30/2024	$12,977	$11,025	$13,788
7/31/2024	$13,228	$11,276	$14,056
8/31/2024	$13,432	$11,442	$14,286
9/30/2024	$13,639	$11,599	$14,517
10/31/2024	$13,583	$11,335	$14,438

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/24/17
Class I3	15.11%	3.50%	4.11%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.66%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.53%	4.95%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,337,543,568
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 7,928,860
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,337,543,568
Number of Portfolio Holdings	308
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,928,860
Average MaturityFootnote Reference§	4.94 years
DurationFootnote Reference†	2.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	9.0%
BB	45.2
B	34.7
CCC and Below	7.4
Not Rated	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	91.7
Other Investment Company	9.4
Loan Assignments	4.6
Repurchase Agreements	2.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.4%
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.56%, 12/21/2065	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.0
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.0
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.8
Landsea Homes Corp., 8.88%, 04/01/2029	0.8
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Harvest Midstream I LP, 7.50%, 05/15/2032	0.7
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.7
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/2029	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171808
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Bond
Class Name		Class R
Trading Symbol		TAHRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$118	1.10%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the selection in B-rated bonds detracted the most from relative performance. In addition, the underweight allocation to CCCs and below was a notable detractor. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. This underweight weighed on relative performance as a risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. Conversely, while the Fund had lower exposure to CCCs and below, the selection within this category contributed positively to relative returns. In addition, the underweight positioning in BBs also benefited relative performance during the fiscal year.

By sector, the largest contributor was energy. Although the Fund had a relatively neutral allocation to the energy sector versus the benchmark during most of the period, security selection within the sector added value. Other sub-sector contributors during the year included the insurance and communications sectors. Notably, the communications sector was volatile as the industry grappled with broader secular changes including shifting media consumption behaviors. Company-specific challenges also created headwinds. While some of these positions detracted from performance during the first half of 2024, the selection within communications added value in the third quarter as many of the Fund’s holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals and technology companies, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
3/24/2017	$10,000	$10,000	$10,000
3/31/2017	$10,085	$10,022	$10,104
4/30/2017	$10,194	$10,106	$10,220
5/31/2017	$10,303	$10,183	$10,309
6/30/2017	$10,326	$10,175	$10,323
7/31/2017	$10,435	$10,226	$10,437
8/31/2017	$10,418	$10,314	$10,433
9/30/2017	$10,474	$10,277	$10,527
10/31/2017	$10,519	$10,290	$10,571
11/30/2017	$10,477	$10,274	$10,544
12/31/2017	$10,496	$10,320	$10,576
1/31/2018	$10,551	$10,220	$10,640
2/28/2018	$10,473	$10,123	$10,549
3/31/2018	$10,407	$10,174	$10,486
4/30/2018	$10,466	$10,106	$10,554
5/31/2018	$10,456	$10,162	$10,551
6/30/2018	$10,479	$10,147	$10,593
7/31/2018	$10,595	$10,168	$10,709
8/31/2018	$10,642	$10,218	$10,788
9/30/2018	$10,689	$10,174	$10,848
10/31/2018	$10,501	$10,089	$10,675
11/30/2018	$10,412	$10,135	$10,583
12/31/2018	$10,191	$10,293	$10,356
1/31/2019	$10,666	$10,435	$10,824
2/28/2019	$10,813	$10,447	$11,004
3/31/2019	$10,898	$10,635	$11,107
4/30/2019	$11,004	$10,650	$11,265
5/31/2019	$10,857	$10,813	$11,132
6/30/2019	$11,109	$10,966	$11,385
7/31/2019	$11,167	$10,999	$11,449
8/31/2019	$11,215	$11,248	$11,495
9/30/2019	$11,264	$11,199	$11,537
10/31/2019	$11,290	$11,235	$11,569
11/30/2019	$11,374	$11,233	$11,607
12/31/2019	$11,571	$11,250	$11,839
1/31/2020	$11,554	$11,451	$11,842
2/29/2020	$11,312	$11,623	$11,675
3/31/2020	$9,808	$11,396	$10,337
4/30/2020	$10,159	$11,624	$10,805
5/31/2020	$10,613	$11,733	$11,277
6/30/2020	$10,708	$11,831	$11,385
7/31/2020	$11,189	$12,038	$11,915
8/31/2020	$11,323	$11,969	$12,030
9/30/2020	$11,223	$11,947	$11,906
10/31/2020	$11,264	$11,905	$11,965
11/30/2020	$11,737	$12,060	$12,439
12/31/2020	$11,975	$12,102	$12,673
1/31/2021	$12,031	$12,026	$12,715
2/28/2021	$12,099	$11,871	$12,762
3/31/2021	$12,134	$11,732	$12,782
4/30/2021	$12,266	$11,831	$12,920
5/31/2021	$12,310	$11,876	$12,958
6/30/2021	$12,460	$11,963	$13,131
7/31/2021	$12,489	$12,083	$13,181
8/31/2021	$12,545	$12,075	$13,249
9/30/2021	$12,560	$11,972	$13,248
10/31/2021	$12,535	$11,962	$13,224
11/30/2021	$12,428	$11,976	$13,094
12/31/2021	$12,649	$11,968	$13,340
1/31/2022	$12,338	$11,706	$12,976
2/28/2022	$12,202	$11,546	$12,843
3/31/2022	$12,092	$11,237	$12,697
4/30/2022	$11,640	$10,817	$12,246
5/31/2022	$11,659	$10,877	$12,275
6/30/2022	$10,871	$10,660	$11,447
7/31/2022	$11,521	$10,928	$12,123
8/31/2022	$11,230	$10,644	$11,844
9/30/2022	$10,745	$10,185	$11,374
10/31/2022	$11,048	$10,073	$11,670
11/30/2022	$11,255	$10,449	$11,922
12/31/2022	$11,148	$10,413	$11,848
1/31/2023	$11,571	$10,736	$12,299
2/28/2023	$11,388	$10,473	$12,142
3/31/2023	$11,425	$10,718	$12,271
4/30/2023	$11,532	$10,784	$12,394
5/31/2023	$11,406	$10,672	$12,280
6/30/2023	$11,572	$10,655	$12,486
7/31/2023	$11,726	$10,666	$12,659
8/31/2023	$11,722	$10,602	$12,695
9/30/2023	$11,571	$10,349	$12,544
10/31/2023	$11,416	$10,193	$12,396
11/30/2023	$11,874	$10,652	$12,958
12/31/2023	$12,288	$11,056	$13,441
1/31/2024	$12,285	$11,030	$13,440
2/29/2024	$12,313	$10,897	$13,480
3/31/2024	$12,419	$11,004	$13,639
4/30/2024	$12,265	$10,747	$13,511
5/31/2024	$12,405	$10,925	$13,659
6/30/2024	$12,514	$11,025	$13,788
7/31/2024	$12,751	$11,276	$14,056
8/31/2024	$12,943	$11,442	$14,286
9/30/2024	$13,137	$11,599	$14,517
10/31/2024	$13,078	$11,335	$14,438

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/24/17
Class R	14.55%	2.98%	3.59%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.66%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.53%	4.95%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,337,543,568
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 7,928,860
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,337,543,568
Number of Portfolio Holdings	308
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,928,860
Average MaturityFootnote Reference§	4.94 years
DurationFootnote Reference†	2.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	9.0%
BB	45.2
B	34.7
CCC and Below	7.4
Not Rated	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	91.7
Other Investment Company	9.4
Loan Assignments	4.6
Repurchase Agreements	2.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.4%
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.56%, 12/21/2065	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.0
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.0
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.8
Landsea Homes Corp., 8.88%, 04/01/2029	0.8
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Harvest Midstream I LP, 7.50%, 05/15/2032	0.7
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.7
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/2029	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171809
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Bond
Class Name		Class R4
Trading Symbol		TAHFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$91	0.85%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the selection in B-rated bonds detracted the most from relative performance. In addition, the underweight allocation to CCCs and below was a notable detractor. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. This underweight weighed on relative performance as a risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. Conversely, while the Fund had lower exposure to CCCs and below, the selection within this category contributed positively to relative returns. In addition, the underweight positioning in BBs also benefited relative performance during the fiscal year.

By sector, the largest contributor was energy. Although the Fund had a relatively neutral allocation to the energy sector versus the benchmark during most of the period, security selection within the sector added value. Other sub-sector contributors during the year included the insurance and communications sectors. Notably, the communications sector was volatile as the industry grappled with broader secular changes including shifting media consumption behaviors. Company-specific challenges also created headwinds. While some of these positions detracted from performance during the first half of 2024, the selection within communications added value in the third quarter as many of the Fund’s holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals and technology companies, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
3/24/2017	$10,000	$10,000	$10,000
3/31/2017	$10,085	$10,022	$10,104
4/30/2017	$10,196	$10,106	$10,220
5/31/2017	$10,309	$10,183	$10,309
6/30/2017	$10,334	$10,175	$10,323
7/31/2017	$10,445	$10,226	$10,437
8/31/2017	$10,430	$10,314	$10,433
9/30/2017	$10,499	$10,277	$10,527
10/31/2017	$10,535	$10,290	$10,571
11/30/2017	$10,496	$10,274	$10,544
12/31/2017	$10,516	$10,320	$10,576
1/31/2018	$10,574	$10,220	$10,640
2/28/2018	$10,498	$10,123	$10,549
3/31/2018	$10,434	$10,174	$10,486
4/30/2018	$10,496	$10,106	$10,554
5/31/2018	$10,487	$10,162	$10,551
6/30/2018	$10,524	$10,147	$10,593
7/31/2018	$10,631	$10,168	$10,709
8/31/2018	$10,681	$10,218	$10,788
9/30/2018	$10,730	$10,174	$10,848
10/31/2018	$10,544	$10,089	$10,675
11/30/2018	$10,456	$10,135	$10,583
12/31/2018	$10,236	$10,293	$10,356
1/31/2019	$10,716	$10,435	$10,824
2/28/2019	$10,866	$10,447	$11,004
3/31/2019	$10,954	$10,635	$11,107
4/30/2019	$11,062	$10,650	$11,265
5/31/2019	$10,917	$10,813	$11,132
6/30/2019	$11,172	$10,966	$11,385
7/31/2019	$11,233	$10,999	$11,449
8/31/2019	$11,284	$11,248	$11,495
9/30/2019	$11,335	$11,199	$11,537
10/31/2019	$11,364	$11,235	$11,569
11/30/2019	$11,451	$11,233	$11,607
12/31/2019	$11,652	$11,250	$11,839
1/31/2020	$11,637	$11,451	$11,842
2/29/2020	$11,395	$11,623	$11,675
3/31/2020	$9,883	$11,396	$10,337
4/30/2020	$10,239	$11,624	$10,805
5/31/2020	$10,698	$11,733	$11,277
6/30/2020	$10,796	$11,831	$11,385
7/31/2020	$11,284	$12,038	$11,915
8/31/2020	$11,421	$11,969	$12,030
9/30/2020	$11,323	$11,947	$11,906
10/31/2020	$11,367	$11,905	$11,965
11/30/2020	$11,847	$12,060	$12,439
12/31/2020	$12,090	$12,102	$12,673
1/31/2021	$12,149	$12,026	$12,715
2/28/2021	$12,221	$11,871	$12,762
3/31/2021	$12,228	$11,732	$12,782
4/30/2021	$12,373	$11,831	$12,920
5/31/2021	$12,420	$11,876	$12,958
6/30/2021	$12,574	$11,963	$13,131
7/31/2021	$12,607	$12,083	$13,181
8/31/2021	$12,666	$12,075	$13,249
9/30/2021	$12,681	$11,972	$13,248
10/31/2021	$12,656	$11,962	$13,224
11/30/2021	$12,562	$11,976	$13,094
12/31/2021	$12,783	$11,968	$13,340
1/31/2022	$12,466	$11,706	$12,976
2/28/2022	$12,331	$11,546	$12,843
3/31/2022	$12,221	$11,237	$12,697
4/30/2022	$11,777	$10,817	$12,246
5/31/2022	$11,795	$10,877	$12,275
6/30/2022	$11,002	$10,660	$11,447
7/31/2022	$11,660	$10,928	$12,123
8/31/2022	$11,355	$10,644	$11,844
9/30/2022	$10,866	$10,185	$11,374
10/31/2022	$11,190	$10,073	$11,670
11/30/2022	$11,388	$10,449	$11,922
12/31/2022	$11,296	$10,413	$11,848
1/31/2023	$11,726	$10,736	$12,299
2/28/2023	$11,544	$10,473	$12,142
3/31/2023	$11,568	$10,718	$12,271
4/30/2023	$11,680	$10,784	$12,394
5/31/2023	$11,569	$10,672	$12,280
6/30/2023	$11,726	$10,655	$12,486
7/31/2023	$11,898	$10,666	$12,659
8/31/2023	$11,882	$10,602	$12,695
9/30/2023	$11,746	$10,349	$12,544
10/31/2023	$11,592	$10,193	$12,396
11/30/2023	$12,059	$10,652	$12,958
12/31/2023	$12,482	$11,056	$13,441
1/31/2024	$12,481	$11,030	$13,440
2/29/2024	$12,512	$10,897	$13,480
3/31/2024	$12,607	$11,004	$13,639
4/30/2024	$12,469	$10,747	$13,511
5/31/2024	$12,613	$10,925	$13,659
6/30/2024	$12,712	$11,025	$13,788
7/31/2024	$12,971	$11,276	$14,056
8/31/2024	$13,169	$11,442	$14,286
9/30/2024	$13,368	$11,599	$14,517
10/31/2024	$13,311	$11,335	$14,438

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/24/17
Class R4	14.82%	3.21%	3.83%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.66%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.53%	4.95%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,337,543,568
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 7,928,860
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,337,543,568
Number of Portfolio Holdings	308
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,928,860
Average MaturityFootnote Reference§	4.94 years
DurationFootnote Reference†	2.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	9.0%
BB	45.2
B	34.7
CCC and Below	7.4
Not Rated	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	91.7
Other Investment Company	9.4
Loan Assignments	4.6
Repurchase Agreements	2.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.4%
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.56%, 12/21/2065	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.0
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.0
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.8
Landsea Homes Corp., 8.88%, 04/01/2029	0.8
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Harvest Midstream I LP, 7.50%, 05/15/2032	0.7
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.7
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/2029	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000156743
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Bond
Class Name		Class R6
Trading Symbol		TAHBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.61%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the selection in B-rated bonds detracted the most from relative performance. In addition, the underweight allocation to CCCs and below was a notable detractor. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. This underweight weighed on relative performance as a risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. Conversely, while the Fund had lower exposure to CCCs and below, the selection within this category contributed positively to relative returns. In addition, the underweight positioning in BBs also benefited relative performance during the fiscal year.

By sector, the largest contributor was energy. Although the Fund had a relatively neutral allocation to the energy sector versus the benchmark during most of the period, security selection within the sector added value. Other sub-sector contributors during the year included the insurance and communications sectors. Notably, the communications sector was volatile as the industry grappled with broader secular changes including shifting media consumption behaviors. Company-specific challenges also created headwinds. While some of these positions detracted from performance during the first half of 2024, the selection within communications added value in the third quarter as many of the Fund’s holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals and technology companies, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
5/29/2015	$10,000	$10,000	$10,000
5/31/2015	$10,000	$10,014	$10,005
6/30/2015	$9,891	$9,903	$9,857
7/31/2015	$9,893	$9,960	$9,799
8/31/2015	$9,730	$9,931	$9,628
9/30/2015	$9,437	$9,970	$9,380
10/31/2015	$9,696	$10,002	$9,638
11/30/2015	$9,481	$9,965	$9,425
12/31/2015	$9,224	$9,915	$9,188
1/31/2016	$9,095	$10,025	$9,040
2/29/2016	$9,098	$10,096	$9,092
3/31/2016	$9,451	$10,220	$9,496
4/30/2016	$9,725	$10,289	$9,867
5/31/2016	$9,770	$10,297	$9,928
6/30/2016	$9,841	$10,479	$10,020
7/31/2016	$10,103	$10,565	$10,291
8/31/2016	$10,344	$10,576	$10,506
9/30/2016	$10,401	$10,579	$10,576
10/31/2016	$10,416	$10,509	$10,617
11/30/2016	$10,364	$10,273	$10,566
12/31/2016	$10,581	$10,303	$10,761
1/31/2017	$10,722	$10,339	$10,918
2/28/2017	$10,902	$10,419	$11,076
3/31/2017	$10,860	$10,416	$11,052
4/30/2017	$10,994	$10,502	$11,179
5/31/2017	$11,105	$10,583	$11,276
6/30/2017	$11,134	$10,574	$11,291
7/31/2017	$11,257	$10,627	$11,417
8/31/2017	$11,242	$10,719	$11,412
9/30/2017	$11,319	$10,681	$11,514
10/31/2017	$11,360	$10,694	$11,563
11/30/2017	$11,320	$10,678	$11,534
12/31/2017	$11,344	$10,725	$11,569
1/31/2018	$11,421	$10,621	$11,638
2/28/2018	$11,329	$10,521	$11,539
3/31/2018	$11,261	$10,574	$11,469
4/30/2018	$11,330	$10,503	$11,544
5/31/2018	$11,322	$10,560	$11,541
6/30/2018	$11,352	$10,545	$11,587
7/31/2018	$11,481	$10,567	$11,714
8/31/2018	$11,537	$10,619	$11,800
9/30/2018	$11,592	$10,574	$11,866
10/31/2018	$11,393	$10,485	$11,676
11/30/2018	$11,303	$10,532	$11,576
12/31/2018	$11,068	$10,697	$11,328
1/31/2019	$11,589	$10,845	$11,840
2/28/2019	$11,753	$10,857	$12,036
3/31/2019	$11,850	$11,053	$12,150
4/30/2019	$11,969	$11,068	$12,322
5/31/2019	$11,815	$11,238	$12,176
6/30/2019	$12,093	$11,397	$12,453
7/31/2019	$12,162	$11,431	$12,524
8/31/2019	$12,219	$11,689	$12,574
9/30/2019	$12,277	$11,639	$12,620
10/31/2019	$12,310	$11,676	$12,654
11/30/2019	$12,407	$11,674	$12,696
12/31/2019	$12,627	$11,691	$12,950
1/31/2020	$12,614	$11,901	$12,953
2/29/2020	$12,354	$12,079	$12,770
3/31/2020	$10,717	$11,843	$11,307
4/30/2020	$11,105	$12,080	$11,819
5/31/2020	$11,605	$12,193	$12,335
6/30/2020	$11,714	$12,295	$12,453
7/31/2020	$12,246	$12,511	$13,033
8/31/2020	$12,397	$12,439	$13,159
9/30/2020	$12,293	$12,416	$13,023
10/31/2020	$12,344	$12,372	$13,087
11/30/2020	$12,868	$12,534	$13,606
12/31/2020	$13,136	$12,577	$13,862
1/31/2021	$13,203	$12,498	$13,908
2/28/2021	$13,283	$12,337	$13,959
3/31/2021	$13,327	$12,193	$13,981
4/30/2021	$13,477	$12,295	$14,132
5/31/2021	$13,532	$12,342	$14,174
6/30/2021	$13,717	$12,432	$14,363
7/31/2021	$13,740	$12,557	$14,417
8/31/2021	$13,823	$12,549	$14,492
9/30/2021	$13,830	$12,442	$14,491
10/31/2021	$13,809	$12,431	$14,465
11/30/2021	$13,696	$12,447	$14,323
12/31/2021	$13,947	$12,438	$14,591
1/31/2022	$13,609	$12,165	$14,193
2/28/2022	$13,465	$12,000	$14,048
3/31/2022	$13,350	$11,678	$13,888
4/30/2022	$12,855	$11,242	$13,395
5/31/2022	$12,881	$11,304	$13,426
6/30/2022	$12,016	$11,078	$12,522
7/31/2022	$12,739	$11,357	$13,260
8/31/2022	$12,423	$11,061	$12,955
9/30/2022	$11,891	$10,585	$12,441
10/31/2022	$12,233	$10,469	$12,764
11/30/2022	$12,467	$10,859	$13,040
12/31/2022	$12,353	$10,822	$12,960
1/31/2023	$12,827	$11,158	$13,453
2/28/2023	$12,630	$10,884	$13,282
3/31/2023	$12,675	$11,139	$13,422
4/30/2023	$12,800	$11,207	$13,557
5/31/2023	$12,665	$11,091	$13,433
6/30/2023	$12,839	$11,074	$13,657
7/31/2023	$13,031	$11,085	$13,846
8/31/2023	$13,016	$11,018	$13,886
9/30/2023	$12,870	$10,755	$13,721
10/31/2023	$12,704	$10,593	$13,559
11/30/2023	$13,219	$11,070	$14,174
12/31/2023	$13,686	$11,490	$14,702
1/31/2024	$13,687	$11,463	$14,702
2/29/2024	$13,724	$11,325	$14,744
3/31/2024	$13,848	$11,436	$14,919
4/30/2024	$13,682	$11,169	$14,779
5/31/2024	$13,843	$11,354	$14,941
6/30/2024	$13,971	$11,458	$15,082
7/31/2024	$14,241	$11,718	$15,375
8/31/2024	$14,462	$11,891	$15,626
9/30/2024	$14,684	$12,054	$15,879
10/31/2024	$14,624	$11,780	$15,793

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/29/15
Class R6	15.11%	3.50%	4.11%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.75%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.53%	4.97%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,337,543,568
Holdings Count | Holding		308
Advisory Fees Paid, Amount		$ 7,928,860
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,337,543,568
Number of Portfolio Holdings	308
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,928,860
Average MaturityFootnote Reference§	4.94 years
DurationFootnote Reference†	2.92 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	9.0%
BB	45.2
B	34.7
CCC and Below	7.4
Not Rated	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	91.7
Other Investment Company	9.4
Loan Assignments	4.6
Repurchase Agreements	2.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.4%
ILFC E-Capital Trust I, 3-Month Term SOFR, 6.56%, 12/21/2065	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.0
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.0
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029	0.8
Landsea Homes Corp., 8.88%, 04/01/2029	0.8
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Harvest Midstream I LP, 7.50%, 05/15/2032	0.7
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.7
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/2029	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000220282
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield ESG
Class Name		Class I
Trading Symbol		TAJEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.77%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the exposure within CCCs and below detracted the most from relative returns due to selection and allocation drivers. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the sub-adviser’s view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. The Fund’s ESG focus also typically leads to underweight allocations to lower-quality companies. While ESG categories and credit ratings are not perfectly correlated, many of the lower-quality companies tend to have weaker ESG profiles, primarily due to governance issues as well as fewer resources focused on ESG matters. These characteristics typically result in a persistent up-in-quality bias within the Fund. This underweight weighed on the relative performance as the risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. In addition, the selection within CCCs and B-rated bonds detracted. A modest overweight allocation to investment grade bonds also detracted from performance results. Conversely, the allocation and positioning within BBs and Bs contributed during the year.

By sector, the largest contributor in the fiscal year was the energy segment due to the Fund’s underweight allocation relative to the benchmark. Given the Fund’s ESG focus, it typically exhibits little-to-no exposure to the energy sector. As the energy sector lagged the overall high yield market during the fiscal year, the Fund’s material underweight allocation contributed positively to excess returns. Other sub-sector contributors during the year included the banking and insurance sectors due to a mix of strong security selection and advantageous positioning. The largest detractors by sub-sector included consumer cyclicals, communications, and consumer non-cyclicals, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,007	$10,017
8/31/2020	$10,019	$9,949	$10,114
9/30/2020	$9,950	$9,931	$10,010
10/31/2020	$9,992	$9,895	$10,059
11/30/2020	$10,277	$10,025	$10,458
12/31/2020	$10,371	$10,059	$10,655
1/31/2021	$10,362	$9,996	$10,690
2/28/2021	$10,340	$9,867	$10,729
3/31/2021	$10,332	$9,752	$10,746
4/30/2021	$10,415	$9,834	$10,862
5/31/2021	$10,438	$9,872	$10,894
6/30/2021	$10,531	$9,944	$11,040
7/31/2021	$10,575	$10,043	$11,081
8/31/2021	$10,628	$10,037	$11,139
9/30/2021	$10,618	$9,951	$11,138
10/31/2021	$10,567	$9,943	$11,118
11/30/2021	$10,484	$9,955	$11,009
12/31/2021	$10,675	$9,948	$11,215
1/31/2022	$10,392	$9,730	$10,909
2/28/2022	$10,243	$9,597	$10,797
3/31/2022	$10,162	$9,340	$10,674
4/30/2022	$9,769	$8,992	$10,295
5/31/2022	$9,816	$9,041	$10,320
6/30/2022	$9,196	$8,860	$9,624
7/31/2022	$9,740	$9,083	$10,192
8/31/2022	$9,496	$8,847	$9,958
9/30/2022	$9,043	$8,466	$9,563
10/31/2022	$9,327	$8,373	$9,811
11/30/2022	$9,503	$8,685	$10,023
12/31/2022	$9,473	$8,656	$9,961
1/31/2023	$9,809	$8,924	$10,340
2/28/2023	$9,630	$8,705	$10,208
3/31/2023	$9,726	$8,909	$10,316
4/30/2023	$9,818	$8,964	$10,420
5/31/2023	$9,708	$8,871	$10,324
6/30/2023	$9,858	$8,857	$10,497
7/31/2023	$9,988	$8,866	$10,643
8/31/2023	$9,995	$8,812	$10,673
9/30/2023	$9,837	$8,602	$10,546
10/31/2023	$9,672	$8,473	$10,422
11/30/2023	$10,096	$8,854	$10,894
12/31/2023	$10,456	$9,190	$11,300
1/31/2024	$10,452	$9,168	$11,300
2/29/2024	$10,420	$9,058	$11,333
3/31/2024	$10,524	$9,147	$11,467
4/30/2024	$10,363	$8,933	$11,359
5/31/2024	$10,480	$9,081	$11,484
6/30/2024	$10,599	$9,164	$11,592
7/31/2024	$10,794	$9,372	$11,818
8/31/2024	$10,952	$9,510	$12,010
9/30/2024	$11,122	$9,641	$12,205
10/31/2024	$11,023	$9,422	$12,139

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 7/31/20
Class I	13.96%	2.32%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	(1.39%)
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.66%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 53,063,384
Holdings Count | Holding		222
Advisory Fees Paid, Amount		$ 275,587
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$53,063,384
Number of Portfolio Holdings	222
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (net of waivers and reimbursements)	$275,587
Average MaturityFootnote Reference§	4.26 years
DurationFootnote Reference†	2.96 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.4%
BB	48.4
B	30.5
CCC and Below	6.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	94.2%
Other Investment Company	6.1
Repurchase Agreements	1.7
Net Other Assets (Liabilities)Footnote Reference^	(2.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Century Communities, Inc., 6.75%, 06/01/2027	2.2%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/2028	1.5
Western Digital Corp., 4.75%, 02/15/2026	1.4
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.3
Iron Mountain, Inc., 5.25%, 03/15/2028	1.3
Clearway Energy Operating LLC, 4.75%, 03/15/2028	1.2
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027	1.2
Enviri Corp., 5.75%, 07/31/2027	1.1
Post Holdings, Inc., 4.63%, 04/15/2030	1.1
Primo Water Holdings, Inc., 4.38%, 04/30/2029	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000220275
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield ESG
Class Name		Class I2
Trading Symbol		TAKJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$80	0.75%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the exposure within CCCs and below detracted the most from relative returns due to selection and allocation drivers. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the sub-adviser’s view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. The Fund’s ESG focus also typically leads to underweight allocations to lower-quality companies. While ESG categories and credit ratings are not perfectly correlated, many of the lower-quality companies tend to have weaker ESG profiles, primarily due to governance issues as well as fewer resources focused on ESG matters. These characteristics typically result in a persistent up-in-quality bias within the Fund. This underweight weighed on the relative performance as the risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. In addition, the selection within CCCs and B-rated bonds detracted. A modest overweight allocation to investment grade bonds also detracted from performance results. Conversely, the allocation and positioning within BBs and Bs contributed during the year.

By sector, the largest contributor in the fiscal year was the energy segment due to the Fund’s underweight allocation relative to the benchmark. Given the Fund’s ESG focus, it typically exhibits little-to-no exposure to the energy sector. As the energy sector lagged the overall high yield market during the fiscal year, the Fund’s material underweight allocation contributed positively to excess returns. Other sub-sector contributors during the year included the banking and insurance sectors due to a mix of strong security selection and advantageous positioning. The largest detractors by sub-sector included consumer cyclicals, communications, and consumer non-cyclicals, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,007	$10,017
8/31/2020	$10,019	$9,949	$10,114
9/30/2020	$9,950	$9,931	$10,010
10/31/2020	$9,992	$9,895	$10,059
11/30/2020	$10,277	$10,025	$10,458
12/31/2020	$10,372	$10,059	$10,655
1/31/2021	$10,363	$9,996	$10,690
2/28/2021	$10,341	$9,867	$10,729
3/31/2021	$10,333	$9,752	$10,746
4/30/2021	$10,417	$9,834	$10,862
5/31/2021	$10,440	$9,872	$10,894
6/30/2021	$10,533	$9,944	$11,040
7/31/2021	$10,577	$10,043	$11,081
8/31/2021	$10,631	$10,037	$11,139
9/30/2021	$10,620	$9,951	$11,138
10/31/2021	$10,570	$9,943	$11,118
11/30/2021	$10,497	$9,955	$11,009
12/31/2021	$10,678	$9,948	$11,215
1/31/2022	$10,395	$9,730	$10,909
2/28/2022	$10,246	$9,597	$10,797
3/31/2022	$10,165	$9,340	$10,674
4/30/2022	$9,772	$8,992	$10,295
5/31/2022	$9,819	$9,041	$10,320
6/30/2022	$9,199	$8,860	$9,624
7/31/2022	$9,744	$9,083	$10,192
8/31/2022	$9,500	$8,847	$9,958
9/30/2022	$9,079	$8,466	$9,563
10/31/2022	$9,375	$8,373	$9,811
11/30/2022	$9,551	$8,685	$10,023
12/31/2022	$9,510	$8,656	$9,961
1/31/2023	$9,858	$8,924	$10,340
2/28/2023	$9,668	$8,705	$10,208
3/31/2023	$9,775	$8,909	$10,316
4/30/2023	$9,868	$8,964	$10,420
5/31/2023	$9,758	$8,871	$10,324
6/30/2023	$9,897	$8,857	$10,497
7/31/2023	$10,039	$8,866	$10,643
8/31/2023	$10,046	$8,812	$10,673
9/30/2023	$9,877	$8,602	$10,546
10/31/2023	$9,724	$8,473	$10,422
11/30/2023	$10,149	$8,854	$10,894
12/31/2023	$10,509	$9,190	$11,300
1/31/2024	$10,493	$9,168	$11,300
2/29/2024	$10,462	$9,058	$11,333
3/31/2024	$10,567	$9,147	$11,467
4/30/2024	$10,418	$8,933	$11,359
5/31/2024	$10,524	$9,081	$11,484
6/30/2024	$10,655	$9,164	$11,592
7/31/2024	$10,851	$9,372	$11,818
8/31/2024	$11,009	$9,510	$12,010
9/30/2024	$11,166	$9,641	$12,205
10/31/2024	$11,081	$9,422	$12,139

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 7/31/20
Class I2	13.95%	2.44%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	(1.39%)
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	4.66%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 53,063,384
Holdings Count | Holding		222
Advisory Fees Paid, Amount		$ 275,587
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$53,063,384
Number of Portfolio Holdings	222
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (net of waivers and reimbursements)	$275,587
Average MaturityFootnote Reference§	4.26 years
DurationFootnote Reference†	2.96 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.4%
BB	48.4
B	30.5
CCC and Below	6.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	94.2%
Other Investment Company	6.1
Repurchase Agreements	1.7
Net Other Assets (Liabilities)Footnote Reference^	(2.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Century Communities, Inc., 6.75%, 06/01/2027	2.2%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/2028	1.5
Western Digital Corp., 4.75%, 02/15/2026	1.4
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.3
Iron Mountain, Inc., 5.25%, 03/15/2028	1.3
Clearway Energy Operating LLC, 4.75%, 03/15/2028	1.2
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027	1.2
Enviri Corp., 5.75%, 07/31/2027	1.1
Post Holdings, Inc., 4.63%, 04/15/2030	1.1
Primo Water Holdings, Inc., 4.38%, 04/30/2029	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000220281
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield ESG
Class Name		Class R6
Trading Symbol		TAVSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.75%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by a combination of security selection and allocation decisions in the fiscal year, ended October 31, 2024. By rating categories, the exposure within CCCs and below detracted the most from relative returns due to selection and allocation drivers. Throughout the year, the Fund held an up-in-quality bias with an underweight to CCCs and below based on the sub-adviser’s view that valuations were stretched and these lower quality credits faced other idiosyncratic issues. The Fund’s ESG focus also typically leads to underweight allocations to lower-quality companies. While ESG categories and credit ratings are not perfectly correlated, many of the lower-quality companies tend to have weaker ESG profiles, primarily due to governance issues as well as fewer resources focused on ESG matters. These characteristics typically result in a persistent up-in-quality bias within the Fund. This underweight weighed on the relative performance as the risk-on tone persisted in markets and the lower-quality part of the benchmark continued to outpace the overall high yield market. While the up-in-quality positioning detracted from performance results in the short term, the sub-adviser believed it prudent to remain cautious as valuations remained stretched, idiosyncratic challenges persisted, and the economic outlook remained mixed. In addition, the selection within CCCs and B-rated bonds detracted. A modest overweight allocation to investment grade bonds also detracted from performance results. Conversely, the allocation and positioning within BBs and Bs contributed during the year.

By sector, the largest contributor in the fiscal year was the energy segment due to the Fund’s underweight allocation relative to the benchmark. Given the Fund’s ESG focus, it typically exhibits little-to-no exposure to the energy sector. As the energy sector lagged the overall high yield market during the fiscal year, the Fund’s material underweight allocation contributed positively to excess returns. Other sub-sector contributors during the year included the banking and insurance sectors due to a mix of strong security selection and advantageous positioning. The largest detractors by sub-sector included consumer cyclicals, communications, and consumer non-cyclicals, mainly due to selection.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
3/1/2023	$10,000	$10,000	$10,000
3/31/2023	$10,133	$10,290	$10,125
4/30/2023	$10,229	$10,353	$10,227
5/31/2023	$10,114	$10,246	$10,133
6/30/2023	$10,258	$10,230	$10,302
7/31/2023	$10,406	$10,240	$10,445
8/31/2023	$10,413	$10,178	$10,475
9/30/2023	$10,238	$9,935	$10,350
10/31/2023	$10,079	$9,786	$10,228
11/30/2023	$10,519	$10,226	$10,692
12/31/2023	$10,893	$10,615	$11,090
1/31/2024	$10,889	$10,589	$11,090
2/29/2024	$10,844	$10,462	$11,122
3/31/2024	$10,965	$10,565	$11,254
4/30/2024	$10,798	$10,318	$11,148
5/31/2024	$10,908	$10,489	$11,271
6/30/2024	$11,044	$10,585	$11,377
7/31/2024	$11,246	$10,825	$11,598
8/31/2024	$11,410	$10,985	$11,787
9/30/2024	$11,573	$11,135	$11,978
10/31/2024	$11,485	$10,882	$11,913

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/23
Class R6	13.94%	8.65%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	5.20%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	16.47%	11.06%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 53,063,384
Holdings Count | Holding		222
Advisory Fees Paid, Amount		$ 275,587
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$53,063,384
Number of Portfolio Holdings	222
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (net of waivers and reimbursements)	$275,587
Average MaturityFootnote Reference§	4.26 years
DurationFootnote Reference†	2.96 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.4%
BB	48.4
B	30.5
CCC and Below	6.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	94.2%
Other Investment Company	6.1
Repurchase Agreements	1.7
Net Other Assets (Liabilities)Footnote Reference^	(2.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Century Communities, Inc., 6.75%, 06/01/2027	2.2%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/2028	1.5
Western Digital Corp., 4.75%, 02/15/2026	1.4
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.3
Iron Mountain, Inc., 5.25%, 03/15/2028	1.3
Clearway Energy Operating LLC, 4.75%, 03/15/2028	1.2
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027	1.2
Enviri Corp., 5.75%, 07/31/2027	1.1
Post Holdings, Inc., 4.63%, 04/15/2030	1.1
Primo Water Holdings, Inc., 4.38%, 04/30/2029	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000129483
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Muni
Class Name		Class A
Trading Symbol		THAYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.91%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At fiscal year-end on October 31, 2024, the spread between high-yield and investment-grade municipal yields was near historic lows at 178 basis points ("bps"). Since 1995, the narrowest spread between the two has been 113 bps, with an average spread of 286 bps.

Year-to-date, municipal bond mutual funds have seen approximately $20 billion in outflows, while municipal ETFs have welcomed $11 billion in inflows.

Issuance year-to-date was up 43% compared to the same period last year. Through October, gross issuance totaled $437 billion, with a net supply of $155 billion.

The Fund reduced its duration from 10.11 years to 8.39 years during the fiscal year, positioning it longer than the benchmark duration of 6.65 years.

The Fund’s holdings with durations of 9+ years duration bucket was the strongest performer over the year, as a combination of credit spread tightening and an interest rate rally boosted returns. An overweight allocation to the front end also provided positive returns relative to the benchmark.

Sector-wise, allocations to hospitals/healthcare and the education sectors outperformed compared to the benchmark. However, a 7.95% allocation to insured AA credits weighed on returns, as these holdings did not offer the total return opportunities seen in pure high-yield bonds.

The Fund continued to find value in high-yield issues in the primary market, as many deals traded higher in the secondary market due to dynamic pricing from issuers, generating valuable sell-side alpha. Leveraging its proprietary trading system, the Fund capitalized on high-yield demand, with many bonds trading above their evaluations. The Fund’s focus has remained on sectors such as housing, charter schools, and healthcare, where the sub-adviser believes strong credit stories offer the potential for excess risk-adjusted returns. Given the increased inflows into high yield municipals in 2024, the Fund also benefited from larger index deals, which tended to attract higher demand.

With credit spreads near historic lows, security selection and rigorous credit monitoring has continued to remain critical to capital preservation.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
10/31/2014	$9,671	$10,000	$10,000
11/30/2014	$9,718	$10,017	$10,104
12/31/2014	$9,831	$10,071	$10,158
1/31/2015	$10,098	$10,242	$10,340
2/28/2015	$10,001	$10,148	$10,298
3/31/2015	$10,067	$10,173	$10,271
4/30/2015	$10,015	$10,127	$10,229
5/31/2015	$9,977	$10,105	$10,344
6/30/2015	$9,898	$10,072	$9,963
7/31/2015	$10,020	$10,143	$9,909
8/31/2015	$10,063	$10,169	$9,950
9/30/2015	$10,194	$10,244	$10,161
10/31/2015	$10,274	$10,288	$10,285
11/30/2015	$10,331	$10,332	$10,326
12/31/2015	$10,460	$10,405	$10,342
1/31/2016	$10,560	$10,515	$10,401
2/29/2016	$10,580	$10,531	$10,515
3/31/2016	$10,702	$10,575	$10,626
4/30/2016	$10,806	$10,650	$10,690
5/31/2016	$10,900	$10,683	$10,831
6/30/2016	$11,128	$10,858	$11,168
7/31/2016	$11,121	$10,859	$11,241
8/31/2016	$11,176	$10,884	$11,281
9/30/2016	$11,139	$10,843	$11,311
10/31/2016	$10,964	$10,754	$11,171
11/30/2016	$10,264	$10,382	$10,506
12/31/2016	$10,399	$10,485	$10,651
1/31/2017	$10,441	$10,540	$10,801
2/28/2017	$10,551	$10,611	$11,058
3/31/2017	$10,633	$10,634	$11,083
4/30/2017	$10,765	$10,710	$11,158
5/31/2017	$11,003	$10,851	$11,329
6/30/2017	$10,994	$10,827	$11,304
7/31/2017	$11,080	$10,898	$11,378
8/31/2017	$11,204	$10,984	$11,535
9/30/2017	$11,183	$10,933	$11,473
10/31/2017	$11,212	$10,948	$11,505
11/30/2017	$11,223	$10,901	$11,534
12/31/2017	$11,388	$11,004	$11,684
1/31/2018	$11,254	$10,900	$11,574
2/28/2018	$11,198	$10,857	$11,582
3/31/2018	$11,298	$10,902	$11,752
4/30/2018	$11,283	$10,865	$11,805
5/31/2018	$11,446	$10,988	$12,052
6/30/2018	$11,461	$11,001	$12,112
7/31/2018	$11,504	$11,030	$12,154
8/31/2018	$11,556	$11,050	$12,252
9/30/2018	$11,489	$10,986	$12,203
10/31/2018	$11,346	$10,914	$12,051
11/30/2018	$11,333	$11,027	$12,135
12/31/2018	$11,441	$11,153	$12,239
1/31/2019	$11,494	$11,235	$12,321
2/28/2019	$11,564	$11,294	$12,388
3/31/2019	$11,834	$11,461	$12,708
4/30/2019	$11,857	$11,499	$12,780
5/31/2019	$12,055	$11,654	$12,987
6/30/2019	$12,144	$11,704	$13,055
7/31/2019	$12,212	$11,794	$13,137
8/31/2019	$12,436	$11,963	$13,453
9/30/2019	$12,401	$11,886	$13,426
10/31/2019	$12,428	$11,904	$13,454
11/30/2019	$12,465	$11,924	$13,506
12/31/2019	$12,522	$11,963	$13,546
1/31/2020	$12,735	$12,158	$13,880
2/29/2020	$12,940	$12,305	$14,173
3/31/2020	$11,669	$11,894	$12,614
4/30/2020	$11,468	$11,754	$12,188
5/31/2020	$11,807	$12,105	$12,686
6/30/2020	$12,210	$12,199	$13,188
7/31/2020	$12,443	$12,371	$13,547
8/31/2020	$12,484	$12,341	$13,582
9/30/2020	$12,494	$12,343	$13,596
10/31/2020	$12,502	$12,326	$13,620
11/30/2020	$12,755	$12,482	$13,947
12/31/2020	$12,953	$12,556	$14,209
1/31/2021	$13,183	$12,626	$14,505
2/28/2021	$13,121	$12,454	$14,353
3/31/2021	$13,232	$12,523	$14,508
4/30/2021	$13,430	$12,624	$14,721
5/31/2021	$13,616	$12,674	$14,890
6/30/2021	$13,777	$12,711	$15,079
7/31/2021	$13,908	$12,800	$15,260
8/31/2021	$13,883	$12,765	$15,236
9/30/2021	$13,744	$12,678	$15,136
10/31/2021	$13,729	$12,666	$15,075
11/30/2021	$13,924	$12,759	$15,273
12/31/2021	$13,959	$12,777	$15,312
1/31/2022	$13,672	$12,472	$14,884
2/28/2022	$13,510	$12,409	$14,849
3/31/2022	$12,966	$12,071	$14,313
4/30/2022	$12,189	$11,744	$13,804
5/31/2022	$12,381	$11,917	$13,956
6/30/2022	$11,761	$11,706	$13,510
7/31/2022	$12,362	$12,008	$14,014
8/31/2022	$11,986	$11,734	$13,703
9/30/2022	$11,133	$11,308	$12,858
10/31/2022	$10,873	$11,227	$12,595
11/30/2022	$11,521	$11,747	$13,328
12/31/2022	$11,457	$11,750	$13,306
1/31/2023	$12,006	$12,081	$13,897
2/28/2023	$11,641	$11,800	$13,461
3/31/2023	$11,809	$12,045	$13,670
4/30/2023	$11,839	$12,030	$13,749
5/31/2023	$11,763	$11,940	$13,654
6/30/2023	$11,994	$12,046	$13,896
7/31/2023	$12,058	$12,076	$13,986
8/31/2023	$11,910	$11,943	$13,774
9/30/2023	$11,572	$11,624	$13,306
10/31/2023	$11,388	$11,492	$13,093
11/30/2023	$12,174	$12,170	$14,108
12/31/2023	$12,517	$12,458	$14,531
1/31/2024	$12,583	$12,439	$14,464
2/29/2024	$12,638	$12,449	$14,578
3/31/2024	$12,692	$12,446	$14,751
4/30/2024	$12,490	$12,313	$14,660
5/31/2024	$12,571	$12,284	$14,772
6/30/2024	$12,910	$12,479	$15,133
7/31/2024	$13,053	$12,587	$15,299
8/31/2024	$13,185	$12,690	$15,479
9/30/2024	$13,417	$12,818	$15,618
10/31/2024	$13,227	$12,651	$15,381

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	12.36%	0.59%	2.84%
Class A	16.14%	1.25%	3.18%
S&P Municipal Bond IndexFootnote Reference(a)	10.08%	1.22%	2.38%
Bloomberg High Yield Municipal Bond IndexFootnote Reference(b)	17.47%	2.71%	4.40%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 117,508,754
Holdings Count | Holding		228
Advisory Fees Paid, Amount		$ 602,287
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$117,508,754
Number of Portfolio Holdings	228
Portfolio Turnover Rate	77%
Total Advisory Fees Paid (net of waivers and reimbursements)	$602,287
Average MaturityFootnote Reference§	14.03 years
DurationFootnote Reference†	8.39 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	2.6%
AAA	0.3
AA	8.0
A	5.9
BBB	22.1
BB	8.2
B	0.0Footnote Reference*
Not Rated	49.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	93.7%
U.S. Government Obligations	2.6
Repurchase Agreements	2.2
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.9%
U.S. Treasury Bonds, 4.50%, 02/15/2044	2.5
Industrial Development Authority of the County of Pima, Revenue Bonds, 5.00%, 07/01/2056	1.8
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.7
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.6
Tempe Industrial Development Authority, Revenue Bonds, Series B, 4.00%, 12/01/2056	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, BAM, 5.50%, 07/01/2059	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Public Finance Authority, Tax Allocation, Series A, 5.00%, 06/01/2041	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000129484
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Muni
Class Name		Class C
Trading Symbol		THCYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.51%

Expenses Paid, Amount		$ 163
Expense Ratio, Percent		1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At fiscal year-end on October 31, 2024, the spread between high-yield and investment-grade municipal yields was near historic lows at 178 basis points ("bps"). Since 1995, the narrowest spread between the two has been 113 bps, with an average spread of 286 bps.

Year-to-date, municipal bond mutual funds have seen approximately $20 billion in outflows, while municipal ETFs have welcomed $11 billion in inflows.

Issuance year-to-date was up 43% compared to the same period last year. Through October, gross issuance totaled $437 billion, with a net supply of $155 billion.

The Fund reduced its duration from 10.11 years to 8.39 years during the fiscal year, positioning it longer than the benchmark duration of 6.65 years.

The Fund’s holdings with durations of 9+ years duration bucket was the strongest performer over the year, as a combination of credit spread tightening and an interest rate rally boosted returns. An overweight allocation to the front end also provided positive returns relative to the benchmark.

Sector-wise, allocations to hospitals/healthcare and the education sectors outperformed compared to the benchmark. However, a 7.95% allocation to insured AA credits weighed on returns, as these holdings did not offer the total return opportunities seen in pure high-yield bonds.

The Fund continued to find value in high-yield issues in the primary market, as many deals traded higher in the secondary market due to dynamic pricing from issuers, generating valuable sell-side alpha. Leveraging its proprietary trading system, the Fund capitalized on high-yield demand, with many bonds trading above their evaluations. The Fund’s focus has remained on sectors such as housing, charter schools, and healthcare, where the sub-adviser believes strong credit stories offer the potential for excess risk-adjusted returns. Given the increased inflows into high yield municipals in 2024, the Fund also benefited from larger index deals, which tended to attract higher demand.

With credit spreads near historic lows, security selection and rigorous credit monitoring has continued to remain critical to capital preservation.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,044	$10,017	$10,104
12/31/2014	$10,156	$10,071	$10,158
1/31/2015	$10,427	$10,242	$10,340
2/28/2015	$10,323	$10,148	$10,298
3/31/2015	$10,385	$10,173	$10,271
4/30/2015	$10,327	$10,127	$10,229
5/31/2015	$10,282	$10,105	$10,344
6/30/2015	$10,196	$10,072	$9,963
7/31/2015	$10,317	$10,143	$9,909
8/31/2015	$10,355	$10,169	$9,950
9/30/2015	$10,486	$10,244	$10,161
10/31/2015	$10,562	$10,288	$10,285
11/30/2015	$10,615	$10,332	$10,326
12/31/2015	$10,743	$10,405	$10,342
1/31/2016	$10,840	$10,515	$10,401
2/29/2016	$10,856	$10,531	$10,515
3/31/2016	$10,976	$10,575	$10,626
4/30/2016	$11,069	$10,650	$10,690
5/31/2016	$11,160	$10,683	$10,831
6/30/2016	$11,396	$10,858	$11,168
7/31/2016	$11,385	$10,859	$11,241
8/31/2016	$11,426	$10,884	$11,281
9/30/2016	$11,383	$10,843	$11,311
10/31/2016	$11,209	$10,754	$11,171
11/30/2016	$10,488	$10,382	$10,506
12/31/2016	$10,619	$10,485	$10,651
1/31/2017	$10,666	$10,540	$10,801
2/28/2017	$10,774	$10,611	$11,058
3/31/2017	$10,842	$10,634	$11,083
4/30/2017	$10,972	$10,710	$11,158
5/31/2017	$11,218	$10,851	$11,329
6/30/2017	$11,194	$10,827	$11,304
7/31/2017	$11,276	$10,898	$11,378
8/31/2017	$11,395	$10,984	$11,535
9/30/2017	$11,379	$10,933	$11,473
10/31/2017	$11,393	$10,948	$11,505
11/30/2017	$11,408	$10,901	$11,534
12/31/2017	$11,560	$11,004	$11,684
1/31/2018	$11,428	$10,900	$11,574
2/28/2018	$11,366	$10,857	$11,582
3/31/2018	$11,462	$10,902	$11,752
4/30/2018	$11,431	$10,865	$11,805
5/31/2018	$11,590	$10,988	$12,052
6/30/2018	$11,600	$11,001	$12,112
7/31/2018	$11,647	$11,030	$12,154
8/31/2018	$11,694	$11,050	$12,252
9/30/2018	$11,611	$10,986	$12,203
10/31/2018	$11,460	$10,914	$12,051
11/30/2018	$11,441	$11,027	$12,135
12/31/2018	$11,544	$11,153	$12,239
1/31/2019	$11,592	$11,235	$12,321
2/28/2019	$11,668	$11,294	$12,388
3/31/2019	$11,934	$11,461	$12,708
4/30/2019	$11,951	$11,499	$12,780
5/31/2019	$12,135	$11,654	$12,987
6/30/2019	$12,218	$11,704	$13,055
7/31/2019	$12,291	$11,794	$13,137
8/31/2019	$12,499	$11,963	$13,453
9/30/2019	$12,468	$11,886	$13,426
10/31/2019	$12,479	$11,904	$13,454
11/30/2019	$12,521	$11,924	$13,506
12/31/2019	$12,561	$11,963	$13,546
1/31/2020	$12,768	$12,158	$13,880
2/29/2020	$12,967	$12,305	$14,173
3/31/2020	$11,689	$11,894	$12,614
4/30/2020	$11,482	$11,754	$12,188
5/31/2020	$11,815	$12,105	$12,686
6/30/2020	$12,212	$12,199	$13,188
7/31/2020	$12,439	$12,371	$13,547
8/31/2020	$12,473	$12,341	$13,582
9/30/2020	$12,477	$12,343	$13,596
10/31/2020	$12,479	$12,326	$13,620
11/30/2020	$12,725	$12,482	$13,947
12/31/2020	$12,916	$12,556	$14,209
1/31/2021	$13,139	$12,626	$14,505
2/28/2021	$13,071	$12,454	$14,353
3/31/2021	$13,174	$12,523	$14,508
4/30/2021	$13,365	$12,624	$14,721
5/31/2021	$13,543	$12,674	$14,890
6/30/2021	$13,708	$12,711	$15,079
7/31/2021	$13,831	$12,800	$15,260
8/31/2021	$13,799	$12,765	$15,236
9/30/2021	$13,654	$12,678	$15,136
10/31/2021	$13,632	$12,666	$15,075
11/30/2021	$13,808	$12,759	$15,273
12/31/2021	$13,847	$12,777	$15,312
1/31/2022	$13,556	$12,472	$14,884
2/28/2022	$13,389	$12,409	$14,849
3/31/2022	$12,833	$12,071	$14,313
4/30/2022	$12,070	$11,744	$13,804
5/31/2022	$12,243	$11,917	$13,956
6/30/2022	$11,624	$11,706	$13,510
7/31/2022	$12,212	$12,008	$14,014
8/31/2022	$11,834	$11,734	$13,703
9/30/2022	$10,976	$11,308	$12,858
10/31/2022	$10,726	$11,227	$12,595
11/30/2022	$11,348	$11,747	$13,328
12/31/2022	$11,279	$11,750	$13,306
1/31/2023	$11,825	$12,081	$13,897
2/28/2023	$11,449	$11,800	$13,461
3/31/2023	$11,609	$12,045	$13,670
4/30/2023	$11,632	$12,030	$13,749
5/31/2023	$11,563	$11,940	$13,654
6/30/2023	$11,784	$12,046	$13,896
7/31/2023	$11,830	$12,076	$13,986
8/31/2023	$11,690	$11,943	$13,774
9/30/2023	$11,342	$11,624	$13,306
10/31/2023	$11,167	$11,492	$13,093
11/30/2023	$11,919	$12,170	$14,108
12/31/2023	$12,261	$12,458	$14,531
1/31/2024	$12,319	$12,439	$14,464
2/29/2024	$12,355	$12,449	$14,578
3/31/2024	$12,402	$12,446	$14,751
4/30/2024	$12,211	$12,313	$14,660
5/31/2024	$12,284	$12,284	$14,772
6/30/2024	$12,597	$12,479	$15,133
7/31/2024	$12,742	$12,587	$15,299
8/31/2024	$12,851	$12,690	$15,479
9/30/2024	$13,083	$12,818	$15,618
10/31/2024	$12,891	$12,651	$15,381

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	14.44%	0.65%	2.57%
Class C	15.44%	0.65%	2.57%
S&P Municipal Bond IndexFootnote Reference(a)	10.08%	1.22%	2.38%
Bloomberg High Yield Municipal Bond IndexFootnote Reference(b)	17.47%	2.71%	4.40%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 117,508,754
Holdings Count | Holding		228
Advisory Fees Paid, Amount		$ 602,287
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$117,508,754
Number of Portfolio Holdings	228
Portfolio Turnover Rate	77%
Total Advisory Fees Paid (net of waivers and reimbursements)	$602,287
Average MaturityFootnote Reference§	14.03 years
DurationFootnote Reference†	8.39 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	2.6%
AAA	0.3
AA	8.0
A	5.9
BBB	22.1
BB	8.2
B	0.0Footnote Reference*
Not Rated	49.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	93.7%
U.S. Government Obligations	2.6
Repurchase Agreements	2.2
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.9%
U.S. Treasury Bonds, 4.50%, 02/15/2044	2.5
Industrial Development Authority of the County of Pima, Revenue Bonds, 5.00%, 07/01/2056	1.8
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.7
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.6
Tempe Industrial Development Authority, Revenue Bonds, Series B, 4.00%, 12/01/2056	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, BAM, 5.50%, 07/01/2059	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Public Finance Authority, Tax Allocation, Series A, 5.00%, 06/01/2041	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000129485
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Muni
Class Name		Class I
Trading Symbol		THYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.76%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At fiscal year-end on October 31, 2024, the spread between high-yield and investment-grade municipal yields was near historic lows at 178 basis points ("bps"). Since 1995, the narrowest spread between the two has been 113 bps, with an average spread of 286 bps.

Year-to-date, municipal bond mutual funds have seen approximately $20 billion in outflows, while municipal ETFs have welcomed $11 billion in inflows.

Issuance year-to-date was up 43% compared to the same period last year. Through October, gross issuance totaled $437 billion, with a net supply of $155 billion.

The Fund reduced its duration from 10.11 years to 8.39 years during the fiscal year, positioning it longer than the benchmark duration of 6.65 years.

The Fund’s holdings with durations of 9+ years duration bucket was the strongest performer over the year, as a combination of credit spread tightening and an interest rate rally boosted returns. An overweight allocation to the front end also provided positive returns relative to the benchmark.

Sector-wise, allocations to hospitals/healthcare and the education sectors outperformed compared to the benchmark. However, a 7.95% allocation to insured AA credits weighed on returns, as these holdings did not offer the total return opportunities seen in pure high-yield bonds.

The Fund continued to find value in high-yield issues in the primary market, as many deals traded higher in the secondary market due to dynamic pricing from issuers, generating valuable sell-side alpha. Leveraging its proprietary trading system, the Fund capitalized on high-yield demand, with many bonds trading above their evaluations. The Fund’s focus has remained on sectors such as housing, charter schools, and healthcare, where the sub-adviser believes strong credit stories offer the potential for excess risk-adjusted returns. Given the increased inflows into high yield municipals in 2024, the Fund also benefited from larger index deals, which tended to attract higher demand.

With credit spreads near historic lows, security selection and rigorous credit monitoring has continued to remain critical to capital preservation.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,058	$10,017	$10,104
12/31/2014	$10,176	$10,071	$10,158
1/31/2015	$10,453	$10,242	$10,340
2/28/2015	$10,345	$10,148	$10,298
3/31/2015	$10,424	$10,173	$10,271
4/30/2015	$10,362	$10,127	$10,229
5/31/2015	$10,333	$10,105	$10,344
6/30/2015	$10,252	$10,072	$9,963
7/31/2015	$10,371	$10,143	$9,909
8/31/2015	$10,416	$10,169	$9,950
9/30/2015	$10,554	$10,244	$10,161
10/31/2015	$10,638	$10,288	$10,285
11/30/2015	$10,706	$10,332	$10,326
12/31/2015	$10,842	$10,405	$10,342
1/31/2016	$10,946	$10,515	$10,401
2/29/2016	$10,968	$10,531	$10,515
3/31/2016	$11,087	$10,575	$10,626
4/30/2016	$11,196	$10,650	$10,690
5/31/2016	$11,294	$10,683	$10,831
6/30/2016	$11,540	$10,858	$11,168
7/31/2016	$11,536	$10,859	$11,241
8/31/2016	$11,584	$10,884	$11,281
9/30/2016	$11,547	$10,843	$11,311
10/31/2016	$11,378	$10,754	$11,171
11/30/2016	$10,653	$10,382	$10,506
12/31/2016	$10,794	$10,485	$10,651
1/31/2017	$10,849	$10,540	$10,801
2/28/2017	$10,964	$10,611	$11,058
3/31/2017	$11,051	$10,634	$11,083
4/30/2017	$11,189	$10,710	$11,158
5/31/2017	$11,437	$10,851	$11,329
6/30/2017	$11,430	$10,827	$11,304
7/31/2017	$11,511	$10,898	$11,378
8/31/2017	$11,640	$10,984	$11,535
9/30/2017	$11,630	$10,933	$11,473
10/31/2017	$11,652	$10,948	$11,505
11/30/2017	$11,675	$10,901	$11,534
12/31/2017	$11,838	$11,004	$11,684
1/31/2018	$11,710	$10,900	$11,574
2/28/2018	$11,654	$10,857	$11,582
3/31/2018	$11,759	$10,902	$11,752
4/30/2018	$11,735	$10,865	$11,805
5/31/2018	$11,906	$10,988	$12,052
6/30/2018	$11,923	$11,001	$12,112
7/31/2018	$11,979	$11,030	$12,154
8/31/2018	$12,035	$11,050	$12,252
9/30/2018	$11,957	$10,986	$12,203
10/31/2018	$11,809	$10,914	$12,051
11/30/2018	$11,808	$11,027	$12,135
12/31/2018	$11,911	$11,153	$12,239
1/31/2019	$11,968	$11,235	$12,321
2/28/2019	$12,042	$11,294	$12,388
3/31/2019	$12,324	$11,461	$12,708
4/30/2019	$12,361	$11,499	$12,780
5/31/2019	$12,558	$11,654	$12,987
6/30/2019	$12,653	$11,704	$13,055
7/31/2019	$12,736	$11,794	$13,137
8/31/2019	$12,959	$11,963	$13,453
9/30/2019	$12,925	$11,886	$13,426
10/31/2019	$12,955	$11,904	$13,454
11/30/2019	$13,006	$11,924	$13,506
12/31/2019	$13,056	$11,963	$13,546
1/31/2020	$13,280	$12,158	$13,880
2/29/2020	$13,495	$12,305	$14,173
3/31/2020	$12,130	$11,894	$12,614
4/30/2020	$11,944	$11,754	$12,188
5/31/2020	$12,298	$12,105	$12,686
6/30/2020	$12,708	$12,199	$13,188
7/31/2020	$12,964	$12,371	$13,547
8/31/2020	$12,997	$12,341	$13,582
9/30/2020	$13,020	$12,343	$13,596
10/31/2020	$13,030	$12,326	$13,620
11/30/2020	$13,295	$12,482	$13,947
12/31/2020	$13,503	$12,556	$14,209
1/31/2021	$13,745	$12,626	$14,505
2/28/2021	$13,682	$12,454	$14,353
3/31/2021	$13,799	$12,523	$14,508
4/30/2021	$14,007	$12,624	$14,721
5/31/2021	$14,192	$12,674	$14,890
6/30/2021	$14,373	$12,711	$15,079
7/31/2021	$14,512	$12,800	$15,260
8/31/2021	$14,487	$12,765	$15,236
9/30/2021	$14,344	$12,678	$15,136
10/31/2021	$14,330	$12,666	$15,075
11/30/2021	$14,524	$12,759	$15,273
12/31/2021	$14,574	$12,777	$15,312
1/31/2022	$14,276	$12,472	$14,884
2/28/2022	$14,108	$12,409	$14,849
3/31/2022	$13,543	$12,071	$14,313
4/30/2022	$12,733	$11,744	$13,804
5/31/2022	$12,935	$11,917	$13,956
6/30/2022	$12,276	$11,706	$13,510
7/31/2022	$12,894	$12,008	$14,014
8/31/2022	$12,503	$11,734	$13,703
9/30/2022	$11,613	$11,308	$12,858
10/31/2022	$11,356	$11,227	$12,595
11/30/2022	$12,023	$11,747	$13,328
12/31/2022	$11,958	$11,750	$13,306
1/31/2023	$12,534	$12,081	$13,897
2/28/2023	$12,153	$11,800	$13,461
3/31/2023	$12,330	$12,045	$13,670
4/30/2023	$12,363	$12,030	$13,749
5/31/2023	$12,285	$11,940	$13,654
6/30/2023	$12,528	$12,046	$13,896
7/31/2023	$12,597	$12,076	$13,986
8/31/2023	$12,444	$11,943	$13,774
9/30/2023	$12,091	$11,624	$13,306
10/31/2023	$11,900	$11,492	$13,093
11/30/2023	$12,712	$12,170	$14,108
12/31/2023	$13,085	$12,458	$14,531
1/31/2024	$13,156	$12,439	$14,464
2/29/2024	$13,215	$12,449	$14,578
3/31/2024	$13,273	$12,446	$14,751
4/30/2024	$13,063	$12,313	$14,660
5/31/2024	$13,150	$12,284	$14,772
6/30/2024	$13,507	$12,479	$15,133
7/31/2024	$13,658	$12,587	$15,299
8/31/2024	$13,785	$12,690	$15,479
9/30/2024	$14,043	$12,818	$15,618
10/31/2024	$13,845	$12,651	$15,381

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	16.35%	1.34%	3.31%
S&P Municipal Bond IndexFootnote Reference(a)	10.08%	1.22%	2.38%
Bloomberg High Yield Municipal Bond IndexFootnote Reference(b)	17.47%	2.71%	4.40%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 117,508,754
Holdings Count | Holding		228
Advisory Fees Paid, Amount		$ 602,287
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$117,508,754
Number of Portfolio Holdings	228
Portfolio Turnover Rate	77%
Total Advisory Fees Paid (net of waivers and reimbursements)	$602,287
Average MaturityFootnote Reference§	14.03 years
DurationFootnote Reference†	8.39 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	2.6%
AAA	0.3
AA	8.0
A	5.9
BBB	22.1
BB	8.2
B	0.0Footnote Reference*
Not Rated	49.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	93.7%
U.S. Government Obligations	2.6
Repurchase Agreements	2.2
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.9%
U.S. Treasury Bonds, 4.50%, 02/15/2044	2.5
Industrial Development Authority of the County of Pima, Revenue Bonds, 5.00%, 07/01/2056	1.8
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.7
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.6
Tempe Industrial Development Authority, Revenue Bonds, Series B, 4.00%, 12/01/2056	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, BAM, 5.50%, 07/01/2059	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Public Finance Authority, Tax Allocation, Series A, 5.00%, 06/01/2041	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000173652
Shareholder Report [Line Items]
Fund Name		Transamerica High Yield Muni
Class Name		Class I2
Trading Symbol		THYTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$75	0.69%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At fiscal year-end on October 31, 2024, the spread between high-yield and investment-grade municipal yields was near historic lows at 178 basis points ("bps"). Since 1995, the narrowest spread between the two has been 113 bps, with an average spread of 286 bps.

Year-to-date, municipal bond mutual funds have seen approximately $20 billion in outflows, while municipal ETFs have welcomed $11 billion in inflows.

Issuance year-to-date was up 43% compared to the same period last year. Through October, gross issuance totaled $437 billion, with a net supply of $155 billion.

The Fund reduced its duration from 10.11 years to 8.39 years during the fiscal year, positioning it longer than the benchmark duration of 6.65 years.

The Fund’s holdings with durations of 9+ years duration bucket was the strongest performer over the year, as a combination of credit spread tightening and an interest rate rally boosted returns. An overweight allocation to the front end also provided positive returns relative to the benchmark.

Sector-wise, allocations to hospitals/healthcare and the education sectors outperformed compared to the benchmark. However, a 7.95% allocation to insured AA credits weighed on returns, as these holdings did not offer the total return opportunities seen in pure high-yield bonds.

The Fund continued to find value in high-yield issues in the primary market, as many deals traded higher in the secondary market due to dynamic pricing from issuers, generating valuable sell-side alpha. Leveraging its proprietary trading system, the Fund capitalized on high-yield demand, with many bonds trading above their evaluations. The Fund’s focus has remained on sectors such as housing, charter schools, and healthcare, where the sub-adviser believes strong credit stories offer the potential for excess risk-adjusted returns. Given the increased inflows into high yield municipals in 2024, the Fund also benefited from larger index deals, which tended to attract higher demand.

With credit spreads near historic lows, security selection and rigorous credit monitoring has continued to remain critical to capital preservation.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	S&P Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,000	$9,996	$9,992
10/31/2016	$9,853	$9,914	$9,868
11/30/2016	$9,227	$9,571	$9,281
12/31/2016	$9,349	$9,666	$9,409
1/31/2017	$9,389	$9,717	$9,541
2/28/2017	$9,490	$9,782	$9,769
3/31/2017	$9,565	$9,803	$9,791
4/30/2017	$9,684	$9,874	$9,857
5/31/2017	$9,899	$10,004	$10,008
6/30/2017	$9,893	$9,981	$9,986
7/31/2017	$9,972	$10,047	$10,051
8/31/2017	$10,083	$10,126	$10,190
9/30/2017	$10,066	$10,080	$10,135
10/31/2017	$10,094	$10,093	$10,163
11/30/2017	$10,105	$10,049	$10,189
12/31/2017	$10,256	$10,145	$10,321
1/31/2018	$10,137	$10,048	$10,224
2/28/2018	$10,088	$10,009	$10,231
3/31/2018	$10,180	$10,051	$10,381
4/30/2018	$10,169	$10,016	$10,428
5/31/2018	$10,317	$10,130	$10,646
6/30/2018	$10,332	$10,142	$10,699
7/31/2018	$10,373	$10,168	$10,736
8/31/2018	$10,422	$10,187	$10,823
9/30/2018	$10,364	$10,128	$10,780
10/31/2018	$10,237	$10,061	$10,645
11/30/2018	$10,227	$10,166	$10,719
12/31/2018	$10,326	$10,282	$10,812
1/31/2019	$10,376	$10,358	$10,884
2/28/2019	$10,442	$10,412	$10,943
3/31/2019	$10,686	$10,566	$11,226
4/30/2019	$10,718	$10,601	$11,289
5/31/2019	$10,889	$10,744	$11,472
6/30/2019	$10,971	$10,790	$11,532
7/31/2019	$11,034	$10,873	$11,605
8/31/2019	$11,237	$11,029	$11,884
9/30/2019	$11,207	$10,958	$11,860
10/31/2019	$11,233	$10,974	$11,885
11/30/2019	$11,279	$10,993	$11,931
12/31/2019	$11,325	$11,028	$11,966
1/31/2020	$11,522	$11,208	$12,261
2/29/2020	$11,710	$11,344	$12,520
3/31/2020	$10,554	$10,965	$11,143
4/30/2020	$10,374	$10,836	$10,767
5/31/2020	$10,682	$11,160	$11,206
6/30/2020	$11,048	$11,246	$11,650
7/31/2020	$11,262	$11,405	$11,967
8/31/2020	$11,301	$11,377	$11,998
9/30/2020	$11,321	$11,379	$12,010
10/31/2020	$11,320	$11,363	$12,032
11/30/2020	$11,550	$11,507	$12,321
12/31/2020	$11,731	$11,575	$12,551
1/31/2021	$11,941	$11,640	$12,813
2/28/2021	$11,886	$11,482	$12,679
3/31/2021	$11,988	$11,545	$12,816
4/30/2021	$12,171	$11,638	$13,004
5/31/2021	$12,345	$11,684	$13,153
6/30/2021	$12,494	$11,718	$13,320
7/31/2021	$12,626	$11,800	$13,480
8/31/2021	$12,596	$11,768	$13,459
9/30/2021	$12,473	$11,688	$13,371
10/31/2021	$12,471	$11,677	$13,316
11/30/2021	$12,642	$11,763	$13,491
12/31/2021	$12,676	$11,780	$13,526
1/31/2022	$12,420	$11,498	$13,148
2/28/2022	$12,275	$11,440	$13,117
3/31/2022	$11,784	$11,128	$12,643
4/30/2022	$11,081	$10,827	$12,194
5/31/2022	$11,257	$10,987	$12,328
6/30/2022	$10,685	$10,792	$11,934
7/31/2022	$11,244	$11,070	$12,380
8/31/2022	$10,904	$10,817	$12,105
9/30/2022	$10,119	$10,425	$11,359
10/31/2022	$9,895	$10,350	$11,126
11/30/2022	$10,476	$10,829	$11,774
12/31/2022	$10,421	$10,832	$11,754
1/31/2023	$10,932	$11,137	$12,276
2/28/2023	$10,591	$10,878	$11,891
3/31/2023	$10,746	$11,104	$12,076
4/30/2023	$10,775	$11,091	$12,145
5/31/2023	$10,718	$11,007	$12,061
6/30/2023	$10,919	$11,105	$12,275
7/31/2023	$10,980	$11,133	$12,355
8/31/2023	$10,848	$11,011	$12,168
9/30/2023	$10,542	$10,716	$11,754
10/31/2023	$10,377	$10,595	$11,566
11/30/2023	$11,084	$11,220	$12,462
12/31/2023	$11,410	$11,485	$12,837
1/31/2024	$11,473	$11,468	$12,777
2/29/2024	$11,525	$11,477	$12,877
3/31/2024	$11,576	$11,474	$13,030
4/30/2024	$11,395	$11,352	$12,950
5/31/2024	$11,471	$11,324	$13,049
6/30/2024	$11,782	$11,505	$13,368
7/31/2024	$11,915	$11,604	$13,515
8/31/2024	$12,026	$11,699	$13,674
9/30/2024	$12,251	$11,817	$13,797
10/31/2024	$12,080	$11,663	$13,587

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 9/30/16
Class I2	16.41%	1.46%	2.36%
S&P Municipal Bond IndexFootnote Reference(a)	10.08%	1.22%	1.92%
Bloomberg High Yield Municipal Bond IndexFootnote Reference(b)	17.47%	2.71%	3.86%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 117,508,754
Holdings Count | Holding		228
Advisory Fees Paid, Amount		$ 602,287
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$117,508,754
Number of Portfolio Holdings	228
Portfolio Turnover Rate	77%
Total Advisory Fees Paid (net of waivers and reimbursements)	$602,287
Average MaturityFootnote Reference§	14.03 years
DurationFootnote Reference†	8.39 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	2.6%
AAA	0.3
AA	8.0
A	5.9
BBB	22.1
BB	8.2
B	0.0Footnote Reference*
Not Rated	49.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	93.7%
U.S. Government Obligations	2.6
Repurchase Agreements	2.2
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.9%
U.S. Treasury Bonds, 4.50%, 02/15/2044	2.5
Industrial Development Authority of the County of Pima, Revenue Bonds, 5.00%, 07/01/2056	1.8
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.7
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.6
Tempe Industrial Development Authority, Revenue Bonds, Series B, 4.00%, 12/01/2056	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A-1, BAM, 5.50%, 07/01/2059	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Public Finance Authority, Tax Allocation, Series A, 5.00%, 06/01/2041	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000137930
Shareholder Report [Line Items]
Fund Name		Transamerica Inflation Opportunities
Class Name		Class A
Trading Symbol		TIOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.87%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the majority of the period, inflation continued to remain elevated in both the U.S. and Europe as the start of the period was marked by the war in the Middle East, in addition to the war in Ukraine, and the U.S. economy continued to run strong. Given the continued inflationary pressures into the first half of 2024, U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) and European Inflation Linked Bonds continued to look attractive relative to U.S. Treasuries and nominal European government bonds.

Asset allocation was the largest contributor to outperformance during the period. The Fund’s overweight allocation to corporate financial and industrial bonds contributed to performance as corporate spreads tightened to multi-year lows, net of duration, over the period. In addition, the Fund’s overweight to U.K. inflation linked bonds helped performance on an asset allocation basis.

Security selection within the Fund’s U.S. TIPS holdings also contributed positively to performance. The Fund was slightly overweight duration and these longer dated U.S. TIPS outperformed the Index.

The Fund’s overweight to Japanese inflation linked bonds was the primary detractor from performance over the period as the Bank of Japan reversed its negative interest rate policy by raising rates.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/31/2014	$9,522	$10,000	$10,000
11/30/2014	$9,519	$10,054	$10,026
12/31/2014	$9,402	$10,036	$9,913
1/31/2015	$9,517	$10,227	$10,225
2/28/2015	$9,469	$10,167	$10,102
3/31/2015	$9,411	$10,209	$10,054
4/30/2015	$9,488	$10,197	$10,128
5/31/2015	$9,421	$10,180	$10,045
6/30/2015	$9,344	$10,066	$9,947
7/31/2015	$9,325	$10,125	$9,968
8/31/2015	$9,210	$10,095	$9,892
9/30/2015	$9,133	$10,134	$9,833
10/31/2015	$9,190	$10,167	$9,858
11/30/2015	$9,162	$10,130	$9,849
12/31/2015	$9,027	$10,079	$9,770
1/31/2016	$9,046	$10,190	$9,915
2/29/2016	$9,094	$10,263	$10,026
3/31/2016	$9,296	$10,388	$10,206
4/30/2016	$9,334	$10,459	$10,241
5/31/2016	$9,315	$10,467	$10,169
6/30/2016	$9,478	$10,652	$10,380
7/31/2016	$9,546	$10,739	$10,470
8/31/2016	$9,594	$10,751	$10,423
9/30/2016	$9,632	$10,753	$10,480
10/31/2016	$9,594	$10,682	$10,439
11/30/2016	$9,416	$10,442	$10,238
12/31/2016	$9,442	$10,473	$10,228
1/31/2017	$9,519	$10,510	$10,314
2/28/2017	$9,567	$10,591	$10,362
3/31/2017	$9,566	$10,588	$10,357
4/30/2017	$9,638	$10,675	$10,418
5/31/2017	$9,648	$10,758	$10,414
6/30/2017	$9,591	$10,749	$10,315
7/31/2017	$9,639	$10,802	$10,361
8/31/2017	$9,732	$10,895	$10,471
9/30/2017	$9,684	$10,857	$10,404
10/31/2017	$9,700	$10,870	$10,426
11/30/2017	$9,733	$10,854	$10,440
12/31/2017	$9,801	$10,901	$10,536
1/31/2018	$9,765	$10,797	$10,445
2/28/2018	$9,682	$10,694	$10,344
3/31/2018	$9,762	$10,748	$10,452
4/30/2018	$9,732	$10,676	$10,446
5/31/2018	$9,700	$10,735	$10,491
6/30/2018	$9,729	$10,719	$10,533
7/31/2018	$9,719	$10,741	$10,482
8/31/2018	$9,727	$10,794	$10,558
9/30/2018	$9,664	$10,748	$10,447
10/31/2018	$9,524	$10,658	$10,297
11/30/2018	$9,519	$10,706	$10,346
12/31/2018	$9,570	$10,874	$10,403
1/31/2019	$9,751	$11,024	$10,543
2/28/2019	$9,741	$11,036	$10,541
3/31/2019	$9,921	$11,235	$10,735
4/30/2019	$9,961	$11,251	$10,771
5/31/2019	$10,051	$11,423	$10,949
6/30/2019	$10,166	$11,585	$11,043
7/31/2019	$10,222	$11,619	$11,082
8/31/2019	$10,421	$11,882	$11,345
9/30/2019	$10,323	$11,830	$11,191
10/31/2019	$10,355	$11,869	$11,220
11/30/2019	$10,345	$11,866	$11,237
12/31/2019	$10,399	$11,884	$11,279
1/31/2020	$10,596	$12,097	$11,516
2/29/2020	$10,667	$12,278	$11,676
3/31/2020	$10,135	$12,039	$11,471
4/30/2020	$10,468	$12,280	$11,789
5/31/2020	$10,559	$12,394	$11,825
6/30/2020	$10,722	$12,498	$11,957
7/31/2020	$10,986	$12,717	$12,232
8/31/2020	$11,046	$12,644	$12,365
9/30/2020	$11,020	$12,621	$12,319
10/31/2020	$10,976	$12,576	$12,240
11/30/2020	$11,184	$12,740	$12,377
12/31/2020	$11,304	$12,784	$12,519
1/31/2021	$11,295	$12,704	$12,561
2/28/2021	$11,111	$12,540	$12,358
3/31/2021	$11,111	$12,394	$12,335
4/30/2021	$11,244	$12,498	$12,507
5/31/2021	$11,346	$12,546	$12,659
6/30/2021	$11,415	$12,637	$12,736
7/31/2021	$11,619	$12,764	$13,075
8/31/2021	$11,617	$12,756	$13,052
9/30/2021	$11,513	$12,647	$12,959
10/31/2021	$11,605	$12,636	$13,106
11/30/2021	$11,663	$12,652	$13,223
12/31/2021	$11,709	$12,643	$13,265
1/31/2022	$11,476	$12,366	$12,997
2/28/2022	$11,504	$12,197	$13,108
3/31/2022	$11,391	$11,870	$12,864
4/30/2022	$11,090	$11,427	$12,601
5/31/2022	$10,992	$11,490	$12,476
6/30/2022	$10,675	$11,261	$12,081
7/31/2022	$11,038	$11,544	$12,607
8/31/2022	$10,790	$11,244	$12,272
9/30/2022	$10,162	$10,759	$11,460
10/31/2022	$10,219	$10,641	$11,602
11/30/2022	$10,459	$11,038	$11,814
12/31/2022	$10,406	$11,001	$11,694
1/31/2023	$10,647	$11,342	$11,908
2/28/2023	$10,513	$11,063	$11,744
3/31/2023	$10,739	$11,323	$12,084
4/30/2023	$10,756	$11,392	$12,097
5/31/2023	$10,672	$11,274	$11,952
6/30/2023	$10,672	$11,256	$11,912
7/31/2023	$10,691	$11,267	$11,927
8/31/2023	$10,641	$11,200	$11,821
9/30/2023	$10,430	$10,932	$11,603
10/31/2023	$10,354	$10,768	$11,518
11/30/2023	$10,662	$11,253	$11,830
12/31/2023	$10,986	$11,680	$12,149
1/31/2024	$10,986	$11,652	$12,171
2/29/2024	$10,883	$11,512	$12,040
3/31/2024	$10,973	$11,625	$12,139
4/30/2024	$10,773	$11,353	$11,934
5/31/2024	$10,937	$11,542	$12,139
6/30/2024	$11,038	$11,647	$12,235
7/31/2024	$11,185	$11,911	$12,453
8/31/2024	$11,322	$12,087	$12,550
9/30/2024	$11,468	$12,253	$12,739
10/31/2024	$11,303	$11,974	$12,510

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	4.01%	0.78%	1.23%
Class A	9.16%	1.77%	1.73%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 176,750,897
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 678,428
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,750,897
Number of Portfolio Holdings	103
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$678,428
Average MaturityFootnote Reference§	7.52 years
DurationFootnote Reference†	6.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	76.8%
AAA	1.6
A	5.7
BBB	14.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	76.8%
Corporate Debt Securities	12.3
Foreign Government Obligations	9.0
Other Investment Company	1.2
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.2%
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.25%, 01/15/2025	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 01/15/2026	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	2.6
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 10/15/2026	2.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Annual Fund Operating Expenses of Class A of the fund decreased during the year as a result of a decrease in expenses that were associated with the reorganization of Transamerica Inflation Protected Securities effective on October 27, 2023.

Material Fund Change Expenses [Text Block]

Annual Fund Operating Expenses of Class A of the fund decreased during the year as a result of a decrease in expenses that were associated with the reorganization of Transamerica Inflation Protected Securities effective on October 27, 2023.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000137927
Shareholder Report [Line Items]
Fund Name		Transamerica Inflation Opportunities
Class Name		Class C
Trading Symbol		TIOCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.71%

Expenses Paid, Amount		$ 178
Expense Ratio, Percent		1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the majority of the period, inflation continued to remain elevated in both the U.S. and Europe as the start of the period was marked by the war in the Middle East, in addition to the war in Ukraine, and the U.S. economy continued to run strong. Given the continued inflationary pressures into the first half of 2024, U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) and European Inflation Linked Bonds continued to look attractive relative to U.S. Treasuries and nominal European government bonds.

Asset allocation was the largest contributor to outperformance during the period. The Fund’s overweight allocation to corporate financial and industrial bonds contributed to performance as corporate spreads tightened to multi-year lows, net of duration, over the period. In addition, the Fund’s overweight to U.K. inflation linked bonds helped performance on an asset allocation basis.

Security selection within the Fund’s U.S. TIPS holdings also contributed positively to performance. The Fund was slightly overweight duration and these longer dated U.S. TIPS outperformed the Index.

The Fund’s overweight to Japanese inflation linked bonds was the primary detractor from performance over the period as the Bank of Japan reversed its negative interest rate policy by raising rates.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,990	$10,054	$10,026
12/31/2014	$9,860	$10,036	$9,913
1/31/2015	$9,971	$10,227	$10,225
2/28/2015	$9,921	$10,167	$10,102
3/31/2015	$9,860	$10,209	$10,054
4/30/2015	$9,931	$10,197	$10,128
5/31/2015	$9,850	$10,180	$10,045
6/30/2015	$9,769	$10,066	$9,947
7/31/2015	$9,739	$10,125	$9,968
8/31/2015	$9,618	$10,095	$9,892
9/30/2015	$9,527	$10,134	$9,833
10/31/2015	$9,578	$10,167	$9,858
11/30/2015	$9,548	$10,130	$9,849
12/31/2015	$9,396	$10,079	$9,770
1/31/2016	$9,406	$10,190	$9,915
2/29/2016	$9,457	$10,263	$10,026
3/31/2016	$9,658	$10,388	$10,206
4/30/2016	$9,699	$10,459	$10,241
5/31/2016	$9,669	$10,467	$10,169
6/30/2016	$9,830	$10,652	$10,380
7/31/2016	$9,900	$10,739	$10,470
8/31/2016	$9,941	$10,751	$10,423
9/30/2016	$9,971	$10,753	$10,480
10/31/2016	$9,921	$10,682	$10,439
11/30/2016	$9,738	$10,442	$10,238
12/31/2016	$9,759	$10,473	$10,228
1/31/2017	$9,830	$10,510	$10,314
2/28/2017	$9,870	$10,591	$10,362
3/31/2017	$9,863	$10,588	$10,357
4/30/2017	$9,933	$10,675	$10,418
5/31/2017	$9,937	$10,758	$10,414
6/30/2017	$9,871	$10,749	$10,315
7/31/2017	$9,925	$10,802	$10,361
8/31/2017	$10,006	$10,895	$10,471
9/30/2017	$9,955	$10,857	$10,404
10/31/2017	$9,966	$10,870	$10,426
11/30/2017	$9,984	$10,854	$10,440
12/31/2017	$10,055	$10,901	$10,536
1/31/2018	$10,014	$10,797	$10,445
2/28/2018	$9,923	$10,694	$10,344
3/31/2018	$9,999	$10,748	$10,452
4/30/2018	$9,952	$10,676	$10,446
5/31/2018	$9,922	$10,735	$10,491
6/30/2018	$9,947	$10,719	$10,533
7/31/2018	$9,930	$10,741	$10,482
8/31/2018	$9,931	$10,794	$10,558
9/30/2018	$9,859	$10,748	$10,447
10/31/2018	$9,708	$10,658	$10,297
11/30/2018	$9,697	$10,706	$10,346
12/31/2018	$9,744	$10,874	$10,403
1/31/2019	$9,920	$11,024	$10,543
2/28/2019	$9,910	$11,036	$10,541
3/31/2019	$10,086	$11,235	$10,735
4/30/2019	$10,107	$11,251	$10,771
5/31/2019	$10,204	$11,423	$10,949
6/30/2019	$10,317	$11,585	$11,043
7/31/2019	$10,359	$11,619	$11,082
8/31/2019	$10,558	$11,882	$11,345
9/30/2019	$10,454	$11,830	$11,191
10/31/2019	$10,475	$11,869	$11,220
11/30/2019	$10,458	$11,866	$11,237
12/31/2019	$10,507	$11,884	$11,279
1/31/2020	$10,695	$12,097	$11,516
2/29/2020	$10,762	$12,278	$11,676
3/31/2020	$10,218	$12,039	$11,471
4/30/2020	$10,544	$12,280	$11,789
5/31/2020	$10,638	$12,394	$11,825
6/30/2020	$10,795	$12,498	$11,957
7/31/2020	$11,046	$12,717	$12,232
8/31/2020	$11,098	$12,644	$12,365
9/30/2020	$11,065	$12,621	$12,319
10/31/2020	$11,023	$12,576	$12,240
11/30/2020	$11,220	$12,740	$12,377
12/31/2020	$11,325	$12,784	$12,519
1/31/2021	$11,315	$12,704	$12,561
2/28/2021	$11,119	$12,540	$12,358
3/31/2021	$11,119	$12,394	$12,335
4/30/2021	$11,245	$12,498	$12,507
5/31/2021	$11,342	$12,546	$12,659
6/30/2021	$11,396	$12,637	$12,736
7/31/2021	$11,598	$12,764	$13,075
8/31/2021	$11,587	$12,756	$13,052
9/30/2021	$11,484	$12,647	$12,959
10/31/2021	$11,561	$12,636	$13,106
11/30/2021	$11,614	$12,652	$13,223
12/31/2021	$11,652	$12,643	$13,265
1/31/2022	$11,417	$12,366	$12,997
2/28/2022	$11,431	$12,197	$13,108
3/31/2022	$11,318	$11,870	$12,864
4/30/2022	$11,016	$11,427	$12,601
5/31/2022	$10,898	$11,490	$12,476
6/30/2022	$10,590	$11,261	$12,081
7/31/2022	$10,975	$11,544	$12,607
8/31/2022	$10,725	$11,244	$12,272
9/30/2022	$10,089	$10,759	$11,460
10/31/2022	$10,144	$10,641	$11,602
11/30/2022	$10,382	$11,038	$11,814
12/31/2022	$10,322	$11,001	$11,694
1/31/2023	$10,550	$11,342	$11,908
2/28/2023	$10,414	$11,063	$11,744
3/31/2023	$10,637	$11,323	$12,084
4/30/2023	$10,649	$11,392	$12,097
5/31/2023	$10,546	$11,274	$11,952
6/30/2023	$10,551	$11,256	$11,912
7/31/2023	$10,563	$11,267	$11,927
8/31/2023	$10,495	$11,200	$11,821
9/30/2023	$10,285	$10,932	$11,603
10/31/2023	$10,202	$10,768	$11,518
11/30/2023	$10,507	$11,253	$11,830
12/31/2023	$10,813	$11,680	$12,149
1/31/2024	$10,802	$11,652	$12,171
2/29/2024	$10,697	$11,512	$12,040
3/31/2024	$10,781	$11,625	$12,139
4/30/2024	$10,583	$11,353	$11,934
5/31/2024	$10,730	$11,542	$12,139
6/30/2024	$10,837	$11,647	$12,235
7/31/2024	$10,966	$11,911	$12,453
8/31/2024	$11,097	$12,087	$12,550
9/30/2024	$11,226	$12,253	$12,739
10/31/2024	$11,052	$11,974	$12,510

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	7.33%	1.08%	1.01%
Class C	8.33%	1.08%	1.01%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 176,750,897
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 678,428
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,750,897
Number of Portfolio Holdings	103
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$678,428
Average MaturityFootnote Reference§	7.52 years
DurationFootnote Reference†	6.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	76.8%
AAA	1.6
A	5.7
BBB	14.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	76.8%
Corporate Debt Securities	12.3
Foreign Government Obligations	9.0
Other Investment Company	1.2
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.2%
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.25%, 01/15/2025	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 01/15/2026	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	2.6
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 10/15/2026	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000137928
Shareholder Report [Line Items]
Fund Name		Transamerica Inflation Opportunities
Class Name		Class I
Trading Symbol		ITIOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.62%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the majority of the period, inflation continued to remain elevated in both the U.S. and Europe as the start of the period was marked by the war in the Middle East, in addition to the war in Ukraine, and the U.S. economy continued to run strong. Given the continued inflationary pressures into the first half of 2024, U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) and European Inflation Linked Bonds continued to look attractive relative to U.S. Treasuries and nominal European government bonds.

Asset allocation was the largest contributor to outperformance during the period. The Fund’s overweight allocation to corporate financial and industrial bonds contributed to performance as corporate spreads tightened to multi-year lows, net of duration, over the period. In addition, the Fund’s overweight to U.K. inflation linked bonds helped performance on an asset allocation basis.

Security selection within the Fund’s U.S. TIPS holdings also contributed positively to performance. The Fund was slightly overweight duration and these longer dated U.S. TIPS outperformed the Index.

The Fund’s overweight to Japanese inflation linked bonds was the primary detractor from performance over the period as the Bank of Japan reversed its negative interest rate policy by raising rates.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,002	$10,054	$10,026
12/31/2014	$9,880	$10,036	$9,913
1/31/2015	$10,001	$10,227	$10,225
2/28/2015	$9,951	$10,167	$10,102
3/31/2015	$9,900	$10,209	$10,054
4/30/2015	$9,981	$10,197	$10,128
5/31/2015	$9,911	$10,180	$10,045
6/30/2015	$9,830	$10,066	$9,947
7/31/2015	$9,810	$10,125	$9,968
8/31/2015	$9,699	$10,095	$9,892
9/30/2015	$9,618	$10,134	$9,833
10/31/2015	$9,678	$10,167	$9,858
11/30/2015	$9,648	$10,130	$9,849
12/31/2015	$9,507	$10,079	$9,770
1/31/2016	$9,527	$10,190	$9,915
2/29/2016	$9,588	$10,263	$10,026
3/31/2016	$9,800	$10,388	$10,206
4/30/2016	$9,840	$10,459	$10,241
5/31/2016	$9,820	$10,467	$10,169
6/30/2016	$10,001	$10,652	$10,380
7/31/2016	$10,072	$10,739	$10,470
8/31/2016	$10,133	$10,751	$10,423
9/30/2016	$10,173	$10,753	$10,480
10/31/2016	$10,123	$10,682	$10,439
11/30/2016	$9,948	$10,442	$10,238
12/31/2016	$9,964	$10,473	$10,228
1/31/2017	$10,056	$10,510	$10,314
2/28/2017	$10,106	$10,591	$10,362
3/31/2017	$10,107	$10,588	$10,357
4/30/2017	$10,185	$10,675	$10,418
5/31/2017	$10,198	$10,758	$10,414
6/30/2017	$10,139	$10,749	$10,315
7/31/2017	$10,192	$10,802	$10,361
8/31/2017	$10,293	$10,895	$10,471
9/30/2017	$10,241	$10,857	$10,404
10/31/2017	$10,271	$10,870	$10,426
11/30/2017	$10,297	$10,854	$10,440
12/31/2017	$10,369	$10,901	$10,536
1/31/2018	$10,344	$10,797	$10,445
2/28/2018	$10,249	$10,694	$10,344
3/31/2018	$10,335	$10,748	$10,452
4/30/2018	$10,306	$10,676	$10,446
5/31/2018	$10,274	$10,735	$10,491
6/30/2018	$10,307	$10,719	$10,533
7/31/2018	$10,309	$10,741	$10,482
8/31/2018	$10,309	$10,794	$10,558
9/30/2018	$10,244	$10,748	$10,447
10/31/2018	$10,099	$10,658	$10,297
11/30/2018	$10,096	$10,706	$10,346
12/31/2018	$10,163	$10,874	$10,403
1/31/2019	$10,342	$11,024	$10,543
2/28/2019	$10,342	$11,036	$10,541
3/31/2019	$10,533	$11,235	$10,735
4/30/2019	$10,575	$11,251	$10,771
5/31/2019	$10,672	$11,423	$10,949
6/30/2019	$10,796	$11,585	$11,043
7/31/2019	$10,857	$11,619	$11,082
8/31/2019	$11,070	$11,882	$11,345
9/30/2019	$10,969	$11,830	$11,191
10/31/2019	$11,005	$11,869	$11,220
11/30/2019	$11,007	$11,866	$11,237
12/31/2019	$11,056	$11,884	$11,279
1/31/2020	$11,267	$12,097	$11,516
2/29/2020	$11,344	$12,278	$11,676
3/31/2020	$10,782	$12,039	$11,471
4/30/2020	$11,136	$12,280	$11,789
5/31/2020	$11,243	$12,394	$11,825
6/30/2020	$11,415	$12,498	$11,957
7/31/2020	$11,694	$12,717	$12,232
8/31/2020	$11,770	$12,644	$12,365
9/30/2020	$11,735	$12,621	$12,319
10/31/2020	$11,702	$12,576	$12,240
11/30/2020	$11,926	$12,740	$12,377
12/31/2020	$12,045	$12,784	$12,519
1/31/2021	$12,039	$12,704	$12,561
2/28/2021	$11,847	$12,540	$12,358
3/31/2021	$11,858	$12,394	$12,335
4/30/2021	$11,999	$12,498	$12,507
5/31/2021	$12,121	$12,546	$12,659
6/30/2021	$12,187	$12,637	$12,736
7/31/2021	$12,417	$12,764	$13,075
8/31/2021	$12,408	$12,756	$13,052
9/30/2021	$12,312	$12,647	$12,959
10/31/2021	$12,414	$12,636	$13,106
11/30/2021	$12,478	$12,652	$13,223
12/31/2021	$12,529	$12,643	$13,265
1/31/2022	$12,285	$12,366	$12,997
2/28/2022	$12,318	$12,197	$13,108
3/31/2022	$12,202	$11,870	$12,864
4/30/2022	$11,886	$11,427	$12,601
5/31/2022	$11,774	$11,490	$12,476
6/30/2022	$11,441	$11,261	$12,081
7/31/2022	$11,830	$11,544	$12,607
8/31/2022	$11,569	$11,244	$12,272
9/30/2022	$10,893	$10,759	$11,460
10/31/2022	$10,957	$10,641	$11,602
11/30/2022	$11,228	$11,038	$11,814
12/31/2022	$11,174	$11,001	$11,694
1/31/2023	$11,434	$11,342	$11,908
2/28/2023	$11,292	$11,063	$11,744
3/31/2023	$11,535	$11,323	$12,084
4/30/2023	$11,557	$11,392	$12,097
5/31/2023	$11,472	$11,274	$11,952
6/30/2023	$11,476	$11,256	$11,912
7/31/2023	$11,499	$11,267	$11,927
8/31/2023	$11,437	$11,200	$11,821
9/30/2023	$11,214	$10,932	$11,603
10/31/2023	$11,137	$10,768	$11,518
11/30/2023	$11,481	$11,253	$11,830
12/31/2023	$11,841	$11,680	$12,149
1/31/2024	$11,841	$11,652	$12,171
2/29/2024	$11,743	$11,512	$12,040
3/31/2024	$11,842	$11,625	$12,139
4/30/2024	$11,631	$11,353	$11,934
5/31/2024	$11,808	$11,542	$12,139
6/30/2024	$11,919	$11,647	$12,235
7/31/2024	$12,079	$11,911	$12,453
8/31/2024	$12,228	$12,087	$12,550
9/30/2024	$12,400	$12,253	$12,739
10/31/2024	$12,213	$11,974	$12,510

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	9.66%	2.10%	2.02%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 176,750,897
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 678,428
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,750,897
Number of Portfolio Holdings	103
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$678,428
Average MaturityFootnote Reference§	7.52 years
DurationFootnote Reference†	6.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	76.8%
AAA	1.6
A	5.7
BBB	14.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	76.8%
Corporate Debt Securities	12.3
Foreign Government Obligations	9.0
Other Investment Company	1.2
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.2%
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.25%, 01/15/2025	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 01/15/2026	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	2.6
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 10/15/2026	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000137929
Shareholder Report [Line Items]
Fund Name		Transamerica Inflation Opportunities
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$54	0.52%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the majority of the period, inflation continued to remain elevated in both the U.S. and Europe as the start of the period was marked by the war in the Middle East, in addition to the war in Ukraine, and the U.S. economy continued to run strong. Given the continued inflationary pressures into the first half of 2024, U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) and European Inflation Linked Bonds continued to look attractive relative to U.S. Treasuries and nominal European government bonds.

Asset allocation was the largest contributor to outperformance during the period. The Fund’s overweight allocation to corporate financial and industrial bonds contributed to performance as corporate spreads tightened to multi-year lows, net of duration, over the period. In addition, the Fund’s overweight to U.K. inflation linked bonds helped performance on an asset allocation basis.

Security selection within the Fund’s U.S. TIPS holdings also contributed positively to performance. The Fund was slightly overweight duration and these longer dated U.S. TIPS outperformed the Index.

The Fund’s overweight to Japanese inflation linked bonds was the primary detractor from performance over the period as the Bank of Japan reversed its negative interest rate policy by raising rates.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg U.S. Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,994	$10,054	$10,026
12/31/2014	$9,873	$10,036	$9,913
1/31/2015	$9,994	$10,227	$10,225
2/28/2015	$9,943	$10,167	$10,102
3/31/2015	$9,893	$10,209	$10,054
4/30/2015	$9,974	$10,197	$10,128
5/31/2015	$9,913	$10,180	$10,045
6/30/2015	$9,832	$10,066	$9,947
7/31/2015	$9,812	$10,125	$9,968
8/31/2015	$9,701	$10,095	$9,892
9/30/2015	$9,621	$10,134	$9,833
10/31/2015	$9,681	$10,167	$9,858
11/30/2015	$9,651	$10,130	$9,849
12/31/2015	$9,510	$10,079	$9,770
1/31/2016	$9,530	$10,190	$9,915
2/29/2016	$9,590	$10,263	$10,026
3/31/2016	$9,802	$10,388	$10,206
4/30/2016	$9,843	$10,459	$10,241
5/31/2016	$9,832	$10,467	$10,169
6/30/2016	$10,004	$10,652	$10,380
7/31/2016	$10,074	$10,739	$10,470
8/31/2016	$10,135	$10,751	$10,423
9/30/2016	$10,175	$10,753	$10,480
10/31/2016	$10,135	$10,682	$10,439
11/30/2016	$9,961	$10,442	$10,238
12/31/2016	$9,981	$10,473	$10,228
1/31/2017	$10,072	$10,510	$10,314
2/28/2017	$10,123	$10,591	$10,362
3/31/2017	$10,114	$10,588	$10,357
4/30/2017	$10,202	$10,675	$10,418
5/31/2017	$10,205	$10,758	$10,414
6/30/2017	$10,147	$10,749	$10,315
7/31/2017	$10,210	$10,802	$10,361
8/31/2017	$10,301	$10,895	$10,471
9/30/2017	$10,260	$10,857	$10,404
10/31/2017	$10,290	$10,870	$10,426
11/30/2017	$10,316	$10,854	$10,440
12/31/2017	$10,388	$10,901	$10,536
1/31/2018	$10,363	$10,797	$10,445
2/28/2018	$10,269	$10,694	$10,344
3/31/2018	$10,355	$10,748	$10,452
4/30/2018	$10,326	$10,676	$10,446
5/31/2018	$10,295	$10,735	$10,491
6/30/2018	$10,328	$10,719	$10,533
7/31/2018	$10,331	$10,741	$10,482
8/31/2018	$10,341	$10,794	$10,558
9/30/2018	$10,277	$10,748	$10,447
10/31/2018	$10,122	$10,658	$10,297
11/30/2018	$10,130	$10,706	$10,346
12/31/2018	$10,186	$10,874	$10,403
1/31/2019	$10,366	$11,024	$10,543
2/28/2019	$10,366	$11,036	$10,541
3/31/2019	$10,567	$11,235	$10,735
4/30/2019	$10,598	$11,251	$10,771
5/31/2019	$10,707	$11,423	$10,949
6/30/2019	$10,831	$11,585	$11,043
7/31/2019	$10,893	$11,619	$11,082
8/31/2019	$11,106	$11,882	$11,345
9/30/2019	$11,005	$11,830	$11,191
10/31/2019	$11,042	$11,869	$11,220
11/30/2019	$11,033	$11,866	$11,237
12/31/2019	$11,093	$11,884	$11,279
1/31/2020	$11,304	$12,097	$11,516
2/29/2020	$11,381	$12,278	$11,676
3/31/2020	$10,819	$12,039	$11,471
4/30/2020	$11,173	$12,280	$11,789
5/31/2020	$11,270	$12,394	$11,825
6/30/2020	$11,442	$12,498	$11,957
7/31/2020	$11,732	$12,717	$12,232
8/31/2020	$11,796	$12,644	$12,365
9/30/2020	$11,773	$12,621	$12,319
10/31/2020	$11,730	$12,576	$12,240
11/30/2020	$11,964	$12,740	$12,377
12/31/2020	$12,083	$12,784	$12,519
1/31/2021	$12,077	$12,704	$12,561
2/28/2021	$11,885	$12,540	$12,358
3/31/2021	$11,896	$12,394	$12,335
4/30/2021	$12,037	$12,498	$12,507
5/31/2021	$12,160	$12,546	$12,659
6/30/2021	$12,226	$12,637	$12,736
7/31/2021	$12,456	$12,764	$13,075
8/31/2021	$12,447	$12,756	$13,052
9/30/2021	$12,351	$12,647	$12,959
10/31/2021	$12,453	$12,636	$13,106
11/30/2021	$12,518	$12,652	$13,223
12/31/2021	$12,570	$12,643	$13,265
1/31/2022	$12,326	$12,366	$12,997
2/28/2022	$12,360	$12,197	$13,108
3/31/2022	$12,243	$11,870	$12,864
4/30/2022	$11,916	$11,427	$12,601
5/31/2022	$11,816	$11,490	$12,476
6/30/2022	$11,483	$11,261	$12,081
7/31/2022	$11,872	$11,544	$12,607
8/31/2022	$11,600	$11,244	$12,272
9/30/2022	$10,936	$10,759	$11,460
10/31/2022	$11,001	$10,641	$11,602
11/30/2022	$11,271	$11,038	$11,814
12/31/2022	$11,218	$11,001	$11,694
1/31/2023	$11,479	$11,342	$11,908
2/28/2023	$11,336	$11,063	$11,744
3/31/2023	$11,580	$11,323	$12,084
4/30/2023	$11,602	$11,392	$12,097
5/31/2023	$11,505	$11,274	$11,952
6/30/2023	$11,521	$11,256	$11,912
7/31/2023	$11,544	$11,267	$11,927
8/31/2023	$11,482	$11,200	$11,821
9/30/2023	$11,260	$10,932	$11,603
10/31/2023	$11,183	$10,768	$11,518
11/30/2023	$11,515	$11,253	$11,830
12/31/2023	$11,865	$11,680	$12,149
1/31/2024	$11,865	$11,652	$12,171
2/29/2024	$11,766	$11,512	$12,040
3/31/2024	$11,866	$11,625	$12,139
4/30/2024	$11,656	$11,353	$11,934
5/31/2024	$11,835	$11,542	$12,139
6/30/2024	$11,959	$11,647	$12,235
7/31/2024	$12,120	$11,911	$12,453
8/31/2024	$12,271	$12,087	$12,550
9/30/2024	$12,431	$12,253	$12,739
10/31/2024	$12,245	$11,974	$12,510

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	9.49%	2.09%	2.05%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	8.61%	2.20%	2.26%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 176,750,897
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 678,428
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,750,897
Number of Portfolio Holdings	103
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$678,428
Average MaturityFootnote Reference§	7.52 years
DurationFootnote Reference†	6.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	76.8%
AAA	1.6
A	5.7
BBB	14.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	76.8%
Corporate Debt Securities	12.3
Foreign Government Obligations	9.0
Other Investment Company	1.2
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.2%
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.25%, 01/15/2025	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 01/15/2026	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	2.6
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 10/15/2026	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000244911
Shareholder Report [Line Items]
Fund Name		Transamerica Inflation Opportunities
Class Name		Class I3
Trading Symbol		TIOBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$54	0.52%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the majority of the period, inflation continued to remain elevated in both the U.S. and Europe as the start of the period was marked by the war in the Middle East, in addition to the war in Ukraine, and the U.S. economy continued to run strong. Given the continued inflationary pressures into the first half of 2024, U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) and European Inflation Linked Bonds continued to look attractive relative to U.S. Treasuries and nominal European government bonds.

Asset allocation was the largest contributor to outperformance during the period. The Fund’s overweight allocation to corporate financial and industrial bonds contributed to performance as corporate spreads tightened to multi-year lows, net of duration, over the period. In addition, the Fund’s overweight to U.K. inflation linked bonds helped performance on an asset allocation basis.

Security selection within the Fund’s U.S. TIPS holdings also contributed positively to performance. The Fund was slightly overweight duration and these longer dated U.S. TIPS outperformed the Index.

The Fund’s overweight to Japanese inflation linked bonds was the primary detractor from performance over the period as the Bank of Japan reversed its negative interest rate policy by raising rates.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Bloomberg U.S. Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/27/2023	$10,000	$10,000	$10,000
10/31/2023	$10,000	$9,975	$9,958
11/30/2023	$10,297	$10,424	$10,228
12/31/2023	$10,610	$10,820	$10,504
1/31/2024	$10,610	$10,794	$10,522
2/29/2024	$10,522	$10,665	$10,409
3/31/2024	$10,611	$10,769	$10,495
4/30/2024	$10,423	$10,518	$10,318
5/31/2024	$10,583	$10,692	$10,495
6/30/2024	$10,694	$10,790	$10,577
7/31/2024	$10,838	$11,035	$10,766
8/31/2024	$10,973	$11,197	$10,850
9/30/2024	$11,116	$11,351	$11,013
10/31/2024	$10,949	$11,093	$10,816

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 10/27/23
Class I3	9.49%	9.36%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	10.79%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	8.61%	8.19%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 176,750,897
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 678,428
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,750,897
Number of Portfolio Holdings	103
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$678,428
Average MaturityFootnote Reference§	7.52 years
DurationFootnote Reference†	6.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	76.8%
AAA	1.6
A	5.7
BBB	14.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	76.8%
Corporate Debt Securities	12.3
Foreign Government Obligations	9.0
Other Investment Company	1.2
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.2%
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.25%, 01/15/2025	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 01/15/2026	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	2.6
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 10/15/2026	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000244910
Shareholder Report [Line Items]
Fund Name		Transamerica Inflation Opportunities
Class Name		Class R
Trading Symbol		TIODX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.00%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the majority of the period, inflation continued to remain elevated in both the U.S. and Europe as the start of the period was marked by the war in the Middle East, in addition to the war in Ukraine, and the U.S. economy continued to run strong. Given the continued inflationary pressures into the first half of 2024, U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) and European Inflation Linked Bonds continued to look attractive relative to U.S. Treasuries and nominal European government bonds.

Asset allocation was the largest contributor to outperformance during the period. The Fund’s overweight allocation to corporate financial and industrial bonds contributed to performance as corporate spreads tightened to multi-year lows, net of duration, over the period. In addition, the Fund’s overweight to U.K. inflation linked bonds helped performance on an asset allocation basis.

Security selection within the Fund’s U.S. TIPS holdings also contributed positively to performance. The Fund was slightly overweight duration and these longer dated U.S. TIPS outperformed the Index.

The Fund’s overweight to Japanese inflation linked bonds was the primary detractor from performance over the period as the Bank of Japan reversed its negative interest rate policy by raising rates.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/27/2023	$10,000	$10,000	$10,000
10/31/2023	$10,000	$9,975	$9,958
11/30/2023	$10,296	$10,424	$10,228
12/31/2023	$10,608	$10,820	$10,504
1/31/2024	$10,597	$10,794	$10,522
2/29/2024	$10,508	$10,665	$10,409
3/31/2024	$10,594	$10,769	$10,495
4/30/2024	$10,400	$10,518	$10,318
5/31/2024	$10,557	$10,692	$10,495
6/30/2024	$10,654	$10,790	$10,577
7/31/2024	$10,795	$11,035	$10,766
8/31/2024	$10,926	$11,197	$10,850
9/30/2024	$11,066	$11,351	$11,013
10/31/2024	$10,905	$11,093	$10,816

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 10/27/23
Class R	9.05%	8.92%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	10.79%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	8.61%	8.19%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 176,750,897
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 678,428
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,750,897
Number of Portfolio Holdings	103
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$678,428
Average MaturityFootnote Reference§	7.52 years
DurationFootnote Reference†	6.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	76.8%
AAA	1.6
A	5.7
BBB	14.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	76.8%
Corporate Debt Securities	12.3
Foreign Government Obligations	9.0
Other Investment Company	1.2
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.2%
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.25%, 01/15/2025	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 01/15/2026	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	2.6
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 10/15/2026	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000244909
Shareholder Report [Line Items]
Fund Name		Transamerica Inflation Opportunities
Class Name		Class R4
Trading Symbol		TIOEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$68	0.65%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the majority of the period, inflation continued to remain elevated in both the U.S. and Europe as the start of the period was marked by the war in the Middle East, in addition to the war in Ukraine, and the U.S. economy continued to run strong. Given the continued inflationary pressures into the first half of 2024, U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) and European Inflation Linked Bonds continued to look attractive relative to U.S. Treasuries and nominal European government bonds.

Asset allocation was the largest contributor to outperformance during the period. The Fund’s overweight allocation to corporate financial and industrial bonds contributed to performance as corporate spreads tightened to multi-year lows, net of duration, over the period. In addition, the Fund’s overweight to U.K. inflation linked bonds helped performance on an asset allocation basis.

Security selection within the Fund’s U.S. TIPS holdings also contributed positively to performance. The Fund was slightly overweight duration and these longer dated U.S. TIPS outperformed the Index.

The Fund’s overweight to Japanese inflation linked bonds was the primary detractor from performance over the period as the Bank of Japan reversed its negative interest rate policy by raising rates.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/27/2023	$10,000	$10,000	$10,000
10/31/2023	$9,989	$9,975	$9,958
11/30/2023	$10,285	$10,424	$10,228
12/31/2023	$10,597	$10,820	$10,504
1/31/2024	$10,597	$10,794	$10,522
2/29/2024	$10,499	$10,665	$10,409
3/31/2024	$10,597	$10,769	$10,495
4/30/2024	$10,407	$10,518	$10,318
5/31/2024	$10,567	$10,692	$10,495
6/30/2024	$10,666	$10,790	$10,577
7/31/2024	$10,809	$11,035	$10,766
8/31/2024	$10,942	$11,197	$10,850
9/30/2024	$11,095	$11,351	$11,013
10/31/2024	$10,927	$11,093	$10,816

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 10/27/23
Class R4	9.39%	9.26%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	10.79%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	8.61%	8.19%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 176,750,897
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 678,428
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,750,897
Number of Portfolio Holdings	103
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$678,428
Average MaturityFootnote Reference§	7.52 years
DurationFootnote Reference†	6.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	76.8%
AAA	1.6
A	5.7
BBB	14.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	76.8%
Corporate Debt Securities	12.3
Foreign Government Obligations	9.0
Other Investment Company	1.2
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.2%
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.25%, 01/15/2025	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 01/15/2026	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	2.6
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 10/15/2026	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000172159
Shareholder Report [Line Items]
Fund Name		Transamerica Inflation Opportunities
Class Name		Class R6
Trading Symbol		RTIOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.52%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the majority of the period, inflation continued to remain elevated in both the U.S. and Europe as the start of the period was marked by the war in the Middle East, in addition to the war in Ukraine, and the U.S. economy continued to run strong. Given the continued inflationary pressures into the first half of 2024, U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) and European Inflation Linked Bonds continued to look attractive relative to U.S. Treasuries and nominal European government bonds.

Asset allocation was the largest contributor to outperformance during the period. The Fund’s overweight allocation to corporate financial and industrial bonds contributed to performance as corporate spreads tightened to multi-year lows, net of duration, over the period. In addition, the Fund’s overweight to U.K. inflation linked bonds helped performance on an asset allocation basis.

Security selection within the Fund’s U.S. TIPS holdings also contributed positively to performance. The Fund was slightly overweight duration and these longer dated U.S. TIPS outperformed the Index.

The Fund’s overweight to Japanese inflation linked bonds was the primary detractor from performance over the period as the Bank of Japan reversed its negative interest rate policy by raising rates.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
7/25/2016	$10,000	$10,000	$10,000
7/31/2016	$10,081	$10,041	$10,095
8/31/2016	$10,131	$10,052	$10,049
9/30/2016	$10,171	$10,054	$10,104
10/31/2016	$10,131	$9,988	$10,064
11/30/2016	$9,957	$9,763	$9,871
12/31/2016	$9,977	$9,792	$9,861
1/31/2017	$10,068	$9,827	$9,944
2/28/2017	$10,119	$9,903	$9,991
3/31/2017	$10,120	$9,899	$9,986
4/30/2017	$10,198	$9,981	$10,045
5/31/2017	$10,201	$10,058	$10,040
6/30/2017	$10,143	$10,050	$9,945
7/31/2017	$10,206	$10,100	$9,989
8/31/2017	$10,297	$10,187	$10,096
9/30/2017	$10,256	$10,151	$10,031
10/31/2017	$10,286	$10,163	$10,052
11/30/2017	$10,312	$10,148	$10,065
12/31/2017	$10,384	$10,193	$10,158
1/31/2018	$10,359	$10,095	$10,071
2/28/2018	$10,265	$9,999	$9,973
3/31/2018	$10,361	$10,049	$10,077
4/30/2018	$10,322	$9,982	$10,072
5/31/2018	$10,291	$10,037	$10,115
6/30/2018	$10,324	$10,022	$10,155
7/31/2018	$10,327	$10,043	$10,106
8/31/2018	$10,337	$10,093	$10,179
9/30/2018	$10,273	$10,049	$10,072
10/31/2018	$10,129	$9,965	$9,928
11/30/2018	$10,126	$10,010	$9,975
12/31/2018	$10,182	$10,167	$10,029
1/31/2019	$10,372	$10,307	$10,164
2/28/2019	$10,372	$10,318	$10,163
3/31/2019	$10,563	$10,504	$10,350
4/30/2019	$10,594	$10,519	$10,384
5/31/2019	$10,703	$10,680	$10,556
6/30/2019	$10,827	$10,831	$10,647
7/31/2019	$10,889	$10,864	$10,684
8/31/2019	$11,102	$11,109	$10,938
9/30/2019	$11,001	$11,061	$10,790
10/31/2019	$11,037	$11,097	$10,817
11/30/2019	$11,029	$11,095	$10,834
12/31/2019	$11,089	$11,111	$10,875
1/31/2020	$11,300	$11,311	$11,103
2/29/2020	$11,377	$11,480	$11,257
3/31/2020	$10,815	$11,256	$11,059
4/30/2020	$11,169	$11,481	$11,366
5/31/2020	$11,266	$11,589	$11,401
6/30/2020	$11,448	$11,685	$11,528
7/31/2020	$11,727	$11,891	$11,793
8/31/2020	$11,803	$11,822	$11,922
9/30/2020	$11,768	$11,801	$11,878
10/31/2020	$11,736	$11,759	$11,801
11/30/2020	$11,960	$11,912	$11,933
12/31/2020	$12,079	$11,953	$12,070
1/31/2021	$12,073	$11,878	$12,110
2/28/2021	$11,881	$11,725	$11,915
3/31/2021	$11,892	$11,588	$11,893
4/30/2021	$12,033	$11,686	$12,059
5/31/2021	$12,155	$11,730	$12,205
6/30/2021	$12,221	$11,816	$12,279
7/31/2021	$12,451	$11,934	$12,606
8/31/2021	$12,442	$11,926	$12,584
9/30/2021	$12,347	$11,825	$12,494
10/31/2021	$12,448	$11,815	$12,636
11/30/2021	$12,513	$11,829	$12,749
12/31/2021	$12,565	$11,821	$12,789
1/31/2022	$12,321	$11,562	$12,531
2/28/2022	$12,355	$11,404	$12,637
3/31/2022	$12,238	$11,098	$12,402
4/30/2022	$11,923	$10,685	$12,149
5/31/2022	$11,811	$10,743	$12,029
6/30/2022	$11,478	$10,529	$11,648
7/31/2022	$11,867	$10,793	$12,155
8/31/2022	$11,607	$10,513	$11,832
9/30/2022	$10,931	$10,060	$11,049
10/31/2022	$10,996	$9,949	$11,186
11/30/2022	$11,266	$10,320	$11,390
12/31/2022	$11,213	$10,285	$11,274
1/31/2023	$11,473	$10,604	$11,481
2/28/2023	$11,331	$10,344	$11,323
3/31/2023	$11,575	$10,587	$11,650
4/30/2023	$11,597	$10,651	$11,663
5/31/2023	$11,512	$10,541	$11,524
6/30/2023	$11,515	$10,524	$11,485
7/31/2023	$11,539	$10,535	$11,499
8/31/2023	$11,477	$10,471	$11,397
9/30/2023	$11,254	$10,222	$11,186
10/31/2023	$11,178	$10,068	$11,105
11/30/2023	$11,510	$10,521	$11,406
12/31/2023	$11,859	$10,920	$11,713
1/31/2024	$11,871	$10,894	$11,734
2/29/2024	$11,761	$10,764	$11,608
3/31/2024	$11,861	$10,869	$11,703
4/30/2024	$11,650	$10,615	$11,506
5/31/2024	$11,829	$10,791	$11,704
6/30/2024	$11,954	$10,890	$11,796
7/31/2024	$12,114	$11,137	$12,006
8/31/2024	$12,265	$11,301	$12,100
9/30/2024	$12,437	$11,456	$12,282
10/31/2024	$12,251	$11,196	$12,062

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 7/25/16
Class R6	9.61%	2.11%	2.49%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.38%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	8.61%	2.20%	2.29%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 176,750,897
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 678,428
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,750,897
Number of Portfolio Holdings	103
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$678,428
Average MaturityFootnote Reference§	7.52 years
DurationFootnote Reference†	6.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	76.8%
AAA	1.6
A	5.7
BBB	14.6
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	76.8%
Corporate Debt Securities	12.3
Foreign Government Obligations	9.0
Other Investment Company	1.2
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.2%
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.25%, 01/15/2025	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 01/15/2026	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	2.6
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 10/15/2026	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000119592
Shareholder Report [Line Items]
Fund Name		Transamerica Intermediate Muni
Class Name		Class A
Trading Symbol		TAMUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.67%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At fiscal year-end on October 31, 2024, the spread between high-yield and investment-grade municipal yields was near historic lows at 178 basis points ("bps"). Since 1995 through the end of the fiscal year, the narrowest spread between the two has been 113 bps, with an average spread of 286 bps. Year-to-date, municipal bond mutual funds have seen outflows, while municipal bond ETFs welcomed inflows. Issuance year-to-date was also up substantially compared to the same period last year.

The Fund's duration ended the fiscal year near where it began it, moving slightly from 6.33 years to 6.36 years, ending the period 0.35 years longer than the benchmark.

The Fund’s allocation to the 8+ year duration bucket was the largest contributor to performance in terms of duration positioning. However, an overweight in AA-rated credits detracted from performance, as credit spread tightening reduced the relative performance of these holdings. While the Fund's shorter-duration positions provided liquidity and allowed for portfolio repositioning, they did not capture as much price appreciation due to lower interest rate sensitivity compared to longer-duration holdings.

Credit quality also contributed to performance, primarily through an overweight in single A-rated and non-rated securities. Single A-rated positions, particularly within the 8+ year duration bucket, were among the strongest contributors.

The Fund’s Industrial Revenue Bonds (“IDRs”) contributed as one of the top-performing sectors, benefitting from excess spread compression as credit spreads tightened. IDRs typically have higher initial spreads than utilities or essential services, which enhanced returns in the fiscal year. Opportunistic trading through active management remained a key priority during the fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Bloomberg Muni Managed Money Intermediate Index
10/31/2014	$9,679	$10,000	$10,000
11/30/2014	$9,696	$10,017	$10,004
12/31/2014	$9,761	$10,068	$10,037
1/31/2015	$9,978	$10,246	$10,232
2/28/2015	$9,885	$10,141	$10,101
3/31/2015	$9,933	$10,170	$10,131
4/30/2015	$9,892	$10,116	$10,074
5/31/2015	$9,851	$10,089	$10,045
6/30/2015	$9,846	$10,079	$10,036
7/31/2015	$9,926	$10,152	$10,116
8/31/2015	$9,958	$10,172	$10,145
9/30/2015	$10,053	$10,246	$10,235
10/31/2015	$10,102	$10,287	$10,275
11/30/2015	$10,140	$10,328	$10,306
12/31/2015	$10,222	$10,400	$10,378
1/31/2016	$10,351	$10,524	$10,532
2/29/2016	$10,363	$10,541	$10,544
3/31/2016	$10,414	$10,574	$10,557
4/30/2016	$10,491	$10,652	$10,637
5/31/2016	$10,513	$10,681	$10,635
6/30/2016	$10,716	$10,851	$10,799
7/31/2016	$10,706	$10,857	$10,808
8/31/2016	$10,731	$10,872	$10,807
9/30/2016	$10,693	$10,818	$10,762
10/31/2016	$10,565	$10,704	$10,644
11/30/2016	$10,044	$10,305	$10,212
12/31/2016	$10,185	$10,426	$10,350
1/31/2017	$10,230	$10,495	$10,421
2/28/2017	$10,313	$10,568	$10,490
3/31/2017	$10,359	$10,591	$10,512
4/30/2017	$10,450	$10,667	$10,607
5/31/2017	$10,605	$10,837	$10,781
6/30/2017	$10,566	$10,798	$10,730
7/31/2017	$10,630	$10,885	$10,816
8/31/2017	$10,730	$10,968	$10,887
9/30/2017	$10,683	$10,912	$10,817
10/31/2017	$10,691	$10,939	$10,835
11/30/2017	$10,645	$10,880	$10,738
12/31/2017	$10,757	$10,994	$10,855
1/31/2018	$10,598	$10,865	$10,713
2/28/2018	$10,553	$10,832	$10,671
3/31/2018	$10,620	$10,872	$10,704
4/30/2018	$10,573	$10,833	$10,668
5/31/2018	$10,698	$10,957	$10,782
6/30/2018	$10,700	$10,967	$10,793
7/31/2018	$10,730	$10,993	$10,823
8/31/2018	$10,761	$11,022	$10,842
9/30/2018	$10,697	$10,950	$10,769
10/31/2018	$10,613	$10,883	$10,709
11/30/2018	$10,732	$11,003	$10,844
12/31/2018	$10,860	$11,135	$10,987
1/31/2019	$10,951	$11,219	$11,096
2/28/2019	$11,012	$11,279	$11,156
3/31/2019	$11,170	$11,458	$11,307
4/30/2019	$11,202	$11,501	$11,331
5/31/2019	$11,361	$11,659	$11,485
6/30/2019	$11,414	$11,702	$11,528
7/31/2019	$11,505	$11,797	$11,635
8/31/2019	$11,675	$11,983	$11,796
9/30/2019	$11,592	$11,887	$11,679
10/31/2019	$11,606	$11,908	$11,703
11/30/2019	$11,620	$11,938	$11,728
12/31/2019	$11,653	$11,974	$11,768
1/31/2020	$11,844	$12,189	$11,985
2/29/2020	$11,997	$12,346	$12,114
3/31/2020	$11,525	$11,899	$11,800
4/30/2020	$11,360	$11,749	$11,716
5/31/2020	$11,691	$12,123	$12,138
6/30/2020	$11,794	$12,223	$12,156
7/31/2020	$11,976	$12,429	$12,342
8/31/2020	$11,949	$12,370	$12,264
9/30/2020	$11,941	$12,373	$12,273
10/31/2020	$11,923	$12,336	$12,225
11/30/2020	$12,087	$12,522	$12,396
12/31/2020	$12,170	$12,598	$12,439
1/31/2021	$12,244	$12,678	$12,480
2/28/2021	$12,060	$12,477	$12,254
3/31/2021	$12,136	$12,554	$12,319
4/30/2021	$12,254	$12,659	$12,413
5/31/2021	$12,319	$12,697	$12,430
6/30/2021	$12,365	$12,732	$12,444
7/31/2021	$12,462	$12,837	$12,557
8/31/2021	$12,405	$12,790	$12,516
9/30/2021	$12,298	$12,698	$12,409
10/31/2021	$12,284	$12,661	$12,369
11/30/2021	$12,403	$12,769	$12,463
12/31/2021	$12,420	$12,789	$12,486
1/31/2022	$12,075	$12,439	$12,114
2/28/2022	$12,001	$12,395	$12,080
3/31/2022	$11,583	$11,993	$11,684
4/30/2022	$11,145	$11,661	$11,370
5/31/2022	$11,287	$11,834	$11,575
6/30/2022	$10,994	$11,641	$11,436
7/31/2022	$11,346	$11,948	$11,758
8/31/2022	$11,010	$11,686	$11,504
9/30/2022	$10,476	$11,238	$11,087
10/31/2022	$10,328	$11,144	$11,046
11/30/2022	$10,946	$11,666	$11,523
12/31/2022	$10,925	$11,699	$11,585
1/31/2023	$11,303	$12,035	$11,908
2/28/2023	$11,011	$11,763	$11,621
3/31/2023	$11,243	$12,024	$11,901
4/30/2023	$11,256	$11,996	$11,851
5/31/2023	$11,163	$11,892	$11,702
6/30/2023	$11,272	$12,012	$11,802
7/31/2023	$11,306	$12,059	$11,842
8/31/2023	$11,172	$11,885	$11,666
9/30/2023	$10,856	$11,537	$11,316
10/31/2023	$10,732	$11,439	$11,256
11/30/2023	$11,317	$12,165	$11,952
12/31/2023	$11,593	$12,448	$12,244
1/31/2024	$11,599	$12,384	$12,165
2/29/2024	$11,628	$12,400	$12,167
3/31/2024	$11,636	$12,400	$12,146
4/30/2024	$11,503	$12,246	$11,971
5/31/2024	$11,501	$12,210	$11,861
6/30/2024	$11,685	$12,397	$12,048
7/31/2024	$11,804	$12,510	$12,162
8/31/2024	$11,880	$12,609	$12,277
9/30/2024	$12,011	$12,734	$12,393
10/31/2024	$11,843	$12,548	$12,178

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	6.72%	(0.26%)	1.71%
Class A	10.36%	0.41%	2.04%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	2.30%
Bloomberg Muni Managed Money Intermediate IndexFootnote Reference(b)	8.19%	0.80%	1.99%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,103,844,962
Holdings Count | Holding		574
Advisory Fees Paid, Amount		$ 3,998,828
InvestmentCompanyPortfolioTurnover		95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,103,844,962
Number of Portfolio Holdings	574
Portfolio Turnover Rate	95%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,998,828
Average MaturityFootnote Reference§	8.41 years
DurationFootnote Reference†	6.36 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	1.0%
AAA	5.8
AA	67.8
A	7.0
BBB	5.4
BB	0.4
Not Rated	4.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	90.7%
Repurchase Agreements	10.0
U.S. Government Obligations	1.0
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

City of Chicago Waterworks Revenue, Series A, 5.50%, 11/01/2062	1.8%
New York City Municipal Water Finance Authority, Series AA, 5.25%, 06/15/2053	1.5
Indianapolis Local Public Improvement Bond Bank, Series F-1, 5.00%, 03/01/2058	1.1
Public Finance Authority, Series A-1, 5.50%, 07/01/2052	1.0
U.S. Treasury Bonds, 4.75%, 11/15/2043	0.9
New York State Dormitory Authority, 5.50%, 10/01/2054	0.8
Buckeye Tobacco Settlement Financing Authority, Class 2, Series B-2, 5.00%, 06/01/2055	0.8
Kentucky Economic Development Finance Authority, Series A, 5.00%, 12/01/2045	0.8
New York State Dormitory Authority, Series A, 5.50%, 07/01/2054	0.8
Lancaster Financing Authority, Series A, 5.00%, 05/01/2054	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000119593
Shareholder Report [Line Items]
Fund Name		Transamerica Intermediate Muni
Class Name		Class C
Trading Symbol		TCMUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	1.29%

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At fiscal year-end on October 31, 2024, the spread between high-yield and investment-grade municipal yields was near historic lows at 178 basis points ("bps"). Since 1995 through the end of the fiscal year, the narrowest spread between the two has been 113 bps, with an average spread of 286 bps. Year-to-date, municipal bond mutual funds have seen outflows, while municipal bond ETFs welcomed inflows. Issuance year-to-date was also up substantially compared to the same period last year.

The Fund's duration ended the fiscal year near where it began it, moving slightly from 6.33 years to 6.36 years, ending the period 0.35 years longer than the benchmark.

The Fund’s allocation to the 8+ year duration bucket was the largest contributor to performance in terms of duration positioning. However, an overweight in AA-rated credits detracted from performance, as credit spread tightening reduced the relative performance of these holdings. While the Fund's shorter-duration positions provided liquidity and allowed for portfolio repositioning, they did not capture as much price appreciation due to lower interest rate sensitivity compared to longer-duration holdings.

Credit quality also contributed to performance, primarily through an overweight in single A-rated and non-rated securities. Single A-rated positions, particularly within the 8+ year duration bucket, were among the strongest contributors.

The Fund’s Industrial Revenue Bonds (“IDRs”) contributed as one of the top-performing sectors, benefitting from excess spread compression as credit spreads tightened. IDRs typically have higher initial spreads than utilities or essential services, which enhanced returns in the fiscal year. Opportunistic trading through active management remained a key priority during the fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg Municipal Bond Index	Bloomberg Muni Managed Money Intermediate Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,013	$10,017	$10,004
12/31/2014	$10,076	$10,068	$10,037
1/31/2015	$10,295	$10,246	$10,232
2/28/2015	$10,195	$10,141	$10,101
3/31/2015	$10,239	$10,170	$10,131
4/30/2015	$10,192	$10,116	$10,074
5/31/2015	$10,146	$10,089	$10,045
6/30/2015	$10,134	$10,079	$10,036
7/31/2015	$10,213	$10,152	$10,116
8/31/2015	$10,240	$10,172	$10,145
9/30/2015	$10,334	$10,246	$10,235
10/31/2015	$10,370	$10,287	$10,275
11/30/2015	$10,414	$10,328	$10,306
12/31/2015	$10,493	$10,400	$10,378
1/31/2016	$10,612	$10,524	$10,532
2/29/2016	$10,619	$10,541	$10,544
3/31/2016	$10,675	$10,574	$10,557
4/30/2016	$10,741	$10,652	$10,637
5/31/2016	$10,768	$10,681	$10,635
6/30/2016	$10,962	$10,851	$10,799
7/31/2016	$10,946	$10,857	$10,808
8/31/2016	$10,976	$10,872	$10,807
9/30/2016	$10,923	$10,818	$10,762
10/31/2016	$10,785	$10,704	$10,644
11/30/2016	$10,257	$10,305	$10,212
12/31/2016	$10,395	$10,426	$10,350
1/31/2017	$10,435	$10,495	$10,421
2/28/2017	$10,506	$10,568	$10,490
3/31/2017	$10,547	$10,591	$10,512
4/30/2017	$10,635	$10,667	$10,607
5/31/2017	$10,797	$10,837	$10,781
6/30/2017	$10,752	$10,798	$10,730
7/31/2017	$10,811	$10,885	$10,816
8/31/2017	$10,908	$10,968	$10,887
9/30/2017	$10,844	$10,912	$10,817
10/31/2017	$10,857	$10,939	$10,835
11/30/2017	$10,804	$10,880	$10,738
12/31/2017	$10,904	$10,994	$10,855
1/31/2018	$10,746	$10,865	$10,713
2/28/2018	$10,695	$10,832	$10,671
3/31/2018	$10,757	$10,872	$10,704
4/30/2018	$10,705	$10,833	$10,668
5/31/2018	$10,825	$10,957	$10,782
6/30/2018	$10,822	$10,967	$10,793
7/31/2018	$10,847	$10,993	$10,823
8/31/2018	$10,862	$11,022	$10,842
9/30/2018	$10,801	$10,950	$10,769
10/31/2018	$10,702	$10,883	$10,709
11/30/2018	$10,826	$11,003	$10,844
12/31/2018	$10,940	$11,135	$10,987
1/31/2019	$11,035	$11,219	$11,096
2/28/2019	$11,093	$11,279	$11,156
3/31/2019	$11,246	$11,458	$11,307
4/30/2019	$11,272	$11,501	$11,331
5/31/2019	$11,427	$11,659	$11,485
6/30/2019	$11,464	$11,702	$11,528
7/31/2019	$11,560	$11,797	$11,635
8/31/2019	$11,715	$11,983	$11,796
9/30/2019	$11,625	$11,887	$11,679
10/31/2019	$11,643	$11,908	$11,703
11/30/2019	$11,651	$11,938	$11,728
12/31/2019	$11,668	$11,974	$11,768
1/31/2020	$11,854	$12,189	$11,985
2/29/2020	$12,011	$12,346	$12,114
3/31/2020	$11,521	$11,899	$11,800
4/30/2020	$11,360	$11,749	$11,716
5/31/2020	$11,686	$12,123	$12,138
6/30/2020	$11,773	$12,223	$12,156
7/31/2020	$11,959	$12,429	$12,342
8/31/2020	$11,915	$12,370	$12,264
9/30/2020	$11,902	$12,373	$12,273
10/31/2020	$11,888	$12,336	$12,225
11/30/2020	$12,045	$12,522	$12,396
12/31/2020	$12,111	$12,598	$12,439
1/31/2021	$12,178	$12,678	$12,480
2/28/2021	$11,999	$12,477	$12,254
3/31/2021	$12,059	$12,554	$12,319
4/30/2021	$12,180	$12,659	$12,413
5/31/2021	$12,239	$12,697	$12,430
6/30/2021	$12,278	$12,732	$12,444
7/31/2021	$12,367	$12,837	$12,557
8/31/2021	$12,304	$12,790	$12,516
9/30/2021	$12,192	$12,698	$12,409
10/31/2021	$12,161	$12,661	$12,369
11/30/2021	$12,282	$12,769	$12,463
12/31/2021	$12,293	$12,789	$12,486
1/31/2022	$11,945	$12,439	$12,114
2/28/2022	$11,865	$12,395	$12,080
3/31/2022	$11,446	$11,993	$11,684
4/30/2022	$11,006	$11,661	$11,370
5/31/2022	$11,141	$11,834	$11,575
6/30/2022	$10,846	$11,641	$11,436
7/31/2022	$11,187	$11,948	$11,758
8/31/2022	$10,850	$11,686	$11,504
9/30/2022	$10,317	$11,238	$11,087
10/31/2022	$10,166	$11,144	$11,046
11/30/2022	$10,770	$11,666	$11,523
12/31/2022	$10,743	$11,699	$11,585
1/31/2023	$11,111	$12,035	$11,908
2/28/2023	$10,817	$11,763	$11,621
3/31/2023	$11,041	$12,024	$11,901
4/30/2023	$11,047	$11,996	$11,851
5/31/2023	$10,950	$11,892	$11,702
6/30/2023	$11,051	$12,012	$11,802
7/31/2023	$11,079	$12,059	$11,842
8/31/2023	$10,941	$11,885	$11,666
9/30/2023	$10,625	$11,537	$11,316
10/31/2023	$10,497	$11,439	$11,256
11/30/2023	$11,065	$12,165	$11,952
12/31/2023	$11,329	$12,448	$12,244
1/31/2024	$11,330	$12,384	$12,165
2/29/2024	$11,353	$12,400	$12,167
3/31/2024	$11,354	$12,400	$12,146
4/30/2024	$11,218	$12,246	$11,971
5/31/2024	$11,210	$12,210	$11,861
6/30/2024	$11,385	$12,397	$12,048
7/31/2024	$11,495	$12,510	$12,162
8/31/2024	$11,562	$12,609	$12,277
9/30/2024	$11,683	$12,734	$12,393
10/31/2024	$11,514	$12,548	$12,178

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	8.69%	(0.22%)	1.42%
Class C	9.69%	(0.22%)	1.42%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	2.30%
Bloomberg Muni Managed Money Intermediate IndexFootnote Reference(b)	8.19%	0.80%	1.99%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,103,844,962
Holdings Count | Holding		574
Advisory Fees Paid, Amount		$ 3,998,828
InvestmentCompanyPortfolioTurnover		95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,103,844,962
Number of Portfolio Holdings	574
Portfolio Turnover Rate	95%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,998,828
Average MaturityFootnote Reference§	8.41 years
DurationFootnote Reference†	6.36 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	1.0%
AAA	5.8
AA	67.8
A	7.0
BBB	5.4
BB	0.4
Not Rated	4.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	90.7%
Repurchase Agreements	10.0
U.S. Government Obligations	1.0
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

City of Chicago Waterworks Revenue, Series A, 5.50%, 11/01/2062	1.8%
New York City Municipal Water Finance Authority, Series AA, 5.25%, 06/15/2053	1.5
Indianapolis Local Public Improvement Bond Bank, Series F-1, 5.00%, 03/01/2058	1.1
Public Finance Authority, Series A-1, 5.50%, 07/01/2052	1.0
U.S. Treasury Bonds, 4.75%, 11/15/2043	0.9
New York State Dormitory Authority, 5.50%, 10/01/2054	0.8
Buckeye Tobacco Settlement Financing Authority, Class 2, Series B-2, 5.00%, 06/01/2055	0.8
Kentucky Economic Development Finance Authority, Series A, 5.00%, 12/01/2045	0.8
New York State Dormitory Authority, Series A, 5.50%, 07/01/2054	0.8
Lancaster Financing Authority, Series A, 5.00%, 05/01/2054	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000119594
Shareholder Report [Line Items]
Fund Name		Transamerica Intermediate Muni
Class Name		Class I
Trading Symbol		TIMUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.49%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At fiscal year-end on October 31, 2024, the spread between high-yield and investment-grade municipal yields was near historic lows at 178 basis points ("bps"). Since 1995 through the end of the fiscal year, the narrowest spread between the two has been 113 bps, with an average spread of 286 bps. Year-to-date, municipal bond mutual funds have seen outflows, while municipal bond ETFs welcomed inflows. Issuance year-to-date was also up substantially compared to the same period last year.

The Fund's duration ended the fiscal year near where it began it, moving slightly from 6.33 years to 6.36 years, ending the period 0.35 years longer than the benchmark.

The Fund’s allocation to the 8+ year duration bucket was the largest contributor to performance in terms of duration positioning. However, an overweight in AA-rated credits detracted from performance, as credit spread tightening reduced the relative performance of these holdings. While the Fund's shorter-duration positions provided liquidity and allowed for portfolio repositioning, they did not capture as much price appreciation due to lower interest rate sensitivity compared to longer-duration holdings.

Credit quality also contributed to performance, primarily through an overweight in single A-rated and non-rated securities. Single A-rated positions, particularly within the 8+ year duration bucket, were among the strongest contributors.

The Fund’s Industrial Revenue Bonds (“IDRs”) contributed as one of the top-performing sectors, benefitting from excess spread compression as credit spreads tightened. IDRs typically have higher initial spreads than utilities or essential services, which enhanced returns in the fiscal year. Opportunistic trading through active management remained a key priority during the fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Muni Managed Money Intermediate Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,028	$10,017	$10,004
12/31/2014	$10,087	$10,068	$10,037
1/31/2015	$10,321	$10,246	$10,232
2/28/2015	$10,226	$10,141	$10,101
3/31/2015	$10,267	$10,170	$10,131
4/30/2015	$10,236	$10,116	$10,074
5/31/2015	$10,195	$10,089	$10,045
6/30/2015	$10,181	$10,079	$10,036
7/31/2015	$10,274	$10,152	$10,116
8/31/2015	$10,308	$10,172	$10,145
9/30/2015	$10,407	$10,246	$10,235
10/31/2015	$10,459	$10,287	$10,275
11/30/2015	$10,499	$10,328	$10,306
12/31/2015	$10,584	$10,400	$10,378
1/31/2016	$10,707	$10,524	$10,532
2/29/2016	$10,719	$10,541	$10,544
3/31/2016	$10,781	$10,574	$10,557
4/30/2016	$10,861	$10,652	$10,637
5/31/2016	$10,885	$10,681	$10,635
6/30/2016	$11,094	$10,851	$10,799
7/31/2016	$11,084	$10,857	$10,808
8/31/2016	$11,121	$10,872	$10,807
9/30/2016	$11,073	$10,818	$10,762
10/31/2016	$10,942	$10,704	$10,644
11/30/2016	$10,406	$10,305	$10,212
12/31/2016	$10,562	$10,426	$10,350
1/31/2017	$10,599	$10,495	$10,421
2/28/2017	$10,686	$10,568	$10,490
3/31/2017	$10,734	$10,591	$10,512
4/30/2017	$10,829	$10,667	$10,607
5/31/2017	$10,989	$10,837	$10,781
6/30/2017	$10,950	$10,798	$10,730
7/31/2017	$11,017	$10,885	$10,816
8/31/2017	$11,122	$10,968	$10,887
9/30/2017	$11,074	$10,912	$10,817
10/31/2017	$11,094	$10,939	$10,835
11/30/2017	$11,037	$10,880	$10,738
12/31/2017	$11,154	$10,994	$10,855
1/31/2018	$10,991	$10,865	$10,713
2/28/2018	$10,945	$10,832	$10,671
3/31/2018	$11,015	$10,872	$10,704
4/30/2018	$10,968	$10,833	$10,668
5/31/2018	$11,098	$10,957	$10,782
6/30/2018	$11,100	$10,967	$10,793
7/31/2018	$11,143	$10,993	$10,823
8/31/2018	$11,165	$11,022	$10,842
9/30/2018	$11,100	$10,950	$10,769
10/31/2018	$11,015	$10,883	$10,709
11/30/2018	$11,138	$11,003	$10,844
12/31/2018	$11,272	$11,135	$10,987
1/31/2019	$11,366	$11,219	$11,096
2/28/2019	$11,431	$11,279	$11,156
3/31/2019	$11,605	$11,458	$11,307
4/30/2019	$11,630	$11,501	$11,331
5/31/2019	$11,795	$11,659	$11,485
6/30/2019	$11,851	$11,702	$11,528
7/31/2019	$11,957	$11,797	$11,635
8/31/2019	$12,124	$11,983	$11,796
9/30/2019	$12,040	$11,887	$11,679
10/31/2019	$12,056	$11,908	$11,703
11/30/2019	$12,072	$11,938	$11,728
12/31/2019	$12,108	$11,974	$11,768
1/31/2020	$12,307	$12,189	$11,985
2/29/2020	$12,467	$12,346	$12,114
3/31/2020	$11,970	$11,899	$11,800
4/30/2020	$11,800	$11,749	$11,716
5/31/2020	$12,156	$12,123	$12,138
6/30/2020	$12,253	$12,223	$12,156
7/31/2020	$12,454	$12,429	$12,342
8/31/2020	$12,417	$12,370	$12,264
9/30/2020	$12,411	$12,373	$12,273
10/31/2020	$12,394	$12,336	$12,225
11/30/2020	$12,565	$12,522	$12,396
12/31/2020	$12,653	$12,598	$12,439
1/31/2021	$12,731	$12,678	$12,480
2/28/2021	$12,552	$12,477	$12,254
3/31/2021	$12,623	$12,554	$12,319
4/30/2021	$12,746	$12,659	$12,413
5/31/2021	$12,815	$12,697	$12,430
6/30/2021	$12,865	$12,732	$12,444
7/31/2021	$12,966	$12,837	$12,557
8/31/2021	$12,920	$12,790	$12,516
9/30/2021	$12,800	$12,698	$12,409
10/31/2021	$12,786	$12,661	$12,369
11/30/2021	$12,911	$12,769	$12,463
12/31/2021	$12,941	$12,789	$12,486
1/31/2022	$12,574	$12,439	$12,114
2/28/2022	$12,498	$12,395	$12,080
3/31/2022	$12,066	$11,993	$11,684
4/30/2022	$11,624	$11,661	$11,370
5/31/2022	$11,762	$11,834	$11,575
6/30/2022	$11,471	$11,641	$11,436
7/31/2022	$11,838	$11,948	$11,758
8/31/2022	$11,480	$11,686	$11,504
9/30/2022	$10,927	$11,238	$11,087
10/31/2022	$10,783	$11,144	$11,046
11/30/2022	$11,427	$11,666	$11,523
12/31/2022	$11,407	$11,699	$11,585
1/31/2023	$11,802	$12,035	$11,908
2/28/2023	$11,500	$11,763	$11,621
3/31/2023	$11,744	$12,024	$11,901
4/30/2023	$11,748	$11,996	$11,851
5/31/2023	$11,652	$11,892	$11,702
6/30/2023	$11,779	$12,012	$11,802
7/31/2023	$11,805	$12,059	$11,842
8/31/2023	$11,678	$11,885	$11,666
9/30/2023	$11,350	$11,537	$11,316
10/31/2023	$11,211	$11,439	$11,256
11/30/2023	$11,834	$12,165	$11,952
12/31/2023	$12,123	$12,448	$12,244
1/31/2024	$12,132	$12,384	$12,165
2/29/2024	$12,153	$12,400	$12,167
3/31/2024	$12,174	$12,400	$12,146
4/30/2024	$12,037	$12,246	$11,971
5/31/2024	$12,026	$12,210	$11,861
6/30/2024	$12,232	$12,397	$12,048
7/31/2024	$12,346	$12,510	$12,162
8/31/2024	$12,427	$12,609	$12,277
9/30/2024	$12,577	$12,734	$12,393
10/31/2024	$12,393	$12,548	$12,178

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	10.54%	0.55%	2.17%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	2.30%
Bloomberg Muni Managed Money Intermediate IndexFootnote Reference(b)	8.19%	0.80%	1.99%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,103,844,962
Holdings Count | Holding		574
Advisory Fees Paid, Amount		$ 3,998,828
InvestmentCompanyPortfolioTurnover		95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,103,844,962
Number of Portfolio Holdings	574
Portfolio Turnover Rate	95%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,998,828
Average MaturityFootnote Reference§	8.41 years
DurationFootnote Reference†	6.36 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	1.0%
AAA	5.8
AA	67.8
A	7.0
BBB	5.4
BB	0.4
Not Rated	4.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	90.7%
Repurchase Agreements	10.0
U.S. Government Obligations	1.0
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

City of Chicago Waterworks Revenue, Series A, 5.50%, 11/01/2062	1.8%
New York City Municipal Water Finance Authority, Series AA, 5.25%, 06/15/2053	1.5
Indianapolis Local Public Improvement Bond Bank, Series F-1, 5.00%, 03/01/2058	1.1
Public Finance Authority, Series A-1, 5.50%, 07/01/2052	1.0
U.S. Treasury Bonds, 4.75%, 11/15/2043	0.9
New York State Dormitory Authority, 5.50%, 10/01/2054	0.8
Buckeye Tobacco Settlement Financing Authority, Class 2, Series B-2, 5.00%, 06/01/2055	0.8
Kentucky Economic Development Finance Authority, Series A, 5.00%, 12/01/2045	0.8
New York State Dormitory Authority, Series A, 5.50%, 07/01/2054	0.8
Lancaster Financing Authority, Series A, 5.00%, 05/01/2054	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000173651
Shareholder Report [Line Items]
Fund Name		Transamerica Intermediate Muni
Class Name		Class I2
Trading Symbol		TIMTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$52	0.49%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

At fiscal year-end on October 31, 2024, the spread between high-yield and investment-grade municipal yields was near historic lows at 178 basis points ("bps"). Since 1995 through the end of the fiscal year, the narrowest spread between the two has been 113 bps, with an average spread of 286 bps. Year-to-date, municipal bond mutual funds have seen outflows, while municipal bond ETFs welcomed inflows. Issuance year-to-date was also up substantially compared to the same period last year.

The Fund's duration ended the fiscal year near where it began it, moving slightly from 6.33 years to 6.36 years, ending the period 0.35 years longer than the benchmark.

The Fund’s allocation to the 8+ year duration bucket was the largest contributor to performance in terms of duration positioning. However, an overweight in AA-rated credits detracted from performance, as credit spread tightening reduced the relative performance of these holdings. While the Fund's shorter-duration positions provided liquidity and allowed for portfolio repositioning, they did not capture as much price appreciation due to lower interest rate sensitivity compared to longer-duration holdings.

Credit quality also contributed to performance, primarily through an overweight in single A-rated and non-rated securities. Single A-rated positions, particularly within the 8+ year duration bucket, were among the strongest contributors.

The Fund’s Industrial Revenue Bonds (“IDRs”) contributed as one of the top-performing sectors, benefitting from excess spread compression as credit spreads tightened. IDRs typically have higher initial spreads than utilities or essential services, which enhanced returns in the fiscal year. Opportunistic trading through active management remained a key priority during the fiscal year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg Municipal Bond Index	Bloomberg Muni Managed Money Intermediate Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,000	$9,992	$9,993
10/31/2016	$9,882	$9,888	$9,884
11/30/2016	$9,399	$9,519	$9,483
12/31/2016	$9,540	$9,631	$9,610
1/31/2017	$9,583	$9,694	$9,676
2/28/2017	$9,654	$9,761	$9,740
3/31/2017	$9,698	$9,783	$9,761
4/30/2017	$9,784	$9,854	$9,849
5/31/2017	$9,930	$10,010	$10,011
6/30/2017	$9,896	$9,974	$9,963
7/31/2017	$9,966	$10,055	$10,043
8/31/2017	$10,062	$10,131	$10,109
9/30/2017	$10,010	$10,080	$10,044
10/31/2017	$10,029	$10,104	$10,061
11/30/2017	$9,978	$10,050	$9,971
12/31/2017	$10,085	$10,155	$10,079
1/31/2018	$9,947	$10,036	$9,947
2/28/2018	$9,907	$10,006	$9,908
3/31/2018	$9,962	$10,043	$9,939
4/30/2018	$9,921	$10,007	$9,906
5/31/2018	$10,039	$10,121	$10,012
6/30/2018	$10,042	$10,130	$10,022
7/31/2018	$10,081	$10,155	$10,050
8/31/2018	$10,103	$10,181	$10,068
9/30/2018	$10,045	$10,115	$9,999
10/31/2018	$9,968	$10,053	$9,944
11/30/2018	$10,081	$10,164	$10,069
12/31/2018	$10,203	$10,285	$10,202
1/31/2019	$10,290	$10,363	$10,303
2/28/2019	$10,349	$10,419	$10,359
3/31/2019	$10,508	$10,583	$10,499
4/30/2019	$10,531	$10,623	$10,522
5/31/2019	$10,682	$10,770	$10,665
6/30/2019	$10,733	$10,809	$10,705
7/31/2019	$10,830	$10,897	$10,804
8/31/2019	$10,982	$11,068	$10,954
9/30/2019	$10,906	$10,980	$10,844
10/31/2019	$10,930	$10,999	$10,867
11/30/2019	$10,944	$11,027	$10,890
12/31/2019	$10,968	$11,061	$10,927
1/31/2020	$11,149	$11,259	$11,129
2/29/2020	$11,304	$11,404	$11,248
3/31/2020	$10,854	$10,991	$10,957
4/30/2020	$10,701	$10,853	$10,879
5/31/2020	$11,024	$11,198	$11,271
6/30/2020	$11,113	$11,290	$11,287
7/31/2020	$11,295	$11,480	$11,460
8/31/2020	$11,262	$11,427	$11,388
9/30/2020	$11,258	$11,429	$11,396
10/31/2020	$11,251	$11,395	$11,352
11/30/2020	$11,406	$11,567	$11,511
12/31/2020	$11,477	$11,637	$11,550
1/31/2021	$11,548	$11,711	$11,588
2/28/2021	$11,387	$11,525	$11,379
3/31/2021	$11,451	$11,596	$11,439
4/30/2021	$11,573	$11,693	$11,527
5/31/2021	$11,637	$11,728	$11,542
6/30/2021	$11,682	$11,761	$11,555
7/31/2021	$11,775	$11,858	$11,660
8/31/2021	$11,724	$11,815	$11,622
9/30/2021	$11,625	$11,729	$11,523
10/31/2021	$11,604	$11,695	$11,485
11/30/2021	$11,727	$11,795	$11,573
12/31/2021	$11,745	$11,814	$11,594
1/31/2022	$11,413	$11,490	$11,248
2/28/2022	$11,345	$11,449	$11,217
3/31/2022	$10,954	$11,078	$10,849
4/30/2022	$10,543	$10,771	$10,558
5/31/2022	$10,679	$10,932	$10,748
6/30/2022	$10,406	$10,752	$10,619
7/31/2022	$10,739	$11,037	$10,918
8/31/2022	$10,425	$10,795	$10,683
9/30/2022	$9,914	$10,380	$10,295
10/31/2022	$9,786	$10,294	$10,257
11/30/2022	$10,370	$10,776	$10,700
12/31/2022	$10,352	$10,806	$10,757
1/31/2023	$10,711	$11,117	$11,057
2/28/2023	$10,437	$10,865	$10,791
3/31/2023	$10,659	$11,107	$11,051
4/30/2023	$10,663	$11,081	$11,004
5/31/2023	$10,577	$10,985	$10,866
6/30/2023	$10,692	$11,095	$10,959
7/31/2023	$10,716	$11,139	$10,996
8/31/2023	$10,591	$10,979	$10,833
9/30/2023	$10,295	$10,657	$10,507
10/31/2023	$10,179	$10,566	$10,452
11/30/2023	$10,744	$11,237	$11,099
12/31/2023	$11,007	$11,498	$11,369
1/31/2024	$11,015	$11,439	$11,296
2/29/2024	$11,035	$11,454	$11,297
3/31/2024	$11,055	$11,454	$11,279
4/30/2024	$10,921	$11,312	$11,116
5/31/2024	$10,921	$11,279	$11,013
6/30/2024	$11,108	$11,452	$11,187
7/31/2024	$11,213	$11,556	$11,293
8/31/2024	$11,286	$11,647	$11,400
9/30/2024	$11,412	$11,762	$11,507
10/31/2024	$11,256	$11,591	$11,308

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 9/30/16
Class I2	10.58%	0.59%	1.47%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	1.84%
Bloomberg Muni Managed Money Intermediate IndexFootnote Reference(b)	8.19%	0.80%	1.53%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,103,844,962
Holdings Count | Holding		574
Advisory Fees Paid, Amount		$ 3,998,828
InvestmentCompanyPortfolioTurnover		95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,103,844,962
Number of Portfolio Holdings	574
Portfolio Turnover Rate	95%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,998,828
Average MaturityFootnote Reference§	8.41 years
DurationFootnote Reference†	6.36 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	1.0%
AAA	5.8
AA	67.8
A	7.0
BBB	5.4
BB	0.4
Not Rated	4.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	90.7%
Repurchase Agreements	10.0
U.S. Government Obligations	1.0
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

City of Chicago Waterworks Revenue, Series A, 5.50%, 11/01/2062	1.8%
New York City Municipal Water Finance Authority, Series AA, 5.25%, 06/15/2053	1.5
Indianapolis Local Public Improvement Bond Bank, Series F-1, 5.00%, 03/01/2058	1.1
Public Finance Authority, Series A-1, 5.50%, 07/01/2052	1.0
U.S. Treasury Bonds, 4.75%, 11/15/2043	0.9
New York State Dormitory Authority, 5.50%, 10/01/2054	0.8
Buckeye Tobacco Settlement Financing Authority, Class 2, Series B-2, 5.00%, 06/01/2055	0.8
Kentucky Economic Development Finance Authority, Series A, 5.00%, 12/01/2045	0.8
New York State Dormitory Authority, Series A, 5.50%, 07/01/2054	0.8
Lancaster Financing Authority, Series A, 5.00%, 05/01/2054	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000095924
Shareholder Report [Line Items]
Fund Name		Transamerica International Equity
Class Name		Class A
Trading Symbol		TRWAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.25%

Expenses Paid, Amount		$ 138
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended October 31, 2024. The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. While policy makers across the globe generally moved in lockstep the last few years, the Bank of Japan’s tightening policy was an outlier relative to the world’s other influential banks. This backdrop, paired with Artificial Intelligence-related optimism sent stocks higher, exceeding investor expectations, which were largely focused on recession fears entering this period.

Stock selection within the United Kingdom detracted most from relative returns. Among the biggest detractors were shares of Reckitt Benckiser Group PLC, a global consumer goods company with brands such as Mucinex, Lysol and Enfamil. Litigation surrounding the company’s Enfamil baby formula weighed on the stock. We continued to hold the position as of period end.

Europe contributed most to relative results among regions from both holdings and an underweight. While underweights to large European luxury goods companies were additive to relative results, positive stock selection was more impactful. Examples included: aircraft lessor AerCap Holdings NV, enterprise software company SAP SE, and construction materials company Heidelberg Materials AG.

Energy was the sector weighing most on relative returns due primarily to an overweight to the benchmark’s worst performing sector, as crude oil prices declined.

Consumer discretionary contributed most to relative return. The Fund’s underweights to automobiles and high-end retail, among the weakest industry groups, were additive. From a stock selection perspective, positive impacts were on display from an array of holdings, including e-commerce company Rakuten Group, Inc., homebuilder Persimmon PLC, and home improvement retailer Kingfisher PLC.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Index
10/31/2014	$9,453	$10,000
11/30/2014	$9,587	$10,137
12/31/2014	$9,231	$9,789
1/31/2015	$9,303	$9,837
2/28/2015	$9,830	$10,427
3/31/2015	$9,719	$10,278
4/30/2015	$10,196	$10,706
5/31/2015	$10,224	$10,663
6/30/2015	$9,880	$10,364
7/31/2015	$10,057	$10,580
8/31/2015	$9,436	$9,803
9/30/2015	$9,014	$9,308
10/31/2015	$9,636	$10,037
11/30/2015	$9,475	$9,882
12/31/2015	$9,340	$9,750
1/31/2016	$8,772	$9,046
2/29/2016	$8,506	$8,884
3/31/2016	$9,130	$9,469
4/30/2016	$9,255	$9,754
5/31/2016	$9,249	$9,677
6/30/2016	$8,841	$9,357
7/31/2016	$9,289	$9,832
8/31/2016	$9,414	$9,840
9/30/2016	$9,488	$9,965
10/31/2016	$9,363	$9,762
11/30/2016	$9,130	$9,569
12/31/2016	$9,358	$9,898
1/31/2017	$9,600	$10,185
2/28/2017	$9,692	$10,333
3/31/2017	$10,021	$10,629
4/30/2017	$10,297	$10,907
5/31/2017	$10,632	$11,322
6/30/2017	$10,609	$11,306
7/31/2017	$10,833	$11,632
8/31/2017	$10,735	$11,630
9/30/2017	$10,983	$11,924
10/31/2017	$11,116	$12,106
11/30/2017	$11,266	$12,234
12/31/2017	$11,437	$12,433
1/31/2018	$12,012	$13,057
2/28/2018	$11,455	$12,470
3/31/2018	$11,372	$12,257
4/30/2018	$11,532	$12,551
5/31/2018	$11,277	$12,285
6/30/2018	$11,106	$12,139
7/31/2018	$11,378	$12,439
8/31/2018	$11,165	$12,200
9/30/2018	$11,194	$12,311
10/31/2018	$10,247	$11,332
11/30/2018	$10,229	$11,319
12/31/2018	$9,585	$10,772
1/31/2019	$10,246	$11,482
2/28/2019	$10,358	$11,776
3/31/2019	$10,345	$11,863
4/30/2019	$10,731	$12,208
5/31/2019	$9,959	$11,639
6/30/2019	$10,582	$12,334
7/31/2019	$10,358	$12,178
8/31/2019	$10,134	$11,865
9/30/2019	$10,538	$12,210
10/31/2019	$10,993	$12,650
11/30/2019	$11,149	$12,795
12/31/2019	$11,566	$13,213
1/31/2020	$11,145	$12,938
2/29/2020	$10,239	$11,770
3/31/2020	$8,422	$10,211
4/30/2020	$9,143	$10,879
5/31/2020	$9,576	$11,360
6/30/2020	$9,991	$11,751
7/31/2020	$10,195	$12,027
8/31/2020	$10,698	$12,647
9/30/2020	$10,494	$12,324
10/31/2020	$10,029	$11,833
11/30/2020	$11,661	$13,669
12/31/2020	$12,298	$14,307
1/31/2021	$12,234	$14,156
2/28/2021	$12,600	$14,475
3/31/2021	$13,036	$14,822
4/30/2021	$13,415	$15,280
5/31/2021	$13,896	$15,793
6/30/2021	$13,614	$15,619
7/31/2021	$13,639	$15,739
8/31/2021	$13,806	$16,018
9/30/2021	$13,306	$15,565
10/31/2021	$13,710	$15,951
11/30/2021	$13,107	$15,211
12/31/2021	$13,866	$15,991
1/31/2022	$13,600	$15,220
2/28/2022	$13,182	$14,952
3/31/2022	$12,923	$15,066
4/30/2022	$12,200	$14,104
5/31/2022	$12,512	$14,230
6/30/2022	$11,244	$12,912
7/31/2022	$11,782	$13,557
8/31/2022	$10,972	$12,915
9/30/2022	$9,916	$11,712
10/31/2022	$10,640	$12,343
11/30/2022	$12,040	$13,736
12/31/2022	$11,861	$13,750
1/31/2023	$12,869	$14,866
2/28/2023	$12,522	$14,557
3/31/2023	$12,776	$14,936
4/30/2023	$13,116	$15,373
5/31/2023	$12,589	$14,743
6/30/2023	$13,076	$15,418
7/31/2023	$13,444	$15,919
8/31/2023	$12,936	$15,311
9/30/2023	$12,462	$14,794
10/31/2023	$11,994	$14,196
11/30/2023	$12,916	$15,516
12/31/2023	$13,702	$16,343
1/31/2024	$13,558	$16,438
2/29/2024	$13,785	$16,741
3/31/2024	$14,190	$17,311
4/30/2024	$13,750	$16,886
5/31/2024	$14,492	$17,562
6/30/2024	$14,135	$17,282
7/31/2024	$14,691	$17,791
8/31/2024	$15,158	$18,372
9/30/2024	$15,282	$18,549
10/31/2024	$14,430	$17,543

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	13.66%	4.40%	3.74%
Class A	20.31%	5.59%	4.32%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.78%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 4,403,559,628
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 31,541,001
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,559,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$31,541,001

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.6%
United Kingdom	17.9
France	11.4
Germany	11.4
Switzerland	7.8
Ireland	5.2
Netherlands	4.0
Australia	3.6
Sweden	3.0
Belgium	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Industrials	15.8
Consumer Discretionary	11.2
Information Technology	11.1
Consumer Staples	10.6
Health Care	10.5
Materials	7.6
Energy	6.7
Communication Services	2.0
Utilities	1.5
Real Estate	0.5
Preferred Stocks	0.7
Other Investment Company	0.2
Repurchase Agreement	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Roche Holding AG	2.3%
SAP SE	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	2.0
Sumitomo Mitsui Financial Group, Inc.	1.9
Nestle SA	1.7
Anheuser-Busch InBev SA	1.6
Fujitsu Ltd.	1.6
Veolia Environnement SA	1.5
Siemens AG	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000095925
Shareholder Report [Line Items]
Fund Name		Transamerica International Equity
Class Name		Class C
Trading Symbol		TRWCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.92%

Expenses Paid, Amount		$ 211
Expense Ratio, Percent		1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended October 31, 2024. The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. While policy makers across the globe generally moved in lockstep the last few years, the Bank of Japan’s tightening policy was an outlier relative to the world’s other influential banks. This backdrop, paired with Artificial Intelligence-related optimism sent stocks higher, exceeding investor expectations, which were largely focused on recession fears entering this period.

Stock selection within the United Kingdom detracted most from relative returns. Among the biggest detractors were shares of Reckitt Benckiser Group PLC, a global consumer goods company with brands such as Mucinex, Lysol and Enfamil. Litigation surrounding the company’s Enfamil baby formula weighed on the stock. We continued to hold the position as of period end.

Europe contributed most to relative results among regions from both holdings and an underweight. While underweights to large European luxury goods companies were additive to relative results, positive stock selection was more impactful. Examples included: aircraft lessor AerCap Holdings NV, enterprise software company SAP SE, and construction materials company Heidelberg Materials AG.

Energy was the sector weighing most on relative returns due primarily to an overweight to the benchmark’s worst performing sector, as crude oil prices declined.

Consumer discretionary contributed most to relative return. The Fund’s underweights to automobiles and high-end retail, among the weakest industry groups, were additive. From a stock selection perspective, positive impacts were on display from an array of holdings, including e-commerce company Rakuten Group, Inc., homebuilder Persimmon PLC, and home improvement retailer Kingfisher PLC.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI EAFE Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,133	$10,137
12/31/2014	$9,754	$9,789
1/31/2015	$9,819	$9,837
2/28/2015	$10,370	$10,427
3/31/2015	$10,251	$10,278
4/30/2015	$10,742	$10,706
5/31/2015	$10,766	$10,663
6/30/2015	$10,405	$10,364
7/31/2015	$10,588	$10,580
8/31/2015	$9,920	$9,803
9/30/2015	$9,476	$9,308
10/31/2015	$10,121	$10,037
11/30/2015	$9,950	$9,882
12/31/2015	$9,806	$9,750
1/31/2016	$9,204	$9,046
2/29/2016	$8,920	$8,884
3/31/2016	$9,571	$9,469
4/30/2016	$9,697	$9,754
5/31/2016	$9,685	$9,677
6/30/2016	$9,246	$9,357
7/31/2016	$9,716	$9,832
8/31/2016	$9,836	$9,840
9/30/2016	$9,908	$9,965
10/31/2016	$9,770	$9,762
11/30/2016	$9,523	$9,569
12/31/2016	$9,756	$9,898
1/31/2017	$9,998	$10,185
2/28/2017	$10,089	$10,333
3/31/2017	$10,429	$10,629
4/30/2017	$10,709	$10,907
5/31/2017	$11,049	$11,322
6/30/2017	$11,018	$11,306
7/31/2017	$11,249	$11,632
8/31/2017	$11,140	$11,630
9/30/2017	$11,389	$11,924
10/31/2017	$11,516	$12,106
11/30/2017	$11,662	$12,234
12/31/2017	$11,830	$12,433
1/31/2018	$12,420	$13,057
2/28/2018	$11,842	$12,470
3/31/2018	$11,743	$12,257
4/30/2018	$11,904	$12,551
5/31/2018	$11,631	$12,285
6/30/2018	$11,451	$12,139
7/31/2018	$11,724	$12,439
8/31/2018	$11,495	$12,200
9/30/2018	$11,519	$12,311
10/31/2018	$10,538	$11,332
11/30/2018	$10,513	$11,319
12/31/2018	$9,844	$10,772
1/31/2019	$10,518	$11,482
2/28/2019	$10,628	$11,776
3/31/2019	$10,608	$11,863
4/30/2019	$10,996	$12,208
5/31/2019	$10,200	$11,639
6/30/2019	$10,828	$12,334
7/31/2019	$10,589	$12,178
8/31/2019	$10,356	$11,865
9/30/2019	$10,770	$12,210
10/31/2019	$11,223	$12,650
11/30/2019	$11,378	$12,795
12/31/2019	$11,802	$13,213
1/31/2020	$11,361	$12,938
2/29/2020	$10,433	$11,770
3/31/2020	$8,572	$10,211
4/30/2020	$9,302	$10,879
5/31/2020	$9,736	$11,360
6/30/2020	$10,150	$11,751
7/31/2020	$10,354	$12,027
8/31/2020	$10,861	$12,647
9/30/2020	$10,644	$12,324
10/31/2020	$10,170	$11,833
11/30/2020	$11,821	$13,669
12/31/2020	$12,459	$14,307
1/31/2021	$12,387	$14,156
2/28/2021	$12,742	$14,475
3/31/2021	$13,177	$14,822
4/30/2021	$13,551	$15,280
5/31/2021	$14,032	$15,793
6/30/2021	$13,742	$15,619
7/31/2021	$13,762	$15,739
8/31/2021	$13,920	$16,018
9/30/2021	$13,407	$15,565
10/31/2021	$13,808	$15,951
11/30/2021	$13,196	$15,211
12/31/2021	$13,954	$15,991
1/31/2022	$13,677	$15,220
2/28/2022	$13,252	$14,952
3/31/2022	$12,981	$15,066
4/30/2022	$12,252	$14,104
5/31/2022	$12,556	$14,230
6/30/2022	$11,279	$12,912
7/31/2022	$11,806	$13,557
8/31/2022	$10,989	$12,915
9/30/2022	$9,929	$11,712
10/31/2022	$10,651	$12,343
11/30/2022	$12,043	$13,736
12/31/2022	$11,854	$13,750
1/31/2023	$12,860	$14,866
2/28/2023	$12,502	$14,557
3/31/2023	$12,745	$14,936
4/30/2023	$13,083	$15,373
5/31/2023	$12,549	$14,743
6/30/2023	$13,022	$15,418
7/31/2023	$13,387	$15,919
8/31/2023	$12,873	$15,311
9/30/2023	$12,394	$14,794
10/31/2023	$11,921	$14,196
11/30/2023	$12,833	$15,516
12/31/2023	$13,610	$16,343
1/31/2024	$13,451	$16,438
2/29/2024	$13,672	$16,741
3/31/2024	$14,065	$17,311
4/30/2024	$13,624	$16,886
5/31/2024	$14,347	$17,562
6/30/2024	$13,989	$17,282
7/31/2024	$14,526	$17,791
8/31/2024	$14,981	$18,372
9/30/2024	$15,092	$18,549
10/31/2024	$14,251	$17,543

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	18.54%	4.89%	3.61%
Class C	19.54%	4.89%	3.61%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.78%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 4,403,559,628
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 31,541,001
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,559,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$31,541,001

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.6%
United Kingdom	17.9
France	11.4
Germany	11.4
Switzerland	7.8
Ireland	5.2
Netherlands	4.0
Australia	3.6
Sweden	3.0
Belgium	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Industrials	15.8
Consumer Discretionary	11.2
Information Technology	11.1
Consumer Staples	10.6
Health Care	10.5
Materials	7.6
Energy	6.7
Communication Services	2.0
Utilities	1.5
Real Estate	0.5
Preferred Stocks	0.7
Other Investment Company	0.2
Repurchase Agreement	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Roche Holding AG	2.3%
SAP SE	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	2.0
Sumitomo Mitsui Financial Group, Inc.	1.9
Nestle SA	1.7
Anheuser-Busch InBev SA	1.6
Fujitsu Ltd.	1.6
Veolia Environnement SA	1.5
Siemens AG	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000095926
Shareholder Report [Line Items]
Fund Name		Transamerica International Equity
Class Name		Class I
Trading Symbol		TSWIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.86%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended October 31, 2024. The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. While policy makers across the globe generally moved in lockstep the last few years, the Bank of Japan’s tightening policy was an outlier relative to the world’s other influential banks. This backdrop, paired with Artificial Intelligence-related optimism sent stocks higher, exceeding investor expectations, which were largely focused on recession fears entering this period.

Stock selection within the United Kingdom detracted most from relative returns. Among the biggest detractors were shares of Reckitt Benckiser Group PLC, a global consumer goods company with brands such as Mucinex, Lysol and Enfamil. Litigation surrounding the company’s Enfamil baby formula weighed on the stock. We continued to hold the position as of period end.

Europe contributed most to relative results among regions from both holdings and an underweight. While underweights to large European luxury goods companies were additive to relative results, positive stock selection was more impactful. Examples included: aircraft lessor AerCap Holdings NV, enterprise software company SAP SE, and construction materials company Heidelberg Materials AG.

Energy was the sector weighing most on relative returns due primarily to an overweight to the benchmark’s worst performing sector, as crude oil prices declined.

Consumer discretionary contributed most to relative return. The Fund’s underweights to automobiles and high-end retail, among the weakest industry groups, were additive. From a stock selection perspective, positive impacts were on display from an array of holdings, including e-commerce company Rakuten Group, Inc., homebuilder Persimmon PLC, and home improvement retailer Kingfisher PLC.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,146	$10,137
12/31/2014	$9,770	$9,789
1/31/2015	$9,846	$9,837
2/28/2015	$10,409	$10,427
3/31/2015	$10,293	$10,278
4/30/2015	$10,799	$10,706
5/31/2015	$10,834	$10,663
6/30/2015	$10,473	$10,364
7/31/2015	$10,671	$10,580
8/31/2015	$10,008	$9,803
9/30/2015	$9,567	$9,308
10/31/2015	$10,229	$10,037
11/30/2015	$10,067	$9,882
12/31/2015	$9,924	$9,750
1/31/2016	$9,328	$9,046
2/29/2016	$9,041	$8,884
3/31/2016	$9,709	$9,469
4/30/2016	$9,847	$9,754
5/31/2016	$9,847	$9,677
6/30/2016	$9,411	$9,357
7/31/2016	$9,894	$9,832
8/31/2016	$10,032	$9,840
9/30/2016	$10,109	$9,965
10/31/2016	$9,978	$9,762
11/30/2016	$9,733	$9,569
12/31/2016	$9,980	$9,898
1/31/2017	$10,241	$10,185
2/28/2017	$10,338	$10,333
3/31/2017	$10,697	$10,629
4/30/2017	$10,989	$10,907
5/31/2017	$11,353	$11,322
6/30/2017	$11,329	$11,306
7/31/2017	$11,578	$11,632
8/31/2017	$11,475	$11,630
9/30/2017	$11,742	$11,924
10/31/2017	$11,882	$12,106
11/30/2017	$12,046	$12,234
12/31/2017	$12,234	$12,433
1/31/2018	$12,848	$13,057
2/28/2018	$12,259	$12,470
3/31/2018	$12,171	$12,257
4/30/2018	$12,353	$12,551
5/31/2018	$12,077	$12,285
6/30/2018	$11,901	$12,139
7/31/2018	$12,196	$12,439
8/31/2018	$11,964	$12,200
9/30/2018	$12,008	$12,311
10/31/2018	$10,993	$11,332
11/30/2018	$10,974	$11,319
12/31/2018	$10,287	$10,772
1/31/2019	$11,002	$11,482
2/28/2019	$11,127	$11,776
3/31/2019	$11,114	$11,863
4/30/2019	$11,531	$12,208
5/31/2019	$10,711	$11,639
6/30/2019	$11,379	$12,334
7/31/2019	$11,141	$12,178
8/31/2019	$10,902	$11,865
9/30/2019	$11,346	$12,210
10/31/2019	$11,835	$12,650
11/30/2019	$12,007	$12,795
12/31/2019	$12,461	$13,213
1/31/2020	$12,012	$12,938
2/29/2020	$11,040	$11,770
3/31/2020	$9,082	$10,211
4/30/2020	$9,864	$10,879
5/31/2020	$10,333	$11,360
6/30/2020	$10,782	$11,751
7/31/2020	$11,006	$12,027
8/31/2020	$11,557	$12,647
9/30/2020	$11,339	$12,324
10/31/2020	$10,843	$11,833
11/30/2020	$12,611	$13,669
12/31/2020	$13,305	$14,307
1/31/2021	$13,243	$14,156
2/28/2021	$13,635	$14,475
3/31/2021	$14,117	$14,822
4/30/2021	$14,523	$15,280
5/31/2021	$15,053	$15,793
6/30/2021	$14,757	$15,619
7/31/2021	$14,792	$15,739
8/31/2021	$14,978	$16,018
9/30/2021	$14,434	$15,565
10/31/2021	$14,881	$15,951
11/30/2021	$14,234	$15,211
12/31/2021	$15,058	$15,991
1/31/2022	$14,772	$15,220
2/28/2022	$14,330	$14,952
3/31/2022	$14,052	$15,066
4/30/2022	$13,275	$14,104
5/31/2022	$13,624	$14,230
6/30/2022	$12,247	$12,912
7/31/2022	$12,832	$13,557
8/31/2022	$11,955	$12,915
9/30/2022	$10,814	$11,712
10/31/2022	$11,603	$12,343
11/30/2022	$13,138	$13,736
12/31/2022	$12,941	$13,750
1/31/2023	$14,052	$14,866
2/28/2023	$13,676	$14,557
3/31/2023	$13,958	$14,936
4/30/2023	$14,333	$15,373
5/31/2023	$13,763	$14,743
6/30/2023	$14,297	$15,418
7/31/2023	$14,708	$15,919
8/31/2023	$14,152	$15,311
9/30/2023	$13,640	$14,794
10/31/2023	$13,128	$14,196
11/30/2023	$14,152	$15,516
12/31/2023	$15,015	$16,343
1/31/2024	$14,859	$16,438
2/29/2024	$15,112	$16,741
3/31/2024	$15,566	$17,311
4/30/2024	$15,090	$16,886
5/31/2024	$15,901	$17,562
6/30/2024	$15,521	$17,282
7/31/2024	$16,132	$17,791
8/31/2024	$16,646	$18,372
9/30/2024	$16,787	$18,549
10/31/2024	$15,864	$17,543

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	20.84%	6.03%	4.72%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.78%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 4,403,559,628
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 31,541,001
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,559,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$31,541,001

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.6%
United Kingdom	17.9
France	11.4
Germany	11.4
Switzerland	7.8
Ireland	5.2
Netherlands	4.0
Australia	3.6
Sweden	3.0
Belgium	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Industrials	15.8
Consumer Discretionary	11.2
Information Technology	11.1
Consumer Staples	10.6
Health Care	10.5
Materials	7.6
Energy	6.7
Communication Services	2.0
Utilities	1.5
Real Estate	0.5
Preferred Stocks	0.7
Other Investment Company	0.2
Repurchase Agreement	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Roche Holding AG	2.3%
SAP SE	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	2.0
Sumitomo Mitsui Financial Group, Inc.	1.9
Nestle SA	1.7
Anheuser-Busch InBev SA	1.6
Fujitsu Ltd.	1.6
Veolia Environnement SA	1.5
Siemens AG	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000095927
Shareholder Report [Line Items]
Fund Name		Transamerica International Equity
Class Name		Class I2
Trading Symbol		TRWIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$84	0.76%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended October 31, 2024. The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. While policy makers across the globe generally moved in lockstep the last few years, the Bank of Japan’s tightening policy was an outlier relative to the world’s other influential banks. This backdrop, paired with Artificial Intelligence-related optimism sent stocks higher, exceeding investor expectations, which were largely focused on recession fears entering this period.

Stock selection within the United Kingdom detracted most from relative returns. Among the biggest detractors were shares of Reckitt Benckiser Group PLC, a global consumer goods company with brands such as Mucinex, Lysol and Enfamil. Litigation surrounding the company’s Enfamil baby formula weighed on the stock. We continued to hold the position as of period end.

Europe contributed most to relative results among regions from both holdings and an underweight. While underweights to large European luxury goods companies were additive to relative results, positive stock selection was more impactful. Examples included: aircraft lessor AerCap Holdings NV, enterprise software company SAP SE, and construction materials company Heidelberg Materials AG.

Energy was the sector weighing most on relative returns due primarily to an overweight to the benchmark’s worst performing sector, as crude oil prices declined.

Consumer discretionary contributed most to relative return. The Fund’s underweights to automobiles and high-end retail, among the weakest industry groups, were additive. From a stock selection perspective, positive impacts were on display from an array of holdings, including e-commerce company Rakuten Group, Inc., homebuilder Persimmon PLC, and home improvement retailer Kingfisher PLC.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI EAFE Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,146	$10,137
12/31/2014	$9,770	$9,789
1/31/2015	$9,845	$9,837
2/28/2015	$10,409	$10,427
3/31/2015	$10,298	$10,278
4/30/2015	$10,804	$10,706
5/31/2015	$10,839	$10,663
6/30/2015	$10,484	$10,364
7/31/2015	$10,676	$10,580
8/31/2015	$10,019	$9,803
9/30/2015	$9,572	$9,308
10/31/2015	$10,240	$10,037
11/30/2015	$10,078	$9,882
12/31/2015	$9,937	$9,750
1/31/2016	$9,334	$9,046
2/29/2016	$9,054	$8,884
3/31/2016	$9,728	$9,469
4/30/2016	$9,859	$9,754
5/31/2016	$9,859	$9,677
6/30/2016	$9,424	$9,357
7/31/2016	$9,913	$9,832
8/31/2016	$10,044	$9,840
9/30/2016	$10,122	$9,965
10/31/2016	$9,996	$9,762
11/30/2016	$9,752	$9,569
12/31/2016	$10,001	$9,898
1/31/2017	$10,263	$10,185
2/28/2017	$10,360	$10,333
3/31/2017	$10,719	$10,629
4/30/2017	$11,018	$10,907
5/31/2017	$11,383	$11,322
6/30/2017	$11,359	$11,306
7/31/2017	$11,608	$11,632
8/31/2017	$11,505	$11,630
9/30/2017	$11,773	$11,924
10/31/2017	$11,919	$12,106
11/30/2017	$12,083	$12,234
12/31/2017	$12,268	$12,433
1/31/2018	$12,890	$13,057
2/28/2018	$12,300	$12,470
3/31/2018	$12,212	$12,257
4/30/2018	$12,394	$12,551
5/31/2018	$12,117	$12,285
6/30/2018	$11,941	$12,139
7/31/2018	$12,243	$12,439
8/31/2018	$12,011	$12,200
9/30/2018	$12,048	$12,311
10/31/2018	$11,037	$11,332
11/30/2018	$11,018	$11,319
12/31/2018	$10,329	$10,772
1/31/2019	$11,046	$11,482
2/28/2019	$11,172	$11,776
3/31/2019	$11,165	$11,863
4/30/2019	$11,583	$12,208
5/31/2019	$10,760	$11,639
6/30/2019	$11,431	$12,334
7/31/2019	$11,192	$12,178
8/31/2019	$10,953	$11,865
9/30/2019	$11,398	$12,210
10/31/2019	$11,889	$12,650
11/30/2019	$12,068	$12,795
12/31/2019	$12,529	$13,213
1/31/2020	$12,072	$12,938
2/29/2020	$11,102	$11,770
3/31/2020	$9,129	$10,211
4/30/2020	$9,914	$10,879
5/31/2020	$10,385	$11,360
6/30/2020	$10,843	$11,751
7/31/2020	$11,068	$12,027
8/31/2020	$11,621	$12,647
9/30/2020	$11,402	$12,324
10/31/2020	$10,904	$11,833
11/30/2020	$12,686	$13,669
12/31/2020	$13,387	$14,307
1/31/2021	$13,318	$14,156
2/28/2021	$13,719	$14,475
3/31/2021	$14,203	$14,822
4/30/2021	$14,618	$15,280
5/31/2021	$15,144	$15,793
6/30/2021	$14,854	$15,619
7/31/2021	$14,888	$15,739
8/31/2021	$15,075	$16,018
9/30/2021	$14,529	$15,565
10/31/2021	$14,978	$15,951
11/30/2021	$14,328	$15,211
12/31/2021	$15,162	$15,991
1/31/2022	$14,875	$15,220
2/28/2022	$14,430	$14,952
3/31/2022	$14,150	$15,066
4/30/2022	$13,361	$14,104
5/31/2022	$13,713	$14,230
6/30/2022	$12,328	$12,912
7/31/2022	$12,916	$13,557
8/31/2022	$12,033	$12,915
9/30/2022	$10,885	$11,712
10/31/2022	$11,682	$12,343
11/30/2022	$13,232	$13,736
12/31/2022	$13,033	$13,750
1/31/2023	$14,151	$14,866
2/28/2023	$13,773	$14,557
3/31/2023	$14,056	$14,936
4/30/2023	$14,441	$15,373
5/31/2023	$13,860	$14,743
6/30/2023	$14,405	$15,418
7/31/2023	$14,826	$15,919
8/31/2023	$14,267	$15,311
9/30/2023	$13,752	$14,794
10/31/2023	$13,236	$14,196
11/30/2023	$14,260	$15,516
12/31/2023	$15,134	$16,343
1/31/2024	$14,977	$16,438
2/29/2024	$15,239	$16,741
3/31/2024	$15,696	$17,311
4/30/2024	$15,217	$16,886
5/31/2024	$16,041	$17,562
6/30/2024	$15,651	$17,282
7/31/2024	$16,273	$17,791
8/31/2024	$16,791	$18,372
9/30/2024	$16,941	$18,549
10/31/2024	$16,011	$17,543

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	20.96%	6.13%	4.82%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.78%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 4,403,559,628
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 31,541,001
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,559,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$31,541,001

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.6%
United Kingdom	17.9
France	11.4
Germany	11.4
Switzerland	7.8
Ireland	5.2
Netherlands	4.0
Australia	3.6
Sweden	3.0
Belgium	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Industrials	15.8
Consumer Discretionary	11.2
Information Technology	11.1
Consumer Staples	10.6
Health Care	10.5
Materials	7.6
Energy	6.7
Communication Services	2.0
Utilities	1.5
Real Estate	0.5
Preferred Stocks	0.7
Other Investment Company	0.2
Repurchase Agreement	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Roche Holding AG	2.3%
SAP SE	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	2.0
Sumitomo Mitsui Financial Group, Inc.	1.9
Nestle SA	1.7
Anheuser-Busch InBev SA	1.6
Fujitsu Ltd.	1.6
Veolia Environnement SA	1.5
Siemens AG	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171816
Shareholder Report [Line Items]
Fund Name		Transamerica International Equity
Class Name		Class I3
Trading Symbol		TRWTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$84	0.76%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended October 31, 2024. The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. While policy makers across the globe generally moved in lockstep the last few years, the Bank of Japan’s tightening policy was an outlier relative to the world’s other influential banks. This backdrop, paired with Artificial Intelligence-related optimism sent stocks higher, exceeding investor expectations, which were largely focused on recession fears entering this period.

Stock selection within the United Kingdom detracted most from relative returns. Among the biggest detractors were shares of Reckitt Benckiser Group PLC, a global consumer goods company with brands such as Mucinex, Lysol and Enfamil. Litigation surrounding the company’s Enfamil baby formula weighed on the stock. We continued to hold the position as of period end.

Europe contributed most to relative results among regions from both holdings and an underweight. While underweights to large European luxury goods companies were additive to relative results, positive stock selection was more impactful. Examples included: aircraft lessor AerCap Holdings NV, enterprise software company SAP SE, and construction materials company Heidelberg Materials AG.

Energy was the sector weighing most on relative returns due primarily to an overweight to the benchmark’s worst performing sector, as crude oil prices declined.

Consumer discretionary contributed most to relative return. The Fund’s underweights to automobiles and high-end retail, among the weakest industry groups, were additive. From a stock selection perspective, positive impacts were on display from an array of holdings, including e-commerce company Rakuten Group, Inc., homebuilder Persimmon PLC, and home improvement retailer Kingfisher PLC.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	MSCI EAFE Index
3/10/2017	$10,000	$10,000
3/31/2017	$10,215	$10,305
4/30/2017	$10,499	$10,575
5/31/2017	$10,847	$10,978
6/30/2017	$10,824	$10,962
7/31/2017	$11,061	$11,278
8/31/2017	$10,963	$11,276
9/30/2017	$11,218	$11,561
10/31/2017	$11,357	$11,737
11/30/2017	$11,514	$11,862
12/31/2017	$11,694	$12,055
1/31/2018	$12,283	$12,660
2/28/2018	$11,723	$12,091
3/31/2018	$11,634	$11,884
4/30/2018	$11,807	$12,169
5/31/2018	$11,551	$11,912
6/30/2018	$11,378	$11,770
7/31/2018	$11,664	$12,060
8/31/2018	$11,444	$11,829
9/30/2018	$11,485	$11,936
10/31/2018	$10,516	$10,987
11/30/2018	$10,498	$10,975
12/31/2018	$9,845	$10,445
1/31/2019	$10,524	$11,133
2/28/2019	$10,650	$11,418
3/31/2019	$10,637	$11,502
4/30/2019	$11,033	$11,837
5/31/2019	$10,254	$11,285
6/30/2019	$10,895	$11,958
7/31/2019	$10,662	$11,808
8/31/2019	$10,436	$11,504
9/30/2019	$10,863	$11,839
10/31/2019	$11,335	$12,265
11/30/2019	$11,498	$12,406
12/31/2019	$11,934	$12,811
1/31/2020	$11,508	$12,544
2/29/2020	$10,577	$11,412
3/31/2020	$8,697	$9,900
4/30/2020	$9,446	$10,548
5/31/2020	$9,899	$11,014
6/30/2020	$10,332	$11,393
7/31/2020	$10,551	$11,661
8/31/2020	$11,075	$12,262
9/30/2020	$10,868	$11,949
10/31/2020	$10,390	$11,473
11/30/2020	$12,089	$13,253
12/31/2020	$12,752	$13,871
1/31/2021	$12,694	$13,725
2/28/2021	$13,073	$14,035
3/31/2021	$13,531	$14,371
4/30/2021	$13,931	$14,815
5/31/2021	$14,435	$15,312
6/30/2021	$14,153	$15,144
7/31/2021	$14,186	$15,260
8/31/2021	$14,363	$15,530
9/30/2021	$13,846	$15,091
10/31/2021	$14,278	$15,466
11/30/2021	$13,656	$14,748
12/31/2021	$14,445	$15,505
1/31/2022	$14,180	$14,757
2/28/2022	$13,752	$14,497
3/31/2022	$13,481	$14,607
4/30/2022	$12,734	$13,675
5/31/2022	$13,067	$13,797
6/30/2022	$11,750	$12,519
7/31/2022	$12,313	$13,145
8/31/2022	$11,472	$12,522
9/30/2022	$10,372	$11,356
10/31/2022	$11,132	$11,968
11/30/2022	$12,605	$13,318
12/31/2022	$12,417	$13,332
1/31/2023	$13,488	$14,413
2/28/2023	$13,131	$14,114
3/31/2023	$13,399	$14,482
4/30/2023	$13,763	$14,906
5/31/2023	$13,213	$14,294
6/30/2023	$13,728	$14,949
7/31/2023	$14,126	$15,434
8/31/2023	$13,591	$14,845
9/30/2023	$13,104	$14,344
10/31/2023	$12,609	$13,764
11/30/2023	$13,591	$15,044
12/31/2023	$14,425	$15,846
1/31/2024	$14,276	$15,938
2/29/2024	$14,517	$16,232
3/31/2024	$14,957	$16,785
4/30/2024	$14,496	$16,373
5/31/2024	$15,283	$17,028
6/30/2024	$14,914	$16,757
7/31/2024	$15,503	$17,250
8/31/2024	$16,006	$17,813
9/30/2024	$16,141	$17,985
10/31/2024	$15,254	$17,009

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class I3	20.98%	6.12%	5.68%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	7.19%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 4,403,559,628
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 31,541,001
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,559,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$31,541,001

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.6%
United Kingdom	17.9
France	11.4
Germany	11.4
Switzerland	7.8
Ireland	5.2
Netherlands	4.0
Australia	3.6
Sweden	3.0
Belgium	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Industrials	15.8
Consumer Discretionary	11.2
Information Technology	11.1
Consumer Staples	10.6
Health Care	10.5
Materials	7.6
Energy	6.7
Communication Services	2.0
Utilities	1.5
Real Estate	0.5
Preferred Stocks	0.7
Other Investment Company	0.2
Repurchase Agreement	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Roche Holding AG	2.3%
SAP SE	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	2.0
Sumitomo Mitsui Financial Group, Inc.	1.9
Nestle SA	1.7
Anheuser-Busch InBev SA	1.6
Fujitsu Ltd.	1.6
Veolia Environnement SA	1.5
Siemens AG	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171814
Shareholder Report [Line Items]
Fund Name		Transamerica International Equity
Class Name		Class R
Trading Symbol		TRWRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$139	1.26%

Expenses Paid, Amount		$ 139
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended October 31, 2024. The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. While policy makers across the globe generally moved in lockstep the last few years, the Bank of Japan’s tightening policy was an outlier relative to the world’s other influential banks. This backdrop, paired with Artificial Intelligence-related optimism sent stocks higher, exceeding investor expectations, which were largely focused on recession fears entering this period.

Stock selection within the United Kingdom detracted most from relative returns. Among the biggest detractors were shares of Reckitt Benckiser Group PLC, a global consumer goods company with brands such as Mucinex, Lysol and Enfamil. Litigation surrounding the company’s Enfamil baby formula weighed on the stock. We continued to hold the position as of period end.

Europe contributed most to relative results among regions from both holdings and an underweight. While underweights to large European luxury goods companies were additive to relative results, positive stock selection was more impactful. Examples included: aircraft lessor AerCap Holdings NV, enterprise software company SAP SE, and construction materials company Heidelberg Materials AG.

Energy was the sector weighing most on relative returns due primarily to an overweight to the benchmark’s worst performing sector, as crude oil prices declined.

Consumer discretionary contributed most to relative return. The Fund’s underweights to automobiles and high-end retail, among the weakest industry groups, were additive. From a stock selection perspective, positive impacts were on display from an array of holdings, including e-commerce company Rakuten Group, Inc., homebuilder Persimmon PLC, and home improvement retailer Kingfisher PLC.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	MSCI EAFE Index
3/10/2017	$10,000	$10,000
3/31/2017	$10,209	$10,305
4/30/2017	$10,493	$10,575
5/31/2017	$10,829	$10,978
6/30/2017	$10,806	$10,962
7/31/2017	$11,038	$11,278
8/31/2017	$10,940	$11,276
9/30/2017	$11,189	$11,561
10/31/2017	$11,322	$11,737
11/30/2017	$11,473	$11,862
12/31/2017	$11,647	$12,055
1/31/2018	$12,232	$12,660
2/28/2018	$11,665	$12,091
3/31/2018	$11,576	$11,884
4/30/2018	$11,741	$12,169
5/31/2018	$11,481	$11,912
6/30/2018	$11,304	$11,770
7/31/2018	$11,582	$12,060
8/31/2018	$11,363	$11,829
9/30/2018	$11,393	$11,936
10/31/2018	$10,430	$10,987
11/30/2018	$10,412	$10,975
12/31/2018	$9,757	$10,445
1/31/2019	$10,427	$11,133
2/28/2019	$10,545	$11,418
3/31/2019	$10,532	$11,502
4/30/2019	$10,917	$11,837
5/31/2019	$10,135	$11,285
6/30/2019	$10,768	$11,958
7/31/2019	$10,539	$11,808
8/31/2019	$10,309	$11,504
9/30/2019	$10,725	$11,839
10/31/2019	$11,184	$12,265
11/30/2019	$11,345	$12,406
12/31/2019	$11,772	$12,811
1/31/2020	$11,341	$12,544
2/29/2020	$10,420	$11,412
3/31/2020	$8,567	$9,900
4/30/2020	$9,304	$10,548
5/31/2020	$9,741	$11,014
6/30/2020	$10,160	$11,393
7/31/2020	$10,370	$11,661
8/31/2020	$10,884	$12,262
9/30/2020	$10,681	$11,949
10/31/2020	$10,205	$11,473
11/30/2020	$11,867	$13,253
12/31/2020	$12,520	$13,871
1/31/2021	$12,449	$13,725
2/28/2021	$12,820	$14,035
3/31/2021	$13,262	$14,371
4/30/2021	$13,646	$14,815
5/31/2021	$14,139	$15,312
6/30/2021	$13,851	$15,144
7/31/2021	$13,883	$15,260
8/31/2021	$14,049	$15,530
9/30/2021	$13,537	$15,091
10/31/2021	$13,953	$15,466
11/30/2021	$13,339	$14,748
12/31/2021	$14,109	$15,505
1/31/2022	$13,838	$14,757
2/28/2022	$13,416	$14,497
3/31/2022	$13,151	$14,607
4/30/2022	$12,412	$13,675
5/31/2022	$12,736	$13,797
6/30/2022	$11,442	$12,519
7/31/2022	$11,990	$13,145
8/31/2022	$11,164	$12,522
9/30/2022	$10,088	$11,356
10/31/2022	$10,828	$11,968
11/30/2022	$12,254	$13,318
12/31/2022	$12,070	$13,332
1/31/2023	$13,099	$14,413
2/28/2023	$12,747	$14,114
3/31/2023	$12,999	$14,482
4/30/2023	$13,351	$14,906
5/31/2023	$12,813	$14,294
6/30/2023	$13,305	$14,949
7/31/2023	$13,683	$15,434
8/31/2023	$13,165	$14,845
9/30/2023	$12,687	$14,344
10/31/2023	$12,203	$13,764
11/30/2023	$13,145	$15,044
12/31/2023	$13,945	$15,846
1/31/2024	$13,795	$15,938
2/29/2024	$14,027	$16,232
3/31/2024	$14,443	$16,785
4/30/2024	$13,993	$16,373
5/31/2024	$14,750	$17,028
6/30/2024	$14,388	$16,757
7/31/2024	$14,948	$17,250
8/31/2024	$15,419	$17,813
9/30/2024	$15,548	$17,985
10/31/2024	$14,689	$17,009

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class R	20.37%	5.60%	5.16%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	7.19%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 4,403,559,628
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 31,541,001
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,559,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$31,541,001

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.6%
United Kingdom	17.9
France	11.4
Germany	11.4
Switzerland	7.8
Ireland	5.2
Netherlands	4.0
Australia	3.6
Sweden	3.0
Belgium	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Industrials	15.8
Consumer Discretionary	11.2
Information Technology	11.1
Consumer Staples	10.6
Health Care	10.5
Materials	7.6
Energy	6.7
Communication Services	2.0
Utilities	1.5
Real Estate	0.5
Preferred Stocks	0.7
Other Investment Company	0.2
Repurchase Agreement	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Roche Holding AG	2.3%
SAP SE	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	2.0
Sumitomo Mitsui Financial Group, Inc.	1.9
Nestle SA	1.7
Anheuser-Busch InBev SA	1.6
Fujitsu Ltd.	1.6
Veolia Environnement SA	1.5
Siemens AG	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171815
Shareholder Report [Line Items]
Fund Name		Transamerica International Equity
Class Name		Class R4
Trading Symbol		TRWFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$111	1.01%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended October 31, 2024. The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. While policy makers across the globe generally moved in lockstep the last few years, the Bank of Japan’s tightening policy was an outlier relative to the world’s other influential banks. This backdrop, paired with Artificial Intelligence-related optimism sent stocks higher, exceeding investor expectations, which were largely focused on recession fears entering this period.

Stock selection within the United Kingdom detracted most from relative returns. Among the biggest detractors were shares of Reckitt Benckiser Group PLC, a global consumer goods company with brands such as Mucinex, Lysol and Enfamil. Litigation surrounding the company’s Enfamil baby formula weighed on the stock. We continued to hold the position as of period end.

Europe contributed most to relative results among regions from both holdings and an underweight. While underweights to large European luxury goods companies were additive to relative results, positive stock selection was more impactful. Examples included: aircraft lessor AerCap Holdings NV, enterprise software company SAP SE, and construction materials company Heidelberg Materials AG.

Energy was the sector weighing most on relative returns due primarily to an overweight to the benchmark’s worst performing sector, as crude oil prices declined.

Consumer discretionary contributed most to relative return. The Fund’s underweights to automobiles and high-end retail, among the weakest industry groups, were additive. From a stock selection perspective, positive impacts were on display from an array of holdings, including e-commerce company Rakuten Group, Inc., homebuilder Persimmon PLC, and home improvement retailer Kingfisher PLC.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI EAFE Index
3/10/2017	$10,000	$10,000
3/31/2017	$10,215	$10,305
4/30/2017	$10,493	$10,575
5/31/2017	$10,841	$10,978
6/30/2017	$10,812	$10,962
7/31/2017	$11,050	$11,278
8/31/2017	$10,951	$11,276
9/30/2017	$11,206	$11,561
10/31/2017	$11,334	$11,737
11/30/2017	$11,491	$11,862
12/31/2017	$11,666	$12,055
1/31/2018	$12,253	$12,660
2/28/2018	$11,690	$12,091
3/31/2018	$11,607	$11,884
4/30/2018	$11,773	$12,169
5/31/2018	$11,512	$11,912
6/30/2018	$11,340	$11,770
7/31/2018	$11,624	$12,060
8/31/2018	$11,399	$11,829
9/30/2018	$11,435	$11,936
10/31/2018	$10,473	$10,987
11/30/2018	$10,450	$10,975
12/31/2018	$9,797	$10,445
1/31/2019	$10,478	$11,133
2/28/2019	$10,591	$11,418
3/31/2019	$10,584	$11,502
4/30/2019	$10,978	$11,837
5/31/2019	$10,191	$11,285
6/30/2019	$10,828	$11,958
7/31/2019	$10,597	$11,808
8/31/2019	$10,372	$11,504
9/30/2019	$10,791	$11,839
10/31/2019	$11,253	$12,265
11/30/2019	$11,422	$12,406
12/31/2019	$11,848	$12,811
1/31/2020	$11,418	$12,544
2/29/2020	$10,495	$11,412
3/31/2020	$8,630	$9,900
4/30/2020	$9,373	$10,548
5/31/2020	$9,816	$11,014
6/30/2020	$10,245	$11,393
7/31/2020	$10,457	$11,661
8/31/2020	$10,976	$12,262
9/30/2020	$10,771	$11,949
10/31/2020	$10,296	$11,473
11/30/2020	$11,976	$13,253
12/31/2020	$12,633	$13,871
1/31/2021	$12,568	$13,725
2/28/2021	$12,944	$14,035
3/31/2021	$13,398	$14,371
4/30/2021	$13,787	$14,815
5/31/2021	$14,280	$15,312
6/30/2021	$14,001	$15,144
7/31/2021	$14,027	$15,260
8/31/2021	$14,202	$15,530
9/30/2021	$13,690	$15,091
10/31/2021	$14,111	$15,466
11/30/2021	$13,495	$14,748
12/31/2021	$14,274	$15,505
1/31/2022	$14,006	$14,757
2/28/2022	$13,576	$14,497
3/31/2022	$13,315	$14,607
4/30/2022	$12,571	$13,675
5/31/2022	$12,893	$13,797
6/30/2022	$11,592	$12,519
7/31/2022	$12,142	$13,145
8/31/2022	$11,310	$12,522
9/30/2022	$10,224	$11,356
10/31/2022	$10,975	$11,968
11/30/2022	$12,423	$13,318
12/31/2022	$12,239	$13,332
1/31/2023	$13,284	$14,413
2/28/2023	$12,933	$14,114
3/31/2023	$13,189	$14,482
4/30/2023	$13,547	$14,906
5/31/2023	$13,001	$14,294
6/30/2023	$13,513	$14,949
7/31/2023	$13,897	$15,434
8/31/2023	$13,371	$14,845
9/30/2023	$12,886	$14,344
10/31/2023	$12,401	$13,764
11/30/2023	$13,365	$15,044
12/31/2023	$14,178	$15,846
1/31/2024	$14,026	$15,938
2/29/2024	$14,269	$16,232
3/31/2024	$14,692	$16,785
4/30/2024	$14,241	$16,373
5/31/2024	$15,005	$17,028
6/30/2024	$14,643	$16,757
7/31/2024	$15,220	$17,250
8/31/2024	$15,706	$17,813
9/30/2024	$15,838	$17,985
10/31/2024	$14,963	$17,009

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class R4	20.66%	5.86%	5.41%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	7.19%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 4,403,559,628
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 31,541,001
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,559,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$31,541,001

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.6%
United Kingdom	17.9
France	11.4
Germany	11.4
Switzerland	7.8
Ireland	5.2
Netherlands	4.0
Australia	3.6
Sweden	3.0
Belgium	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Industrials	15.8
Consumer Discretionary	11.2
Information Technology	11.1
Consumer Staples	10.6
Health Care	10.5
Materials	7.6
Energy	6.7
Communication Services	2.0
Utilities	1.5
Real Estate	0.5
Preferred Stocks	0.7
Other Investment Company	0.2
Repurchase Agreement	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Roche Holding AG	2.3%
SAP SE	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	2.0
Sumitomo Mitsui Financial Group, Inc.	1.9
Nestle SA	1.7
Anheuser-Busch InBev SA	1.6
Fujitsu Ltd.	1.6
Veolia Environnement SA	1.5
Siemens AG	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000156759
Shareholder Report [Line Items]
Fund Name		Transamerica International Equity
Class Name		Class R6
Trading Symbol		TAINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.76%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended October 31, 2024. The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. While policy makers across the globe generally moved in lockstep the last few years, the Bank of Japan’s tightening policy was an outlier relative to the world’s other influential banks. This backdrop, paired with Artificial Intelligence-related optimism sent stocks higher, exceeding investor expectations, which were largely focused on recession fears entering this period.

Stock selection within the United Kingdom detracted most from relative returns. Among the biggest detractors were shares of Reckitt Benckiser Group PLC, a global consumer goods company with brands such as Mucinex, Lysol and Enfamil. Litigation surrounding the company’s Enfamil baby formula weighed on the stock. We continued to hold the position as of period end.

Europe contributed most to relative results among regions from both holdings and an underweight. While underweights to large European luxury goods companies were additive to relative results, positive stock selection was more impactful. Examples included: aircraft lessor AerCap Holdings NV, enterprise software company SAP SE, and construction materials company Heidelberg Materials AG.

Energy was the sector weighing most on relative returns due primarily to an overweight to the benchmark’s worst performing sector, as crude oil prices declined.

Consumer discretionary contributed most to relative return. The Fund’s underweights to automobiles and high-end retail, among the weakest industry groups, were additive. From a stock selection perspective, positive impacts were on display from an array of holdings, including e-commerce company Rakuten Group, Inc., homebuilder Persimmon PLC, and home improvement retailer Kingfisher PLC.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
5/29/2015	$10,000	$10,000
5/31/2015	$10,000	$9,924
6/30/2015	$9,673	$9,646
7/31/2015	$9,850	$9,847
8/31/2015	$9,244	$9,123
9/30/2015	$8,836	$8,663
10/31/2015	$9,448	$9,341
11/30/2015	$9,298	$9,197
12/31/2015	$9,164	$9,075
1/31/2016	$8,613	$8,419
2/29/2016	$8,356	$8,268
3/31/2016	$8,979	$8,813
4/30/2016	$9,099	$9,078
5/31/2016	$9,099	$9,007
6/30/2016	$8,700	$8,708
7/31/2016	$9,148	$9,150
8/31/2016	$9,273	$9,158
9/30/2016	$9,344	$9,275
10/31/2016	$9,224	$9,086
11/30/2016	$9,000	$8,906
12/31/2016	$9,229	$9,212
1/31/2017	$9,468	$9,480
2/28/2017	$9,563	$9,617
3/31/2017	$9,891	$9,892
4/30/2017	$10,170	$10,151
5/31/2017	$10,503	$10,538
6/30/2017	$10,481	$10,522
7/31/2017	$10,709	$10,826
8/31/2017	$10,620	$10,824
9/30/2017	$10,865	$11,097
10/31/2017	$10,999	$11,267
11/30/2017	$11,149	$11,387
12/31/2017	$11,324	$11,572
1/31/2018	$11,898	$12,153
2/28/2018	$11,353	$11,606
3/31/2018	$11,267	$11,408
4/30/2018	$11,433	$11,681
5/31/2018	$11,186	$11,434
6/30/2018	$11,020	$11,298
7/31/2018	$11,295	$11,577
8/31/2018	$11,083	$11,355
9/30/2018	$11,123	$11,458
10/31/2018	$10,181	$10,547
11/30/2018	$10,164	$10,535
12/31/2018	$9,528	$10,026
1/31/2019	$10,195	$10,686
2/28/2019	$10,311	$10,960
3/31/2019	$10,299	$11,041
4/30/2019	$10,687	$11,362
5/31/2019	$9,923	$10,833
6/30/2019	$10,547	$11,479
7/31/2019	$10,323	$11,335
8/31/2019	$10,104	$11,042
9/30/2019	$10,517	$11,364
10/31/2019	$10,972	$11,774
11/30/2019	$11,136	$11,908
12/31/2019	$11,557	$12,297
1/31/2020	$11,139	$12,042
2/29/2020	$10,241	$10,955
3/31/2020	$8,426	$9,504
4/30/2020	$9,149	$10,125
5/31/2020	$9,586	$10,573
6/30/2020	$10,004	$10,937
7/31/2020	$10,216	$11,194
8/31/2020	$10,721	$11,771
9/30/2020	$10,521	$11,470
10/31/2020	$10,060	$11,013
11/30/2020	$11,706	$12,722
12/31/2020	$12,347	$13,316
1/31/2021	$12,290	$13,175
2/28/2021	$12,656	$13,472
3/31/2021	$13,105	$13,795
4/30/2021	$13,484	$14,221
5/31/2021	$13,977	$14,699
6/30/2021	$13,705	$14,537
7/31/2021	$13,737	$14,648
8/31/2021	$13,907	$14,908
9/30/2021	$13,408	$14,486
10/31/2021	$13,819	$14,846
11/30/2021	$13,219	$14,157
12/31/2021	$13,987	$14,883
1/31/2022	$13,725	$14,165
2/28/2022	$13,312	$13,916
3/31/2022	$13,056	$14,022
4/30/2022	$12,329	$13,126
5/31/2022	$12,650	$13,244
6/30/2022	$11,373	$12,018
7/31/2022	$11,917	$12,618
8/31/2022	$11,104	$12,020
9/30/2022	$10,043	$10,901
10/31/2022	$10,783	$11,488
11/30/2022	$12,205	$12,784
12/31/2022	$12,023	$12,798
1/31/2023	$13,057	$13,836
2/28/2023	$12,712	$13,548
3/31/2023	$12,971	$13,901
4/30/2023	$13,328	$14,308
5/31/2023	$12,792	$13,721
6/30/2023	$13,295	$14,350
7/31/2023	$13,680	$14,816
8/31/2023	$13,163	$14,250
9/30/2023	$12,686	$13,769
10/31/2023	$12,216	$13,212
11/30/2023	$13,163	$14,441
12/31/2023	$13,968	$15,210
1/31/2024	$13,824	$15,299
2/29/2024	$14,057	$15,581
3/31/2024	$14,481	$16,112
4/30/2024	$14,036	$15,716
5/31/2024	$14,803	$16,345
6/30/2024	$14,440	$16,085
7/31/2024	$15,015	$16,559
8/31/2024	$15,493	$17,099
9/30/2024	$15,630	$17,264
10/31/2024	$14,768	$16,328

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/29/15
Class R6	20.90%	6.12%	4.22%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.34%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 4,403,559,628
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 31,541,001
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,559,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$31,541,001

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.6%
United Kingdom	17.9
France	11.4
Germany	11.4
Switzerland	7.8
Ireland	5.2
Netherlands	4.0
Australia	3.6
Sweden	3.0
Belgium	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Industrials	15.8
Consumer Discretionary	11.2
Information Technology	11.1
Consumer Staples	10.6
Health Care	10.5
Materials	7.6
Energy	6.7
Communication Services	2.0
Utilities	1.5
Real Estate	0.5
Preferred Stocks	0.7
Other Investment Company	0.2
Repurchase Agreement	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Roche Holding AG	2.3%
SAP SE	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	2.0
Sumitomo Mitsui Financial Group, Inc.	1.9
Nestle SA	1.7
Anheuser-Busch InBev SA	1.6
Fujitsu Ltd.	1.6
Veolia Environnement SA	1.5
Siemens AG	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000198978
Shareholder Report [Line Items]
Fund Name		Transamerica International Focus
Class Name		Class A
Trading Symbol		TGRHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.20%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, during the fiscal year ended October 31, 2024. The Fund was sub-advised by Epoch Investment Partners, Inc. from November 1, 2023 through October 25, 2024, at which time Sands Capital Management, LLC became the Fund’s interim sub-adviser.

For the period November 1, 2023, through October 25, 2024, individual detractors included pharmacy operator MatsukiyoCocokara Holdings Co., Ltd. in Japan and oil and gas firm Equinor ASA in Norway. MatsukiyoCocokara Holdings Co., Ltd. derated significantly as same store sales turned negative at key brands as drugstores appear to be losing share to discounters. The Fund sold the position. Equinor ASA underperformed as investors had concerns on its capital expenditure plans and expected returns. The holding also suffered more than other energy stocks due to its outsized exposure to the European natural gas market. The Fund sold this position.

Regionally, Developed Europe ex-UK detracted the most due largely to holdings in France and Germany, while Developed Pacific ex-Japan contributed. National Australia Bank and DBS Group Holdings, Ltd. contributed, as did our zero allocation to Hong Kong. At the sector level, holdings in the consumer discretionary and health care sectors detracted most. Lack of exposure to the utilities sector contributed.

Taiwan Semiconductor Manufacturing Co., Ltd. (“Taiwan Semiconductor”) and Prysmian SpA were top individual contributors. Taiwan Semiconductor consistently beat earning expectations and raised guidance. Prysmian SpA, a leading European cable manufacturer providing a wide range of products and services to energy, industrial and telecommunications end markets, also performed well.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Index
3/1/2018	$9,447	$10,000
3/31/2018	$9,458	$9,830
4/30/2018	$9,532	$10,065
5/31/2018	$9,341	$9,852
6/30/2018	$9,139	$9,735
7/31/2018	$9,235	$9,975
8/31/2018	$9,139	$9,783
9/30/2018	$9,203	$9,873
10/31/2018	$8,342	$9,087
11/30/2018	$8,278	$9,077
12/31/2018	$7,883	$8,639
1/31/2019	$8,443	$9,208
2/28/2019	$8,710	$9,443
3/31/2019	$8,837	$9,513
4/30/2019	$9,155	$9,790
5/31/2019	$8,608	$9,334
6/30/2019	$9,142	$9,891
7/31/2019	$9,079	$9,766
8/31/2019	$8,888	$9,514
9/30/2019	$9,155	$9,792
10/31/2019	$9,575	$10,145
11/30/2019	$9,575	$10,261
12/31/2019	$10,035	$10,596
1/31/2020	$9,919	$10,375
2/29/2020	$9,299	$9,439
3/31/2020	$7,788	$8,189
4/30/2020	$8,447	$8,724
5/31/2020	$9,054	$9,110
6/30/2020	$9,557	$9,423
7/31/2020	$10,138	$9,645
8/31/2020	$10,474	$10,142
9/30/2020	$10,306	$9,883
10/31/2020	$10,035	$9,489
11/30/2020	$11,494	$10,962
12/31/2020	$12,125	$11,473
1/31/2021	$12,164	$11,352
2/28/2021	$12,256	$11,608
3/31/2021	$12,399	$11,886
4/30/2021	$12,763	$12,253
5/31/2021	$13,179	$12,665
6/30/2021	$13,010	$12,526
7/31/2021	$12,945	$12,621
8/31/2021	$13,101	$12,845
9/30/2021	$12,802	$12,482
10/31/2021	$13,101	$12,792
11/30/2021	$12,711	$12,198
12/31/2021	$13,383	$12,824
1/31/2022	$12,680	$12,205
2/28/2022	$12,198	$11,991
3/31/2022	$12,046	$12,081
4/30/2022	$11,068	$11,310
5/31/2022	$11,233	$11,411
6/30/2022	$10,061	$10,355
7/31/2022	$10,627	$10,872
8/31/2022	$10,089	$10,356
9/30/2022	$9,042	$9,392
10/31/2022	$9,607	$9,898
11/30/2022	$10,916	$11,015
12/31/2022	$10,627	$11,027
1/31/2023	$11,368	$11,921
2/28/2023	$11,018	$11,674
3/31/2023	$11,256	$11,978
4/30/2023	$11,354	$12,328
5/31/2023	$10,878	$11,823
6/30/2023	$11,452	$12,364
7/31/2023	$11,801	$12,766
8/31/2023	$11,438	$12,278
9/30/2023	$11,074	$11,864
10/31/2023	$10,738	$11,384
11/30/2023	$11,382	$12,443
12/31/2023	$11,919	$13,106
1/31/2024	$11,767	$13,182
2/29/2024	$12,343	$13,425
3/31/2024	$12,797	$13,882
4/30/2024	$12,388	$13,542
5/31/2024	$12,782	$14,083
6/30/2024	$12,494	$13,859
7/31/2024	$12,737	$14,267
8/31/2024	$12,903	$14,733
9/30/2024	$12,706	$14,875
10/31/2024	$12,010	$14,068

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/18
Class A with Load	5.65%	3.45%	2.78%
Class A	11.84%	4.64%	3.66%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.25%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 527,129,114
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 4,275,908
InvestmentCompanyPortfolioTurnover		169.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$527,129,114
Number of Portfolio Holdings	44
Portfolio Turnover Rate	169%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,275,908

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Canada	18.6%
Japan	13.5
Netherlands	10.9
United States	10.7
France	5.9
Germany	5.4
Sweden	5.4
Italy	4.4
Switzerland	3.8
United Kingdom	3.4

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.6%
Information Technology	19.5
Consumer Discretionary	18.2
Financials	9.5
Consumer Staples	7.6
Materials	7.3
Communication Services	6.7
Health Care	4.7
Energy	1.0
Repurchase Agreements	3.2
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Waste Connections, Inc.	4.2%
Constellation Software, Inc.	4.2
Liberty Media Corp. - Liberty Formula One, Class C	3.8
Keyence Corp.	3.7
Linde PLC	3.7
Ferrari NV	3.6
Sika AG	3.3
Coupang, Inc.	3.2
AIA Group Ltd.	3.1
Adyen NV	3.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the fund and Sands Capital Management, LLC (“Sands Capital”) was approved as the fund’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the fund on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

• the fund’s principal investment strategies were revised;

• the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• the Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• the Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]		• the fund’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

• the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

Material Fund Change Adviser [Text Block]

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the fund and Sands Capital Management, LLC (“Sands Capital”) was approved as the fund’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the fund on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000198980
Shareholder Report [Line Items]
Fund Name		Transamerica International Focus
Class Name		Class I
Trading Symbol		TGRGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.83%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, during the fiscal year ended October 31, 2024. The Fund was sub-advised by Epoch Investment Partners, Inc. from November 1, 2023 through October 25, 2024, at which time Sands Capital Management, LLC became the Fund’s interim sub-adviser.

For the period November 1, 2023, through October 25, 2024, individual detractors included pharmacy operator MatsukiyoCocokara Holdings Co., Ltd. in Japan and oil and gas firm Equinor ASA in Norway. MatsukiyoCocokara Holdings Co., Ltd. derated significantly as same store sales turned negative at key brands as drugstores appear to be losing share to discounters. The Fund sold the position. Equinor ASA underperformed as investors had concerns on its capital expenditure plans and expected returns. The holding also suffered more than other energy stocks due to its outsized exposure to the European natural gas market. The Fund sold this position.

Regionally, Developed Europe ex-UK detracted the most due largely to holdings in France and Germany, while Developed Pacific ex-Japan contributed. National Australia Bank and DBS Group Holdings, Ltd. contributed, as did our zero allocation to Hong Kong. At the sector level, holdings in the consumer discretionary and health care sectors detracted most. Lack of exposure to the utilities sector contributed.

Taiwan Semiconductor Manufacturing Co., Ltd. (“Taiwan Semiconductor”) and Prysmian SpA were top individual contributors. Taiwan Semiconductor consistently beat earning expectations and raised guidance. Prysmian SpA, a leading European cable manufacturer providing a wide range of products and services to energy, industrial and telecommunications end markets, also performed well.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
3/1/2018	$10,000	$10,000
3/31/2018	$10,011	$9,830
4/30/2018	$10,090	$10,065
5/31/2018	$9,888	$9,852
6/30/2018	$9,674	$9,735
7/31/2018	$9,775	$9,975
8/31/2018	$9,674	$9,783
9/30/2018	$9,753	$9,873
10/31/2018	$8,841	$9,087
11/30/2018	$8,774	$9,077
12/31/2018	$8,362	$8,639
1/31/2019	$8,954	$9,208
2/28/2019	$9,237	$9,443
3/31/2019	$9,385	$9,513
4/30/2019	$9,709	$9,790
5/31/2019	$9,130	$9,334
6/30/2019	$9,695	$9,891
7/31/2019	$9,628	$9,766
8/31/2019	$9,426	$9,514
9/30/2019	$9,722	$9,792
10/31/2019	$10,166	$10,145
11/30/2019	$10,166	$10,261
12/31/2019	$10,644	$10,596
1/31/2020	$10,534	$10,375
2/29/2020	$9,877	$9,439
3/31/2020	$8,274	$8,189
4/30/2020	$8,972	$8,724
5/31/2020	$9,630	$9,110
6/30/2020	$10,164	$9,423
7/31/2020	$10,781	$9,645
8/31/2020	$11,137	$10,142
9/30/2020	$10,959	$9,883
10/31/2020	$10,671	$9,489
11/30/2020	$12,219	$10,962
12/31/2020	$12,897	$11,473
1/31/2021	$12,938	$11,352
2/28/2021	$13,049	$11,608
3/31/2021	$13,187	$11,886
4/30/2021	$13,587	$12,253
5/31/2021	$14,043	$12,665
6/30/2021	$13,850	$12,526
7/31/2021	$13,795	$12,621
8/31/2021	$13,960	$12,845
9/30/2021	$13,657	$12,482
10/31/2021	$13,974	$12,792
11/30/2021	$13,560	$12,198
12/31/2021	$14,271	$12,824
1/31/2022	$13,525	$12,205
2/28/2022	$13,027	$11,991
3/31/2022	$12,881	$12,081
4/30/2022	$11,827	$11,310
5/31/2022	$12,017	$11,411
6/30/2022	$10,758	$10,355
7/31/2022	$11,358	$10,872
8/31/2022	$10,788	$10,356
9/30/2022	$9,675	$9,392
10/31/2022	$10,275	$9,898
11/30/2022	$11,680	$11,015
12/31/2022	$11,376	$11,027
1/31/2023	$12,165	$11,921
2/28/2023	$11,793	$11,674
3/31/2023	$12,046	$11,978
4/30/2023	$12,165	$12,328
5/31/2023	$11,659	$11,823
6/30/2023	$12,269	$12,364
7/31/2023	$12,657	$12,766
8/31/2023	$12,269	$12,278
9/30/2023	$11,882	$11,864
10/31/2023	$11,525	$11,384
11/30/2023	$12,225	$12,443
12/31/2023	$12,797	$13,106
1/31/2024	$12,651	$13,182
2/29/2024	$13,265	$13,425
3/31/2024	$13,750	$13,882
4/30/2024	$13,314	$13,542
5/31/2024	$13,750	$14,083
6/30/2024	$13,443	$13,859
7/31/2024	$13,718	$14,267
8/31/2024	$13,896	$14,733
9/30/2024	$13,669	$14,875
10/31/2024	$12,942	$14,068

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/18
Class I	12.30%	4.95%	3.94%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.25%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 527,129,114
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 4,275,908
InvestmentCompanyPortfolioTurnover		169.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$527,129,114
Number of Portfolio Holdings	44
Portfolio Turnover Rate	169%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,275,908

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Canada	18.6%
Japan	13.5
Netherlands	10.9
United States	10.7
France	5.9
Germany	5.4
Sweden	5.4
Italy	4.4
Switzerland	3.8
United Kingdom	3.4

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.6%
Information Technology	19.5
Consumer Discretionary	18.2
Financials	9.5
Consumer Staples	7.6
Materials	7.3
Communication Services	6.7
Health Care	4.7
Energy	1.0
Repurchase Agreements	3.2
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Waste Connections, Inc.	4.2%
Constellation Software, Inc.	4.2
Liberty Media Corp. - Liberty Formula One, Class C	3.8
Keyence Corp.	3.7
Linde PLC	3.7
Ferrari NV	3.6
Sika AG	3.3
Coupang, Inc.	3.2
AIA Group Ltd.	3.1
Adyen NV	3.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the fund and Sands Capital Management, LLC (“Sands Capital”) was approved as the fund’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the fund on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

• the fund’s principal investment strategies were revised;

• the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• the Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• the Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]		• the fund’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

• the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

Material Fund Change Adviser [Text Block]

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the fund and Sands Capital Management, LLC (“Sands Capital”) was approved as the fund’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the fund on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021184
Shareholder Report [Line Items]
Fund Name		Transamerica International Focus
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$88	0.83%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, during the fiscal year ended October 31, 2024. The Fund was sub-advised by Epoch Investment Partners, Inc. from November 1, 2023 through October 25, 2024, at which time Sands Capital Management, LLC became the Fund’s interim sub-adviser.

For the period November 1, 2023, through October 25, 2024, individual detractors included pharmacy operator MatsukiyoCocokara Holdings Co., Ltd. in Japan and oil and gas firm Equinor ASA in Norway. MatsukiyoCocokara Holdings Co., Ltd. derated significantly as same store sales turned negative at key brands as drugstores appear to be losing share to discounters. The Fund sold the position. Equinor ASA underperformed as investors had concerns on its capital expenditure plans and expected returns. The holding also suffered more than other energy stocks due to its outsized exposure to the European natural gas market. The Fund sold this position.

Regionally, Developed Europe ex-UK detracted the most due largely to holdings in France and Germany, while Developed Pacific ex-Japan contributed. National Australia Bank and DBS Group Holdings, Ltd. contributed, as did our zero allocation to Hong Kong. At the sector level, holdings in the consumer discretionary and health care sectors detracted most. Lack of exposure to the utilities sector contributed.

Taiwan Semiconductor Manufacturing Co., Ltd. (“Taiwan Semiconductor”) and Prysmian SpA were top individual contributors. Taiwan Semiconductor consistently beat earning expectations and raised guidance. Prysmian SpA, a leading European cable manufacturer providing a wide range of products and services to energy, industrial and telecommunications end markets, also performed well.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI EAFE Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,212	$10,137
12/31/2014	$9,777	$9,789
1/31/2015	$9,893	$9,837
2/28/2015	$10,500	$10,427
3/31/2015	$10,384	$10,278
4/30/2015	$10,745	$10,706
5/31/2015	$10,745	$10,663
6/30/2015	$10,410	$10,364
7/31/2015	$10,591	$10,580
8/31/2015	$9,790	$9,803
9/30/2015	$9,454	$9,308
10/31/2015	$10,074	$10,037
11/30/2015	$9,932	$9,882
12/31/2015	$9,722	$9,750
1/31/2016	$9,122	$9,046
2/29/2016	$8,962	$8,884
3/31/2016	$9,482	$9,469
4/30/2016	$9,629	$9,754
5/31/2016	$9,576	$9,677
6/30/2016	$9,336	$9,357
7/31/2016	$9,722	$9,832
8/31/2016	$9,816	$9,840
9/30/2016	$9,896	$9,965
10/31/2016	$9,696	$9,762
11/30/2016	$9,456	$9,569
12/31/2016	$9,736	$9,898
1/31/2017	$10,086	$10,185
2/28/2017	$10,154	$10,333
3/31/2017	$10,504	$10,629
4/30/2017	$10,909	$10,907
5/31/2017	$11,435	$11,322
6/30/2017	$11,448	$11,306
7/31/2017	$11,718	$11,632
8/31/2017	$11,704	$11,630
9/30/2017	$11,947	$11,924
10/31/2017	$12,163	$12,106
11/30/2017	$12,257	$12,234
12/31/2017	$12,421	$12,433
1/31/2018	$12,969	$13,057
2/28/2018	$12,380	$12,470
3/31/2018	$12,202	$12,257
4/30/2018	$12,311	$12,551
5/31/2018	$12,051	$12,285
6/30/2018	$11,804	$12,139
7/31/2018	$11,927	$12,439
8/31/2018	$11,804	$12,200
9/30/2018	$11,886	$12,311
10/31/2018	$10,789	$11,332
11/30/2018	$10,707	$11,319
12/31/2018	$10,203	$10,772
1/31/2019	$10,929	$11,482
2/28/2019	$11,276	$11,776
3/31/2019	$11,458	$11,863
4/30/2019	$11,854	$12,208
5/31/2019	$11,160	$11,639
6/30/2019	$11,854	$12,334
7/31/2019	$11,771	$12,178
8/31/2019	$11,540	$11,865
9/30/2019	$11,887	$12,210
10/31/2019	$12,432	$12,650
11/30/2019	$12,448	$12,795
12/31/2019	$13,028	$13,213
1/31/2020	$12,893	$12,938
2/29/2020	$12,085	$11,770
3/31/2020	$10,133	$10,211
4/30/2020	$10,991	$10,879
5/31/2020	$11,799	$11,360
6/30/2020	$12,456	$11,751
7/31/2020	$13,213	$12,027
8/31/2020	$13,651	$12,647
9/30/2020	$13,432	$12,324
10/31/2020	$13,095	$11,833
11/30/2020	$14,997	$13,669
12/31/2020	$15,829	$14,307
1/31/2021	$15,880	$14,156
2/28/2021	$15,999	$14,475
3/31/2021	$16,186	$14,822
4/30/2021	$16,663	$15,280
5/31/2021	$17,224	$15,793
6/30/2021	$17,003	$15,619
7/31/2021	$16,935	$15,739
8/31/2021	$17,139	$16,018
9/30/2021	$16,765	$15,565
10/31/2021	$17,156	$15,951
11/30/2021	$16,646	$15,211
12/31/2021	$17,535	$15,991
1/31/2022	$16,613	$15,220
2/28/2022	$15,998	$14,952
3/31/2022	$15,817	$15,066
4/30/2022	$14,534	$14,104
5/31/2022	$14,769	$14,230
6/30/2022	$13,214	$12,912
7/31/2022	$13,973	$13,557
8/31/2022	$13,268	$12,915
9/30/2022	$11,895	$11,712
10/31/2022	$12,654	$12,343
11/30/2022	$14,371	$13,736
12/31/2022	$13,991	$13,750
1/31/2023	$14,985	$14,866
2/28/2023	$14,525	$14,557
3/31/2023	$14,838	$14,936
4/30/2023	$14,966	$15,373
5/31/2023	$14,359	$14,743
6/30/2023	$15,095	$15,418
7/31/2023	$15,574	$15,919
8/31/2023	$15,095	$15,311
9/30/2023	$14,635	$14,794
10/31/2023	$14,193	$14,196
11/30/2023	$15,040	$15,516
12/31/2023	$15,759	$16,343
1/31/2024	$15,579	$16,438
2/29/2024	$16,319	$16,741
3/31/2024	$16,919	$17,311
4/30/2024	$16,379	$16,886
5/31/2024	$16,919	$17,562
6/30/2024	$16,559	$17,282
7/31/2024	$16,879	$17,791
8/31/2024	$17,099	$18,372
9/30/2024	$16,839	$18,549
10/31/2024	$15,919	$17,543

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	12.16%	5.07%	4.76%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.78%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 527,129,114
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 4,275,908
InvestmentCompanyPortfolioTurnover		169.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$527,129,114
Number of Portfolio Holdings	44
Portfolio Turnover Rate	169%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,275,908

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Canada	18.6%
Japan	13.5
Netherlands	10.9
United States	10.7
France	5.9
Germany	5.4
Sweden	5.4
Italy	4.4
Switzerland	3.8
United Kingdom	3.4

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.6%
Information Technology	19.5
Consumer Discretionary	18.2
Financials	9.5
Consumer Staples	7.6
Materials	7.3
Communication Services	6.7
Health Care	4.7
Energy	1.0
Repurchase Agreements	3.2
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Waste Connections, Inc.	4.2%
Constellation Software, Inc.	4.2
Liberty Media Corp. - Liberty Formula One, Class C	3.8
Keyence Corp.	3.7
Linde PLC	3.7
Ferrari NV	3.6
Sika AG	3.3
Coupang, Inc.	3.2
AIA Group Ltd.	3.1
Adyen NV	3.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the fund and Sands Capital Management, LLC (“Sands Capital”) was approved as the fund’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the fund on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

• the fund’s principal investment strategies were revised;

• the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• the Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• the Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]		• the fund’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

• the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

Material Fund Change Adviser [Text Block]

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the fund and Sands Capital Management, LLC (“Sands Capital”) was approved as the fund’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the fund on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000198983
Shareholder Report [Line Items]
Fund Name		Transamerica International Focus
Class Name		Class R6
Trading Symbol		TGRFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.83%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the MSCI EAFE Index, during the fiscal year ended October 31, 2024. The Fund was sub-advised by Epoch Investment Partners, Inc. from November 1, 2023 through October 25, 2024, at which time Sands Capital Management, LLC became the Fund’s interim sub-adviser.

For the period November 1, 2023, through October 25, 2024, individual detractors included pharmacy operator MatsukiyoCocokara Holdings Co., Ltd. in Japan and oil and gas firm Equinor ASA in Norway. MatsukiyoCocokara Holdings Co., Ltd. derated significantly as same store sales turned negative at key brands as drugstores appear to be losing share to discounters. The Fund sold the position. Equinor ASA underperformed as investors had concerns on its capital expenditure plans and expected returns. The holding also suffered more than other energy stocks due to its outsized exposure to the European natural gas market. The Fund sold this position.

Regionally, Developed Europe ex-UK detracted the most due largely to holdings in France and Germany, while Developed Pacific ex-Japan contributed. National Australia Bank and DBS Group Holdings, Ltd. contributed, as did our zero allocation to Hong Kong. At the sector level, holdings in the consumer discretionary and health care sectors detracted most. Lack of exposure to the utilities sector contributed.

Taiwan Semiconductor Manufacturing Co., Ltd. (“Taiwan Semiconductor”) and Prysmian SpA were top individual contributors. Taiwan Semiconductor consistently beat earning expectations and raised guidance. Prysmian SpA, a leading European cable manufacturer providing a wide range of products and services to energy, industrial and telecommunications end markets, also performed well.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
3/1/2018	$10,000	$10,000
3/31/2018	$10,011	$9,830
4/30/2018	$10,101	$10,065
5/31/2018	$9,888	$9,852
6/30/2018	$9,674	$9,735
7/31/2018	$9,786	$9,975
8/31/2018	$9,685	$9,783
9/30/2018	$9,753	$9,873
10/31/2018	$8,853	$9,087
11/30/2018	$8,785	$9,077
12/31/2018	$8,377	$8,639
1/31/2019	$8,971	$9,208
2/28/2019	$9,254	$9,443
3/31/2019	$9,402	$9,513
4/30/2019	$9,726	$9,790
5/31/2019	$9,159	$9,334
6/30/2019	$9,726	$9,891
7/31/2019	$9,658	$9,766
8/31/2019	$9,470	$9,514
9/30/2019	$9,753	$9,792
10/31/2019	$10,212	$10,145
11/30/2019	$10,212	$10,261
12/31/2019	$10,700	$10,596
1/31/2020	$10,576	$10,375
2/29/2020	$9,916	$9,439
3/31/2020	$8,321	$8,189
4/30/2020	$9,008	$8,724
5/31/2020	$9,682	$9,110
6/30/2020	$10,218	$9,423
7/31/2020	$10,837	$9,645
8/31/2020	$11,195	$10,142
9/30/2020	$11,030	$9,883
10/31/2020	$10,741	$9,489
11/30/2020	$12,295	$10,962
12/31/2020	$12,990	$11,473
1/31/2021	$13,031	$11,352
2/28/2021	$13,129	$11,608
3/31/2021	$13,281	$11,886
4/30/2021	$13,670	$12,253
5/31/2021	$14,143	$12,665
6/30/2021	$13,948	$12,526
7/31/2021	$13,893	$12,621
8/31/2021	$14,073	$12,845
9/30/2021	$13,754	$12,482
10/31/2021	$14,073	$12,792
11/30/2021	$13,656	$12,198
12/31/2021	$14,384	$12,824
1/31/2022	$13,631	$12,205
2/28/2022	$13,129	$11,991
3/31/2022	$12,981	$12,081
4/30/2022	$11,918	$11,310
5/31/2022	$12,110	$11,411
6/30/2022	$10,855	$10,355
7/31/2022	$11,460	$10,872
8/31/2022	$10,884	$10,356
9/30/2022	$9,762	$9,392
10/31/2022	$10,382	$9,898
11/30/2022	$11,800	$11,015
12/31/2022	$11,489	$11,027
1/31/2023	$12,286	$11,921
2/28/2023	$11,910	$11,674
3/31/2023	$12,166	$11,978
4/30/2023	$12,286	$12,328
5/31/2023	$11,775	$11,823
6/30/2023	$12,391	$12,364
7/31/2023	$12,782	$12,766
8/31/2023	$12,376	$12,278
9/30/2023	$12,000	$11,864
10/31/2023	$11,640	$11,384
11/30/2023	$12,346	$12,443
12/31/2023	$12,934	$13,106
1/31/2024	$12,771	$13,182
2/29/2024	$13,391	$13,425
3/31/2024	$13,898	$13,882
4/30/2024	$13,440	$13,542
5/31/2024	$13,881	$14,083
6/30/2024	$13,571	$13,859
7/31/2024	$13,849	$14,267
8/31/2024	$14,028	$14,733
9/30/2024	$13,816	$14,875
10/31/2024	$13,065	$14,068

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/1/18
Class R6	12.24%	5.05%	4.09%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.25%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 527,129,114
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 4,275,908
InvestmentCompanyPortfolioTurnover		169.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$527,129,114
Number of Portfolio Holdings	44
Portfolio Turnover Rate	169%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,275,908

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Canada	18.6%
Japan	13.5
Netherlands	10.9
United States	10.7
France	5.9
Germany	5.4
Sweden	5.4
Italy	4.4
Switzerland	3.8
United Kingdom	3.4

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.6%
Information Technology	19.5
Consumer Discretionary	18.2
Financials	9.5
Consumer Staples	7.6
Materials	7.3
Communication Services	6.7
Health Care	4.7
Energy	1.0
Repurchase Agreements	3.2
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Waste Connections, Inc.	4.2%
Constellation Software, Inc.	4.2
Liberty Media Corp. - Liberty Formula One, Class C	3.8
Keyence Corp.	3.7
Linde PLC	3.7
Ferrari NV	3.6
Sika AG	3.3
Coupang, Inc.	3.2
AIA Group Ltd.	3.1
Adyen NV	3.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the fund and Sands Capital Management, LLC (“Sands Capital”) was approved as the fund’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the fund on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

• the fund’s principal investment strategies were revised;

• the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• the Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• the Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]		• the fund’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

• the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

Material Fund Change Adviser [Text Block]

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the fund and Sands Capital Management, LLC (“Sands Capital”) was approved as the fund’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the fund on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000122145
Shareholder Report [Line Items]
Fund Name		Transamerica International Small Cap Value
Class Name		Class I
Trading Symbol		TISVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.09%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. This backdrop, paired with Artificial Intelligence-related optimism, sent stocks higher. Holdings in Europe contributed most to relative results among regions. Dutch wealth manager Van Lanschot Kempen NV and Swiss online financial service company Swissquote Group Holding SA were important contributors within Europe. Positive stock selection within industrials and financials were most impactful at the sector level. Industrial examples included: Japanese door and shutter company Sanwa Holdings Corp. and Norwegian defense company Kongsberg Gruppen ASA. Our non-index exposure in emerging markets detracted most from relative regional performance. Among emerging markets holdings, Value Added Technology Co. Ltd., a dental imaging equipment company in South Korea, was the largest individual detractor. Despite a rise in selling, general and administrative expenses that lowered near-term profitability, we expect costs to normalize and the company to continue being a global leader in dental x-ray imaging. Health-care holdings detracted most among sectors. German plastic and glass manufacturer Gerresheimer AG issued a profit warning due to slow vial demand and flooding at its Morganton, North Carolina plant caused by Hurricane Helene. Despite these headwinds, we believe the company’s inventory issues will be resolved over a reasonable time horizon.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,890	$10,137	$10,026
12/31/2014	$9,825	$9,789	$9,973
1/31/2015	$9,807	$9,837	$9,990
2/28/2015	$10,380	$10,427	$10,639
3/31/2015	$10,423	$10,278	$10,536
4/30/2015	$11,047	$10,706	$11,024
5/31/2015	$11,056	$10,663	$11,148
6/30/2015	$10,934	$10,364	$11,010
7/31/2015	$11,212	$10,580	$11,105
8/31/2015	$10,692	$9,803	$10,618
9/30/2015	$10,362	$9,308	$10,264
10/31/2015	$10,752	$10,037	$10,879
11/30/2015	$10,570	$9,882	$10,883
12/31/2015	$10,605	$9,750	$10,965
1/31/2016	$10,062	$9,046	$10,103
2/29/2016	$9,952	$8,884	$10,092
3/31/2016	$10,550	$9,469	$10,908
4/30/2016	$10,467	$9,754	$11,165
5/31/2016	$10,633	$9,677	$11,233
6/30/2016	$10,053	$9,357	$10,644
7/31/2016	$10,605	$9,832	$11,298
8/31/2016	$10,458	$9,840	$11,232
9/30/2016	$10,651	$9,965	$11,571
10/31/2016	$10,486	$9,762	$11,244
11/30/2016	$10,209	$9,569	$10,930
12/31/2016	$10,515	$9,898	$11,245
1/31/2017	$10,714	$10,185	$11,643
2/28/2017	$11,008	$10,333	$11,905
3/31/2017	$11,264	$10,629	$12,152
4/30/2017	$11,690	$10,907	$12,679
5/31/2017	$12,069	$11,322	$13,159
6/30/2017	$12,126	$11,306	$13,161
7/31/2017	$12,524	$11,632	$13,640
8/31/2017	$12,656	$11,630	$13,753
9/30/2017	$12,931	$11,924	$14,151
10/31/2017	$12,950	$12,106	$14,391
11/30/2017	$13,329	$12,234	$14,619
12/31/2017	$13,720	$12,433	$15,012
1/31/2018	$14,335	$13,057	$15,780
2/28/2018	$13,808	$12,470	$15,222
3/31/2018	$13,808	$12,257	$15,060
4/30/2018	$13,964	$12,551	$15,275
5/31/2018	$13,925	$12,285	$15,141
6/30/2018	$13,681	$12,139	$14,852
7/31/2018	$13,729	$12,439	$14,951
8/31/2018	$13,495	$12,200	$14,833
9/30/2018	$13,476	$12,311	$14,732
10/31/2018	$12,147	$11,332	$13,315
11/30/2018	$12,050	$11,319	$13,222
12/31/2018	$11,489	$10,772	$12,372
1/31/2019	$12,188	$11,482	$13,370
2/28/2019	$12,411	$11,776	$13,671
3/31/2019	$12,347	$11,863	$13,703
4/30/2019	$12,728	$12,208	$14,125
5/31/2019	$11,955	$11,639	$13,392
6/30/2019	$12,633	$12,334	$13,966
7/31/2019	$12,495	$12,178	$13,869
8/31/2019	$12,421	$11,865	$13,528
9/30/2019	$12,739	$12,210	$13,915
10/31/2019	$13,342	$12,650	$14,549
11/30/2019	$13,692	$12,795	$14,872
12/31/2019	$14,417	$13,213	$15,524
1/31/2020	$14,049	$12,938	$15,075
2/29/2020	$12,762	$11,770	$13,598
3/31/2020	$10,437	$10,211	$11,263
4/30/2020	$11,389	$10,879	$12,439
5/31/2020	$12,059	$11,360	$13,333
6/30/2020	$12,373	$11,751	$13,520
7/31/2020	$12,643	$12,027	$13,977
8/31/2020	$13,379	$12,647	$15,022
9/30/2020	$13,379	$12,324	$14,917
10/31/2020	$12,914	$11,833	$14,400
11/30/2020	$14,839	$13,669	$16,380
12/31/2020	$15,703	$14,307	$17,503
1/31/2021	$15,506	$14,156	$17,440
2/28/2021	$16,042	$14,475	$17,903
3/31/2021	$16,719	$14,822	$18,307
4/30/2021	$17,429	$15,280	$19,052
5/31/2021	$17,845	$15,793	$19,446
6/30/2021	$17,342	$15,619	$19,129
7/31/2021	$17,725	$15,739	$19,457
8/31/2021	$18,380	$16,018	$20,020
9/30/2021	$17,517	$15,565	$19,313
10/31/2021	$17,812	$15,951	$19,619
11/30/2021	$16,730	$15,211	$18,525
12/31/2021	$17,640	$15,991	$19,337
1/31/2022	$16,596	$15,220	$17,923
2/28/2022	$16,085	$14,952	$17,698
3/31/2022	$15,608	$15,066	$17,707
4/30/2022	$14,586	$14,104	$16,504
5/31/2022	$14,984	$14,230	$16,402
6/30/2022	$13,395	$12,912	$14,608
7/31/2022	$14,348	$13,557	$15,576
8/31/2022	$13,349	$12,915	$14,888
9/30/2022	$11,964	$11,712	$13,184
10/31/2022	$12,783	$12,343	$13,743
11/30/2022	$14,499	$13,736	$15,108
12/31/2022	$14,582	$13,750	$15,273
1/31/2023	$15,900	$14,866	$16,415
2/28/2023	$15,783	$14,557	$16,061
3/31/2023	$16,124	$14,936	$16,044
4/30/2023	$16,312	$15,373	$16,380
5/31/2023	$15,571	$14,743	$15,713
6/30/2023	$16,124	$15,418	$16,173
7/31/2023	$16,877	$15,919	$16,892
8/31/2023	$16,265	$15,311	$16,333
9/30/2023	$15,524	$14,794	$15,620
10/31/2023	$14,771	$14,196	$14,703
11/30/2023	$16,112	$15,516	$16,185
12/31/2023	$17,112	$16,343	$17,368
1/31/2024	$16,954	$16,438	$17,084
2/29/2024	$17,572	$16,741	$17,152
3/31/2024	$18,118	$17,311	$17,805
4/30/2024	$17,694	$16,886	$17,289
5/31/2024	$18,712	$17,562	$18,056
6/30/2024	$18,118	$17,282	$17,515
7/31/2024	$19,161	$17,791	$18,517
8/31/2024	$19,525	$18,372	$18,887
9/30/2024	$19,634	$18,549	$19,381
10/31/2024	$18,397	$17,543	$18,168

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	24.55%	6.64%	6.29%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.78%
MSCI EAFE Small Cap IndexFootnote Reference(b)	23.56%	4.54%	6.15%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Aug. 30, 2024
AssetsNet		$ 771,910,908
Holdings Count | Holding		114
Advisory Fees Paid, Amount		$ 6,711,968
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$771,910,908
Number of Portfolio Holdings	114
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,711,968

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	31.6%
United Kingdom	16.0
France	5.6
Norway	5.0
Netherlands	5.0
Germany	4.9
Australia	4.9
Belgium	3.6
Italy	3.0
Spain	2.9

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	26.9%
Financials	18.6
Consumer Discretionary	13.1
Information Technology	9.1
Communication Services	6.3
Consumer Staples	6.2
Health Care	5.8
Materials	4.9
Energy	4.9
Real Estate	2.6
Other Investment Company	2.5
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sanwa Holdings Corp.	3.0%
Swissquote Group Holding SA	2.6
Van Lanschot Kempen NV	2.4
Bank of Ireland Group PLC	2.1
Capcom Co. Ltd.	2.0
Barratt Redrow PLC	1.9
Logista Integral SA	1.8
D'ieteren Group	1.8
Elis SA	1.7
Bellway PLC	1.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus, as supplemented, or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024:

· Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

· the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on August 30, 2024:

· Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

· the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus, as supplemented, or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000122146
Shareholder Report [Line Items]
Fund Name		Transamerica International Small Cap Value
Class Name		Class I2
Trading Symbol		Ticker: N/A
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$111	0.99%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. This backdrop, paired with Artificial Intelligence-related optimism, sent stocks higher. Holdings in Europe contributed most to relative results among regions. Dutch wealth manager Van Lanschot Kempen NV and Swiss online financial service company Swissquote Group Holding SA were important contributors within Europe. Positive stock selection within industrials and financials were most impactful at the sector level. Industrial examples included: Japanese door and shutter company Sanwa Holdings Corp. and Norwegian defense company Kongsberg Gruppen ASA. Our non-index exposure in emerging markets detracted most from relative regional performance. Among emerging markets holdings, Value Added Technology Co. Ltd., a dental imaging equipment company in South Korea, was the largest individual detractor. Despite a rise in selling, general and administrative expenses that lowered near-term profitability, we expect costs to normalize and the company to continue being a global leader in dental x-ray imaging. Health-care holdings detracted most among sectors. German plastic and glass manufacturer Gerresheimer AG issued a profit warning due to slow vial demand and flooding at its Morganton, North Carolina plant caused by Hurricane Helene. Despite these headwinds, we believe the company’s inventory issues will be resolved over a reasonable time horizon.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI EAFE Index	MSCI EAFE Small Cap Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,898	$10,137	$10,026
12/31/2014	$9,829	$9,789	$9,973
1/31/2015	$9,811	$9,837	$9,990
2/28/2015	$10,392	$10,427	$10,639
3/31/2015	$10,427	$10,278	$10,536
4/30/2015	$11,051	$10,706	$11,024
5/31/2015	$11,059	$10,663	$11,148
6/30/2015	$10,947	$10,364	$11,010
7/31/2015	$11,224	$10,580	$11,105
8/31/2015	$10,704	$9,803	$10,618
9/30/2015	$10,375	$9,308	$10,264
10/31/2015	$10,773	$10,037	$10,879
11/30/2015	$10,583	$9,882	$10,883
12/31/2015	$10,627	$9,750	$10,965
1/31/2016	$10,074	$9,046	$10,103
2/29/2016	$9,964	$8,884	$10,092
3/31/2016	$10,572	$9,469	$10,908
4/30/2016	$10,489	$9,754	$11,165
5/31/2016	$10,655	$9,677	$11,233
6/30/2016	$10,074	$9,357	$10,644
7/31/2016	$10,627	$9,832	$11,298
8/31/2016	$10,480	$9,840	$11,232
9/30/2016	$10,673	$9,965	$11,571
10/31/2016	$10,516	$9,762	$11,244
11/30/2016	$10,240	$9,569	$10,930
12/31/2016	$10,539	$9,898	$11,245
1/31/2017	$10,748	$10,185	$11,643
2/28/2017	$11,042	$10,333	$11,905
3/31/2017	$11,298	$10,629	$12,152
4/30/2017	$11,725	$10,907	$12,679
5/31/2017	$12,114	$11,322	$13,159
6/30/2017	$12,170	$11,306	$13,161
7/31/2017	$12,569	$11,632	$13,640
8/31/2017	$12,702	$11,630	$13,753
9/30/2017	$12,977	$11,924	$14,151
10/31/2017	$12,996	$12,106	$14,391
11/30/2017	$13,375	$12,234	$14,619
12/31/2017	$13,768	$12,433	$15,012
1/31/2018	$14,384	$13,057	$15,780
2/28/2018	$13,866	$12,470	$15,222
3/31/2018	$13,866	$12,257	$15,060
4/30/2018	$14,013	$12,551	$15,275
5/31/2018	$13,983	$12,285	$15,141
6/30/2018	$13,729	$12,139	$14,852
7/31/2018	$13,778	$12,439	$14,951
8/31/2018	$13,553	$12,200	$14,833
9/30/2018	$13,533	$12,311	$14,732
10/31/2018	$12,202	$11,332	$13,315
11/30/2018	$12,104	$11,319	$13,222
12/31/2018	$11,538	$10,772	$12,372
1/31/2019	$12,239	$11,482	$13,370
2/28/2019	$12,473	$11,776	$13,671
3/31/2019	$12,398	$11,863	$13,703
4/30/2019	$12,791	$12,208	$14,125
5/31/2019	$12,016	$11,639	$13,392
6/30/2019	$12,696	$12,334	$13,966
7/31/2019	$12,558	$12,178	$13,869
8/31/2019	$12,483	$11,865	$13,528
9/30/2019	$12,813	$12,210	$13,915
10/31/2019	$13,418	$12,650	$14,549
11/30/2019	$13,769	$12,795	$14,872
12/31/2019	$14,495	$13,213	$15,524
1/31/2020	$14,126	$12,938	$15,075
2/29/2020	$12,833	$11,770	$13,598
3/31/2020	$10,508	$10,211	$11,263
4/30/2020	$11,453	$10,879	$12,439
5/31/2020	$12,137	$11,360	$13,333
6/30/2020	$12,453	$11,751	$13,520
7/31/2020	$12,724	$12,027	$13,977
8/31/2020	$13,463	$12,647	$15,022
9/30/2020	$13,463	$12,324	$14,917
10/31/2020	$12,996	$11,833	$14,400
11/30/2020	$14,941	$13,669	$16,380
12/31/2020	$15,809	$14,307	$17,503
1/31/2021	$15,611	$14,156	$17,440
2/28/2021	$16,150	$14,475	$17,903
3/31/2021	$16,831	$14,822	$18,307
4/30/2021	$17,556	$15,280	$19,052
5/31/2021	$17,973	$15,793	$19,446
6/30/2021	$17,468	$15,619	$19,129
7/31/2021	$17,864	$15,739	$19,457
8/31/2021	$18,512	$16,018	$20,020
9/30/2021	$17,644	$15,565	$19,313
10/31/2021	$17,951	$15,951	$19,619
11/30/2021	$16,864	$15,211	$18,525
12/31/2021	$17,784	$15,991	$19,337
1/31/2022	$16,722	$15,220	$17,923
2/28/2022	$16,219	$14,952	$17,698
3/31/2022	$15,739	$15,066	$17,707
4/30/2022	$14,689	$14,104	$16,504
5/31/2022	$15,088	$14,230	$16,402
6/30/2022	$13,489	$12,912	$14,608
7/31/2022	$14,449	$13,557	$15,576
8/31/2022	$13,455	$12,915	$14,888
9/30/2022	$12,050	$11,712	$13,184
10/31/2022	$12,884	$12,343	$13,743
11/30/2022	$14,620	$13,736	$15,108
12/31/2022	$14,696	$13,750	$15,273
1/31/2023	$16,034	$14,866	$16,415
2/28/2023	$15,904	$14,557	$16,061
3/31/2023	$16,259	$14,936	$16,044
4/30/2023	$16,449	$15,373	$16,380
5/31/2023	$15,703	$14,743	$15,713
6/30/2023	$16,259	$15,418	$16,173
7/31/2023	$17,029	$15,919	$16,892
8/31/2023	$16,413	$15,311	$16,333
9/30/2023	$15,656	$14,794	$15,620
10/31/2023	$14,898	$14,196	$14,703
11/30/2023	$16,248	$15,516	$16,185
12/31/2023	$17,267	$16,343	$17,368
1/31/2024	$17,108	$16,438	$17,084
2/29/2024	$17,731	$16,741	$17,152
3/31/2024	$18,280	$17,311	$17,805
4/30/2024	$17,865	$16,886	$17,289
5/31/2024	$18,891	$17,562	$18,056
6/30/2024	$18,280	$17,282	$17,515
7/31/2024	$19,343	$17,791	$18,517
8/31/2024	$19,721	$18,372	$18,887
9/30/2024	$19,819	$18,549	$19,381
10/31/2024	$18,574	$17,543	$18,168

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	24.67%	6.72%	6.39%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.78%
MSCI EAFE Small Cap IndexFootnote Reference(b)	23.56%	4.54%	6.15%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Aug. 30, 2024
AssetsNet		$ 771,910,908
Holdings Count | Holding		114
Advisory Fees Paid, Amount		$ 6,711,968
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$771,910,908
Number of Portfolio Holdings	114
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,711,968

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	31.6%
United Kingdom	16.0
France	5.6
Norway	5.0
Netherlands	5.0
Germany	4.9
Australia	4.9
Belgium	3.6
Italy	3.0
Spain	2.9

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	26.9%
Financials	18.6
Consumer Discretionary	13.1
Information Technology	9.1
Communication Services	6.3
Consumer Staples	6.2
Health Care	5.8
Materials	4.9
Energy	4.9
Real Estate	2.6
Other Investment Company	2.5
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sanwa Holdings Corp.	3.0%
Swissquote Group Holding SA	2.6
Van Lanschot Kempen NV	2.4
Bank of Ireland Group PLC	2.1
Capcom Co. Ltd.	2.0
Barratt Redrow PLC	1.9
Logista Integral SA	1.8
D'ieteren Group	1.8
Elis SA	1.7
Bellway PLC	1.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus, as supplemented, or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024:

· Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

· the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on August 30, 2024:

· Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

· the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus, as supplemented, or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000250399
Shareholder Report [Line Items]
Fund Name		Transamerica International Small Cap Value
Class Name		Class R6
Trading Symbol		TSLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of May 31, 2024 (Class R6 commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46Footnote Reference*	0.98%Footnote Reference†
Footnote	Description
Footnote*	Expenses shown are for the period May 31, 2024 through October 31, 2024 and would be higher for a full twelve-month reporting period.
Footnote†	Annualized

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The period was characterized by signs of moderating inflation, and central banks transitioning away from restrictive monetary policies as a result. This backdrop, paired with Artificial Intelligence-related optimism, sent stocks higher. Holdings in Europe contributed most to relative results among regions. Dutch wealth manager Van Lanschot Kempen NV and Swiss online financial service company Swissquote Group Holding SA were important contributors within Europe. Positive stock selection within industrials and financials were most impactful at the sector level. Industrial examples included: Japanese door and shutter company Sanwa Holdings Corp. and Norwegian defense company Kongsberg Gruppen ASA. Our non-index exposure in emerging markets detracted most from relative regional performance. Among emerging markets holdings, Value Added Technology Co. Ltd., a dental imaging equipment company in South Korea, was the largest individual detractor. Despite a rise in selling, general and administrative expenses that lowered near-term profitability, we expect costs to normalize and the company to continue being a global leader in dental x-ray imaging. Health-care holdings detracted most among sectors. German plastic and glass manufacturer Gerresheimer AG issued a profit warning due to slow vial demand and flooding at its Morganton, North Carolina plant caused by Hurricane Helene. Despite these headwinds, we believe the company’s inventory issues will be resolved over a reasonable time horizon.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index	MSCI EAFE Small Cap Index
5/31/2024	$10,098	$10,069	$10,081
6/30/2024	$9,772	$9,909	$9,779
7/31/2024	$10,333	$10,201	$10,338
8/31/2024	$10,535	$10,534	$10,545
9/30/2024	$10,594	$10,635	$10,821
10/31/2024	$9,928	$10,058	$10,143

Average Annual Return [Table Text Block]
10 Years or Since Inception 5/31/24
Class R6	(0.72%)
MSCI EAFE IndexFootnote Reference(a)	0.58%
MSCI EAFE Small Cap IndexFootnote Reference(b)	1.43%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Aug. 30, 2024
AssetsNet		$ 771,910,908
Holdings Count | Holding		114
Advisory Fees Paid, Amount		$ 6,711,968
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$771,910,908
Number of Portfolio Holdings	114
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,711,968

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	31.6%
United Kingdom	16.0
France	5.6
Norway	5.0
Netherlands	5.0
Germany	4.9
Australia	4.9
Belgium	3.6
Italy	3.0
Spain	2.9

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	26.9%
Financials	18.6
Consumer Discretionary	13.1
Information Technology	9.1
Communication Services	6.3
Consumer Staples	6.2
Health Care	5.8
Materials	4.9
Energy	4.9
Real Estate	2.6
Other Investment Company	2.5
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sanwa Holdings Corp.	3.0%
Swissquote Group Holding SA	2.6
Van Lanschot Kempen NV	2.4
Bank of Ireland Group PLC	2.1
Capcom Co. Ltd.	2.0
Barratt Redrow PLC	1.9
Logista Integral SA	1.8
D'ieteren Group	1.8
Elis SA	1.7
Bellway PLC	1.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus, as supplemented, or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024:

· Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

· the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on August 30, 2024:

· Transamerica Asset Management, Inc., the Fund’s investment adviser, reduced its management fee schedule for the Fund; and

· the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus, as supplemented, or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000200975
Shareholder Report [Line Items]
Fund Name		Transamerica International Stock
Class Name		Class A
Trading Symbol		TIHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.14%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Stock selection in Japan and the United Kingdom and an overweight to Japan contributed to performance, while stock selection within Germany detracted. From a sector perspective, stock selection within financials and health care contributed most, while selection in communication services detracted.

Top stock-level contributors included Rolls-Royce Holdings PLC (“Rolls-Royce”), an aero-engine manufacturing business, and 3i Group PLC (“3i Group”), a UK-based private equity and investment company. Rolls-Royce benefited from strong engine flying activity, increased defense spending, recovery in travel, and stronger demand for power as well as large jet turbines despite industry-wide supply chain challenges. 3i Group benefited from its stake in discount retailer Action as it continued its rapid expansion in Europe, and delivered a substantial payout to shareholders.

The largest stock-level detractors included Nippon Telegraph & Telephone Corp. (“NTT”), a Japanese telecom company, and Stellantis NV (“Stellantis”), an automaker based in the Netherlands. NTT was hurt by intensifying competition, struggles in its mobile business, and input cost inflation. Stellantis experienced weaker-than-expected retail sales and lost market share due to recalls, and inventory management issues also detracted from performance.

Over the period, the sub-adviser managed the Fund in line with its behavioral-based philosophy of seeking underappreciated growth, as evidenced by the Fund’s higher recent earnings growth and more attractive valuations (as measured by characteristics like earnings-to-price ratio) relative to its benchmark. The sub-adviser seeks to combine quantitative tools and fundamental research to implement the strategy and marry that with a disciplined approach to portfolio construction, with the goal of delivering consistent excess returns relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Index
9/28/2018	$9,452	$10,000
9/30/2018	$9,452	$9,938
10/31/2018	$8,686	$9,148
11/30/2018	$8,497	$9,138
12/31/2018	$7,978	$8,696
1/31/2019	$8,650	$9,269
2/28/2019	$8,773	$9,506
3/31/2019	$8,773	$9,577
4/30/2019	$8,962	$9,855
5/31/2019	$8,470	$9,396
6/30/2019	$8,971	$9,956
7/31/2019	$8,744	$9,831
8/31/2019	$8,564	$9,578
9/30/2019	$8,792	$9,857
10/31/2019	$9,085	$10,212
11/30/2019	$9,151	$10,329
12/31/2019	$9,388	$10,666
1/31/2020	$9,198	$10,444
2/29/2020	$8,470	$9,502
3/31/2020	$7,202	$8,243
4/30/2020	$7,637	$8,782
5/31/2020	$7,921	$9,170
6/30/2020	$8,224	$9,486
7/31/2020	$8,441	$9,709
8/31/2020	$8,744	$10,209
9/30/2020	$8,527	$9,949
10/31/2020	$8,158	$9,552
11/30/2020	$9,255	$11,034
12/31/2020	$9,678	$11,549
1/31/2021	$9,621	$11,427
2/28/2021	$9,946	$11,685
3/31/2021	$10,415	$11,965
4/30/2021	$10,731	$12,335
5/31/2021	$11,124	$12,749
6/30/2021	$10,961	$12,609
7/31/2021	$11,066	$12,705
8/31/2021	$11,334	$12,930
9/30/2021	$11,028	$12,565
10/31/2021	$11,267	$12,877
11/30/2021	$10,722	$12,279
12/31/2021	$11,362	$12,909
1/31/2022	$11,154	$12,286
2/28/2022	$10,915	$12,070
3/31/2022	$10,957	$12,162
4/30/2022	$10,322	$11,385
5/31/2022	$10,561	$11,487
6/30/2022	$9,500	$10,423
7/31/2022	$9,999	$10,944
8/31/2022	$9,417	$10,425
9/30/2022	$8,543	$9,455
10/31/2022	$9,084	$9,964
11/30/2022	$10,249	$11,088
12/31/2022	$10,100	$11,100
1/31/2023	$10,887	$12,000
2/28/2023	$10,664	$11,751
3/31/2023	$10,887	$12,057
4/30/2023	$11,132	$12,410
5/31/2023	$10,749	$11,901
6/30/2023	$11,324	$12,446
7/31/2023	$11,611	$12,850
8/31/2023	$11,313	$12,360
9/30/2023	$10,972	$11,943
10/31/2023	$10,600	$11,460
11/30/2023	$11,504	$12,525
12/31/2023	$12,041	$13,193
1/31/2024	$12,172	$13,270
2/29/2024	$12,600	$13,515
3/31/2024	$13,160	$13,975
4/30/2024	$12,864	$13,632
5/31/2024	$13,676	$14,177
6/30/2024	$13,336	$13,951
7/31/2024	$13,698	$14,362
8/31/2024	$14,060	$14,831
9/30/2024	$13,951	$14,974
10/31/2024	$13,402	$14,162

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 9/28/18
Class A with Load	19.48%	6.87%	4.92%
Class A	26.43%	8.09%	5.90%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.88%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 356,096,078
Holdings Count | Holding		143
Advisory Fees Paid, Amount		$ 2,026,917
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$356,096,078
Number of Portfolio Holdings	143
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,026,917

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	25.9%
United Kingdom	18.4
France	8.3
Switzerland	7.6
Germany	7.4
Netherlands	5.3
Spain	4.3
Denmark	4.0
Australia	3.7
Italy	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Industrials	14.4
Health Care	13.9
Information Technology	10.9
Consumer Discretionary	8.7
Consumer Staples	6.7
Communication Services	5.5
Utilities	4.2
Materials	4.1
Real Estate	2.7
Energy	2.4
Repurchase Agreements	2.8
Preferred Stocks	1.0
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	2.6%
ASML Holding NV	2.1
SAP SE	2.0
Sumitomo Mitsui Financial Group, Inc.	1.7
3i Group PLC	1.7
Banco Santander SA	1.7
DBS Group Holdings Ltd.	1.6
HSBC Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd.	1.6
Barclays PLC	1.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on March 28, 2024, the Annual Fund Operating Expenses of Class A of the Fund were restated to reflect a decrease in Other Expenses based on estimates for the then current fiscal year.

Material Fund Change Expenses [Text Block]		Effective on March 28, 2024, the Annual Fund Operating Expenses of Class A of the Fund were restated to reflect a decrease in Other Expenses based on estimates for the then current fiscal year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000200976
Shareholder Report [Line Items]
Fund Name		Transamerica International Stock
Class Name		Class I
Trading Symbol		TIHBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.85%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Stock selection in Japan and the United Kingdom and an overweight to Japan contributed to performance, while stock selection within Germany detracted. From a sector perspective, stock selection within financials and health care contributed most, while selection in communication services detracted.

Top stock-level contributors included Rolls-Royce Holdings PLC (“Rolls-Royce”), an aero-engine manufacturing business, and 3i Group PLC (“3i Group”), a UK-based private equity and investment company. Rolls-Royce benefited from strong engine flying activity, increased defense spending, recovery in travel, and stronger demand for power as well as large jet turbines despite industry-wide supply chain challenges. 3i Group benefited from its stake in discount retailer Action as it continued its rapid expansion in Europe, and delivered a substantial payout to shareholders.

The largest stock-level detractors included Nippon Telegraph & Telephone Corp. (“NTT”), a Japanese telecom company, and Stellantis NV (“Stellantis”), an automaker based in the Netherlands. NTT was hurt by intensifying competition, struggles in its mobile business, and input cost inflation. Stellantis experienced weaker-than-expected retail sales and lost market share due to recalls, and inventory management issues also detracted from performance.

Over the period, the sub-adviser managed the Fund in line with its behavioral-based philosophy of seeking underappreciated growth, as evidenced by the Fund’s higher recent earnings growth and more attractive valuations (as measured by characteristics like earnings-to-price ratio) relative to its benchmark. The sub-adviser seeks to combine quantitative tools and fundamental research to implement the strategy and marry that with a disciplined approach to portfolio construction, with the goal of delivering consistent excess returns relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
9/28/2018	$10,000	$10,000
9/30/2018	$10,000	$9,938
10/31/2018	$9,190	$9,148
11/30/2018	$8,990	$9,138
12/31/2018	$8,440	$8,696
1/31/2019	$9,161	$9,269
2/28/2019	$9,291	$9,506
3/31/2019	$9,291	$9,577
4/30/2019	$9,492	$9,855
5/31/2019	$8,981	$9,396
6/30/2019	$9,512	$9,956
7/31/2019	$9,271	$9,831
8/31/2019	$9,081	$9,578
9/30/2019	$9,332	$9,857
10/31/2019	$9,632	$10,212
11/30/2019	$9,712	$10,329
12/31/2019	$9,964	$10,666
1/31/2020	$9,773	$10,444
2/29/2020	$9,001	$9,502
3/31/2020	$7,648	$8,243
4/30/2020	$8,109	$8,782
5/31/2020	$8,420	$9,170
6/30/2020	$8,741	$9,486
7/31/2020	$8,971	$9,709
8/31/2020	$9,302	$10,209
9/30/2020	$9,062	$9,949
10/31/2020	$8,671	$9,552
11/30/2020	$9,843	$11,034
12/31/2020	$10,303	$11,549
1/31/2021	$10,232	$11,427
2/28/2021	$10,588	$11,685
3/31/2021	$11,096	$11,965
4/30/2021	$11,431	$12,335
5/31/2021	$11,847	$12,749
6/30/2021	$11,675	$12,609
7/31/2021	$11,797	$12,705
8/31/2021	$12,081	$12,930
9/30/2021	$11,756	$12,565
10/31/2021	$12,020	$12,877
11/30/2021	$11,441	$12,279
12/31/2021	$12,120	$12,909
1/31/2022	$11,910	$12,286
2/28/2022	$11,644	$12,070
3/31/2022	$11,689	$12,162
4/30/2022	$11,047	$11,385
5/31/2022	$11,301	$11,487
6/30/2022	$10,172	$10,423
7/31/2022	$10,704	$10,944
8/31/2022	$10,084	$10,425
9/30/2022	$9,154	$9,455
10/31/2022	$9,734	$9,964
11/30/2022	$10,989	$11,088
12/31/2022	$10,822	$11,100
1/31/2023	$11,664	$12,000
2/28/2023	$11,437	$11,751
3/31/2023	$11,676	$12,057
4/30/2023	$11,938	$12,410
5/31/2023	$11,516	$11,901
6/30/2023	$12,131	$12,446
7/31/2023	$12,438	$12,850
8/31/2023	$12,131	$12,360
9/30/2023	$11,767	$11,943
10/31/2023	$11,369	$11,460
11/30/2023	$12,347	$12,525
12/31/2023	$12,919	$13,193
1/31/2024	$13,061	$13,270
2/29/2024	$13,531	$13,515
3/31/2024	$14,130	$13,975
4/30/2024	$13,813	$13,632
5/31/2024	$14,695	$14,177
6/30/2024	$14,330	$13,951
7/31/2024	$14,730	$14,362
8/31/2024	$15,106	$14,831
9/30/2024	$15,000	$14,974
10/31/2024	$14,412	$14,162

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 9/28/18
Class I	26.77%	8.39%	6.18%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.88%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 356,096,078
Holdings Count | Holding		143
Advisory Fees Paid, Amount		$ 2,026,917
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$356,096,078
Number of Portfolio Holdings	143
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,026,917

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	25.9%
United Kingdom	18.4
France	8.3
Switzerland	7.6
Germany	7.4
Netherlands	5.3
Spain	4.3
Denmark	4.0
Australia	3.7
Italy	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Industrials	14.4
Health Care	13.9
Information Technology	10.9
Consumer Discretionary	8.7
Consumer Staples	6.7
Communication Services	5.5
Utilities	4.2
Materials	4.1
Real Estate	2.7
Energy	2.4
Repurchase Agreements	2.8
Preferred Stocks	1.0
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	2.6%
ASML Holding NV	2.1
SAP SE	2.0
Sumitomo Mitsui Financial Group, Inc.	1.7
3i Group PLC	1.7
Banco Santander SA	1.7
DBS Group Holdings Ltd.	1.6
HSBC Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd.	1.6
Barclays PLC	1.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus  or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, the Annual Fund Operating Expenses of Class I of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the fund’s investment adviser, to reduce the contractual expense limitation for the class from 1.00% to 0.84%. Effective on March 28, 2024, the Annual Fund Operating Expenses of Class I of the Fund were restated to reflect a decrease in Other Expenses based on estimates for the then current fiscal year.

Material Fund Change Expenses [Text Block]

Effective on August 30, 2024, the Annual Fund Operating Expenses of Class I of the Fund were restated to reflect the agreement of Transamerica Asset Management, Inc., the fund’s investment adviser, to reduce the contractual expense limitation for the class from 1.00% to 0.84%. Effective on March 28, 2024, the Annual Fund Operating Expenses of Class I of the Fund were restated to reflect a decrease in Other Expenses based on estimates for the then current fiscal year.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, at transamerica.com/investments/mutual-fund-prospectus  or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000200978
Shareholder Report [Line Items]
Fund Name		Transamerica International Stock
Class Name		Class I2
Trading Symbol		TIHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$89	0.78%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Stock selection in Japan and the United Kingdom and an overweight to Japan contributed to performance, while stock selection within Germany detracted. From a sector perspective, stock selection within financials and health care contributed most, while selection in communication services detracted.

Top stock-level contributors included Rolls-Royce Holdings PLC (“Rolls-Royce”), an aero-engine manufacturing business, and 3i Group PLC (“3i Group”), a UK-based private equity and investment company. Rolls-Royce benefited from strong engine flying activity, increased defense spending, recovery in travel, and stronger demand for power as well as large jet turbines despite industry-wide supply chain challenges. 3i Group benefited from its stake in discount retailer Action as it continued its rapid expansion in Europe, and delivered a substantial payout to shareholders.

The largest stock-level detractors included Nippon Telegraph & Telephone Corp. (“NTT”), a Japanese telecom company, and Stellantis NV (“Stellantis”), an automaker based in the Netherlands. NTT was hurt by intensifying competition, struggles in its mobile business, and input cost inflation. Stellantis experienced weaker-than-expected retail sales and lost market share due to recalls, and inventory management issues also detracted from performance.

Over the period, the sub-adviser managed the Fund in line with its behavioral-based philosophy of seeking underappreciated growth, as evidenced by the Fund’s higher recent earnings growth and more attractive valuations (as measured by characteristics like earnings-to-price ratio) relative to its benchmark. The sub-adviser seeks to combine quantitative tools and fundamental research to implement the strategy and marry that with a disciplined approach to portfolio construction, with the goal of delivering consistent excess returns relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI EAFE Index
9/28/2018	$10,000	$10,000
9/30/2018	$10,000	$9,938
10/31/2018	$9,190	$9,148
11/30/2018	$8,990	$9,138
12/31/2018	$8,440	$8,696
1/31/2019	$9,161	$9,269
2/28/2019	$9,291	$9,506
3/31/2019	$9,291	$9,577
4/30/2019	$9,492	$9,855
5/31/2019	$8,981	$9,396
6/30/2019	$9,512	$9,956
7/31/2019	$9,271	$9,831
8/31/2019	$9,081	$9,578
9/30/2019	$9,332	$9,857
10/31/2019	$9,632	$10,212
11/30/2019	$9,712	$10,329
12/31/2019	$9,964	$10,666
1/31/2020	$9,774	$10,444
2/29/2020	$8,992	$9,502
3/31/2020	$7,649	$8,243
4/30/2020	$8,110	$8,782
5/31/2020	$8,420	$9,170
6/30/2020	$8,741	$9,486
7/31/2020	$8,972	$9,709
8/31/2020	$9,293	$10,209
9/30/2020	$9,062	$9,949
10/31/2020	$8,671	$9,552
11/30/2020	$9,844	$11,034
12/31/2020	$10,294	$11,549
1/31/2021	$10,233	$11,427
2/28/2021	$10,589	$11,685
3/31/2021	$11,097	$11,965
4/30/2021	$11,432	$12,335
5/31/2021	$11,849	$12,749
6/30/2021	$11,676	$12,609
7/31/2021	$11,798	$12,705
8/31/2021	$12,082	$12,930
9/30/2021	$11,757	$12,565
10/31/2021	$12,021	$12,877
11/30/2021	$11,442	$12,279
12/31/2021	$12,133	$12,909
1/31/2022	$11,922	$12,286
2/28/2022	$11,656	$12,070
3/31/2022	$11,701	$12,162
4/30/2022	$11,036	$11,385
5/31/2022	$11,291	$11,487
6/30/2022	$10,160	$10,423
7/31/2022	$10,692	$10,944
8/31/2022	$10,072	$10,425
9/30/2022	$9,152	$9,455
10/31/2022	$9,728	$9,964
11/30/2022	$10,980	$11,088
12/31/2022	$10,821	$11,100
1/31/2023	$11,663	$12,000
2/28/2023	$11,436	$11,751
3/31/2023	$11,675	$12,057
4/30/2023	$11,948	$12,410
5/31/2023	$11,527	$11,901
6/30/2023	$12,141	$12,446
7/31/2023	$12,460	$12,850
8/31/2023	$12,141	$12,360
9/30/2023	$11,777	$11,943
10/31/2023	$11,379	$11,460
11/30/2023	$12,358	$12,525
12/31/2023	$12,938	$13,193
1/31/2024	$13,079	$13,270
2/29/2024	$13,550	$13,515
3/31/2024	$14,150	$13,975
4/30/2024	$13,833	$13,632
5/31/2024	$14,727	$14,177
6/30/2024	$14,351	$13,951
7/31/2024	$14,751	$14,362
8/31/2024	$15,139	$14,831
9/30/2024	$15,033	$14,974
10/31/2024	$14,445	$14,162

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 9/28/18
Class I2	26.94%	8.44%	6.22%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.88%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 356,096,078
Holdings Count | Holding		143
Advisory Fees Paid, Amount		$ 2,026,917
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$356,096,078
Number of Portfolio Holdings	143
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,026,917

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	25.9%
United Kingdom	18.4
France	8.3
Switzerland	7.6
Germany	7.4
Netherlands	5.3
Spain	4.3
Denmark	4.0
Australia	3.7
Italy	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Industrials	14.4
Health Care	13.9
Information Technology	10.9
Consumer Discretionary	8.7
Consumer Staples	6.7
Communication Services	5.5
Utilities	4.2
Materials	4.1
Real Estate	2.7
Energy	2.4
Repurchase Agreements	2.8
Preferred Stocks	1.0
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	2.6%
ASML Holding NV	2.1
SAP SE	2.0
Sumitomo Mitsui Financial Group, Inc.	1.7
3i Group PLC	1.7
Banco Santander SA	1.7
DBS Group Holdings Ltd.	1.6
HSBC Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd.	1.6
Barclays PLC	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000200977
Shareholder Report [Line Items]
Fund Name		Transamerica International Stock
Class Name		Class R6
Trading Symbol		TIHJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.78%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Stock selection in Japan and the United Kingdom and an overweight to Japan contributed to performance, while stock selection within Germany detracted. From a sector perspective, stock selection within financials and health care contributed most, while selection in communication services detracted.

Top stock-level contributors included Rolls-Royce Holdings PLC (“Rolls-Royce”), an aero-engine manufacturing business, and 3i Group PLC (“3i Group”), a UK-based private equity and investment company. Rolls-Royce benefited from strong engine flying activity, increased defense spending, recovery in travel, and stronger demand for power as well as large jet turbines despite industry-wide supply chain challenges. 3i Group benefited from its stake in discount retailer Action as it continued its rapid expansion in Europe, and delivered a substantial payout to shareholders.

The largest stock-level detractors included Nippon Telegraph & Telephone Corp. (“NTT”), a Japanese telecom company, and Stellantis NV (“Stellantis”), an automaker based in the Netherlands. NTT was hurt by intensifying competition, struggles in its mobile business, and input cost inflation. Stellantis experienced weaker-than-expected retail sales and lost market share due to recalls, and inventory management issues also detracted from performance.

Over the period, the sub-adviser managed the Fund in line with its behavioral-based philosophy of seeking underappreciated growth, as evidenced by the Fund’s higher recent earnings growth and more attractive valuations (as measured by characteristics like earnings-to-price ratio) relative to its benchmark. The sub-adviser seeks to combine quantitative tools and fundamental research to implement the strategy and marry that with a disciplined approach to portfolio construction, with the goal of delivering consistent excess returns relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
9/28/2018	$10,000	$10,000
9/30/2018	$10,000	$9,938
10/31/2018	$9,190	$9,148
11/30/2018	$8,990	$9,138
12/31/2018	$8,440	$8,696
1/31/2019	$9,161	$9,269
2/28/2019	$9,291	$9,506
3/31/2019	$9,291	$9,577
4/30/2019	$9,492	$9,855
5/31/2019	$8,981	$9,396
6/30/2019	$9,512	$9,956
7/31/2019	$9,271	$9,831
8/31/2019	$9,081	$9,578
9/30/2019	$9,332	$9,857
10/31/2019	$9,632	$10,212
11/30/2019	$9,712	$10,329
12/31/2019	$9,964	$10,666
1/31/2020	$9,773	$10,444
2/29/2020	$9,001	$9,502
3/31/2020	$7,648	$8,243
4/30/2020	$8,109	$8,782
5/31/2020	$8,420	$9,170
6/30/2020	$8,741	$9,486
7/31/2020	$8,971	$9,709
8/31/2020	$9,302	$10,209
9/30/2020	$9,062	$9,949
10/31/2020	$8,671	$9,552
11/30/2020	$9,843	$11,034
12/31/2020	$10,303	$11,549
1/31/2021	$10,232	$11,427
2/28/2021	$10,588	$11,685
3/31/2021	$11,096	$11,965
4/30/2021	$11,431	$12,335
5/31/2021	$11,847	$12,749
6/30/2021	$11,685	$12,609
7/31/2021	$11,797	$12,705
8/31/2021	$12,081	$12,930
9/30/2021	$11,756	$12,565
10/31/2021	$12,020	$12,877
11/30/2021	$11,441	$12,279
12/31/2021	$12,127	$12,909
1/31/2022	$11,916	$12,286
2/28/2022	$11,650	$12,070
3/31/2022	$11,694	$12,162
4/30/2022	$11,029	$11,385
5/31/2022	$11,284	$11,487
6/30/2022	$10,154	$10,423
7/31/2022	$10,686	$10,944
8/31/2022	$10,065	$10,425
9/30/2022	$9,145	$9,455
10/31/2022	$9,721	$9,964
11/30/2022	$10,974	$11,088
12/31/2022	$10,817	$11,100
1/31/2023	$11,659	$12,000
2/28/2023	$11,431	$11,751
3/31/2023	$11,670	$12,057
4/30/2023	$11,932	$12,410
5/31/2023	$11,511	$11,901
6/30/2023	$12,125	$12,446
7/31/2023	$12,444	$12,850
8/31/2023	$12,137	$12,360
9/30/2023	$11,773	$11,943
10/31/2023	$11,375	$11,460
11/30/2023	$12,353	$12,525
12/31/2023	$12,922	$13,193
1/31/2024	$13,075	$13,270
2/29/2024	$13,534	$13,515
3/31/2024	$14,134	$13,975
4/30/2024	$13,828	$13,632
5/31/2024	$14,710	$14,177
6/30/2024	$14,346	$13,951
7/31/2024	$14,746	$14,362
8/31/2024	$15,134	$14,831
9/30/2024	$15,016	$14,974
10/31/2024	$14,428	$14,162

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 9/28/18
Class R6	26.84%	8.42%	6.20%
MSCI EAFE IndexFootnote Reference(a)	23.58%	6.76%	5.88%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 356,096,078
Holdings Count | Holding		143
Advisory Fees Paid, Amount		$ 2,026,917
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$356,096,078
Number of Portfolio Holdings	143
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,026,917

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	25.9%
United Kingdom	18.4
France	8.3
Switzerland	7.6
Germany	7.4
Netherlands	5.3
Spain	4.3
Denmark	4.0
Australia	3.7
Italy	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Industrials	14.4
Health Care	13.9
Information Technology	10.9
Consumer Discretionary	8.7
Consumer Staples	6.7
Communication Services	5.5
Utilities	4.2
Materials	4.1
Real Estate	2.7
Energy	2.4
Repurchase Agreements	2.8
Preferred Stocks	1.0
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	2.6%
ASML Holding NV	2.1
SAP SE	2.0
Sumitomo Mitsui Financial Group, Inc.	1.7
3i Group PLC	1.7
Banco Santander SA	1.7
DBS Group Holdings Ltd.	1.6
HSBC Holdings PLC	1.6
Teva Pharmaceutical Industries Ltd.	1.6
Barclays PLC	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus